UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.3%
Consumer, Non-cyclical - 27.1%
AbbVie, Inc.[1]	15,646	$968,644
Tyson Foods, Inc. — Class A2	13,428	896,856
Ingredion, Inc.[1]	6,807	880,894
Sanderson Farms, Inc.	8,645	749,003
Flowers Foods, Inc.[1]	38,682	725,288
HCA Holdings, Inc.*,1	9,404	724,202
Dr Pepper Snapple Group, Inc.[2]	6,726	649,933
United Therapeutics Corp.*,1	6,067	642,617
AmerisourceBergen Corp. — Class A	8,055	638,923
Laboratory Corporation of America Holdings*,2	4,806	626,077
ManpowerGroup, Inc.	9,661	621,589
Cal-Maine Foods, Inc.	14,005	620,701
Quest Diagnostics, Inc.[1]	7,336	597,224
Dean Foods Co.[2]	29,709	537,436
Darling Ingredients, Inc.*,1	35,714	532,139
MEDNAX, Inc.*	7,297	528,522
United Natural Foods, Inc.*	10,961	512,975
Express Scripts Holding Co.*,2	6,537	495,505
Pfizer, Inc.	13,604	478,997
Johnson & Johnson[2]	3,944	478,407
Merck & Company, Inc.[2]	8,246	475,052
Post Holdings, Inc.*	5,669	468,770
DaVita HealthCare Partners, Inc.*	5,806	448,920
Owens & Minor, Inc.[1]	11,109	415,254
Total System Services, Inc.	7,287	387,013
Charles River Laboratories International, Inc.*	4,592	378,565
Cambrex Corp.*	7,196	372,249
LifePoint Health, Inc.*,1	5,465	357,247
SpartanNash Co.[1]	11,150	340,967
Universal Corp.	5,609	323,864
Cardtronics, Inc.*	7,680	305,741
ResMed, Inc.[2]	4,797	303,314
Sysco Corp.	5,959	302,359
Magellan Health, Inc.*	4,234	278,470
Deluxe Corp.[1]	4,104	272,382
Kimberly-Clark Corp.	1,945	267,399
Robert Half International, Inc.	6,925	264,258
VCA, Inc.*	3,839	259,555
Avery Dennison Corp.	3,471	259,457
Becton Dickinson and Co.	1,488	252,350
Chemed Corp.	1,837	250,401
SUPERVALU, Inc.*	51,920	245,062
Air Methods Corp.*,1	6,670	238,986
JM Smucker Co.[2]	1,561	237,912
Baxter International, Inc.	5,204	235,325
Total Consumer, Non-cyclical		20,846,804
Industrial - 13.9%
Harris Corp.[2]	8,176	682,205
Huntington Ingalls Industries, Inc.[1]	3,499	587,937
Fluor Corp.[1]	10,879	536,117
Avnet, Inc.[1]	12,636	511,884
Arrow Electronics, Inc.*,1	7,968	493,219
WestRock Co.	12,093	470,055
ITT, Inc.[1]	12,566	401,861
Tech Data Corp.*,1	5,221	375,129
AECOM*	10,873	345,435
Boeing Co.[2]	2,633	341,948
Vishay Intertechnology, Inc.[1]	27,319	338,482
Sanmina Corp.*	12,306	329,924
KBR, Inc.	24,424	323,374
Crane Co.[1]	5,650	320,468
Methode Electronics, Inc.[1]	9,238	316,217
Waters Corp.*	2,238	314,775
CSX Corp.	11,157	290,975
Keysight Technologies, Inc.*,1	9,739	283,307
Saia, Inc.*,1	11,026	277,194
Barnes Group, Inc.[1]	8,356	276,751
Mueller Industries, Inc.[1]	8,565	273,052
Applied Industrial Technologies, Inc.[1]	5,963	269,170
Knight Transportation, Inc.[1]	10,068	267,607
Briggs & Stratton Corp.[1]	12,504	264,835
Federal Signal Corp.[1]	20,560	264,813
Timken Co.[1]	8,414	257,973
Trinity Industries, Inc.	13,745	255,244
United Parcel Service, Inc. — Class B	2,210	238,061
ArcBest Corp.[1]	14,598	237,217
Werner Enterprises, Inc.	10,208	234,478
Expeditors International of Washington, Inc.	4,700	230,488
Total Industrial		10,610,195
Consumer, Cyclical - 12.7%
Wal-Mart Stores, Inc.[2]	13,181	962,477
Southwest Airlines Co.	20,774	814,549
CVS Health Corp.[1]	8,173	782,483
UniFirst Corp.	6,190	716,307
American Airlines Group, Inc.[2]	20,483	579,874
Foot Locker, Inc.	9,067	497,416
Alaska Air Group, Inc.	7,826	456,178
Walgreens Boots Alliance, Inc.[2]	5,402	449,824
Target Corp.	5,543	387,012
Thor Industries, Inc.[1]	5,918	383,131
United Continental Holdings, Inc.*	8,631	354,216
JetBlue Airways Corp.*	21,254	351,966
Delta Air Lines, Inc.	9,445	344,081
Scotts Miracle-Gro Co. — Class A	4,469	312,428
Spirit Airlines, Inc.*,1	6,638	297,847
Allegiant Travel Co. — Class A	1,908	289,062
PACCAR, Inc.[1]	5,030	260,906
Macy's, Inc.[2]	7,520	252,747
Nordstrom, Inc.	6,312	240,171
WW Grainger, Inc.	1,044	237,249
Brinker International, Inc.	5,017	228,424
Cooper-Standard Holding, Inc.*	2,725	215,248
Dana Holding Corp.[1]	20,303	214,400
Lear Corp.	2,004	203,927
Total Consumer, Cyclical		9,831,923
Technology - 11.7%
Intel Corp.[2]	32,772	1,074,922
Apple, Inc.[2]	8,469	809,636
Oracle Corp.[1]	17,897	732,524

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Technology - 11.7% (continued)
International Business Machines Corp.[2]	4,177	$633,985
CA, Inc.[2]	19,304	633,750
HP, Inc.[2]	49,005	615,013
Tessera Technologies, Inc.	15,019	460,182
NetApp, Inc.	18,535	455,776
Convergys Corp.[1]	17,154	428,850
Skyworks Solutions, Inc.	6,387	404,169
Cirrus Logic, Inc.*,1	9,169	355,665
Brocade Communications Systems, Inc.	35,879	329,369
Sykes Enterprises, Inc.*,1	9,648	279,406
CACI International, Inc. — Class A*,1	3,057	276,383
Texas Instruments, Inc.[2]	4,365	273,467
Science Applications International Corp.	4,628	270,044
Mentor Graphics Corp.	12,211	259,606
Cabot Microelectronics Corp.[1]	6,090	257,851
Allscripts Healthcare Solutions, Inc.*	19,387	246,215
Icad, Inc.*,1	40,332	210,533
Total Technology		9,007,346
Communications - 10.3%
AT&T, Inc.[2]	28,688	1,239,609
Verizon Communications, Inc.[2]	17,655	985,855
Juniper Networks, Inc.	32,654	734,388
eBay, Inc.*,2	26,576	622,144
Motorola Solutions, Inc.	7,669	505,924
Level 3 Communications, Inc.*	8,660	445,903
Discovery Communications, Inc. — Class A*,1	17,464	440,617
Viacom, Inc. — Class B1	10,347	429,090
Comcast Corp. — Class A	6,386	416,303
VeriSign, Inc.*	4,585	396,419
Time Warner, Inc.[1]	4,988	366,818
AMC Networks, Inc. — Class A*	5,468	330,377
Walt Disney Co.	2,775	271,450
Frontier Communications Corp.	54,007	266,795
General Communication, Inc. — Class A*,1	16,174	255,549
Ciena Corp.*	10,897	204,319
Total Communications		7,911,560
Financial - 8.8%
Prudential Financial, Inc.[2]	8,976	640,348
Aflac, Inc.[2]	6,786	489,677
Interactive Brokers Group, Inc. — Class A2	12,859	455,209
MetLife, Inc.[2]	10,274	409,214
Franklin Resources, Inc.[2]	10,535	351,553
Selective Insurance Group, Inc.[1]	9,177	350,653
Old Republic International Corp.	18,120	349,535
American Financial Group, Inc.	4,370	323,074
Aspen Insurance Holdings Ltd.[1]	6,869	318,584
Brixmor Property Group, Inc.	11,547	305,533
Hanover Insurance Group, Inc.	3,597	304,378
American Express Co.	4,567	277,491
Bank of America Corp.[2]	20,788	275,857
Healthcare Realty Trust, Inc.	7,739	270,788
CNO Financial Group, Inc.	13,570	236,932
Waddell & Reed Financial, Inc. — Class A1	13,161	226,632
Discover Financial Services	4,115	220,523
Bank of New York Mellon Corp.	5,616	218,182
Unum Group	6,644	211,213
Ameriprise Financial, Inc.	2,331	209,440
Invesco Ltd.	7,670	195,892
National Storage Affiliates Trust	7,670	159,689
Total Financial		6,800,397
Utilities - 7.4%
FirstEnergy Corp.[2]	25,075	875,368
NextEra Energy, Inc.[2]	6,329	825,302
Ameren Corp.[2]	13,042	698,790
Edison International[2]	8,879	689,632
UGI Corp.[1]	14,317	647,844
Southwest Gas Corp.[2]	7,228	568,916
American Electric Power Company, Inc.[2]	6,303	441,777
OGE Energy Corp.[1]	10,897	356,877
Pinnacle West Capital Corp.[1]	4,277	346,694
Duke Energy Corp.	3,175	272,383
Total Utilities		5,723,583
Basic Materials - 2.6%
Mosaic Co.[1]	19,160	501,609
Eastman Chemical Co.	6,858	465,658
International Paper Co.	9,491	402,229
Nucor Corp.	7,100	350,811
PPG Industries, Inc.	3,141	327,135
Total Basic Materials		2,047,442
Energy - 0.8%
Pioneer Natural Resources Co.	2,027	306,503
Valero Energy Corp.	5,785	295,035
Total Energy		601,538
Total Common Stocks
(Cost $70,760,129)		73,380,788

SHORT TERM INVESTMENTS† - 1.3%
Goldman Sachs Financial Square Treasury Instruments Fund 0.19%[3]	976,609	976,609
Total Short Term Investments
(Cost $976,609)		976,609
Total Investments - 96.6%
(Cost $71,736,738)		$74,357,397

COMMON STOCKS SOLD SHORT† - (22.5)%
Communications - (0.8)%
Amazon.com, Inc.*	887	(634,755)
Industrial - (1.3)%
EnPro Industries, Inc.	6,526	(289,689)
Louisiana-Pacific Corp.*	37,703	(654,147)
Total Industrial		(943,836)
Consumer, Non-cyclical - (1.8)%
Acorda Therapeutics, Inc.*	9,130	(232,861)
Cantel Medical Corp.	3,702	(254,439)
Monro Muffler Brake, Inc.	4,565	(290,151)
Vertex Pharmaceuticals, Inc.*	7,089	(609,796)
Total Consumer, Non-cyclical		(1,387,247)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (22.5)% (continued)
Technology - (2.9)%
Red Hat, Inc.*	3,709	$(269,273)
CommVault Systems, Inc.*	6,494	(280,476)
Ultimate Software Group, Inc.*	1,457	(306,392)
Silicon Laboratories, Inc.*	6,554	(319,442)
Medidata Solutions, Inc.*	8,653	(405,566)
Cypress Semiconductor Corp.	66,786	(704,592)
Total Technology		(2,285,741)
Consumer, Cyclical - (3.3)%
LKQ Corp.*	5,180	(164,206)
Motorcar Parts of America, Inc.*	8,263	(224,588)
Regis Corp.*	18,054	(224,772)
Sonic Automotive, Inc. — Class A	14,661	(250,850)
Popeyes Louisiana Kitchen, Inc.*	4,659	(254,568)
Callaway Golf Co.	26,547	(271,045)
Mobile Mini, Inc.	8,487	(293,990)
Papa John's International, Inc.	4,531	(308,108)
Crocs, Inc.*	28,875	(325,710)
Pool Corp.	3,510	(330,045)
Total Consumer, Cyclical		(2,647,882)
Basic Materials - (3.7)%
HB Fuller Co.	4,808	(211,504)
Compass Minerals International, Inc.	2,955	(219,231)
NewMarket Corp.	672	(278,463)
Sensient Technologies Corp.	6,337	(450,181)
Worthington Industries, Inc.	11,465	(484,970)
Royal Gold, Inc.	17,435	(1,255,669)
Total Basic Materials		(2,900,018)
Financial - (8.7)%
Northfield Bancorp, Inc.	15,101	(223,948)
Sovran Self Storage, Inc.	2,259	(237,014)
Safety Insurance Group, Inc.	3,882	(239,053)
FNB Corp.	19,143	(240,053)
Morgan Stanley	9,610	(249,668)
Pennsylvania Real Estate Investment Trust	11,662	(250,150)
Community Bank System, Inc.	6,497	(266,962)
American Assets Trust, Inc.	6,460	(274,162)
Glacier Bancorp, Inc.	10,453	(277,841)
Webster Financial Corp.	8,405	(285,350)
Liberty Property Trust	7,398	(293,849)
Associated Banc-Corp.	18,097	(310,364)
EastGroup Properties, Inc.	5,132	(353,697)
Assurant, Inc.	4,457	(384,684)
Retail Opportunity Investments Corp.	17,793	(385,574)
Boston Properties, Inc.	3,035	(400,316)
Camden Property Trust	4,644	(410,623)
Federal Realty Investment Trust	2,791	(462,050)
Valley National Bancorp	53,846	(491,075)
Alexandria Real Estate Equities, Inc.	6,288	(650,934)
Total Financial		(6,687,367)
Total Common Stocks Sold Short
(Proceeds $16,082,281)		(17,486,846)
Total Securities Sold Short- (22.5)%
(Proceeds $16,082,281)		$(17,486,846)
Other Assets & Liabilities, net - 25.9%		19,880,703
Total Net Assets - 100.0%		$76,751,254

Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2017 Alpha Opportunity Short Custom Basket Swap 0.95%[4], Terminating 02/03/17 (Notional Value $57,959,641)	$(3,813,854)

OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley February 2017 Alpha Opportunity Long Custom Basket Swap 0.06%[5], Terminating 02/03/17 (Notional Value $57,294,507)	$1,596,962

CUSTOM BASKET OF LONG SECURITIES
	Shares	Unrealized Gain (Loss)
WellCare Health Plans, Inc.*	7,772	$226,269
Energizer Holdings, Inc.	11,266	192,270
Cisco Systems, Inc.	29,926	129,711
UnitedHealth Group, Inc.	4,822	117,141
Archer-Daniels-Midland Co.	15,028	108,631
CenturyLink, Inc.	31,790	101,333
Universal Health Services, Inc. — Class B	4,562	88,683
InterDigital, Inc.	9,221	88,172
Telephone & Data Systems, Inc.	14,448	80,903
Consolidated Edison, Inc.	12,191	80,044
McKesson Corp.	2,764	77,233
QUALCOMM, Inc.	11,517	76,808
CenterPoint Energy, Inc.	18,784	58,445
Travelers Companies, Inc.	6,114	56,536
Hartford Financial Services Group, Inc.	12,862	55,378
SYNNEX Corp.	5,692	53,805
Public Service Enterprise Group, Inc.	10,227	53,487
Principal Financial Group, Inc.	8,574	47,658
Cummins, Inc.	2,789	46,230
WR Berkley Corp.	4,495	41,796
Carlisle Companies, Inc.	3,518	36,281
Allstate Corp.	4,803	33,706
DST Systems, Inc.	3,740	33,154
Dick's Sporting Goods, Inc.	5,625	31,079
Western Union Co.	28,169	29,677
Amsurg Corp. — Class A*	5,924	28,302
JPMorgan Chase & Co.	6,052	26,981

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Unrealized Gain (Loss)
ConAgra Foods, Inc.	7,608	$22,597
Mallinckrodt plc*	8,013	22,216
EMCOR Group, Inc.	7,766	22,078
PG&E Corp.	4,532	19,929
PepsiCo, Inc.	3,288	19,250
Teradyne, Inc.	31,651	18,103
Progressive Corp.	15,522	16,155
Procter & Gamble Co.	4,945	14,963
Snap-on, Inc.	1,542	13,828
Hormel Foods Corp.	7,061	13,523
Great Plains Energy, Inc.	13,813	13,414
ATN International, Inc.	5,376	9,791
Amgen, Inc.	4,313	9,764
Microsoft Corp.	10,750	7,996
Teradata Corp.*	9,721	5,123
Scripps Networks Interactive, Inc. — Class A	10,320	4,699
Citigroup, Inc.	8,093	4,261
Everest Re Group Ltd.	4,304	3,631
Lincoln National Corp.	7,496	2,861
Hologic, Inc.*	14,172	(628)
Equity Residential	4,698	(1,920)
Xerox Corp.	74,333	(2,293)
IPG Photonics Corp.*	4,277	(9,161)
Cardinal Health, Inc.	10,593	(11,464)
Cognizant Technology Solutions Corp. — Class A*	6,425	(11,626)
Gilead Sciences, Inc.	12,890	(12,086)
Pitney Bowes, Inc.	13,319	(14,465)
Michael Kors Holdings Ltd.*	8,273	(15,916)
Ford Motor Co.	32,276	(20,481)
Goodyear Tire & Rubber Co.	8,451	(23,640)
Kroger Co.	19,562	(29,664)
Synchrony Financial*	12,119	(30,213)
LyondellBasell Industries N.V. — Class A	9,060	(40,253)
Molina Healthcare, Inc.*	12,373	(64,464)
Delta Air Lines, Inc.	12,770	(67,342)
Biogen, Inc.*	2,838	(72,967)
United Continental Holdings, Inc.*	15,180	(98,084)
First Solar, Inc.*	7,541	(143,379)
Total Custom Basket of Long Securities		1,573,849

CUSTOM BASKET OF SHORT SECURITIES
Hanesbrands, Inc.	(17,066)	95,317
Autodesk, Inc.*	(20,145)	62,793
Cree, Inc.*	(10,538)	58,503
United States Steel Corp.	(35,433)	49,302
Stericycle, Inc.*	(3,732)	48,475
Goldman Sachs Group, Inc.	(5,874)	45,132
Sotheby's	(9,434)	41,824
Bank of the Ozarks, Inc.	(6,589)	35,780
Toll Brothers, Inc.*	(18,573)	28,658
Twenty-First Century Fox, Inc. — Class A	(12,244)	27,599
American International Group, Inc.	(13,060)	26,619
AutoNation, Inc.*	(5,597)	22,949
New York Community Bancorp, Inc.	(64,432)	22,456
Tangoe, Inc.*	(35,890)	19,935
Tempur Sealy International, Inc.*	(4,544)	17,522
Nielsen Holdings plc	(7,347)	17,357
Mattel, Inc.	(13,974)	17,024
Allergan plc*	(1,638)	16,061
Harman International Industries, Inc.	(3,025)	14,428
Priceline Group, Inc.*	(205)	14,209
Trimble Navigation Ltd.*	(8,884)	14,142
VF Corp.	(7,702)	13,309
TripAdvisor, Inc.*	(8,368)	13,258
Cheesecake Factory, Inc.	(4,596)	12,636
Orbital ATK, Inc.	(2,589)	10,724
Nektar Therapeutics*	(28,742)	9,664
Expedia, Inc.	(1,489)	9,637
Donaldson Company, Inc.	(6,703)	8,871
Illinois Tool Works, Inc.	(2,280)	8,855
Interpublic Group of Companies, Inc.	(9,613)	8,607
Electronics for Imaging, Inc.*	(5,963)	7,029
Intercontinental Exchange, Inc.	(884)	4,606
Hasbro, Inc.	(4,827)	4,370
Netflix, Inc.*	(6,479)	4,340
Pentair plc	(3,911)	3,893
Acuity Brands, Inc.	(915)	3,429
Domino's Pizza, Inc.	(1,969)	3,318
People's United Financial, Inc.	(10,872)	2,482
AvalonBay Communities, Inc.	(1,479)	2,223
Under Armour, Inc. — Class A*	(12,390)	1,775
PPL Corp.	(9,550)	1,383
Chipotle Mexican Grill, Inc. — Class A*	(628)	1,197
Gartner, Inc.*	(3,063)	956
Corning, Inc.	(20,657)	66
BB&T Corp.	(6,346)	(507)
NIKE, Inc. — Class B	(5,377)	(636)
L-3 Communications Holdings, Inc.	(1,579)	(636)
MSCI, Inc. — Class A	(3,012)	(1,542)
Navient Corp.	(18,481)	(1,620)
Jack in the Box, Inc.	(3,563)	(3,391)
PulteGroup, Inc.	(12,037)	(3,416)
TransDigm Group, Inc.*	(1,373)	(3,685)
Alkermes plc*	(5,472)	(3,758)
Fortinet, Inc.*	(12,737)	(4,382)
Ball Corp.	(3,142)	(5,213)
Northrop Grumman Corp.	(1,063)	(5,311)
CME Group, Inc. — Class A	(2,433)	(5,519)
Adobe Systems, Inc.*	(3,614)	(5,771)
Coach, Inc.	(6,124)	(5,913)
Balchem Corp.	(7,235)	(5,930)
Equifax, Inc.	(1,863)	(8,474)
Kite Realty Group Trust	(8,792)	(9,758)
Starbucks Corp.	(4,234)	(10,021)
Dunkin' Brands Group, Inc.	(6,306)	(10,217)
Taubman Centers, Inc.	(3,280)	(10,557)
DCT Industrial Trust, Inc.	(5,085)	(12,297)
Public Storage	(955)	(13,403)
Cintas Corp.	(3,795)	(13,864)
Tractor Supply Co.	(3,801)	(13,900)
Leggett & Platt, Inc.	(5,652)	(14,824)
Digital Realty Trust, Inc.	(2,270)	(15,414)
Yum! Brands, Inc.	(4,931)	(15,716)
NiSource, Inc.	(9,754)	(16,509)
BlackRock, Inc. — Class A	(832)	(17,166)
Ellie Mae, Inc.*	(2,757)	(21,035)
Edgewell Personal Care Co.*	(3,128)	(21,148)
Four Corners Property Trust, Inc.	(13,157)	(21,249)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Unrealized Gain (Loss)
International Flavors & Fragrances, Inc.	(2,399)	$(22,532)
PTC, Inc.*	(10,251)	(23,372)
Eversource Energy	(4,346)	(24,649)
Extra Space Storage, Inc.	(3,293)	(24,901)
Panera Bread Co. — Class A*	(1,618)	(24,988)
Aerovironment, Inc.*	(12,093)	(25,489)
Post Properties, Inc.	(6,897)	(26,538)
Dollar General Corp.	(3,443)	(27,501)
Sempra Energy	(3,240)	(28,151)
Dominion Resources, Inc.	(4,195)	(28,883)
Essex Property Trust, Inc.	(2,101)	(29,213)
Lennar Corp. — Class A	(12,927)	(29,767)
Deere & Co.	(10,823)	(29,798)
Manhattan Associates, Inc.*	(5,308)	(30,473)
Wynn Resorts Ltd.	(8,409)	(30,554)
Boston Scientific Corp.*	(10,573)	(30,578)
salesforce.com, Inc.*	(6,741)	(31,476)
Imperva, Inc.*	(6,120)	(31,828)
General Electric Co.	(18,706)	(32,430)
Leucadia National Corp.	(27,397)	(33,821)
Ingersoll-Rand plc	(3,594)	(35,173)
Weingarten Realty Investors	(7,275)	(36,286)
Bristol-Myers Squibb Co.	(3,513)	(37,466)
Realty Income Corp.	(3,592)	(39,444)
Alliant Energy Corp.	(7,629)	(42,427)
Semtech Corp.*	(13,734)	(43,486)
Welltower, Inc.	(4,344)	(44,011)
Lexington Realty Trust	(27,417)	(44,342)
Kilroy Realty Corp.	(4,796)	(44,848)
Kate Spade & Co.*	(23,448)	(45,015)
Kansas City Southern	(5,987)	(45,621)
Intuit, Inc.	(3,344)	(45,988)
Education Realty Trust, Inc.	(6,652)	(48,759)
Freeport-McMoRan, Inc.	(80,031)	(49,692)
Mercury General Corp.	(8,234)	(50,023)
Simon Property Group, Inc.	(1,718)	(51,270)
FMC Corp.	(6,296)	(52,481)
Equity One, Inc.	(12,506)	(52,800)
Copart, Inc.*	(7,578)	(53,322)
Garmin Ltd.	(10,094)	(54,763)
Douglas Emmett, Inc.	(11,273)	(56,076)
Vornado Realty Trust	(4,011)	(56,166)
WhiteWave Foods Co. — Class A*	(8,438)	(57,774)
Core-Mark Holding Company, Inc.	(8,008)	(59,985)
Cooper Companies, Inc.	(1,592)	(60,112)
Eagle Materials, Inc.	(2,902)	(60,545)
Regency Centers Corp.	(5,574)	(61,211)
Ashland, Inc.	(3,175)	(61,797)
Tyler Technologies, Inc.*	(2,497)	(61,861)
Itron, Inc.*	(6,963)	(63,841)
S&P Global, Inc.	(3,124)	(64,897)
Medical Properties Trust, Inc.	(21,370)	(65,995)
Crown Castle International Corp.	(5,714)	(68,034)
Stillwater Mining Co.*	(39,807)	(70,148)
South Jersey Industries, Inc.	(11,842)	(74,378)
CarMax, Inc.*	(17,742)	(75,780)
Ulta Salon Cosmetics & Fragrance, Inc.*	(2,116)	(76,039)
Dollar Tree, Inc.*	(6,378)	(78,804)
NRG Energy, Inc.	(37,649)	(79,695)
SL Green Realty Corp.	(7,040)	(83,586)
HCP, Inc.	(20,579)	(83,663)
Prologis, Inc.	(10,042)	(86,356)
Equinix, Inc.	(1,937)	(90,824)
American Tower Corp. — Class A	(4,287)	(93,358)
Olin Corp.	(10,232)	(93,736)
Five Below, Inc.*	(9,346)	(94,286)
Rayonier, Inc.	(23,079)	(94,361)
Ventas, Inc.	(5,639)	(98,688)
Mack-Cali Realty Corp.	(17,859)	(101,173)
Duke Realty Corp.	(17,591)	(111,781)
MDU Resources Group, Inc.	(21,542)	(120,447)
Vulcan Materials Co.	(6,883)	(188,544)
Martin Marietta Materials, Inc.	(3,734)	(189,566)
Total Custom Basket of Short Securities		(3,737,735)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]
Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is the rate effective at June 30, 2016.

[5]
Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Long Securities. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$73,380,788	$—	$—	$—	$73,380,788
Equity Index Swap Agreements	—	—	1,596,962	—	1,596,962
Short Term Investments	976,609	—	—	—	976,609
Total	$74,357,397	$—	$1,596,962	$—	$75,954,359

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$17,486,846	$—	$—	$—	$17,486,846
Equity Index Swap Agreements	—	—	3,813,854	—	3,813,854
Total	$17,486,846	$—	$3,813,854	$—	$21,300,700

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 29.8%
Johnson & Johnson	43,922	$5,327,739
PepsiCo, Inc.	34,463	3,651,010
Kimberly-Clark Corp.	25,013	3,438,787
Automatic Data Processing, Inc.	31,729	2,914,943
Merck & Company, Inc.	49,212	2,835,103
Bristol-Myers Squibb Co.	35,250	2,592,638
Eli Lilly & Co.	31,883	2,510,786
Procter & Gamble Co.	29,156	2,468,639
Colgate-Palmolive Co.	33,530	2,454,396
Dr Pepper Snapple Group, Inc.	23,438	2,264,814
Kellogg Co.	26,331	2,149,926
Gilead Sciences, Inc.	24,925	2,079,243
Pfizer, Inc.	55,963	1,970,457
JM Smucker Co.	12,037	1,834,559
Kroger Co.	46,761	1,720,337
Hershey Co.	14,598	1,656,727
Cardinal Health, Inc.	20,605	1,607,396
AbbVie, Inc.	24,567	1,520,943
Amgen, Inc.	9,663	1,470,225
Allergan plc*	6,354	1,468,346
General Mills, Inc.	19,425	1,385,391
Clorox Co.	9,816	1,358,436
RR Donnelley & Sons Co.	73,096	1,236,784
Morningstar, Inc.	15,064	1,231,934
ManpowerGroup, Inc.	19,115	1,229,859
Medtronic plc	13,104	1,137,034
Becton Dickinson and Co.	6,591	1,117,768
Coca-Cola Co.	23,720	1,075,228
Celgene Corp.*	8,460	834,410
Biogen, Inc.*	3,274	791,719
DaVita HealthCare Partners, Inc.*	10,193	788,123
Danaher Corp.	5,158	520,958
Hormel Foods Corp.	10,427	381,628
Owens & Minor, Inc.	8,005	299,227
Abbott Laboratories	7,540	296,397
Thermo Fisher Scientific, Inc.	1,971	291,235
Anthem, Inc.	1,826	239,827
Total Consumer, Non-cyclical		62,152,972
Technology - 12.9%
Intel Corp.	140,883	4,620,962
Apple, Inc.	45,816	4,380,010
Microsoft Corp.	50,855	2,602,250
Paychex, Inc.	36,988	2,200,786
Oracle Corp.	49,103	2,009,786
Intuit, Inc.	14,563	1,625,376
Texas Instruments, Inc.	24,316	1,523,397
NetApp, Inc.	52,490	1,290,729
International Business Machines Corp.	8,004	1,214,848
Jack Henry & Associates, Inc.	12,248	1,068,883
Accenture plc — Class A	8,984	1,017,797
Teradata Corp.*	36,234	908,386
Teradyne, Inc.	37,681	741,939
Activision Blizzard, Inc.	18,214	721,821
salesforce.com, Inc.*	6,224	494,248
QUALCOMM, Inc.	9,102	487,594
Total Technology		26,908,812
Industrial - 12.2%
General Electric Co.	100,260	3,156,185
United Parcel Service, Inc. — Class B	26,225	2,824,957
3M Co.	15,138	2,650,967
Raytheon Co.	17,132	2,329,095
Waste Management, Inc.	34,183	2,265,307
CSX Corp.	61,362	1,600,321
Fluor Corp.	29,389	1,448,290
Boeing Co.	10,618	1,378,960
Union Pacific Corp.	13,279	1,158,593
Honeywell International, Inc.	9,326	1,084,800
FedEx Corp.	7,027	1,066,558
Caterpillar, Inc.	13,082	991,746
Rockwell Collins, Inc.	9,092	774,093
Stericycle, Inc.*	7,023	731,235
Cummins, Inc.	6,038	678,913
Dover Corp.	7,089	491,409
United Technologies Corp.	4,756	487,728
Parker-Hannifin Corp.	2,562	276,824
Total Industrial		25,395,981
Consumer, Cyclical - 12.1%
Costco Wholesale Corp.	19,009	2,985,174
McDonald's Corp.	21,897	2,635,085
Wal-Mart Stores, Inc.	34,570	2,524,301
WW Grainger, Inc.	10,942	2,486,570
CVS Health Corp.	21,596	2,067,601
Walgreens Boots Alliance, Inc.	23,802	1,981,993
Ford Motor Co.	136,623	1,717,351
Home Depot, Inc.	10,913	1,393,481
Delta Air Lines, Inc.	36,689	1,336,580
Southwest Airlines Co.	33,886	1,328,670
NIKE, Inc. — Class B	22,977	1,268,330
Brinker International, Inc.	19,501	887,881
AutoZone, Inc.*	956	758,911
Choice Hotels International, Inc.	11,762	560,106
Bed Bath & Beyond, Inc.	12,836	554,772
Lowe's Companies, Inc.	4,684	370,832
Ross Stores, Inc.	5,651	320,355
Total Consumer, Cyclical		25,177,993
Communications - 11.0%
AT&T, Inc.	122,215	5,280,910
Verizon Communications, Inc.	84,273	4,705,804
Alphabet, Inc. — Class A*	6,073	4,272,538
Cisco Systems, Inc.	71,991	2,065,422
Twitter, Inc.*	78,002	1,319,014
Amazon.com, Inc.*	1,745	1,248,756
Telephone & Data Systems, Inc.	37,542	1,113,496
Walt Disney Co.	6,077	594,452
Omnicom Group, Inc.	5,996	488,614
eBay, Inc.*	17,316	405,368
United States Cellular Corp.*	10,259	402,871
Discovery Communications, Inc. — Class A*	15,320	386,524
Viacom, Inc. — Class B	8,466	351,085
Facebook, Inc. — Class A*	2,532	289,357
Total Communications		22,924,211
Financial - 9.1%
Simon Property Group, Inc.	10,792	2,340,785
AvalonBay Communities, Inc.	11,880	2,143,033

Guggenheim Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 9.1% (continued)
T. Rowe Price Group, Inc.	28,454	$2,076,288
JPMorgan Chase & Co.	33,154	2,060,190
Federal Realty Investment Trust	9,795	1,621,562
Wells Fargo & Co.	26,550	1,256,611
MasterCard, Inc. — Class A	14,250	1,254,855
Erie Indemnity Co. — Class A	12,123	1,204,299
American Financial Group, Inc.	15,091	1,115,678
Aflac, Inc.	11,922	860,291
Principal Financial Group, Inc.	16,754	688,757
Travelers Companies, Inc.	4,823	574,130
Berkshire Hathaway, Inc. — Class B*	3,164	458,116
Allstate Corp.	5,122	358,284
Progressive Corp.	10,188	341,298
BlackRock, Inc. — Class A	834	285,670
PNC Financial Services Group, Inc.	3,387	275,668
Total Financial		18,915,515
Energy - 5.1%
Chevron Corp.	28,490	2,986,606
Phillips 66	19,708	1,563,633
Spectra Energy Corp.	37,360	1,368,497
ConocoPhillips	30,902	1,347,327
Schlumberger Ltd.	9,646	762,806
Valero Energy Corp.	13,490	687,990
EOG Resources, Inc.	5,029	419,519
Hess Corp.	6,491	390,109
Anadarko Petroleum Corp.	5,832	310,554
Occidental Petroleum Corp.	4,010	302,996
FMC Technologies, Inc.*	11,283	300,918
Oceaneering International, Inc.	9,629	287,522
Total Energy		10,728,477
Basic Materials - 3.8%
Sherwin-Williams Co.	7,489	2,199,295
Praxair, Inc.	15,920	1,789,249
Mosaic Co.	64,020	1,676,044
Air Products & Chemicals, Inc.	10,037	1,425,655
International Paper Co.	8,155	345,609
Dow Chemical Co.	5,653	281,010
Eastman Chemical Co.	4,123	279,952
Total Basic Materials		7,996,814
Utilities - 3.6%
Xcel Energy, Inc.	41,387	1,853,309
Consolidated Edison, Inc.	20,874	1,679,105
Southern Co.	31,060	1,665,748
NextEra Energy, Inc.	12,643	1,648,647
Sempra Energy	4,833	551,059
WEC Energy Group, Inc.	3,254	212,486
Total Utilities		7,610,354
Total Common Stocks
(Cost $200,478,388)		207,811,129

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	7,550	1,581,952
Total Exchange-Traded Funds
(Cost $1,548,620)		1,581,952

SHORT TERM INVESTMENTS† - 0.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[1]	653,828	653,828
Total Short Term Investments
(Cost $653,828)		653,828
Total Investments - 100.7%
(Cost $202,680,836)		$210,046,909
Other Assets & Liabilities, net - (0.7)%		(1,360,040)
Total Net Assets - 100.0%		$208,686,869

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$207,811,129	$—	$—	$207,811,129
Exchange-Traded Funds	1,581,952	—	—	1,581,952
Short Term Investments	653,828	—	—	653,828
Total	$210,046,909	$—	$—	$210,046,909

For the period ended June 30, 2016, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 11.2%
Guggenheim S&P High Income Infrastructure ETF[1]	23,785	$603,187
Total Exchange-Traded Funds
(Cost $499,952)		603,187

MUTUAL FUNDS† - 78.6%
Guggenheim High Yield Fund - Institutional Class[1]	207,523	1,815,824
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	57,583	1,052,612
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	23,980	612,222
Guggenheim World Equity Income Fund - Institutional Class[1]	28,224	377,079
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	7,659	226,705
Guggenheim Limited Duration Fund - Institutional Class[1]	6,976	170,558
Total Mutual Funds
(Cost $4,086,761)		4,255,000

CLOSED-END FUNDS† - 8.8%
ClearBridge Energy MLP Opportunity Fund, Inc.	1,061	13,877
John Hancock Premium Dividend Fund	807	13,687
Avenue Income Credit Strategies Fund	1,134	13,585
Cohen & Steers REIT and Preferred Income Fund, Inc.	659	13,536
LMP Capital and Income Fund, Inc.	995	13,064
New America High Income Fund, Inc.	1,517	12,970
Legg Mason BW Global Income Opportunities Fund, Inc.	995	12,895
Western Asset High Income Fund II, Inc.	1,857	12,887
John Hancock Investors Trust	798	12,864
AllianzGI Convertible & Income Fund	2,064	12,694
Calamos Convertible and High Income Fund	1,195	12,679
PIMCO Income Opportunity Fund	551	12,673
Western Asset Worldwide Income Fund, Inc.	1,153	12,671
BlackRock Credit Allocation Income Trust	973	12,668
Western Asset Premier Bond Fund	951	12,648
BlackRock Multi-Sector Income Trust	761	12,595
Deutsche High Income Opportunities Fund, Inc.	926	12,594
AllianzGI Equity & Convertible Income Fund	683	12,560
PIMCO Income Strategy Fund II	1,364	12,549
Neuberger Berman High Yield Strategies Fund, Inc.	1,146	12,549
Western Asset High Yield Defined Opportunity Fund, Inc.	834	12,527
Blackstone / GSO Strategic Credit Fund	868	12,491
Eaton Vance Floating-Rate Income Trust	923	12,396
Tortoise Pipeline & Energy Fund, Inc.	665	12,376
Invesco Dynamic Credit Opportunities Fund	1,120	12,342
Nuveen Tax-Advantaged Dividend Growth Fund	863	12,341
Invesco High Income Trust II	892	12,274
Voya Global Equity Dividend and Premium Opportunity Fund	1,760	12,197
Wells Fargo Global Dividend Opportunity Fund	2,043	12,197
Nuveen S&P 500 Dynamic Overwrite Fund	902	12,195
Pioneer High Income Trust	1,206	12,169
Ivy High Income Opportunities Fund	890	12,166
Eaton Vance Enhanced Equity Income Fund II	946	12,156
Nuveen Credit Strategies Income Fund	1,488	12,023
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,151	11,982
BlackRock Enhanced Capital and Income Fund, Inc.	875	11,769
PIMCO Dynamic Income Fund	421	11,607
Alpine Total Dynamic Dividend Fund	1,572	11,413
Total Closed-End Funds
(Cost $442,543)		476,866

SHORT TERM INVESTMENTS† - 0.3%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 0.19%[2]	17,834	17,834
Total Short Term Investments
(Cost $17,834)		17,834
Total Investments - 98.9%
(Cost $5,047,090)		$5,352,887
Other Assets & Liabilities, net - 1.1%		59,315
Total Net Assets - 100.0%		$5,412,202

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$476,866	$—	$—	$476,866
Exchange-Traded Funds	603,187	—	—	603,187
Mutual Funds	4,255,000	—	—	4,255,000
Short Term Investments	17,834	—	—	17,834
Total	$5,352,887	$—	$—	$5,352,887

For the period ended June 30, 2016, there were no transfers between levels.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,1	13,186	$20,175
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,1	4,755,634	354
Total Common Stocks
(Cost $1,830,407)		20,529

MUTUAL FUNDS† - 1.1%
Guggenheim Strategy Fund I2	732,598	18,249,007
Guggenheim Strategy Fund II2	285,525	7,083,863
Total Mutual Funds
(Cost $25,330,588)		25,332,870

SHORT TERM INVESTMENTS† - 3.2%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.17%[3]	70,739,318	70,739,318
Total Short Term Investments
(Cost $70,739,318)		70,739,318

	Face Amount[12]
SENIOR FLOATING RATE INTERESTS††,5- 69.9%
Consumer, Cyclical - 14.0%
PETCO Animal Supplies, Inc.
5.00% due 01/26/23		$16,309,125	16,204,257
7.50% due 01/26/23		5,436,375	5,398,538
Petsmart, Inc.
4.25% due 03/11/22		21,072,397	20,964,507
Life Time Fitness
4.25% due 06/10/22		19,772,391	19,278,081
Smart & Final Stores LLC
4.00% due 11/15/19		17,748,040	17,576,062
Acosta, Inc.
4.25% due 09/26/21		18,064,132	17,341,567
Party City Holdings, Inc.
4.25% due 08/19/22		16,077,604	15,957,022
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		16,119,507	15,941,064
Sears Holdings Corp.
5.50% due 06/30/18		16,526,690	15,714,073
Advantage Sales & Marketing LLC
4.25% due 07/23/21		13,460,458	13,095,949
3.48% due 07/25/19[1]		1,600,000	1,473,569
Navistar, Inc.
6.50% due 08/07/20		15,372,750	14,476,057
Gates Global, Inc.
4.25% due 07/05/21		14,987,776	14,185,331
Equinox Fitness
5.00% due 01/31/20		12,024,263	11,967,869
Belk, Inc.
5.75% due 12/12/22		13,316,625	10,536,780
La Quinta Intermediate Holdings
3.75% due 04/14/21		10,745,865	10,490,650
Deuce Acquisition
6.24% due 12/08/22[1]	GBP	7,100,000	8,577,229
PTL Acqusition, Inc.
4.00% due 05/12/23		8,300,000	8,322,825
National Vision, Inc.
4.00% due 03/12/21		8,049,225	7,807,749
Dollar Tree, Inc.
3.50% due 07/06/22		7,802,028	7,790,637
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,827,026	7,015,833
Eyemart Express
5.00% due 12/17/21		6,979,152	6,970,428
Bass Pro Group LLC
4.00% due 06/05/20		6,690,000	6,568,777
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21		6,000,000	5,982,480
YUM! Brands, Inc.
3.19% due 06/16/23		5,200,000	5,200,000
Sterling Intermidiate Corp.
5.75% due 06/20/22		4,281,286	4,246,522
Men's Wearhouse
4.50% due 06/18/21		4,402,114	4,226,029
Nassa Midco AS
3.75% due 07/09/21	EUR	3,300,000	3,636,489
Fitness International LLC
5.50% due 07/01/20		3,374,078	3,337,165
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,830,000
California Pizza Kitchen, Inc.
5.25% due 03/29/18		2,889,715	2,672,986
Ascena Retail Group
5.25% due 08/21/22		2,584,159	2,458,828
NPC International, Inc.
4.75% due 12/28/18		906,153	902,375
Container Store, Inc.
4.25% due 04/06/19		873,105	757,418
Kate Spade & Co.
4.00% due 04/09/21		579,744	572,497
Rite Aid Corp.
5.75% due 08/21/20		500,000	499,375
Jacobs Entertainment, Inc.
5.25% due 10/29/18		467,565	464,937
Total Consumer, Cyclical			311,441,955
Technology - 13.8%
Avago Technologies Ltd.
4.25% due 02/01/23		21,396,375	21,406,432
Verisure Cayman 2
4.50% due 10/21/22	EUR	17,000,000	18,822,764
EIG Investors Corp.
6.00% due 02/09/23[1]		14,785,327	13,824,280
6.48% due 11/09/19		5,176,974	4,922,422
Epicor Software
4.75% due 06/01/22		18,612,000	18,257,255
First Data Corp.
4.45% due 03/24/21		17,219,723	17,140,857
4.20% due 07/08/22		400,000	396,000
Diebold, Inc.
5.25% due 11/06/23		17,025,000	16,932,725

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]		Value
SENIOR FLOATING RATE INTERESTS††,5- 69.9% (continued)
Technology - 13.8% (continued)
Solera LLC
5.75% due 03/03/23		$16,050,000	$16,023,197
Deltek, Inc.
5.00% due 06/25/22		15,438,596	15,375,915
TIBCO Software, Inc.
6.50% due 12/04/20		16,696,175	15,263,142
The Active Network, Inc.
5.50% due 11/13/20		12,017,711	11,877,464
Infor (US), Inc.
3.75% due 06/03/20		11,721,210	11,420,912
Informatica Corp.
4.50% due 08/05/22		10,520,500	10,216,142
Banca Civica (UK) - Chambertin
4.81% due 08/04/21†††,1	GBP	3,800,000	4,889,052
5.06% due 05/29/20†††,1	GBP	3,800,000	4,889,052
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		9,506,250	9,387,422
Greenway Medical Technologies
6.00% due 11/04/20[1]		9,750,000	9,278,783
Micro Focus International plc
5.25% due 11/19/21		8,960,809	8,941,185
Ipreo Holdings
4.25% due 08/06/21		8,863,155	8,464,313
LANDesk Group, Inc.
5.00% due 02/25/20		8,267,206	8,215,536
Advanced Computer Software
6.50% due 03/18/22		6,418,750	6,065,719
10.50% due 01/31/23[1]		2,200,000	2,024,000
Avaya, Inc.
6.25% due 05/29/20		10,500,433	7,446,592
Aspect Software, Inc.
10.50% due 05/25/20		6,977,982	6,669,764
Micron Technology, Inc.
6.64% due 04/26/22		5,818,309	5,842,862
Ceridian Corp.
4.50% due 09/15/20		5,945,424	5,737,335
Linxens
5.00% due 10/16/22		4,885,101	4,848,463
Go Daddy Operating Company, LLC
4.25% due 05/13/21		3,816,688	3,812,604
SolarWinds Holdings, Inc.
6.50% due 02/03/23		3,000,000	2,977,500
Sabre, Inc.
4.00% due 02/19/19		2,884,773	2,881,167
Compucom Systems, Inc.
4.25% due 05/11/20		4,196,260	2,776,539
Skillsoft PLC
5.75% due 04/28/21		2,970,000	2,338,875
Infor, Inc.
3.75% due 06/03/20		1,918,502	1,861,907
Wall Street Systems
4.25% due 04/30/21		1,860,246	1,843,188
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,376,324
Sparta Holding Corp.
6.50% due 07/28/20†††,1		1,384,832	1,375,425
Applied Systems, Inc.
4.00% due 01/25/21		1,212,197	1,200,075
Kronos, Inc.
4.25% due 10/30/17		130,769	125,581
Total Technology			307,148,770
Consumer, Non-cyclical - 12.1%
Albertson's LLC
4.50% due 08/25/21		21,147,453	21,102,198
MPH Acquisition Holdings LLC
5.00% due 06/07/23		20,400,000	20,445,900
Advancepierre Foods, Inc.
4.75% due 06/02/23		20,006,817	19,923,388
Gold Merger Company, Inc.
4.75% due 06/17/23		18,575,000	18,522,804
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		18,054,637	18,122,341
Authentic Brands
5.50% due 05/27/21		13,931,351	13,675,989
US Foods, Inc.
4.00% due 06/15/23		13,700,000	13,631,500
At Home Holding III Corp.
5.00% due 06/03/22		12,375,000	12,251,250
Hostess Brands
4.50% due 08/03/22		11,413,750	11,390,923
Endo Luxembourg Finance Co.
3.75% due 09/25/22		11,343,000	11,141,662
CHG Healthcare Services, Inc.
4.75% due 06/07/23		10,800,000	10,793,304
DJO Finance LLC
4.25% due 06/08/20		11,287,827	10,742,286
Lineage Logistics LLC
4.50% due 04/07/21		10,851,951	10,255,094
Pinnacle Foods Corp.
3.25% due 04/29/20		8,947,661	8,933,163
CTI Foods Holding Co. LLC
8.25% due 06/28/21		7,420,000	6,678,000
4.50% due 06/29/20		1,262,453	1,249,829
American Tire Distributors, Inc.
5.25% due 09/01/21		6,913,302	6,658,409
Valeant Pharmaceuticals International, Inc.
4.75% due 08/05/20		3,879,214	3,761,635
5.00% due 04/01/22		2,007,264	1,951,502
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		4,755,431	4,149,113
10.75% due 10/01/19[1]		2,000,000	1,408,340
Sterigenics Norion Holdings
4.25% due 05/16/22		4,962,500	4,912,875
Dole Food Company, Inc.
4.50% due 11/01/18		4,750,414	4,729,654
Pharmaceutical Product Development
4.25% due 08/18/22		4,763,185	4,714,362
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		4,588,285	4,335,929

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]		Value
SENIOR FLOATING RATE INTERESTS††,5- 69.9% (continued)
Consumer, Non-cyclical - 12.1% (continued)
Hill-Rom Holdings, Inc.
3.50% due 09/08/22		$4,141,250	$4,141,250
Grocery Outlet, Inc.
5.00% due 10/21/21		3,569,909	3,480,662
Nellson Nutraceutical (US)
6.00% due 12/23/21		3,071,404	3,040,690
Serta Simmons Holdings LLC
4.25% due 10/01/19		2,602,371	2,595,865
Genoa Healthcare
4.50% due 05/02/22		2,574,000	2,554,695
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		1,907,700	1,888,623
NES Global Talent
6.50% due 10/03/19[1]		1,659,644	1,443,891
Acadia Healthcare Company, Inc.
4.50% due 02/16/23		1,343,250	1,329,818
Aramark Corp.
3.25% due 02/24/21		1,192,550	1,191,429
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21		1,194,195	1,188,976
Fender Musical Instruments Corp.
5.75% due 04/03/19		751,404	743,890
Targus Group International, Inc.
7.37% due 05/24/16†††,1		152,876	–
Total Consumer, Non-cyclical			269,081,239
Industrial - 10.4%
Quikrete Holdings, Inc.
4.00% due 09/28/20		21,030,000	20,973,639
Travelport Holdings LLC
5.00% due 09/02/21		20,989,656	20,858,469
Transdigm, Inc.
3.75% due 05/14/22		12,939,851	12,725,567
3.75% due 06/04/21		6,674,962	6,586,785
Brickman Group Holdings, Inc.
4.00% due 12/18/20		16,323,456	16,022,451
Amber Bidco Ltd.
4.63% due 06/30/21†††,1		10,480,000	10,329,260
4.59% due 06/30/21†††,1	GBP	3,500,000	4,611,225
Flakt Woods
2.63% due 03/20/17†††,1	EUR	12,244,976	13,508,097
USIC Holding, Inc.
4.00% due 07/10/20		11,980,787	11,741,172
DAE Aviation
5.25% due 07/07/22		10,455,165	10,422,545
Rexnord LLC/RBS Global, Inc.
4.00% due 08/21/20		7,759,769	7,655,245
Hardware Holdings LLC
6.75% due 03/30/20†††,1		6,140,625	6,017,813
CPM Holdings, Inc.
6.00% due 04/11/22		5,742,000	5,713,290
Crosby Worldwide
4.00% due 11/23/20		6,572,697	5,340,316
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		5,618,915	5,295,828
Power Borrower, LLC
4.25% due 05/06/20		3,623,369	3,600,723
8.25% due 11/06/20		1,670,000	1,619,900
Thermasys Corp.
5.25% due 05/03/19[1]		6,313,125	5,109,717
CHI Overhead Doors, Inc.
4.75% due 07/29/22		4,565,500	4,525,552
NVA Holdings, Inc.
4.75% due 08/14/21		3,973,753	3,947,248
5.50% due 08/14/21		528,675	528,014
Connolly Corp.
4.50% due 05/14/21		4,401,582	4,378,210
CareCore National LLC
5.50% due 03/05/21		4,037,743	3,724,818
Hillman Group, Inc.
4.50% due 06/30/21		3,466,906	3,410,569
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20		3,361,188	3,349,995
Reynolds Group Holdings
4.50% due 12/03/18		3,109,251	3,106,950
Mast Global
7.75% due 09/12/19†††,1		2,938,822	2,922,982
SIG Onex Wizard Acquisition
4.25% due 03/11/22		2,922,806	2,896,325
Learning Care Group (US), Inc.
5.00% due 05/05/21		2,696,481	2,688,068
Mitchell International, Inc.
4.50% due 10/13/20		2,722,340	2,674,699
GYP Holdings III Corp.
4.75% due 04/01/21		2,584,000	2,532,320
SI Organization
5.75% due 11/22/19		2,241,121	2,223,752
Doncasters Group Ltd.
9.50% due 10/09/20		2,348,621	2,154,859
Berlin Packaging LLC
4.50% due 10/01/21		1,888,392	1,878,157
Berry Plastics Corp.
3.50% due 02/07/20		1,069,598	1,061,576
3.50% due 01/06/21		815,500	808,112
Constantinople Acquisition GmbH
4.75% due 04/30/22		1,826,875	1,817,741
Tank Holdings Corp.
5.25% due 03/16/22		1,882,609	1,769,652
NANA Development Corp.
8.00% due 03/15/18[1]		1,785,000	1,651,125
ProAmpac
5.75% due 08/18/22		1,583,520	1,561,746
Dematic S.A.
4.25% due 12/27/19		1,330,966	1,326,814
Camp Systems International
8.25% due 11/29/19		1,150,000	1,119,813
Wencor Group
3.95% due 06/19/19		964,615	897,550

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]		Value
SENIOR FLOATING RATE INTERESTS††,5- 69.9% (continued)
Industrial - 10.4% (continued)
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		$764,923	$625,325
due 03/19/19[4]		180,000	160,060
AlliedBarton Security Services LLC
4.25% due 02/12/21		689,936	684,762
Pro Mach Group, Inc.
4.75% due 10/22/21		617,168	612,157
CEVA Logistics US Holdings
6.50% due 03/19/21		499,214	408,108
Atkore International, Inc.
7.75% due 10/09/21		400,000	395,500
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		361,827	295,793
Omnitracs, Inc.
8.75% due 05/25/21		350,000	294,000
Hunter Fan Co.
6.50% due 12/20/17[1]		186,615	184,749
CEVA Logistics Canada, ULC
6.50% due 03/19/21		62,382	50,997
Total Industrial			230,800,140
Communications - 8.7%
Numericable US LLC
4.75% due 02/10/23		17,605,875	17,335,449
4.56% due 07/31/22		3,283,500	3,226,039
Univision Communications, Inc.
4.00% due 02/28/20		18,433,514	18,314,985
4.00% due 03/01/20		1,275,151	1,265,855
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		19,048,040	18,809,939
Neptune Finco Corp.
5.00% due 10/09/22		18,000,000	18,004,499
Cartrawler
4.00% due 04/29/21[1]	EUR	16,231,796	17,492,326
Warner Music Group
3.75% due 07/01/20		17,695,827	17,474,629
Ziggo B.V.
3.75% due 01/15/22	EUR	12,300,000	13,408,927
T-Mobile US, Inc.
3.50% due 11/09/22		11,940,000	11,971,760
Light Tower Fiber LLC
4.00% due 04/13/20		11,687,607	11,548,875
Houghton Mifflin Co.
4.00% due 05/31/21		10,793,500	10,564,139
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		10,225,000	10,196,881
Virgin Media Bristol LLC
3.65% due 06/30/23		5,857,895	5,709,456
CBS Outdoor Americas Capital LLC
3.00% due 02/01/21		4,082,500	4,067,191
Match Group, Inc.
5.50% due 11/16/22		2,754,375	2,765,861
EMI Music Publishing
4.00% due 08/19/22		2,465,189	2,454,416
Telenet Financing USD LLC
4.25% due 06/30/24		2,150,000	2,128,952
Internet Brands
4.75% due 07/08/21		2,139,567	2,121,744
Scout24 AG
3.75% due 02/12/21	EUR	1,552,294	1,704,212
Anaren, Inc.
5.50% due 02/18/21[1]		1,505,249	1,381,066
9.25% due 08/18/21[1]		275,000	249,219
Charter Communications Operating, LLC
3.00% due 01/03/21		1,579,644	1,569,376
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	748,598
Total Communications			194,514,394
Financial - 6.1%
Alliant Holdings I L.P.
4.50% due 08/12/22		16,434,000	16,171,057
Transunion Holding Co.
3.50% due 04/09/21		16,261,145	16,040,156
National Financial Partners Corp.
4.50% due 07/01/20		14,151,982	13,995,744
Assured Partners, Inc.
5.75% due 10/21/22		12,929,720	12,808,568
HUB International Ltd.
4.00% due 10/02/20		12,444,553	12,205,990
Hyperion Insurance
5.50% due 04/29/22		12,683,866	11,965,072
York Risk Services
4.75% due 10/01/21[1]		11,464,593	10,031,519
WEX, Inc.
4.25% due 06/24/23		10,100,000	10,024,250
Magic Newco, LLC
5.00% due 12/12/18		7,386,267	7,377,034
American Stock Transfer & Trust
5.75% due 06/26/20		5,694,551	5,561,697
WTG Holdings
4.75% due 01/15/21		4,125,331	4,084,077
LPL Financial Holdings, Inc.
4.75% due 11/21/22		3,815,438	3,805,899
Jefferies Finance LLC
4.50% due 05/14/20		3,811,500	3,754,328
Fly Leasing Ltd.
3.50% due 08/09/19		1,712,865	1,700,738
Genex Services, Inc.
5.25% due 05/28/21		1,407,967	1,379,807
USI Holdings Corp.
4.25% due 12/27/19		1,371,363	1,351,217
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19		1,562,045	1,249,636
9.25% due 06/10/20[1]		194,886	86,724

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]		Value
SENIOR FLOATING RATE INTERESTS††,5- 69.9% (continued)
Financial - 6.1% (continued)
AMWINS Group LLC
4.75% due 09/06/19		$965,731	$963,317
Expert Global Solutions
7.67% due 04/02/17†††		712,500	694,918
Total Financial			135,251,748
Basic Materials - 1.5%
Chromaflo Technologies
4.50% due 12/02/19		9,157,329	8,997,075
PQ Corp.
5.75% due 11/04/22		8,600,000	8,591,400
Univar, Inc.
4.25% due 07/01/22		8,535,500	8,399,871
Platform Specialty Products
5.50% due 06/07/20		3,236,336	3,189,409
Zep, Inc.
5.50% due 06/27/22		2,247,076	2,244,267
Minerals Technologies, Inc.
3.75% due 05/10/21		1,036,832	1,034,240
Hoffmaster Group, Inc.
5.25% due 05/08/20		935,678	931,000
Total Basic Materials			33,387,262
Utilities - 1.5%
Linden Cogeneration Power
5.25% due 06/22/23		11,000,000	11,013,750
Dynegy, Inc.
5.00% due 06/27/23		11,000,000	10,800,680
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16		9,000,000	8,966,250
EWT Holdings III Corp.
5.50% due 01/15/21		1,645,875	1,637,646
Total Utilities			32,418,326
Electric - 1.1%
TPF II Power LLC
5.52% due 10/02/21		15,824,981	15,752,502
Stonewall (Green Energy)
6.50% due 11/13/21		5,950,000	5,771,500
Panda Temple II Power
7.25% due 04/03/19		4,477,500	4,052,138
Total Electric			25,576,140
Energy - 0.7%
Veresen Midstream LP
5.25% due 03/31/22		12,853,460	12,403,589
PSS Companies
5.50% due 01/28/20[1]		5,624,236	3,936,965
Total Energy			16,340,554
Total Senior Floating Rate Interests
(Cost $1,599,833,804)			1,555,960,528

CORPORATE BONDS††- 6.9%
Energy - 1.4%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21		5,500,000	5,555,000
5.63% due 04/15/23		4,200,000	4,215,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20		6,300,000	5,953,499
CONSOL Energy, Inc.
5.88% due 04/15/22		6,750,000	5,889,375
Unit Corp.
6.63% due 05/15/21		4,000,000	3,090,000
FTS International, Inc.
8.15% due 06/15/20[5,6]		2,950,000	2,478,274
6.25% due 05/01/22		1,250,000	487,500
Gibson Energy, Inc.
6.75% due 07/15/21[6]		2,905,000	2,890,475
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20		2,750,000	1,161,875
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]		1,375,000	178,750
7.75% due 01/15/21[1]		125,000	16,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]		850,000	170,000
Total Energy			32,086,748
Consumer, Non-cyclical - 1.3%
Tenet Healthcare Corp.
4.15% due 06/15/20[5]		17,000,000	16,787,500
Vector Group Ltd.
7.75% due 02/15/21		6,890,000	7,174,213
Opal Acquisition, Inc.
8.88% due 12/15/21[6]		2,590,000	1,987,825
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]		1,754,000	1,775,925
Total Consumer, Non-cyclical			27,725,463
Industrial - 1.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
3.88% due 05/15/21[5,6]		13,500,000	13,550,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.13% due 07/15/21[5,6]		7,500,000	7,518,750
Anixter, Inc.
5.50% due 03/01/23		3,000,000	3,052,500
CEVA Group plc
7.00% due 03/01/21[6]		2,320,000	1,995,200
Total Industrial			26,117,075
Communications - 0.8%
Interoute Finco plc
6.24% due 10/15/20	EUR	7,250,000	8,034,523
Level 3 Financing, Inc.
4.41% due 01/15/18[5]		4,210,000	4,225,788

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]	Value
CORPORATE BONDS††- 6.9% (continued)
Communications - 0.8% (continued)
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[6]	$4,000,000	$4,100,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	600,000	624,000
UPCB Finance VI Ltd.
6.88% due 01/15/22[6]	477,000	496,080
TIBCO Software, Inc.
11.38% due 12/01/21[6]	550,000	437,250
Avaya, Inc.
7.00% due 04/01/19[6]	610,000	436,150
Total Communications		18,353,791
Financial - 0.7%
Kennedy-Wilson, Inc.
5.87% due 04/01/24	6,705,000	6,537,374
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	4,713,150
6.00% due 08/01/20	1,700,000	1,678,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	1,050,000	972,563
National Financial Partners Corp.
9.00% due 07/15/21[6]	850,000	819,188
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[6]	650,000	650,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]	450,000	450,000
Total Financial		15,821,025
Utilities - 0.6%
AES Corp.
3.67% due 06/01/19[5]	2,608,000	2,601,480
6.00% due 05/15/26	2,000,000	2,042,500
5.50% due 04/15/25	1,150,000	1,152,875
Terraform Global Operating LLC
9.75% due 08/15/22[6]	4,600,000	4,163,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[6]	3,500,000	3,624,705
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	630,000	607,950
Total Utilities		14,192,510
Technology - 0.6%
First Data Corp.
5.00% due 01/15/24[6]	6,250,000	6,265,625
5.75% due 01/15/24[6]	5,200,000	5,161,000
NCR Corp.
6.38% due 12/15/23	800,000	816,000
Total Technology		12,242,625
Consumer, Cyclical - 0.3%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,234,263
WMG Acquisition Corp.
6.75% due 04/15/22[6]	2,280,000	2,297,100
Men's Wearhouse, Inc.
7.00% due 07/01/22	525,000	441,000
Total Consumer, Cyclical		6,972,363
Basic Materials - 0.0%
Mirabela Nickel Ltd.
2.37% due 06/24/19†††,1	1,279,819	332,753
1.00% due 09/10/44†††,1	25,570	–
Eldorado Gold Corp.
6.13% due 12/15/20[6]	265,000	265,000
Total Basic Materials		597,753
Diversified - 0.0%
HRG Group, Inc.
7.88% due 07/15/19	490,000	513,888
Total Corporate Bonds
(Cost $164,752,048)		154,623,241

COLLATERALIZED MORTGAGE OBLIGATIONS††- 6.0%
Residential Mortgage Backed Securities - 5.6%
LSTAR Securities Investment Trust
2015-4, 2.46% due 04/01/20[5,6]	13,535,404	13,264,697
2015-1, 2.46% due 01/01/20[5,6]	7,114,835	6,902,208
2014-1, 3.57% due 09/01/21[5,6]	6,678,426	6,611,642
2015-5, 2.47% due 04/01/20[5,6]	6,048,363	5,934,956
2015-10, 2.46% due 11/01/20[5,6]	3,179,219	3,107,686
Lehman XS Trust Series
2007-15N, 0.70% due 08/25/37[5]	6,365,551	5,183,646
2005-9N, 0.72% due 02/25/36[5]	3,464,796	2,740,967
2006-16N, 0.64% due 11/25/46[5]	3,407,254	2,645,890
RALI Series Trust
2006-QO2, 0.67% due 02/25/46[5]	9,397,597	4,076,300
2006-QO10, 0.61% due 01/25/37[5]	3,810,147	3,005,455
2007-QO4, 0.64% due 05/25/47[5]	3,836,749	2,975,024
Home Equity Asset Trust
2005-9, 0.86% due 04/25/36[5]	10,000,000	8,134,917

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 6.0% (continued)
Residential Mortgage Backed Securities - 5.6% (continued)
GSAA Home Equity Trust
2006-14, 0.62% due 09/25/36[5]	$12,586,460	$6,459,176
2007-7, 0.72% due 07/25/37[5]	1,041,608	922,478
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[5,6]	8,049,686	7,327,783
GreenPoint Mortgage Funding Trust
2005-HE4, 0.92% due 07/25/30[5]	3,263,533	3,165,098
2006-AR1, 0.74% due 02/25/36[5]	2,647,635	2,247,748
American Home Mortgage Investment Trust
2006-1, 0.85% due 03/25/46[5]	6,590,956	5,268,461
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.66% due 05/25/46[5]	6,190,648	5,035,043
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.22% due 07/25/47[5]	5,767,415	4,581,541
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.71% due 04/25/36[5]	4,017,571	3,780,964
2007-BC1, 0.58% due 02/25/37[5]	892,600	798,988
Nomura Resecuritization Trust
2015-4R, 1.21% due 03/26/36[5,6]	2,708,814	2,446,601
2012-1R, 0.89% due 08/27/47[5,6]	1,723,933	1,639,116
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[6]	3,674,845	3,660,770
American Home Mortgage Assets Trust
2006-4, 0.66% due 10/25/46[5]	5,139,910	3,386,859
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.59% due 07/25/37[5,6]	3,293,347	2,795,676
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.28% due 11/25/46[5]	4,094,533	2,702,402
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.64% due 07/25/37[5]	2,808,815	2,060,881
Morgan Stanley Re-REMIC Trust
2010-R5, 0.97% due 06/26/36[5,6]	1,164,545	843,971
Alliance Bancorp Trust
2007-OA1, 0.69% due 07/25/37[5]	847,083	599,410
New Century Home Equity Loan Trust
2004-4, 1.25% due 02/25/35[5]	387,085	314,031
Total Residential Mortgage Backed Securities		124,620,385
Commercial Mortgage Backed Securities - 0.4%
GS Mortgage Securities Corporation Trust
2016-ICE2, 8.94% due 02/15/33[5,6]	10,000,000	9,946,409
Total Collateralized Mortgage Obligations
(Cost $136,997,162)		134,566,794

ASSET-BACKED SECURITIES††- 5.5%
Collateralized Loan Obligations - 3.1%
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,8]	6,000,000	5,200,579
PFP Ltd.
2015-2, 3.13% due 07/14/34[5,6]	5,000,000	4,960,088
Golub Capital Partners CLO Ltd.
2015-24A, 4.38% due 02/05/27[5,6]	3,750,000	3,643,851
ACIS CLO Ltd.
2013-2A, 4.48% due 10/14/22[5,6]	1,800,000	1,693,627
2015-6A, 4.01% due 05/01/27[5,6]	1,000,000	988,114
2013-1A, 5.13% due 04/18/24[5,6]	1,000,000	860,667
Fortress Credit Funding V, LP
2015-5A, 4.27% due 08/15/22[5,6]	3,500,000	3,357,938
Avery
2013-3X COM, due 01/18/25[8]	4,300,020	3,344,749
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.31% due 10/10/26[5,6]	3,500,000	3,308,663

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]	Value
ASSET-BACKED SECURITIES††- 5.5% (continued)
Collateralized Loan Obligations - 3.1% (continued)
Newstar Commercial Loan Funding LLC
2013-1A, 5.17% due 09/20/23[5,6]	$2,750,000	$2,457,621
2013-1A, 5.95% due 09/20/23[5,6]	250,000	226,268
2014-1A, 5.38% due 04/20/25[5,6]	250,000	216,618
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,8]	3,000,000	2,731,101
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.63% due 08/15/23[5,6]	2,600,000	2,560,583
OHA Credit Partners VIII Ltd.
2013-8A, 5.03% due 04/20/25[5,6]	3,225,000	2,447,052
ALM XIV Ltd.
2014-14A, 4.08% due 07/28/26[5,6]	2,650,000	2,438,183
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.13% due 10/15/26[5,6]	2,500,000	2,216,643
Shackleton I CLO Ltd.
2012-1A, 3.93% due 08/14/23[5,6]	2,000,000	1,988,248
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[5,6]	2,000,000	1,958,000
Galaxy XVI CLO Ltd.
2013-16A, 3.98% due 11/16/25[5,6]	2,000,000	1,704,246
DIVCORE CLO Ltd.
2013-1A, 4.34% due 11/15/32[5,6]	1,600,000	1,584,666
CIFC Funding Ltd.
2014-1A, 5.13% due 04/18/25[5,6]	2,000,000	1,505,278
Dryden XXVIII Senior Loan Fund
2013-28A, 3.33% due 08/15/25[5,6]	1,500,000	1,434,412
MCF CLO I LLC
2013-1A, 4.18% due 04/20/23[5,6]	1,500,000	1,403,832
Grayson CLO Ltd.
2006-1A, 1.05% due 11/01/21[5,6]	1,200,000	1,111,163
Cerberus Onshore II CLO LLC
2014-1A, 4.63% due 10/15/23[5,6]	600,000	591,001
2014-1A, 4.13% due 10/15/23[5,6]	500,000	497,282
Cent CLO 22 Ltd.
2014-22A, 5.93% due 11/07/26[5,6]	1,500,000	1,051,639
Venture XI CLO Ltd.
2015-11A, 3.58% due 11/14/22[5,6]	1,000,000	982,796
Gramercy Park CLO Ltd.
2014-1A, 4.68% due 07/17/23[5,6]	1,000,000	966,788
COA Summit CLO Limited
2014-1A, 4.48% due 04/20/23[5,6]	1,000,000	934,830
Telos CLO Ltd.
2013-3A, 4.88% due 01/17/24[5,6]	1,050,000	929,742
NewStar Commercial Loan Trust
2007-1A, 1.97% due 09/30/22[5,6]	500,000	464,632
2007-1A, 2.97% due 09/30/22[5,6]	500,000	453,701
Garrison Funding Ltd.
2013-2A, 5.29% due 09/25/23[5,6]	750,000	723,365
Westchester CLO Ltd.
2007-1A, 0.98% due 08/01/22[5,6]	750,000	713,351
Shackleton II CLO Ltd.
2012-2A, 4.68% due 10/20/23[5,6]	750,000	691,295
KKR Financial CLO Ltd.
2007-1A, 5.63% due 05/15/21[5,6]	650,000	648,183
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,8]	1,250,000	614,405
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.94% due 07/25/25[5,6]	600,000	565,176
Westwood CDO I Ltd.
2007-1A, 1.31% due 03/25/21[5,6]	500,000	467,390
Kingsland IV Ltd.
2007-4A, 2.08% due 04/16/21[5,6]	500,000	437,446
MCF CLO III LLC
2014-3A, 3.42% due 01/20/24[5,6]	500,000	421,414
Eastland CLO Ltd.
2007-1A, 1.04% due 05/01/22[5,6]	350,000	323,587

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]	Value
ASSET-BACKED SECURITIES††- 5.5% (continued)
Collateralized Loan Obligations - 3.1% (continued)
Great Lakes CLO Ltd.
2014-1A, 4.83% due 04/15/25[5,6]	$250,000	$216,250
Total Collateralized Loan Obligations		68,036,463
Credit Card - 1.0%
Capital One Multi-Asset Execution Trust
2007-A5, 0.48% due 07/15/20[5]	10,000,000	9,968,480
2015-A6, 0.81% due 06/15/20[5]	9,000,000	9,011,456
Chase Issuance Trust
2007-A12, 0.49% due 08/15/19[5]	4,000,000	3,994,482
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[6]	113,166	88,835
Total Credit Card		23,063,253
Collateralized Debt Obligations - 0.9%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.91% due 08/15/56[5,6]	9,889,762	9,136,619
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[5,6]	3,768,230	3,560,888
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	3,625,757	3,408,832
N-Star REL CDO VIII Ltd.
2006-8A, 0.83% due 02/01/41[5,6]	3,250,000	3,079,268
2006-8A, 0.76% due 02/01/41[5,6]	243,891	240,059
Putnam Structured Product CDO Ltd.
2002-1A, 1.13% due 01/10/38[5,6]	876,153	846,441
SRERS Funding Ltd.
2011-RS, 0.70% due 05/09/46[5,6]	523,245	507,979
Total Collateralized Debt Obligations		20,780,086
Automotive - 0.3%
AmeriCredit Automobile Receivables Trust
2016-2, 1.15% due 10/08/19[5]	7,000,000	7,009,147
Transport-Aircraft - 0.2%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[6]	2,381,699	2,353,119
2014-1, 7.50% due 02/15/29[6]	1,743,882	1,724,699
Airplanes Pass Through Trust
2001-1A, 0.99% due 03/15/19[1,5,6,11]	1,620,327	495,010
Total Transport-Aircraft		4,572,828
Total Asset-Backed Securities
(Cost $126,106,141)		123,461,777

FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Federal Home Loan Bank[9]
0.23% due 07/06/16	20,000,000	19,999,347
0.30% due 08/05/16	14,000,000	13,995,849
Total Federal Home Loan Bank		33,995,196
Total Federal Agency Discount Notes
(Cost $33,995,196)		33,995,196

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
0.00% due 07/21/16[10]	30,000,000	29,996,000
0.00% due 07/07/16[10]	25,000,000	24,999,750
Total U.S. Treasury Bills
(Cost $54,995,123)		54,995,750

SENIOR FIXED RATE INTERESTS††- 0.6%
Communications - 0.4%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	7,780,000	7,857,800
Consumer, Cyclical - 0.2%
Men's Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,347,500
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	500,000	519,690
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,1	55,095	80,858
Total Senior Fixed Rate Interests
(Cost $13,046,338)		12,805,848

COMMERCIAL PAPER†† - 6.2%
VF Corp.
0.62% due 07/07/16	15,000,000	14,998,450
0.69% due 07/26/16	12,700,000	12,693,826
Total VF Corp.		27,692,276
American Water Capital Corp.
0.65% due 07/07/16	27,000,000	26,997,076
Ryder System, Inc.
0.67% due 07/21/16	20,000,000	19,992,556
0.69% due 07/19/16	6,000,000	5,997,930
Total Ryder System, Inc.		25,990,486
Nissan Motor Acceptance Corp.
0.68% due 07/01/16	20,000,000	20,000,000
Johnson & Johnson
0.31% due 07/01/16	12,500,000	12,500,000
Harley-Davidson Financial Services, Inc.
0.70% due 07/25/16	10,000,000	9,995,333
Hershey Co.
0.40% due 07/11/16	9,000,000	8,999,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[12]	Value
COMMERCIAL PAPER††6.2% (continued)
Clorox Co.
0.72% due 07/28/16	$5,300,000	$5,297,098
Total Commercial Paper
(Cost $137,471,269)		137,471,269
Total Investments - 103.4%
(Cost $2,365,097,394)		$2,303,973,120
Other Assets & Liabilities, net - (3.4)%		(75,375,843)
Total Net Assets - 100.0%		$2,228,597,277

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

OTC FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2016	Net Unrealized Appreciation/(Depreciation)
JP Morgan Chase & Co.	(75,592,000)	EUR	07/13/16	$86,296,432	$83,985,313	$2,311,119
JP Morgan Chase & Co.	(17,547,000)	GBP	07/13/16	25,479,174	23,431,973	2,047,201
Bank of America	(316,000)	EUR	07/13/16	359,429	351,087	8,342
Bank of America	4,210,000	EUR	07/13/16	(4,770,183)	(4,677,455)	(92,728)
						$4,273,934

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]	Security with no rate was unsettled at June 30, 2016.
[5]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[6]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $213,653,819 (cost $217,948,214), or 9.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Security is in default of interest and/or principal obligations.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[10]	Zero coupon rate security.
[11]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $495,010 (cost $1,301,918), or 0.0% of total net assets — See Note 6.

[12]	The face amount is denominated in U.S. dollars unless otherwise indicated.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$123,461,777	$—	$—	$123,461,777
Collateralized Mortgage Obligations	—	134,566,794	—	—	134,566,794
Commercial Paper	—	137,471,269	—	—	137,471,269
Common Stocks	—	—	—	20,529	20,529
Corporate Bonds	—	154,290,488	—	332,753	154,623,241
OTC Forward Foreign Currency Exchange Contracts	—	—	4,366,662	—	4,366,662
Federal Agency Discount Notes	—	33,995,196	—	—	33,995,196
Mutual Funds	25,332,870	—	—	—	25,332,870
Senior Fixed Rate Interests	—	12,724,990	—	80,858	12,805,848
Senior Floating Rate Interests	—	1,506,722,704	—	49,237,824	1,555,960,528
Short Term Investments	70,739,318	—	—	—	70,739,318
U.S. Treasury Bills	—	54,995,750	—	—	54,995,750
Total	$96,072,188	$2,158,228,968	$4,366,662	$49,671,964	$2,308,339,782

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
OTC Forward Foreign Currency Exchange Contracts	$—	$—	$92,728	$—	$92,728

* Other financial instruments include forward foreign currency exchange contracts which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 0.8%
Information Technology - 0.6%
Aspect Software Parent, Inc.*, †††,1	43,055	$1,227,068
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	548,240
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	48,461
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††	13,240	20,257
Crimson Wine Group Ltd.*	8	67
Total Consumer, Non-cyclical		20,324
Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	8,257	2,064
Diversified - 0.0%
Leucadia National Corp.	81	1,404
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††	1,044,540	78
Total Common Stocks
(Cost $2,002,649)		1,847,639

PREFERRED STOCKS†† - 1.7%
Industrial - 0.9%
Seaspan Corp. 6.38% due 04/30/19[1]	80,000	2,000,800
U.S. Shipping Corp.*,†††	14,718	27,596
Total Industrial		2,028,396
Financial - 0.7%
Morgan Stanley 6.38%[2,3]	46,000	1,244,300
Aspen Insurance Holdings Ltd. 5.95%[2,3]	19,965	570,600
Total Financial		1,814,900
Communications - 0.1%
Medianews Group, Inc.*	11,074	337,757
Total Preferred Stocks
(Cost $4,192,221)		4,181,053

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR Barclays High Yield Bond ETF	77,000	2,748,900
Total Exchange-Traded Funds
(Cost $2,680,205)		2,748,900

SHORT TERM INVESTMENTS† - 6.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[4]	16,412,255	16,412,255
Total Short Term Investments
(Cost $16,412,255)		16,412,255

	Face Amount[9]
CORPORATE BONDS††- 76.6%
Communications - 12.9%
DISH DBS Corp.
5.88% due 11/15/24		$2,300,000	2,139,000
7.75% due 07/01/26		1,225,000	1,261,750
5.88% due 07/15/22[5]		1,250,000	1,215,625
CSC Holdings LLC
6.75% due 11/15/21		2,250,000	2,295,000
5.25% due 06/01/24		1,550,000	1,410,500
Numericable-SFR S.A.
7.38% due 05/01/26[6]		1,850,000	1,829,188
6.00% due 05/15/22[6]		1,350,000	1,312,875
Sprint Communications, Inc.
9.00% due 11/15/18[6]		1,750,000	1,863,750
7.00% due 03/01/20[6]		1,000,000	1,046,990
6.00% due 11/15/22		150,000	118,035
T-Mobile USA, Inc.
6.50% due 01/15/26[5]		2,050,000	2,162,750
MDC Partners, Inc.
6.50% due 05/01/24[6]		1,650,000	1,637,625
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		1,400,000	1,428,000
Sprint Corp.
7.25% due 09/15/21		1,000,000	852,500
7.88% due 09/15/23		450,000	367,875
7.63% due 02/15/25		100,000	79,125
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24		1,000,000	1,037,500
Sirius XM Radio, Inc.
5.38% due 07/15/26[6]		950,000	942,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]		900,000	931,500
EIG Investors Corp.
10.88% due 02/01/24[10]		1,000,000	910,000
Altice US Finance I Corp.
5.38% due 07/15/23[6]		900,000	893,250
TIBCO Software, Inc.
11.38% due 12/01/21[6]		1,100,000	874,500
Inmarsat Finance plc
4.88% due 05/15/22[6]		850,000	775,625
Avaya, Inc.
7.00% due 04/01/19[6]		1,050,000	750,750
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[6]		650,000	666,250
UPCB Finance IV Ltd.
5.38% due 01/15/25[6]		650,000	643,500
Level 3 Financing, Inc.
5.25% due 03/15/26		550,000	539,000
Match Group, Inc.
6.38% due 06/01/24		500,000	520,000
Cogent Communications Group, Inc.
5.38% due 03/01/22[6]		400,000	401,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[6]	CAD	500,000	383,075

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]		Value
CORPORATE BONDS††- 76.6% (continued)
Communications - 12.9% (continued)
CenturyLink, Inc.
5.63% due 04/01/25		$350,000	$311,500
Total Communications			31,600,913
Consumer, Non-cyclical - 11.9%
Vector Group Ltd.
7.75% due 02/15/21[5]		4,230,000	4,404,487
ADT Corp.
6.25% due 10/15/21[5]		2,500,000	2,656,249
3.50% due 07/15/22		850,000	778,813
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]		2,669,000	2,548,895
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,976,894
HCA, Inc.
5.88% due 02/15/26		1,350,000	1,400,625
5.25% due 06/15/26		500,000	519,063
Tenet Healthcare Corp.
4.15% due 06/15/20[2]		1,700,000	1,678,749
Central Garden & Pet Co.
6.13% due 11/15/23		1,500,000	1,560,000
US Foods, Inc.
8.50% due 06/30/19		1,450,000	1,480,812
WEX, Inc.
4.75% due 02/01/23[6]		1,500,000	1,455,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]		1,470,000	1,453,463
Opal Acquisition, Inc.
8.88% due 12/15/21[6]		1,865,000	1,431,388
Bumble Bee Holdco SCA
9.62% due 03/15/18[6]		1,424,000	1,409,760
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]		1,250,000	1,265,625
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[6]		900,000	956,808
Halyard Health, Inc.
6.25% due 10/15/22		550,000	536,250
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24		500,000	516,250
DaVita HealthCare Partners, Inc.
5.00% due 05/01/25		450,000	446,063
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		400,000	406,000
R&R Ice Cream plc
8.25% due 05/15/20[6,10]	AUD	200,000	154,475
CHS/Community Health Systems, Inc.
5.13% due 08/15/18		101,000	102,452
MEDNAX, Inc.
5.25% due 12/01/23[6]		100,000	101,250
Total Consumer, Non-cyclical			29,239,371
Energy - 10.6%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,911,000	1,963,553
5.63% due 02/01/21		1,000,000	1,010,000
5.88% due 06/30/26		800,000	803,000
5.63% due 04/15/23		500,000	501,875
Gibson Energy, Inc.
6.75% due 07/15/21[5,6]		2,200,000	2,188,999
Antero Resources Corp.
5.63% due 06/01/23		800,000	776,000
6.00% due 12/01/20		750,000	758,130
5.13% due 12/01/22		300,000	288,000
5.38% due 11/01/21		250,000	244,375
CONSOL Energy, Inc.
8.00% due 04/01/23		1,300,000	1,150,500
5.88% due 04/15/22		950,000	828,875
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20		980,000	926,100
6.25% due 04/01/23		800,000	736,000
6.13% due 03/01/22		250,000	231,250
Comstock Resources, Inc.
10.00% due 03/15/20[6]		2,150,000	1,730,750
Terraform Global Operating LLC
9.75% due 08/15/22[5,6]		1,600,000	1,448,000
Halcon Resources Corp.
8.63% due 02/01/20[5,6]		1,375,000	1,296,790
TerraForm Power Operating LLC
5.88% due 02/01/23[6]		1,200,000	1,142,160
Unit Corp.
6.63% due 05/15/21		1,300,000	1,004,250
SandRidge Energy, Inc.
8.75% due 06/01/20[6,7]		2,375,000	973,750
7.50% due 03/15/21[7]		250,000	14,375
Keane Group Holdings LLC
11.99% due 08/08/19†††		962,500	895,125
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		1,090,000	457,800
8.00% due 12/01/20		965,000	407,713
FTS International, Inc.
8.15% due 06/15/20[2,6]		700,000	588,065
6.25% due 05/01/22		700,000	273,000
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20		650,000	459,875
6.38% due 06/15/23		650,000	390,000
QEP Resources, Inc.
6.88% due 03/01/21		650,000	656,500
Whiting Petroleum Corp.
5.75% due 03/15/21		500,000	451,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]		Value
CORPORATE BONDS††- 76.6% (continued)
Energy - 10.6% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]		$1,750,000	$350,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21		1,450,000	188,500
9.25% due 08/15/21		1,100,000	143,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21		300,000	288,000
Approach Resources, Inc.
7.00% due 06/15/21[5]		300,000	177,000
DCP Midstream LLC
5.35% due 03/15/20[6]		150,000	147,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[6,7,10]		217,167	28,232
SemGroup, LP
8.75% due 11/15/15†††		1,300,000	1
Total Energy			25,917,793
Financial - 10.0%
Kennedy-Wilson, Inc.
5.87% due 04/01/24[5]		3,150,000	3,071,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5,6]		2,150,000	1,991,437
7.50% due 04/15/21[6]		1,000,000	897,850
Citigroup, Inc.
6.25% due 12/31/49[2,3]		1,400,000	1,438,500
6.30% due 12/29/49[2,3]		700,000	696,430
5.95% due 12/31/49[2,3]		450,000	439,875
American Equity Investment Life Holding Co.
6.63% due 07/15/21[5]		2,250,000	2,283,750
National Financial Partners Corp.
9.00% due 07/15/21[6]		2,150,000	2,072,062
Lincoln Finance Ltd.
6.87% due 04/15/21	EUR	1,600,000	1,910,898
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		800,000	754,104
6.00% due 08/01/20		650,000	641,875
GEO Group, Inc.
5.88% due 01/15/22		900,000	918,000
6.00% due 04/15/26		450,000	454,500
Iron Mountain, Inc.
6.12% due 09/15/22	GBP	850,000	1,145,870
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	GBP	700,000	890,229
NewStar Financial, Inc.
7.25% due 05/01/20		800,000	744,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]		710,000	731,300
Bank of America Corp.
6.10% due 03/12/49[2,3]		700,000	710,500
Wilton Re Finance LLC
5.87% due 03/30/33[2,6]		650,000	667,732
EPR Properties
5.75% due 08/15/22		450,000	488,699
HUB International Ltd.
9.25% due 02/15/21[6]		450,000	470,250
Compass Bank
3.88% due 04/10/25		450,000	431,832
Majid AL Futtaim Holding
7.12% due 12/31/49[3]		300,000	311,775
Quicken Loans, Inc.
5.75% due 05/01/25[6]		250,000	241,250
Lock AS
7.00% due 08/15/21	EUR	50,000	56,522
Total Financial			24,460,490
Technology - 9.1%
First Data Corp.
5.75% due 01/15/24[6]		2,350,000	2,332,375
5.00% due 01/15/24[5,6]		1,600,000	1,604,000
7.00% due 12/01/23[6]		350,000	354,375
Micron Technology, Inc.
7.50% due 09/15/23[5,6]		1,660,000	1,763,750
5.25% due 08/01/23[5]		2,050,000	1,747,625
NCR Corp.
6.38% due 12/15/23		2,100,000	2,142,000
5.88% due 12/15/21		1,300,000	1,319,500
Infor US, Inc.
6.50% due 05/15/22[5]		3,600,000	3,399,769
Open Text Corp.
5.63% due 01/15/23[5,6]		2,350,000	2,373,500
5.88% due 06/01/26[6]		600,000	601,500
Epicor Software
9.24% due 06/21/23†††		2,000,000	1,937,200
Cengage Learning, Inc.
9.50% due 06/15/24[6]		900,000	915,750
Oracle Corp.
3.85% due 07/15/36		650,000	651,687
Microsoft Corp.
4.20% due 11/03/35		450,000	509,668
Aspect Software, Inc.
3.00% due 05/25/23†††,6		427,339	427,339
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[6]		300,000	313,326
Total Technology			22,393,364
Industrial - 8.7%
Novelis, Inc.
8.75% due 12/15/20		1,550,000	1,615,874
8.38% due 12/15/17		1,250,000	1,278,125
CONTOURGLOBAL LP
5.12% due 06/15/21	EUR	2,300,000	2,512,598

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]		Value
CORPORATE BONDS††- 76.6% (continued)
Industrial - 8.7% (continued)
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		$2,150,000	$2,144,625
Amsted Industries, Inc.
5.38% due 09/15/24[6]		1,650,000	1,617,000
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,111,688
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.13% due 07/15/23[6]		550,000	556,875
4.13% due 07/15/21[2,6]		550,000	551,375
6.88% due 02/15/21		400,000	412,000
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR	850,000	963,226
Moto Finance plc
6.37% due 09/01/20	GBP	650,000	886,245
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]		825,000	858,000
CNH Industrial Capital LLC
4.38% due 11/06/20[5]		800,000	808,000
LMI Aerospace, Inc.
7.38% due 07/15/19		761,000	766,708
Standard Industries, Inc.
5.50% due 02/15/23[6]		700,000	715,750
US Foods, Inc.
5.88% due 06/15/24[6]		650,000	666,250
Anixter, Inc.
5.50% due 03/01/23		650,000	661,375
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46% due 07/23/22		600,000	644,842
Actuant Corp.
5.63% due 06/15/22		600,000	612,000
CEVA Group plc
7.00% due 03/01/21[6]		535,000	460,100
TransDigm, Inc.
6.38% due 06/15/26		450,000	448,875
Hexcel Corp.
4.70% due 08/15/25		400,000	426,155
Coveris Holdings S.A.
7.88% due 11/01/19[6]		350,000	339,938
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]		200,000	204,125
Moog, Inc.
5.25% due 12/01/22[6]		200,000	202,500
Total Industrial			21,464,249
Consumer, Cyclical - 7.3%
WMG Acquisition Corp.
6.75% due 04/15/22[5,6]		3,400,000	3,425,500
6.00% due 01/15/21[6]		350,000	360,500
5.63% due 04/15/22[6]		350,000	357,875
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		1,600,000	1,404,000
6.75% due 01/15/22		700,000	637,000
6.50% due 05/01/21		650,000	596,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]		1,400,000	1,354,500
L Brands, Inc.
6.75% due 07/01/36		1,050,000	1,049,339
6.88% due 11/01/35		250,000	253,125
Sabre GLBL, Inc.
5.38% due 04/15/23[6]		1,164,000	1,190,190
Nathan's Famous, Inc.
10.00% due 03/15/20[6]		1,000,000	1,067,500
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		900,000	947,250
TVL Finance PLC
8.50% due 05/15/23	GBP	700,000	909,602
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	638,625
5.75% due 03/01/25		100,000	98,250
Wyndham Worldwide Corp.
5.10% due 10/01/25		650,000	706,282
Interval Acquisition Corp.
5.63% due 04/15/23		600,000	601,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[5,6]		550,000	540,375
5.00% due 06/01/22		50,000	49,250
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]		500,000	501,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		400,000	431,000
QVC, Inc.
4.85% due 04/01/24		400,000	414,062
Men's Wearhouse, Inc.
7.00% due 07/01/22		450,000	378,000
Total Consumer, Cyclical			17,911,350
Utilities - 3.4%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[5,6]		3,550,000	3,676,487
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		2,655,000	2,562,075

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]		Value
CORPORATE BONDS††- 76.6% (continued)
Utilities - 3.4% (continued)
AES Corp.
6.00% due 05/15/26		$900,000	$919,125
4.88% due 05/15/23		350,000	345,625
3.67% due 06/01/19[2]		112,000	111,720
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.63% due 05/20/24		450,000	453,375
TerraForm Power Operating LLC
6.13% due 06/15/25[5,6]		225,000	212,625
Total Utilities			8,281,032
Basic Materials - 2.7%
Eldorado Gold Corp.
6.13% due 12/15/20[6]		2,950,000	2,950,000
Constellium N.V.
7.88% due 04/01/21[6]		1,050,000	1,082,813
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]		880,000	983,400
PQ Corp.
6.75% due 11/15/22[6]		650,000	677,625
Yamana Gold, Inc.
4.95% due 07/15/24		625,000	614,875
Cascades, Inc.
5.75% due 07/15/23[6]		350,000	336,875
Mirabela Nickel Ltd.
2.37% due 06/24/19†††		278,116	72,310
1.00% due 09/10/44†††		5,561	–
Total Basic Materials			6,717,898
Total Corporate Bonds
(Cost $195,733,722)			187,986,460

SENIOR FLOATING RATE INTERESTS††- 24.8%
Consumer, Cyclical - 5.5%
Men's Wearhouse
4.50% due 06/18/21		1,589,178	1,525,612
Belk, Inc.
5.75% due 12/12/22		1,596,750	1,263,429
Sky Bet
6.25% due 02/25/22	GBP	950,000	1,255,280
PETCO Animal Supplies, Inc.
5.00% due 01/26/23		897,750	891,977
7.50% due 01/26/23		299,250	297,167
Fitness International LLC
5.50% due 07/01/20		1,157,914	1,145,246
Talbots, Inc.
5.50% due 03/19/20		1,008,919	976,129
Mavis Tire
6.25% due 11/02/20†††		940,500	927,803
Sears Holdings Corp.
5.50% due 06/30/18		814,236	774,200
DLK Acquisitions BV
8.50% due 08/28/19	EUR	700,000	768,616
Navistar, Inc.
6.50% due 08/07/20		796,000	749,569
PF Chang's
4.25% due 07/02/19		660,090	628,735
BBB Industries, LLC
due 11/04/19[8]		685,714	622,032
Bass Pro Group LLC
4.00% due 06/05/20		600,000	589,128
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		420,737	414,426
National Vision, Inc.
6.75% due 03/11/22		450,000	399,375
Amaya Holding B.V.
5.00% due 08/01/21		299,244	289,393
Advantage Sales & Marketing LLC
3.48% due 07/25/19		220,000	202,616
Total Consumer, Cyclical			13,720,733
Technology - 4.9%
EIG Investors Corp.
6.00% due 02/09/23[1]		1,444,975	1,351,051
Solera LLC
5.75% due 03/03/23		1,300,000	1,297,829
TIBCO Software, Inc.
6.50% due 12/04/20		1,236,985	1,130,814
Greenway Medical Technologies
6.00% due 11/04/20[1]		590,611	562,066
9.25% due 11/04/21[1]		550,000	478,500
Avago Technologies Ltd.
4.25% due 02/01/23		997,500	997,969
Sparta Holding Corp.
6.50% due 07/28/20†††,1		859,551	853,712
Advanced Computer Software
6.50% due 03/18/22		543,125	513,253
10.50% due 01/31/23[1]		300,000	276,000
Skillsoft PLC
5.75% due 04/28/21		997,487	785,521
Diebold, Inc.
5.25% due 11/06/23		700,000	696,206
Aspect Software, Inc.
10.50% due 05/25/20		677,317	647,400
Verisure Cayman 2
4.50% due 10/21/22	EUR	500,000	553,611
SolarWinds Holdings, Inc.
6.50% due 02/03/23		425,000	421,813
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		344,616	340,309
Micron Technology, Inc.
6.64% due 04/26/22		300,000	301,266
Flexera Software LLC
8.00% due 04/02/21		250,000	240,000
Quorum Business Solutions
5.75% due 08/06/21[1]		216,836	213,584
Avaya, Inc.
6.25% due 05/29/20		291,165	206,485
The Active Network, Inc.
5.50% due 11/13/20		146,994	145,278
Total Technology			12,012,667
Industrial - 4.5%
Flakt Woods
2.63% due 03/20/17†††,1	EUR	1,617,056	1,783,861
KC Merger Sub, Inc.
6.00% due 08/12/22		1,333,888	1,318,320

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]		Value
SENIOR FLOATING RATE INTERESTS††- 24.8% (continued)
Industrial - 4.5% (continued)
CareCore National LLC
5.50% due 03/05/21		$1,177,122	$1,085,895
Atkore International, Inc.
4.50% due 04/09/21		598,473	591,740
7.75% due 10/09/21		450,000	444,938
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		828,750	799,744
Leidos, Inc.
2.75% due 06/09/23		720,000	718,798
SRS Distribution, Inc.
9.75% due 02/25/23		700,000	696,500
Hardware Holdings LLC
6.75% due 03/30/20†††,1		589,500	577,710
CPM Holdings, Inc.
6.00% due 04/11/22		495,000	492,525
Panda Power
7.50% due 08/21/20		400,000	388,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		374,594	353,055
Transdigm, Inc.
3.75% due 05/14/22		345,835	340,108
Hunter Defense Technologies
8.00% due 08/05/19[1]		468,750	328,125
Quanex Building Products Corp.
6.25% due 11/02/22		299,250	297,754
Mast Global
7.75% due 09/12/19†††,1		267,166	265,726
Wencor Group
3.95% due 06/19/19		277,692	258,385
Hillman Group, Inc.
3.88% due 06/30/19[1]		228,571	213,589
NANA Development Corp.
8.00% due 03/15/18[1]		38,889	35,972
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		21,492	17,570
CEVA Logistics US Holdings
6.50% due 03/19/21		14,096	11,524
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		9,980	8,159
CEVA Logistics Canada, ULC
6.50% due 03/19/21		1,730	1,415
Total Industrial			11,029,413
Consumer, Non-cyclical - 3.8%
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		1,494,994	1,500,601
Albertson's LLC
4.50% due 08/25/21		1,370,918	1,367,984
IHC Holding Corp.
7.00% due 04/30/21†††,1		843,625	833,431
7.25% due 04/30/21[1]		160,000	157,600
Lineage Logistics LLC
4.50% due 04/07/21		837,962	791,874
ABB Concise Optical Group LLC
6.00% due 06/15/23		700,000	701,750
MPH Acquisition Holdings LLC
5.00% due 06/07/23		600,000	601,350
CTI Foods Holding Co. LLC
8.25% due 06/28/21		590,000	531,000
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		582,000	507,795
Affordable Care Holdings Corp.
5.75% due 10/24/22		447,750	444,392
NES Global Talent
6.50% due 10/03/19[1]		497,893	433,167
American Seafoods
6.00% due 08/19/21[1]		440,208	431,404
Phillips-Medsize Corp.
4.24% due 06/14/19		322,762	298,397
Pelican Products, Inc.
9.25% due 04/09/21		300,000	267,000
American Tire Distributors, Inc.
5.25% due 09/01/21		239,394	230,567
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		137,750	130,174
Targus Group International, Inc.
7.37% due 05/24/16†††,1		153,489	–
Total Consumer, Non-cyclical			9,228,486
Communications - 1.8%
Mitel Networks Corp.
5.50% due 04/29/22		1,006,918	1,006,605
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		998,805	986,320
Cartrawler
4.00% due 04/29/21[1]	EUR	596,083	642,374
Match Group, Inc.
5.50% due 11/16/22		511,875	514,010
Neptune Finco Corp.
5.00% due 10/09/22		500,000	500,125
Anaren, Inc.
9.25% due 08/18/21[1]		500,000	453,125
MergerMarket Ltd.
4.50% due 02/04/21		293,250	282,986
Total Communications			4,385,545
Financial - 1.5%
Acrisure LLC
6.50% due 05/19/22		693,005	686,650
York Risk Services
4.75% due 10/01/21[1]		736,875	644,766
American Stock Transfer & Trust
5.75% due 06/26/20		558,537	545,506
Trademonster
7.25% due 08/29/19†††,1		518,382	515,790
Integro Parent, Inc.
6.75% due 10/31/22		447,878	436,681
Safe-Guard
6.25% due 08/19/21		369,268	347,112
LPL Financial Holdings, Inc.
4.75% due 11/21/22		299,250	298,502

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[9]	Value
SENIOR FLOATING RATE INTERESTS††- 24.8% (continued)
Financial - 1.5% (continued)
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]	$623,636	$277,518
Total Financial		3,752,525
Electric - 0.9%
TPF II Power LLC
5.52% due 10/02/21	1,457,003	1,450,330
Stonewall (Green Energy)
6.50% due 11/13/21	400,000	388,000
Panda Temple II Power
7.25% due 04/03/19	408,972	370,120
Total Electric		2,208,450
Basic Materials - 0.7%
Zep, Inc.
5.50% due 06/27/22	990,000	988,763
PQ Corp.
5.75% due 11/04/22	350,000	349,650
Azelis Finance S.A.
6.50% due 12/16/22	248,750	248,439
Arch Coal, Inc.
7.50% due 05/16/18	198,461	91,044
Total Basic Materials		1,677,896
Energy - 0.6%
Veresen Midstream LP
5.25% due 03/31/22	740,625	714,704
PSS Companies
5.50% due 01/28/20[1]	535,548	374,884
Cactus Wellhead
7.00% due 07/31/20	441,458	284,740
FTS International
5.75% due 04/16/21	241,818	94,137
Total Energy		1,468,465
Utilities - 0.6%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	1,042,498	974,736
Exgen Texas Power LLC
5.75% due 09/18/21	550,000	427,900
Total Utilities		1,402,636
Total Senior Floating Rate Interests
(Cost $63,700,340)		60,886,816

ASSET-BACKED SECURITIES††- 2.1%
Collateralized Loan Obligations - 2.0%
OCP CLO Ltd.
2014-6A, 5.58% due 07/17/26[2,6]	1,500,000	1,081,874
OCP CLO 2014-6 Ltd.
2014-6A, 4.28% due 07/17/26[2,6]	1,000,000	875,934
Brightwood Capital Fund
6.58% due 04/29/23†††	750,000	749,991
Longfellow Place CLO Ltd.
2013-1A, 6.38% due 01/15/24[2,6]	500,000	396,806
OCP CLO 2013-4 Ltd.
2013-4A, 5.64% due 10/24/25[2,6]	500,000	376,213
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 5.88% due 07/15/26[2,6]	500,000	367,500
NewMark Capital Funding 2014-2 CLO Ltd.
2014-2A, 5.43% due 06/30/26[2,6]	500,000	347,202
COA Summit CLO Limited
2014-1A, 5.03% due 04/20/23[2,6]	500,000	346,434
Jamestown CLO III Ltd.
2013-3A, 5.23% due 01/15/26[2,6]	500,000	339,921
Total Collateralized Loan Obligations		4,881,875
Collateralized Debt Obligations - 0.1%
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[2,6]	174,415	169,326
Total Asset-Backed Securities
(Cost $5,093,627)		5,051,201

SENIOR FIXED RATE INTERESTS††- 0.5%
Communications - 0.3%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	610,000	616,100
Financial - 0.2%
Magic Newco, LLC
12.00% due 06/12/19	500,000	519,690
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,1	55,317	81,183
Total Consumer, Non-cyclical		81,183
Total Senior Fixed Rate Interests
(Cost $1,209,582)		1,216,973
Total Investments - 114.3%
(Cost $291,024,601)		$280,331,297
Other Assets & Liabilities, net - (14.3)%		(35,012,145)
Total Net Assets - 100.0%		$245,319,152

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2016	Net Unrealized Appreciation/ Depreciation
MORGAN STANLEY	(3,984,000)	GBP	07/13/16	$5,771,513	$(5,320,168)	$451,345
MORGAN STANLEY	(6,687,000)	EUR	07/13/16	7,578,901	(7,429,487)	149,414
JP MORGAN CHASE & CO.	(2,215,000)	EUR	07/13/16	2,494,305	(2,460,941)	33,364
MORGAN STANLEY	(501,000)	CAD	07/13/16	393,448	(386,378)	7,070
JP MORGAN CHASE & CO.	113,000	GBP	07/13/16	(149,485)	150,898	1,413
MORGAN STANLEY	87,000	EUR	07/13/16	(96,275)	96,660	385
MORGAN STANLEY	54,000	GBP	07/13/16	(72,327)	72,111	(216)
MORGAN STANLEY	(209,000)	AUD	07/13/16	155,119	(155,646)	(527)
BANK oF AMERICA	525,000	EUR	07/13/16	(594,857)	583,293	(11,563)
						$630,685

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[3]	Perpetual maturity.
[4]	Rate indicated is the 7 day yield as of June 30, 2016.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2016.
[6]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $98,703,059 (cost $99,868,006), or 40.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Security is in default of interest and/or principal obligations.
[8]	Security with no rate was unsettled at June 30, 2016.
[9]	The face amount is denominated in U.S.Dollars unless otherwise indicated.
[10]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,092,706 (cost $1,238,054), or 0.5% of total net assets.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$4,301,210	$—	$749,991	$5,051,201
Common Stocks	1,471	598,765	—	1,247,403	1,847,639
Corporate Bonds	—	184,654,485	—	3,331,975	187,986,460
Forward Foreign Currency Exchange Contracts	—	—	642,606	—	642,606
Exchange-Traded Funds	2,748,900	—	—	—	2,748,900
Preferred Stocks	—	4,153,457	—	27,596	4,181,053
Senior Fixed Rate Interests	—	1,135,790	—	81,183	1,216,973
Senior Floating Rate Interests	—	55,128,783	—	5,758,033	60,886,816
Short Term Investments	16,412,255	—	—	—	16,412,255
Total	$19,162,626	$249,972,490	$642,606	$11,196,181	$280,973,903

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$11,921	$—	$11,921

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust*	5,199	$46,791
Industrial – 0.0%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $262,501)		46,791
PREFERRED STOCKS†† - 1.0%
Financial - 0.8%
Woodbourne Capital Trust III 0.03%*,†††,[3,4,13]	950,000	488,898
Woodbourne Capital Trust IV 0.03%*,†††,[3,4,13]	950,000	488,898
Woodbourne Capital Trust I 0.03%*,†††,[3,4,13]	950,000	488,899
Woodbourne Capital Trust II 0.03%*,†††,[3,4,13]	950,000	488,898
Total Financial		1,955,593
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[1]	22,000	550,220
Constar International Holdings LLC due *,†††,1	7	–
Total Industrial		550,220
Total Preferred Stocks
(Cost $4,368,354)		2,505,813

SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[5]	440,208	440,208
Total Short Term Investments
(Cost $440,208)		440,208
	Face Amount
U.S. GOVERNMENT SECURITIES†† - 34.0%
United States Treasury Bill
0.00% due 08/11/16[6]	$20,000,000	19,995,444
0.00% due 08/18/16[6]	20,000,000	19,993,920
0.00% due 08/25/16,6	10,000,000	9,996,550
0.00% due 07/21/16[6]	2,500,000	2,499,667
0.00% due 07/14/16[6]	2,000,000	1,999,910
Total United States Treasury Bill		54,485,491
U.S. Treasury Notes
1.63% due 05/15/26	20,175,000	20,421,680
U.S. Treasury Bonds
0.00% due 11/15/44[6]	25,113,000	12,575,159
Total U.S. Government Securities
(Cost $86,476,191)		87,482,330

ASSET BACKED SECURITIES††- 30.4%
Collateralized Loan Obligations - 20.6%
Telos CLO Ltd.
2013-3A, 3.63% due 01/17/24[2,4]	1,250,000	1,220,465
2007-2A, 2.83% due 04/15/22[2,4]	1,100,000	1,056,992
Golub Capital Partners CLO Ltd.
2015-25A, 2.43% due 08/05/27[2,4]	1,500,000	1,447,067
2014-21A, 3.09% due 10/25/26[2,4]	600,000	577,033
2013-17A, 4.47% due 10/25/25[2,4]	250,000	243,406
Great Lakes CLO Ltd.
2015-1A, 2.58% due 07/15/26[2,4]	1,000,000	1,003,996
2012-1A, 4.73% due 01/15/23[2,4]	1,000,000	979,202
2014-1A, 4.38% due 04/15/25[2,4]	250,000	241,201
OCP CLO Ltd.
2014-6A, 5.58% due 07/17/26[2,4]	1,400,000	1,009,750
2016-11A, 3.03% due 04/26/28[2,4]	1,000,000	996,735
CIFC Funding Ltd.
2015-2A, 2.58% due 12/05/24[2,4]	1,500,000	1,482,001
2014-3X INC, % due 07/22/26[7]	500,000	275,907
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.93% due 10/20/25[2,4]	1,000,000	962,729
2013-7A, 4.08% due 10/20/25[2,4]	600,000	548,239
Venture CLO Ltd.
2013-14A, 3.42% due 08/28/25[2,4]	1,550,000	1,497,843
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.23% due 10/18/27[2,4]	1,500,000	1,496,106
Cent CLO 20 Ltd.
2014-20A, 2.64% due 01/25/26[2,4]	1,500,000	1,466,850
Grayson CLO Ltd.
2006-1A, 1.05% due 11/01/21[2,4]	1,400,000	1,296,357
OZLM Funding Ltd.
2012-2A, 3.89% due 10/30/23[2,4]	1,250,000	1,250,080
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[2,4]	1,250,000	1,196,702
WhiteHorse VIII Ltd.
2014-1A, 2.69% due 05/01/26[2,4]	1,100,000	1,053,600
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[2,4]	1,100,000	1,025,094

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 30.4% (continued)
Collateralized Loan Obligations - 20.6% (continued)
Flagship CLO VIII Ltd.
2014-8A, 3.76% due 01/16/26[2,4]	$1,050,000	$1,015,303
Marathon CLO IV Ltd.
2012-4A, 3.64% due 05/20/23[2,4]	1,000,000	996,991
ALM VII R Ltd.
2013-7RA, 3.24% due 04/24/24[2,4]	1,000,000	992,687
PFP Ltd.
2015-2, 2.43% due 07/14/34[2,4]	1,000,000	992,122
KKR CLO 12 Ltd.
2015-12, 2.93% due 07/15/27[2,4]	1,000,000	992,018
Vibrant CLO Limited
2015-1A, 2.73% due 07/17/24[2,4]	1,000,000	989,119
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[2,4]	1,000,000	987,555
Rampart CLO Ltd.
2007-1A, 2.51% due 10/25/21[2,4]	1,000,000	986,528
Atrium XI
2014-11A, 3.84% due 10/23/25[2,4]	1,000,000	986,156
Northwoods Capital XIV Ltd.
2014-14A, 3.09% due 11/12/25[2,4]	1,000,000	980,000
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[2,4]	1,000,000	977,867
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.28% due 10/15/26[2,4]	1,000,000	976,307
TICP CLO I Ltd.
2014-1A, 3.64% due 04/26/26[2,4]	1,000,000	970,917
Fortress Credit BSL II Ltd.
2013-2A, 2.88% due 10/19/25[2,4]	1,000,000	969,022
Mountain Hawk I CLO Ltd.
2013-1A, 2.81% due 01/20/24[2,4]	1,000,000	957,181
Figueroa CLO Ltd.
2013-1A, 3.39% due 03/21/24[2,4]	1,000,000	956,976
Avery Point II CLO Ltd.
2013-2A, 3.38% due 07/17/25[2,4]	1,000,000	945,214
Black Diamond CLO Ltd.
2013-1A, 3.89% due 02/01/23[2,4]	950,000	927,951
MT Wilson Clo II Ltd.
2007-2A, 3.38% due 07/11/20[2,4]	1,000,000	902,237
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[4,7]	1,000,000	897,626
MCF CLO I LLC
2013-1A, 4.18% due 04/20/23[2,4]	900,000	842,299
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[4,7]	1,000,000	496,321
2014-IA, 0.00% due 07/20/25[4,7]	650,000	324,078
COA Summit CLO Limited
2014-1A, 3.43% due 04/20/23[2,4]	800,000	782,427
Newstar Trust
2012-2A, 3.88% due 01/20/23[2,4]	750,000	742,020
ACIS CLO Ltd.
2013-1A, 3.58% due 04/18/24[2,4]	500,000	456,897
2013-2A, 3.84% due 10/14/22[2,4]	250,000	248,134
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[2,4]	300,000	292,763
2014-3A, 3.88% due 04/28/26[2,4]	300,000	272,371
Cent CLO
2014-16A, 2.89% due 08/01/24[2,4]	500,000	498,177
KKR Financial CLO Ltd.
2012-1A, 3.95% due 12/15/24[2,4]	500,000	497,847
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[2,4]	500,000	497,714
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[4,7]	500,000	455,184
MCF CLO III LLC
2014-3A, 3.17% due 01/20/24[2,4]	500,000	454,575
Eastland CLO Ltd.
2007-1A, 1.04% due 05/01/22[2,4]	450,000	416,040
Westwood CDO I Ltd.
2007-1A, 1.31% due 03/25/21[2,4]	400,000	373,912
KVK CLO Ltd.
2013-1A, 0.00% due 04/14/25[4,7]	1,000,000	359,203

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 30.4% (continued)
Collateralized Loan Obligations - 20.6% (continued)
Newstar Commercial Loan Funding LLC
2013-1A, 5.17% due 09/20/23[2,4]	$350,000	$312,788
DIVCORE CLO Ltd.
2013-1A, 4.34% due 11/15/32[2,4]	300,000	297,125
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.15% due 12/20/24[2,4]	350,000	290,815
TICC CLO LLC
2012-1A, 5.41% due 08/25/23[2,4]	250,000	250,157
Cerberus Onshore II CLO LLC
2014-1A, 3.33% due 10/15/23[2,4]	250,000	249,654
Gallatin CLO VII Ltd.
2014-1A, 3.53% due 07/15/23[2,4]	250,000	246,886
ICE EM CLO
2007-1A, 1.46% due 08/15/22[2,4]	248,819	246,679
ALM XIV Ltd.
2014-14A, 3.58% due 07/28/26[2,4]	250,000	245,503
Garrison Funding Ltd.
2013-2A, 4.04% due 09/25/23[2,4]	250,000	245,471
Dryden XXIII Senior Loan Fund
2014-23A, 3.58% due 07/17/23[2,4]	250,000	243,730
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.94% due 07/25/25[2,4]	250,000	235,490
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[4,7]	450,000	184,450
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 0.00% due 10/04/24[4,7]	250,000	150,985
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[4,7]	250,000	131,024
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[2,4,7]	700,000	128,668
Total Collateralized Loan Obligations		53,196,519
Transport-Aircraft - 5.3%
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[4]	1,462,500	1,444,219
2014-1, 5.12% due 12/15/29[2]	1,326,923	1,281,144
2014-1, 7.38% due 12/15/29[2]	663,462	658,486
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	1,409,095	1,399,849
2014-1, 5.25% due 02/15/29[4]	626,763	619,242
2014-1, 7.50% due 02/15/29[4]	249,126	246,386
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	2,041,260	1,992,270
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	976,930	972,045
2013-1, 6.35% due 10/15/38[4]	195,386	191,478
Rise Ltd.
2014-1, 4.74% due 02/12/39	1,067,708	1,052,760
ECAF I Ltd.
2015-1A, 4.95% due 07/15/40[4]	991,172	975,705
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	904,762	895,467
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	826,298	820,850
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	778,778	765,888
AABS Ltd.
2013-1, 4.87% due 01/15/38	293,671	291,468
Total Transport-Aircraft		13,607,257
Collateralized Debt Obligations - 2.9%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.91% due 08/15/56[2,4]	1,214,532	1,122,042
2006-1A, 1.01% due 07/25/41[2,4]	566,629	554,337
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,018,539
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[2,4]	1,050,162	992,378
Banco Bradesco SA
2014-1, 4.21% due 03/12/26†††,[2,13]	895,232	920,346

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 30.4% (continued)
Collateralized Debt Obligations - 2.9% (continued)
Putnam Structured Product Funding Ltd.
2003-1A, 1.44% due 10/15/38[2,4]	$1,000,000	$844,423
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	589,186	553,935
N-Star REL CDO VIII Ltd.
2006-8A, 0.83% due 02/01/41[2,4]	500,000	473,734
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[2,4]	453,479	440,248
SRERS-2011 Funding Ltd.
2011-RS, 0.69% due 05/09/46[2,4]	500,000	300,000
N-Star Real Estate CDO IX Ltd.
0.77% due 02/01/41[1]	134,140	132,035
Total Collateralized Debt Obligations		7,352,017
Whole Business - 1.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,500,000	1,538,250
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[4]	1,000,000	998,958
Total Whole Business		2,537,208
Financial - 0.3%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.82% due 07/09/17[2]	520,000	511,627
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††,1	300,000	304,667
Total Financial		816,294
Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	657,000	653,387
Total Asset Backed Securities
(Cost $80,640,773)		78,162,682

COLLATERALIZED MORTGAGE OBLIGATIONS††- 17.4%
Residential Mortgage Backed Securities - 12.6%
LSTAR Securities Investment Trust
2015-4, 2.46% due 04/01/20[2,4]	2,931,977	2,873,336
2015-2, 2.46% due 01/01/20[2,4]	1,858,782	1,826,252
2016-2, 2.46% due 03/01/21[2,4]	1,787,737	1,738,302
2014-1, 3.57% due 09/01/21[2,4]	1,698,559	1,681,574
2015-6, 2.47% due 05/01/20[2,4]	1,671,560	1,633,950
2015-3, 2.46% due 03/01/20[2,4]	1,295,038	1,275,200
2015-1, 2.47% due 01/01/20[2,4]	1,277,587	1,239,406
2015-5, 2.47% due 04/01/20[2,4]	982,475	964,054
2015-10, 2.46% due 11/01/20[2,4]	953,766	932,306
GCAT LLC
2014-2, 3.72% due 10/25/19[4,8]	2,113,372	2,101,092
Banc of America Funding Trust
2015-R4, 0.62% due 01/27/35[2,4]	1,060,377	985,853
2014-R7, 0.59% due 09/26/36[2,4]	886,587	832,061
NRPL Trust
2014-2A, 3.75% due 10/25/57[2,4]	902,139	899,012
2015-1A, 3.88% due 11/01/54[4]	614,312	612,759
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[2,4]	1,420,533	1,293,138
CSMC Series
2015-12R, 0.95% due 11/30/37[2,4]	1,300,000	1,154,045
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[2,4]	1,146,297	1,081,653
New Century Home Equity Loan Trust
2005-3, 0.96% due 07/25/35[2]	1,100,000	1,005,604
American Home Mortgage Investment Trust
2006-1, 0.85% due 03/25/46[2]	1,248,287	997,815
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[4]	948,035	947,971
Luminent Mortgage Trust
2006-2, 0.65% due 02/25/46[2]	1,398,500	942,756
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,8]	931,924	931,730
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	808,342	809,344

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 17.4% (continued)
Residential Mortgage Backed Securities - 12.6% (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.21% due 04/25/47[2]	$936,114	$789,910
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.61% due 11/25/33[2]	754,297	681,288
HarborView Mortgage Loan Trust
2006-14, 0.60% due 01/25/47[2]	850,031	640,229
American Home Mortgage Assets Trust
2007-1, 1.14% due 02/25/47[2]	1,075,015	586,657
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.28% due 11/25/46[2]	634,811	418,977
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	234,622	239,347
Nomura Resecuritization Trust
2012-1R, 0.89% due 08/27/47[2,4]	155,309	147,668
GreenPoint Mortgage Funding Trust
2007-AR1, 0.53% due 02/25/47[2]	35,607	35,134
JPMorgan Mortgage Trust
2006-A3, 2.88% due 04/25/36[2]	25,733	21,600
Total Residential Mortgage Backed Securities		32,320,023
Commercial Mortgage Backed Securities - 3.8%
JPMDB Commercial Mortgage Securities Trust
2016-C2, 3.56% due 06/15/49[2]	1,700,000	1,528,529
2016-C2, 1.87% due 06/15/49[2]	8,946,620	999,711
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	1,100,000	1,106,528
2013-HLF, 4.22% due 11/05/30[2,4]	997,386	993,843
Citigroup Commercial Mortgage Trust
2016-GC36, 4.92% due 02/10/49[2]	1,400,000	1,451,499
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.69% due 02/15/33[2,4]	1,200,000	1,201,430
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.52% due 01/15/59[2]	6,433,534	602,288
2016-NXS5, 1.74% due 01/15/59[2]	4,986,141	490,866
LSTAR Commercial Mortgage Trust
2014-2, 5.02% due 01/20/41[2,4]	500,000	509,288
COMM Mortgage Trust
2015-CR26, 1.21% due 10/10/48[2]	6,672,348	465,603
CFCRE Commercial Mortgage Trust
2016-C3, 1.26% due 01/10/48[2]	5,981,085	462,654
Total Commercial Mortgage Backed Securities		9,812,239
Military Housing - 0.5%
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[13]	483,286	496,402
2007-AETC, 5.74% due 02/10/52†††,[13]	337,327	358,284
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,[13]	471,708	506,990
Total Military Housing		1,361,676
Government - 0.3%
Federal Home Loan Bank
5.50% due 07/15/36	500,000	721,383
Mortgage Securities - 0.2%
Citigroup Commercial Mortgage Trust
2016-GC37, 1.98% due 04/10/49[2]	3,846,437	509,776
Total Collateralized Mortgage Obligations
(Cost $44,892,238)		44,725,097

CORPORATE BONDS††- 14.0%
Financial - 5.5%
Citigroup, Inc.
5.88% due 12/31/49[2,3]	2,000,000	1,919,999
5.90% due 12/31/49[2,3]	500,000	492,500
6.25% due 12/31/49[2,3]	100,000	102,750
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4]	1,000,000	1,122,403
4.38% due 09/15/54[2,4]	500,000	492,500

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 14.0% (continued)
Financial - 5.5% (continued)
American Equity Investment Life Holding Co.
6.63% due 07/15/21	$1,458,000	$1,479,869
Hospitality Properties Trust
5.25% due 02/15/26	1,050,000	1,106,531
Aurora Military Housing LLC
6.89% due 01/15/47†††,[13]	750,000	945,068
AmTrust Financial Services, Inc.
6.12% due 08/15/23[1]	868,000	897,353
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	900,000	848,367
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[2,4]	600,000	615,000
Manulife Financial Corp.
4.15% due 03/04/26	500,000	536,304
Wilton Re Finance LLC
5.87% due 03/30/33[2,4]	475,000	487,958
Kennedy-Wilson, Inc.
5.87% due 04/01/24	500,000	487,500
Pacific Northwest Communities LLC
5.91% due 06/15/50[13]	400,000	462,116
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,[1]	415,000	454,731
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[13]	382,483	409,961
Bank of America Corp.
6.30% due 12/31/49[2,3]	350,000	371,875
ACC Group Housing LLC
6.35% due 07/15/54†††,[13]	300,000	354,390
Cadence Bank North America
6.25% due 06/28/292,[13]	200,000	152,000
TIG Holdings, Inc.
8.60% due 01/15/27[13]	34,000	27,200
Total Financial		13,766,375
Energy - 2.1%
Husky Energy, Inc.
3.95% due 04/15/22	1,100,000	1,137,710
4.00% due 04/15/24	500,000	507,929
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	1,050,000	1,179,002
4.25% due 04/01/24	200,000	202,026
Halliburton Co.
4.85% due 11/15/35	700,000	757,996
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	560,000	584,328
EQT Corp.
4.88% due 11/15/21[9]	425,000	451,912
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	250,000	250,938
Hess Corp.
8.13% due 02/15/19	200,000	222,882
Magellan Midstream Partners, LP
5.00% due 03/01/26[9]	150,000	169,685
Total Energy		5,464,408
Communications - 1.6%
Sprint Communications, Inc.
7.00% due 03/01/20[4]	975,000	1,020,815
CSC Holdings LLC
6.75% due 11/15/21	800,000	816,000
DISH DBS Corp.
5.88% due 07/15/22	600,000	583,500
5.88% due 11/15/24	200,000	186,000
Neptune Finco Corp.
6.63% due 10/15/25[4]	670,000	703,500
Avaya, Inc.
7.00% due 04/01/19[4]	650,000	464,750
T-Mobile USA, Inc.
6.00% due 04/15/24	250,000	258,750
Inmarsat Finance plc
4.88% due 05/15/22[4]	200,000	182,500
Nortel Networks Ltd.
6.88% due 09/01/23[10]	31,000	10,850
Total Communications		4,226,665
Consumer, Non-cyclical - 1.6%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,100,000	1,113,750
Vector Group Ltd.
7.75% due 02/15/21	850,000	885,063
ADT Corp.
4.13% due 06/15/23[9]	525,000	491,531
6.25% due 10/15/21[9]	150,000	159,375
HRG Group, Inc.
7.88% due 07/15/19	435,000	456,206
HCA, Inc.
5.88% due 02/15/26	350,000	363,125
Central Garden & Pet Co.
6.13% due 11/15/23	340,000	353,600
Tenet Healthcare Corp.
4.15% due 06/15/20[2]	300,000	296,250
Total Consumer, Non-cyclical		4,118,900
Basic Materials - 1.3%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	740,000	749,378
4.45% due 11/15/21[4]	700,000	721,035
Yamana Gold, Inc.
4.95% due 07/15/24	985,000	969,043
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,4]	750,000	796,875
Total Basic Materials		3,236,331
Industrial - 1.1%
ConocoPhillips
6.50% due 02/01/39	1,005,000	1,296,751
Molex Electronic Technologies LLC
3.90% due 04/15/25[4]	1,200,000	1,224,664
SBM Baleia Azul
5.50% due 09/15/27†††,1	248,970	188,765

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 14.0% (continued)
Industrial - 1.1% (continued)
Constar International, Inc
11.00% due 12/31/17†††,1	$4,091	$–
Total Industrial		2,710,180
Consumer, Cyclical - 0.4%
Northern Group Housing LLC
6.80% due 08/15/53[13]	600,000	716,448
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	400,000	387,000
Total Consumer, Cyclical		1,103,448
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23[4]	400,000	425,000
First Data Corp.
5.00% due 01/15/24[4]	200,000	200,500
Total Technology		625,500
Utilities - 0.2%
AES Corp.
6.00% due 05/15/26	600,000	612,750
Total Corporate Bonds
(Cost $34,949,492)		35,864,557

SENIOR FLOATING RATE INTERESTS††- 4.5%
Communications - 0.9%
Univision Communications, Inc.
4.00% due 03/01/20	1,000,000	992,710
MergerMarket Ltd.
4.50% due 02/04/21	586,500	565,973
Internet Brands
4.75% due 07/08/21	500,000	495,835
Proquest LLC
5.75% due 10/24/21	496,215	471,404
Total Communications		2,525,922
Technology - 0.9%
Avago Technologies Ltd.
4.25% due 02/01/23	648,375	648,680
Compucom Systems, Inc.
4.25% due 05/11/20	702,678	464,941
EIG Investors Corp.
6.00% due 02/09/23[1]	450,000	420,750
Solera LLC
5.75% due 03/03/23	400,000	399,332
Greenway Medical Technologies
6.00% due 11/04/20[1]	341,250	324,757
Total Technology		2,258,460
Consumer, Non-cyclical - 0.7%
Packaging Coordinators Midco, Inc.
5.00% due 07/01/23	700,000	696,500
Albertson's LLC
4.50% due 08/25/21	340,581	339,852
4.75% due 12/21/22	249,375	248,909
DJO Finance LLC
4.25% due 06/08/20	500,000	475,835
NES Global Talent
6.50% due 10/03/19[1]	123,996	107,876
Total Consumer, Non-cyclical		1,868,972
Electric - 0.5%
TPF II Power LLC
5.52% due 10/02/21	1,300,000	1,294,046
Consumer, Cyclical - 0.5%
PETCO Animal Supplies, Inc.
7.50% due 01/26/23	1,200,000	1,191,648
Financial - 0.4%
Global Payments, Inc.
3.96% due 04/22/23	600,000	602,549
Magic Newco, LLC
5.00% due 12/12/18	242,452	242,149
American Stock Transfer & Trust
5.75% due 06/26/20	94,909	92,695
Total Financial		937,393
Industrial - 0.4%
Travelport Holdings LLC
5.00% due 09/02/21	500,000	496,874
Quanex Building Products Corp.
6.25% due 11/02/22	292,500	291,038
CareCore National LLC
5.50% due 03/05/21	124,515	114,865
Total Industrial		902,777
Basic Materials - 0.2%
Hoffmaster Group, Inc.
5.25% due 05/08/20	448,475	446,233
Total Senior Floating Rate Interests
(Cost $11,718,465)		11,425,451

FEDERAL AGENCY NOTES†† - 4.3%
Fannie Mae[11]
0.00% due 05/15/29[6]	1,750,000	1,254,356
0.00% due 05/15/30[6]	1,550,000	1,085,267
0.00% due 01/15/30[6]	600,000	423,582
2.13% due 04/24/26	1,500,000	1,540,580
Total Fannie Mae		4,303,785
Freddie Mac[11]
0.00% due 12/14/29[6]	2,900,000	2,070,660
0.00% due 03/15/31[6]	2,950,000	2,014,097
0.00% due 01/02/34[6]	850,000	511,156
6.75% due 03/15/31	287,000	445,167
0.00% due 07/15/32[6]	300,000	195,964
Total Freddie Mac		5,237,044
Tennessee Valley Authority
4.25% due 09/15/65	700,000	821,496
5.38% due 04/01/56	500,000	695,315
Total Tennessee Valley Authority		1,516,811
Total Federal Agency Notes
(Cost $10,322,601)		11,057,640

MUNICIPAL BONDS††- 1.6%
California - 0.7%
State of California General Obligation Unlimited
7.60% due 11/01/40[9]	1,050,000	1,690,594

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

Illinois - 0.5%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35[9]	500,000	550,105
5.65% due 12/01/38	500,000	503,645
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	255,252
Total Illinois		1,309,002
Michigan - 0.4%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,108,885
Total Municipal Bonds
(Cost $3,939,974)		4,108,481

FEDERAL AGENCY DISCOUNT NOTES†† - 0.8%
Federal Home Loan Bank[12]
0.24% due 07/06/16	1,000,000	999,967
0.26% due 07/06/16	1,000,000	999,964
Total Federal Home Loan Bank		1,999,931
Total Federal Agency Discount Notes
(Cost $1,999,931)		1,999,931

FOREIGN GOVERNMENT BONDS†† - 0.6%
Kenya Government International Bond
6.87% due 06/24/24[4]	850,000	785,927
Dominican Republic International Bond
6.85% due 01/27/45[4]	700,000	724,500
Total Foreign Government Bonds
(Cost $1,604,829)		1,510,427

COMMERCIAL PAPER†† - 1.8%
Nissan Motor Acceptance Corp.
0.68% due 07/01/16	3,000,000	3,000,000
Kellogg Co.
0.58% due 07/11/16	1,500,000	1,499,758
Total Commercial Paper
(Cost $4,499,758)		4,499,758
Total Investments - 110.6%
(Cost $286,115,315)		$283,829,166
Other Assets & Liabilities, net - (10.6)%		(27,263,793)
Total Net Assets - 100.0%		$256,565,373

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $114,853,423 (cost $117,297,281), or 44.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Rate indicated is the 7 day yield as of June 30, 2016.
[6]	Principal only.
[7]	Residual interest.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	All or a portion of this security is pledged as futures collateral at June 30, 2016.
[10]	Security is in default of interest and/or principal obligations.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[13]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $7,304,798 (cost $8,704,390), or 2.8% of total net assets.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$76,937,669	$1,225,013	$78,162,682
Collateralized Mortgage Obligations	—	43,859,823	865,274	44,725,097
Commercial Paper	—	4,499,758	—	4,499,758
Common Stocks	46,791	—	—	46,791
Corporate Bonds	—	33,921,603	1,942,954	35,864,557
Federal Agency Discount Notes	—	1,999,931	—	1,999,931
Federal Agency Notes	—	11,057,640	—	11,057,640
Foreign Government Bonds	—	1,510,427	—	1,510,427
Municipal Bonds	—	4,108,481	—	4,108,481
Preferred Stocks	—	550,220	1,955,593	2,505,813
Senior Floating Rate Interests	—	11,425,451	—	11,425,451
Short Term Investments	440,208	—	—	440,208
U.S. Government Securities	—	87,482,330	—	87,482,330
Total	$486,999	$277,353,333	$5,988,834	$283,829,166

For the period ended June 30, 2016, there were no transfers between levels.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.2%
Financial - 23.7%
JPMorgan Chase & Co.	31,787	$1,975,244
Wells Fargo & Co.	35,209	1,666,442
American International Group, Inc.	26,620	1,407,932
Citigroup, Inc.	25,977	1,101,165
Zions Bancorporation	40,548	1,018,971
Allstate Corp.	13,296	930,055
Assured Guaranty Ltd.	24,484	621,159
Sun Communities, Inc.	7,881	604,000
BB&T Corp.	16,038	571,113
Unum Group	15,767	501,233
Bank of America Corp.	35,208	467,210
Simon Property Group, Inc.	1,795	389,336
Charles Schwab Corp.	13,649	345,456
Equity Residential	4,532	312,164
KeyCorp	25,002	276,272
MasterCard, Inc. — Class A	2,998	264,004
Morgan Stanley	8,519	221,324
Ally Financial, Inc.*	12,556	214,331
Hanover Insurance Group, Inc.	2,338	197,842
E*TRADE Financial Corp.*	8,055	189,212
Prudential Financial, Inc.	2,583	184,271
T. Rowe Price Group, Inc.	2,265	165,277
Hartford Financial Services Group, Inc.	1,938	86,008
Total Financial		13,710,021
Consumer, Non-cyclical - 16.2%
Johnson & Johnson	14,664	1,778,743
UnitedHealth Group, Inc.	8,554	1,207,825
Pfizer, Inc.	25,702	904,967
Medtronic plc	8,583	744,747
Bunge Ltd.	12,386	732,632
Quest Diagnostics, Inc.	8,697	708,023
Zimmer Biomet Holdings, Inc.	5,817	700,250
HCA Holdings, Inc.*	8,260	636,103
Philip Morris International, Inc.	4,633	471,269
Mondelez International, Inc. — Class A	9,916	451,277
Hershey Co.	3,131	355,337
Sanderson Farms, Inc.	2,990	259,054
United Rentals, Inc.*	3,581	240,285
Medivation, Inc.*	2,774	167,272
Total Consumer, Non-cyclical		9,357,784
Industrial - 11.7%
Republic Services, Inc. — Class A	20,887	1,071,712
FLIR Systems, Inc.	30,200	934,690
General Electric Co.	26,811	844,010
WestRock Co.	18,260	709,766
CH Robinson Worldwide, Inc.	8,453	627,635
Jabil Circuit, Inc.	29,644	547,524
Corning, Inc.	20,220	414,106
Harris Corp.	3,800	317,072
Huntington Ingalls Industries, Inc.	1,853	311,360
Honeywell International, Inc.	2,534	294,755
CSX Corp.	10,858	283,177
Eaton Corporation plc	4,622	276,072
Spirit AeroSystems Holdings, Inc. — Class A*	3,011	129,473
Total Industrial		6,761,352
Energy - 11.0%
Chevron Corp.	14,386	1,508,085
Exxon Mobil Corp.	15,608	1,463,094
Marathon Oil Corp.	49,723	746,342
Kinder Morgan, Inc.	36,145	676,634
Hess Corp.	10,503	631,230
Rowan Companies plc — Class A	25,842	456,370
Valero Energy Corp.	6,256	319,056
Apache Corp.	5,271	293,437
QEP Resources, Inc.	8,380	147,739
Whiting Petroleum Corp.*	12,954	119,954
Total Energy		6,361,941
Utilities - 8.8%
Edison International	20,690	1,606,992
Public Service Enterprise Group, Inc.	21,804	1,016,284
OGE Energy Corp.	22,213	727,476
Ameren Corp.	12,863	689,200
UGI Corp.	11,068	500,827
Exelon Corp.	9,831	357,455
Duke Energy Corp.	2,116	181,532
Total Utilities		5,079,766
Technology - 7.8%
Intel Corp.	30,932	1,014,569
QUALCOMM, Inc.	18,375	984,349
Applied Materials, Inc.	27,914	669,098
Lam Research Corp.	7,312	614,647
Microsoft Corp.	10,381	531,196
Micron Technology, Inc.*	26,641	366,580
Texas Instruments, Inc.	5,207	326,219
Total Technology		4,506,658
Consumer, Cyclical - 6.7%
CVS Health Corp.	10,563	1,011,302
Lear Corp.	7,911	805,023
Wal-Mart Stores, Inc.	8,880	648,418
Target Corp.	7,523	525,256
PVH Corp.	3,280	309,074
J.C. Penney Company, Inc.*	31,110	276,257
Goodyear Tire & Rubber Co.	8,615	221,061
AutoNation, Inc.*	2,602	122,242
Total Consumer, Cyclical		3,918,633
Communications - 5.3%
Cisco Systems, Inc.	48,683	1,396,716
AT&T, Inc.	20,254	875,175
Scripps Networks Interactive, Inc. — Class A	7,345	457,373
Yahoo!, Inc.*	9,052	339,993
Total Communications		3,069,257
Basic Materials - 4.0%
Dow Chemical Co.	27,805	1,382,186
Reliance Steel & Aluminum Co.	10,315	793,224

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Basic Materials - 4.0% (continued)
Freeport-McMoRan, Inc.	13,123	$146,190
Total Basic Materials		2,321,600
Total Common Stocks
(Cost $49,543,308)		55,087,012

SHORT TERM INVESTMENTS† - 4.9%
Dreyfus Treasury Securities Cash Management Fund Institutional Shares 0.16%[1]	2,817,987	2,817,987
Total Short Term Investments
(Cost $2,817,987)		2,817,987
Total Investments - 100.1%
(Cost $52,361,295)		$57,904,999
Other Assets & Liabilities, net - (0.1)%		(68,660)
Total Net Assets - 100.0%		$57,836,339

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$55,087,012	$—	$—	$55,087,012
Short Term Investments	2,817,987	—	—	2,817,987
Total	$57,904,999	$—	$—	$57,904,999

For the period ended June 30, 2016, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	20,000	$500,200
Total Preferred Stocks
(Cost $503,824)		500,200

MUTUAL FUNDS† - 2.6%
Guggenheim Strategy Fund I2	537,064	13,378,254
Guggenheim Strategy Fund II2	80,751	2,003,425
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	48,995	1,250,844
Total Mutual Funds
(Cost $16,595,896)		16,632,523

SHORT TERM INVESTMENTS† - 4.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[3]	26,004,382	26,004,382
Total Short Term Investments
(Cost $26,004,382)		26,004,382

	Face Amount
ASSET-BACKED SECURITIES††- 42.0%
Collateralized Loan Obligations - 33.0%
Golub Capital Partners CLO Ltd.
2015-25A, 2.43% due 08/05/27[4,5]	$5,000,000	4,823,556
2014-10A, 2.38% due 10/20/21[4,5]	1,500,000	1,470,583
2015-23A, 2.78% due 05/05/27[4,5]	1,000,000	974,799
2015-24A, 4.38% due 02/05/27[4,5]	1,000,000	971,694
2014-10A, 3.58% due 10/20/21[4,5]	700,000	687,961
2014-21A, 3.09% due 10/25/26[4,5]	500,000	480,861
2014-18A, 4.14% due 04/25/26[4,5]	250,000	230,770
2014-18A, 4.64% due 04/25/26[4,5]	250,000	214,410
Venture XVI CLO Ltd.
2014-16A, 2.13% due 04/15/26[4,5]	9,200,000	9,127,443
CIFC Funding Ltd.
2015-2A, 2.58% due 12/05/24[4,5]	2,000,000	1,976,002
2015-2A, 3.38% due 12/05/24[4,5]	1,990,000	1,947,366
2013-3A, 4.89% due 01/29/25[4,5]	1,400,000	1,342,491
2014-3X INC, due 07/22/26[6]	2,000,000	1,103,629
2007-1A, 2.13% due 05/10/21[4,5]	1,000,000	948,738
2013-3A, 3.64% due 01/29/25[4,5]	600,000	589,944
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[4,5]	3,750,000	3,737,757
2013-4A, 3.39% due 10/24/25[4,5]	2,000,000	1,907,000
2016-11A, 4.08% due 04/26/28[4,5]	1,500,000	1,507,480
Fortress Credit BSL II Ltd.
2013-2A, 2.13% due 10/19/25[4,5]	5,000,000	4,974,888
2013-2A, 2.88% due 10/19/25[4,5]	1,500,000	1,453,533
Acis CLO Ltd.
2013-1A, 1.50% due 04/18/24[4,5]	5,500,000	5,391,111
Cent CDO 14 Ltd.
2007-14A, 1.33% due 04/15/21[4,5]	6,000,000	5,306,484
Great Lakes CLO Ltd.
2015-1A, 2.58% due 07/15/26[4,5]	5,000,000	5,019,981
2014-1A, 4.38% due 04/15/25[4,5]	250,000	241,201
MT Wilson CLO II Ltd.
2007-2A, 1.63% due 07/11/20[4,5]	4,500,000	4,324,325
2007-2A, 3.38% due 07/11/20[4,5]	1,000,000	902,237
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.79% due 04/25/25[4,5]	5,000,000	4,938,027
Rampart CLO Ltd.
2007-1A, 2.51% due 10/25/21[4,5]	5,000,000	4,932,640
Black Diamond CLO Ltd.
2013-1A, 2.04% due 02/01/23[4,5]	4,939,018	4,852,585
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.23% due 10/18/27[4,5]	4,500,000	4,488,318
RFTI Issuer Ltd.
2015-FL1, 2.19% due 08/15/30[1,4,12]	4,000,000	3,994,251
WhiteHorse VIII Ltd.
2014-1A, 2.14% due 05/01/26[4,5]	3,450,000	3,428,390
Voya CLO Ltd.
2013-1A, 3.53% due 04/15/24[4,5]	2,300,000	2,244,103
2015-3A, 3.58% due 10/15/22[4,5]	1,000,000	995,695
Cavalry CLO II
2013-2A, 1.98% due 01/17/24[4,5]	3,000,000	2,988,295
PFP Ltd.
2015-2, 2.43% due 07/14/34[4,5]	3,000,000	2,976,366

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.0% (continued)
Collateralized Loan Obligations - 33.0% (continued)
Fifth Street SLF II Ltd.
2015-2A, 2.56% due 09/29/27[4,5]	$3,000,000	$2,939,257
Oak Hill Credit Partners X Ltd.
2014-10A, 2.73% due 07/20/26[4,5]	2,950,000	2,897,159
Resource Capital Corporation
2014-CRE2, 2.95% due 04/15/32[4,5]	2,000,000	1,845,108
2015-CRE3, 3.60% due 03/15/32[4,5]	1,000,000	942,261
Venture VI CDO Ltd.
2006-1A, 2.12% due 08/03/20[4,5]	2,850,000	2,654,847
Catamaran CLO Ltd.
2014-1A, 3.28% due 04/20/26[4,5]	2,750,000	2,597,662
Babson CLO Ltd.
2013-IIA, 3.28% due 01/18/25[4,5]	2,250,000	2,134,358
2012-2A, due 05/15/23[5,6]	750,000	372,241
KKR CLO Ltd.
2015-12, 2.93% due 07/15/27[4,5]	2,500,000	2,480,045
Atrium XI
2014-11A, 3.84% due 10/23/25[4,5]	2,500,000	2,465,391
Ares XXVI CLO Ltd.
2013-1A, 3.38% due 04/15/25[4,5]	2,500,000	2,389,670
Highbridge Loan Management Ltd.
2014-4A, 2.68% due 07/28/25[4,5]	1,250,000	1,224,703
2014-1A, 2.90% due 09/20/22[4,5]	1,000,000	1,001,386
Northwoods Capital X Ltd.
2013-10A, 2.54% due 11/04/25[4,5]	2,250,000	2,172,978
Cent CLO Ltd.
2014-20A, 2.12% due 01/25/26[4,5]	2,100,000	2,083,027
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[4,5]	2,000,000	1,992,713
Garrison Funding Ltd.
2015-1A, 3.16% due 05/25/27[4,5]	2,000,000	1,988,882
Fortress Credit Funding V, LP
2015-5A, 3.27% due 08/15/22[4,5]	2,000,000	1,981,982
Cereberus ICQ Levered LLC
2015-1A, 2.73% due 11/06/25[4,5]	2,000,000	1,981,625
Vibrant CLO Limited
2015-1A, 2.73% due 07/17/24[4,5]	2,000,000	1,978,237
Dryden XXIV Senior Loan Fund
2015-24RA, 3.33% due 11/15/23[4,5]	2,000,000	1,968,959
Steele Creek CLO Ltd.
2014-1A, 2.90% due 08/21/26[4,5]	2,000,000	1,968,000
KKR CLO Trust
2012-1A, 2.70% due 12/15/24[4,5]	2,000,000	1,965,417
Venture CLO Ltd.
2015-11A, 2.58% due 11/14/22[4,5]	2,000,000	1,962,017
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[4,5]	1,000,000	977,867
2015-1A, 3.38% due 10/15/23[4,5]	1,000,000	973,291
FS Senior Funding Ltd.
2015-1A, 3.28% due 05/28/25[4,5]	2,000,000	1,935,654
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.28% due 10/15/26[4,5]	1,000,000	976,307
2014-5A, 4.18% due 10/15/26[4,5]	1,000,000	926,771
Airlie CLO Ltd.
2006-2A, 2.08% due 12/20/20[4,5]	2,000,000	1,877,026
West CLO Ltd.
2012-1A, 3.04% due 10/30/23[4,5]	1,800,000	1,766,716
Battalion CLO VII Ltd.
2014-7A, 2.23% due 10/17/26[4,5]	1,500,000	1,494,533
Tuolumne Grove CLO Ltd.
2014-1A, 2.74% due 04/25/26[4,5]	1,500,000	1,443,560
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[4,5]	1,500,000	1,436,042
OFSI Fund V Ltd.
2013-5A, 3.83% due 04/17/25[4,5]	1,500,000	1,408,597
Shackleton I CLO Ltd.
2012-1A, 2.16% due 08/14/23[4,5]	1,400,000	1,398,280
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[5,6]	1,500,000	1,346,439
Dryden 30 Senior Loan Fund
2013-30A, 3.48% due 11/15/25[4,5]	1,330,000	1,285,237

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.0% (continued)
Collateralized Loan Obligations - 33.0% (continued)
Venture VII CDO Ltd.
2006-7A, 0.86% due 01/20/22[4,5]	$1,309,938	$1,284,927
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.03% due 10/15/26[4,5]	1,272,000	1,268,748
Cerberus Onshore II CLO LLC
2014-1A, 2.63% due 10/15/23[4,5]	509,274	508,830
2014-1A, 2.98% due 10/15/23[4,5]	500,000	497,714
2014-1A, 3.33% due 10/15/23[4,5]	250,000	249,654
Symphony CLO IX, LP
2012-9A, 4.88% due 04/16/22[4,5]	600,000	579,774
2012-9A, 3.88% due 04/16/22[4,5]	500,000	503,339
OZLM Funding Ltd.
2012-2A, 3.89% due 10/30/23[4,5]	1,000,000	1,000,064
Ares XXIII CLO Ltd.
2014-1A, 3.83% due 04/19/23[4,5]	1,000,000	999,989
ACAS CLO Ltd.
2014-1A, 2.97% due 09/20/23[4,5]	1,000,000	999,145
Black Diamond CLO Delaware Corp.
2005-2A, 2.43% due 01/07/18[4,5]	1,000,000	996,473
Newstar Commercial Loan Funding LLC
2016-1A, 4.37% due 02/25/28[4,5]	1,000,000	995,215
Kingsland V Ltd.
2007-5A, 1.43% due 07/14/21[4,5]	1,070,000	995,149
Cent CLO
2014-16A, 2.89% due 08/01/24[4,5]	500,000	498,177
2014-16A, 3.84% due 08/01/24[4,5]	500,000	496,926
Regatta V Funding Ltd.
2014-1A, 2.20% due 10/25/26[4,5]	1,000,000	992,920
Madison Park Funding VIII Ltd.
2014-8A, 2.84% due 04/22/22[4,5]	500,000	497,044
2014-8A, 3.44% due 04/22/22[4,5]	500,000	495,375
Symphony CLO X Ltd.
2015-10A, 3.49% due 07/23/23[4,5]	1,000,000	987,948
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[4,5]	1,000,000	987,892
Fortress Credit Investments IV Ltd.
2015-4A, 2.53% due 07/17/23[4,5]	1,000,000	987,555
Oaktree EIF II Series Ltd.
2014-A2, 2.93% due 11/15/25[4,5]	1,000,000	982,467
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.79% due 07/28/26[4,5]	1,000,000	982,242
Northwoods Capital XIV Ltd.
2014-14A, 3.09% due 11/12/25[4,5]	1,000,000	980,000
Adirondack Park CLO Ltd.
2013-1A, 3.68% due 04/15/24[4,5]	1,000,000	979,632
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[4,5]	1,000,000	979,000
Benefit Street Partners CLO Ltd.
2015-IA, 3.73% due 10/15/25[4,5]	1,000,000	978,266
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[4,5]	1,000,000	975,875
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.36% due 10/10/26[4,5]	1,000,000	966,536
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.93% due 10/20/25[4,5]	1,000,000	962,729
Battalion CLO Ltd.
2007-1A, 2.78% due 07/14/22[4,5]	1,000,000	961,303
San Gabriel CLO Ltd.
2007-1A, 2.91% due 09/10/21[4,5]	1,000,000	954,196
Westbrook CLO Ltd.
2006-1A, 2.35% due 12/20/20[4,5]	1,000,000	944,132
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[4,5]	1,000,000	940,821
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[4,5]	1,000,000	931,904
Shackleton II CLO Ltd.
2012-2A, 4.68% due 10/20/23[4,5]	1,000,000	921,727

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.0% (continued)
Collateralized Loan Obligations - 33.0% (continued)
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,6]	$1,000,000	$910,367
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	1,000,000	866,763
KVK CLO Ltd.
2014-2A, 3.63% due 07/15/26[4,5]	500,000	481,290
2013-1A, due 04/14/25[5,6]	750,000	269,403
Race Point V CLO Ltd.
2014-5A, 4.40% due 12/15/22[4,5]	750,000	743,413
Madison Park Funding III Ltd.
2006-3A, 2.06% due 10/25/20[4,5]	750,000	720,871
Gramercy Park CLO Ltd.
2014-1A, 3.58% due 07/17/23[4,5]	700,000	694,733
Gale Force 4 CLO Ltd.
2007-4A, 4.14% due 08/20/21[4,5]	500,000	502,439
Benefit Street Partners CLO V Ltd.
2014-VA, 2.23% due 10/20/26[4,5]	500,000	498,120
ALM VII Ltd.
2013-7R2A, 3.24% due 04/24/24[4,5]	500,000	496,343
LCM X, LP
2014-10A, 3.53% due 04/15/22[4,5]	500,000	494,915
BlueMountain CLO Ltd.
2012-2A, 3.39% due 11/20/24[4,5]	500,000	493,796
Gallatin CLO VII Ltd.
2014-1A, 3.53% due 07/15/23[4,5]	500,000	493,772
NZCG Funding Ltd.
2015-2A, 2.98% due 04/27/27[4,5]	500,000	493,070
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.63% due 08/15/23[4,5]	500,000	492,420
Figueroa CLO Ltd.
2013-1A, 3.39% due 03/21/24[4,5]	500,000	478,488
WhiteHorse IV Ltd.
2007-4A, 2.13% due 01/17/20[4,5]	500,000	474,444
Shasta CLO Ltd.
2007-1A, 2.03% due 04/20/21[4,5]	500,000	471,676
COA Summit CLO Limited
2014-1A, 4.48% due 04/20/23[4,5]	500,000	467,415
Telos CLO Ltd.
2013-4A, 3.38% due 07/17/24[4,5]	500,000	465,135
ALM XIV Ltd.
2014-14A, 4.08% due 07/28/26[4,5]	500,000	460,035
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.94% due 07/25/25[4,5]	250,000	235,490
2014-1A, 4.89% due 07/25/25[4,5]	250,000	214,138
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,6]	500,000	262,049
Kingsland IV Ltd.
2007-4A, 2.08% due 04/16/21[4,5]	250,000	218,723
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[5,6]	350,000	143,461
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,5,6]	500,000	91,906
Total Collateralized Loan Obligations		208,627,522
Transport-Aircraft - 3.7%
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[5]	5,636,380	5,599,396
2014-1, 5.25% due 02/15/29[5]	250,705	247,697
2014-1, 7.50% due 02/15/29[5]	249,126	246,386
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[5]	4,387,500	4,332,656
2014-1, 5.12% due 12/15/29[4]	1,105,769	1,067,620
2014-1, 7.38% due 12/15/29[4]	442,308	438,990
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	4,000,000	3,999,890
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[5]	1,734,940	1,674,217
2015-1A, 5.80% due 06/15/40[5]	942,408	891,518
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	1,809,524	1,790,934
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	1,652,597	1,641,701

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.0% (continued)
Transport-Aircraft - 3.7% (continued)
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39†††	$911,500	$908,248
Rise Ltd.
2014-1, 4.74% due 02/12/39	427,083	421,104
AABS Ltd.
2013-1, 4.87% due 01/15/38	293,671	291,468
Total Transport-Aircraft		23,551,825
Collateralized Debt Obligations - 3.0%
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[4,5]	4,420,566	4,191,527
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	4,074,156
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	3,000,000	3,086,190
Putnam Structured Product Funding Ltd.
2003-1A, 1.44% due 10/15/38[4,5]	3,000,000	2,533,268
Gramercy Real Estate CDO Ltd.
2006-1A, 1.01% due 07/25/41[4,5]	1,846,114	1,806,065
2007-1A, 0.91% due 08/15/56[4,5]	416,411	384,700
SRERS Funding Ltd.
2011-RS, 0.70% due 05/09/46[4,5]	1,499,970	1,456,206
H2 Asset Funding Ltd.
2.34% due 03/19/37	1,000,000	995,803
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.08% due 11/21/40[4,5]	700,000	668,222
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.79% due 12/13/36[4,5]	17,552	17,319
Total Collateralized Debt Obligations		19,213,456
Whole Business - 1.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	3,500,000	3,589,250
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[5]	2,000,000	1,997,915
Miramax LLC
2014-1A, 3.34% due 07/20/26[5]	706,800	709,314
Total Whole Business		6,296,479
Net Lease - 0.8%
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/42[5]	3,776,373	3,842,627
2013-1A, 4.16% due 03/20/43[5]	947,056	940,245
Total Net Lease		4,782,872
Transport-Container - 0.3%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	2,050,000	1,954,708
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	657,000	653,387
Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.92% due 07/10/17[4]	416,625	412,364
Total Asset-Backed Securities
(Cost $268,985,665)		265,492,613

COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.0%
Residential Mortgage Backed Securities - 22.4%
LSTAR Securities Investment Trust
2015-1, 2.46% due 01/01/20[4,5]	7,075,186	6,863,744
2015-4, 2.46% due 04/01/20[4,5]	6,996,762	6,856,827
2015-6, 2.47% due 05/01/20[4,5]	5,988,364	5,853,626
2016-2, 2.46% due 03/01/21[4,5]	5,991,336	5,825,663
2014-1, 3.57% due 09/01/21[4,5]	5,230,791	5,178,483
2015-10, 2.46% due 11/01/20[4,5]	5,086,750	4,972,298
2015-2, 2.46% due 01/01/20[4,5]	4,755,023	4,671,810
2015-3, 2.46% due 03/01/20[4,5]	4,135,765	4,072,414
2015-5, 2.47% due 04/01/20[4,5]	3,285,152	3,223,555
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[5]	9,667,771	9,679,759
2015-2A, 2.88% due 11/25/25[5]	2,999,882	3,000,351

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.0% (continued)
Residential Mortgage Backed Securities - 22.4% (continued)
2015-1A, 3.84% due 05/25/18[5]	$1,826,650	$1,826,577
CSMC Series
2015-12R, 0.95% due 11/30/37[4,5]	6,800,000	6,036,541
2014-2R, 0.65% due 02/27/46[4,5]	437,342	404,434
GSMSC Resecuritization Trust
2015-5R, 0.58% due 02/26/37[4,5]	3,650,008	3,177,368
2015-7R, 0.61% due 09/26/37[4,5]	3,415,329	3,101,210
GCAT LLC
2015-1, 3.63% due 05/26/20[5]	4,150,578	4,138,396
2014-2, 3.72% due 10/25/19[5,7]	1,657,546	1,647,915
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[5,7]	5,591,542	5,590,383
Banc of America Funding Trust
2015-R4, 0.62% due 01/27/35[4,5]	5,938,110	5,520,777
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[4,5]	5,682,131	5,172,552
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4,5]	5,135,481	5,142,797
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[5]	4,340,679	4,357,338
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.17% due 07/25/34[4]	3,688,925	3,449,333
NRPL Trust
2014-2A, 3.75% due 10/25/57[4,5]	1,722,265	1,716,296
2015-1A, 3.88% due 11/01/54[5]	1,638,165	1,634,024
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[5]	3,319,180	3,296,240
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[5]	2,777,103	2,753,312
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[5]	2,002,729	1,992,799
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[5]	1,914,189	1,902,497
Nomura Resecuritization Trust
2015-4R, 1.21% due 03/26/36[4,5]	1,805,876	1,631,067
2012-1R, 0.89% due 08/27/47[4,5]	232,964	221,502
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[5]	1,774,002	1,767,207
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[4,5]	1,842,771	1,738,849
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[5]	1,716,481	1,698,461
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[5]	1,625,025	1,612,557
BCAP LLC
2014-RR3, 0.58% due 10/26/36[4,5]	1,576,294	1,518,917
Structured Asset Investment Loan Trust
2005-2, 1.19% due 03/25/35[4]	1,000,000	940,638
2005-1, 1.17% due 02/25/35[4,5]	550,000	524,699
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[5]	1,327,248	1,327,159
Encore Credit Receivables Trust
2005-4, 0.89% due 01/25/36[4]	1,077,390	1,001,805
Ocwen Master Advance Receivables Trust
2015-T3, 3.21% due 11/15/47[5]	1,000,000	980,502
First Frankin Mortgage Loan Trust
2006-FF4, 0.64% due 03/25/36[4]	661,148	618,460
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	600,633	612,729
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.58% due 02/25/37[4]	595,067	532,659
GreenPoint Mortgage Funding Trust
2005-HE4, 0.92% due 07/25/30[4]	491,765	476,933
2007-AR1, 0.53% due 02/25/47[4]	51,274	50,593

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.0% (continued)
Residential Mortgage Backed Securities - 22.4% (continued)
GSAMP Trust
2005-HE6, 0.89% due 11/25/35[4]	$450,000	$427,772
Accredited Mortgage Loan Trust
2007-1, 0.58% due 02/25/37[4]	293,589	280,529
Soundview Home Loan Trust
2003-1, 3.83% due 08/25/31[4]	174,789	170,888
Morgan Stanley Re-REMIC Trust
2010-R5, 0.97% due 06/26/36[4,5]	207,030	150,039
Total Residential Mortgage Backed Securities		141,343,284
Commercial Mortgage Backed Securities - 6.5%
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.69% due 02/15/33[4,5]	6,400,000	6,407,527
Hilton USA Trust
2013-HLT, 5.22% due 11/05/30[4,5]	1,800,000	1,811,307
2013-HLF, 4.22% due 11/05/30[4,5]	1,541,414	1,535,939
2013-HLF, 3.21% due 11/05/30[4,5]	1,360,072	1,359,193
2013-HLT, 4.41% due 11/05/30[5]	1,300,000	1,307,715
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.52% due 01/15/59[4]	23,290,392	2,180,374
2015-LC22, 1.08% due 09/15/58[4]	24,825,166	1,490,972
2016-NXS5, 1.74% due 01/15/59[4]	6,980,598	687,213
Americold 2010 LLC Trust
2010-ARTA, 6.81% due 01/14/29[5]	1,875,000	2,112,990
2010-ARTA, 6.03% due 01/14/29[5]	1,100,000	1,220,673
Banc of America Commercial Mortgage Trust
2016-UB10, 2.01% due 06/15/49[4]	19,500,000	2,559,202
JP Morgan Chase Commercial Mortgage Securities Trust
2015-CSMO, 3.74% due 01/15/32[4,5]	1,500,000	1,487,766
2014-FL5, 2.54% due 07/15/31[4,5]	1,000,000	986,366
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.20% due 12/15/47[4]	31,780,178	2,197,040
GAHR Commercial Mortgage Trust
2015-NRF, 1.74% due 12/15/16[4,5]	1,981,671	1,982,940
Hyatt Hotel Portfolio Trust
2015-HYT, 3.49% due 11/15/29[4,5]	1,900,000	1,866,654
BXHTL Mortgage Trust
2015-JWRZ, 3.29% due 05/15/29[4,5]	1,775,000	1,713,346
JPMBB Commercial Mortgage Securities Trust
2013-C17, 1.20% due 01/15/47[4]	34,129,314	1,695,404
BHMS Mortgage Trust
2014-ATLS, 1.96% due 07/05/33[4,5]	1,300,000	1,280,877
CSAIL Commercial Mortgage Trust
2016-C6, 1.98% due 01/15/49[4]	10,000,000	1,248,084
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.87% due 06/15/49[4]	8,946,620	999,711
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/14/31[4,5]	1,000,000	992,929
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.94% due 12/15/27[4,5]	1,000,000	981,587
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[5]	1,000,000	979,385
Total Commercial Mortgage Backed Securities		41,085,194
Mortgage Securities - 0.1%
Citigroup Commercial Mortgage Trust
2016-GC37, 1.98% due 04/10/49[4]	3,846,437	509,776
Total Collateralized Mortgage Obligations
(Cost $183,166,067)		182,938,254

CORPORATE BONDS††- 15.5%
Financial - 6.2%
Station Place Securitization Trust
1.45% due 02/25/17†††,4	9,600,000	9,602,207

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 15.5% (continued)
Financial - 6.2% (continued)
Citigroup, Inc.
6.25%[4,8]	$3,800,000	$3,904,500
5.88%[4,8]	1,995,000	1,915,200
5.95%[4,8]	995,000	970,532
Bank of Nova Scotia
1.32% due 06/14/19[4]	6,750,000	6,759,004
Santander UK plc
2.14% due 03/14/19[4]	5,700,000	5,705,090
Berkshire Hathaway Finance Corp.
1.34% due 03/15/19[4]	2,600,000	2,624,149
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	2,200,000	2,150,500
5.88% due 02/01/22	500,000	471,315
American Equity Investment Life Holding Co.
6.63% due 07/15/21	1,300,000	1,319,500
Bank of America Corp.
6.30%[4,8]	1,200,000	1,275,000
Citizens Financial Group, Inc.
5.50%[4,8]	1,000,000	958,700
Fifth Third Bancorp
4.90%[4,8]	1,000,000	875,000
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[4,5]	350,000	358,750
Total Financial		38,889,447
Consumer, Non-cyclical - 4.2%
UnitedHealth Group, Inc.
1.45% due 07/17/17	6,500,000	6,532,454
Kraft Heinz Foods Co.
2.25% due 06/05/17	5,700,000	5,752,268
Tenet Healthcare Corp.
4.15% due 06/15/20[4]	2,300,000	2,271,250
6.25% due 11/01/18	975,000	1,028,625
Aetna, Inc.
1.31% due 12/08/17[4]	3,000,000	3,004,365
Vector Group Ltd.
7.75% due 02/15/21	2,374,000	2,471,928
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	2,016,000	2,041,200
HCA, Inc.
4.25% due 10/15/19	1,625,000	1,694,063
Central Garden & Pet Co.
6.13% due 11/15/23	1,610,000	1,674,400
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[5]	100,000	108,437
Total Consumer, Non-cyclical		26,578,990
Energy - 1.9%
Husky Energy, Inc.
3.95% due 04/15/22	6,000,000	6,205,692
7.25% due 12/15/19	750,000	843,766
Pioneer Natural Resources Co.
7.50% due 01/15/20	2,450,000	2,868,820
EQT Corp.
4.88% due 11/15/21	1,300,000	1,382,319
Magellan Midstream Partners, LP
5.00% due 03/01/26	600,000	678,741
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[1,9,12]	390,900	50,817
Total Energy		12,030,155
Communications - 0.9%
Sprint Communications, Inc.
9.00% due 11/15/18[5]	3,043,000	3,240,795
7.00% due 03/01/20[5]	575,000	602,019
CSC Holdings LLC
6.75% due 11/15/21	2,050,000	2,091,000
Total Communications		5,933,814
Industrial - 0.9%
CNH Industrial Capital LLC
3.88% due 07/16/18	1,550,000	1,557,750
3.63% due 04/15/18	850,000	850,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
3.88% due 05/15/21[4,5]	1,500,000	1,505,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
4.13% due 07/15/21[4,5]	1,100,000	1,102,750
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	600,000	522,000
Total Industrial		5,538,125
Basic Materials - 0.6%
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[5]	2,970,000	3,059,249
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	737,850
Total Basic Materials		3,797,099
Consumer, Cyclical - 0.4%
eBay, Inc.
2.50% due 03/09/18	1,300,000	1,323,725
L Brands, Inc.
8.50% due 06/15/19	825,000	957,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	250,000	258,438
Total Consumer, Cyclical		2,539,163
Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	1,740,000	1,824,825
Utilities - 0.1%
AES Corp.
3.67% due 06/01/19[4]	534,000	532,665
Total Corporate Bonds
(Cost $97,218,537)		97,664,283

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4- 3.9%
Consumer, Cyclical - 1.2%
Smart & Final Stores LLC
4.00% due 11/15/19	$1,770,796	$1,753,637
Advantage Sales & Marketing LLC
4.25% due 07/23/21	1,542,152	1,500,390
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	1,437,470	1,421,557
Petsmart, Inc.
4.25% due 03/11/22	797,985	793,899
Acosta, Inc.
4.25% due 09/26/21	798,850	766,896
National Vision, Inc.
4.00% due 03/12/21	600,000	582,000
NPC International, Inc.
4.75% due 12/28/18	396,665	395,011
Fitness International LLC
5.50% due 07/01/20	241,006	238,369
Equinox Fitness
5.00% due 01/31/20	174,555	173,736
Total Consumer, Cyclical		7,625,495
Consumer, Non-cyclical - 1.0%
Albertson's LLC
4.50% due 08/25/21	1,896,017	1,891,959
4.75% due 12/21/22	1,246,875	1,244,543
DJO Finance LLC
4.25% due 06/08/20	1,925,000	1,831,965
American Tire Distributors, Inc.
5.25% due 09/01/21	691,750	666,245
Dole Food Company, Inc.
4.50% due 11/01/18	500,000	497,815
Grocery Outlet, Inc.
5.00% due 10/21/21	397,982	388,033
Total Consumer, Non-cyclical		6,520,560
Industrial - 0.6%
Travelport Holdings LLC
5.00% due 09/02/21	2,626,776	2,610,359
Exopack Holdings SA
4.50% due 05/08/19	623,402	616,388
Filtration Group Corp.
4.25% due 11/23/20	496,454	492,263
Dematic S.A.
4.25% due 12/27/19	243,750	242,990
Total Industrial		3,962,000
Technology - 0.6%
Avago Technologies Ltd.
4.25% due 02/01/23	2,244,375	2,245,429
Avaya, Inc.
6.25% due 05/29/20	491,141	348,303
Infor (US), Inc.
3.75% due 06/03/20	299,219	291,553
Deltek, Inc.
5.00% due 06/25/22	290,163	288,985
Eze Castle Software, Inc.
4.50% due 04/06/20	250,000	248,750
Sabre, Inc.
4.00% due 02/19/19	194,949	194,706
Total Technology		3,617,726
Communications - 0.2%
T-Mobile US, Inc.
3.50% due 11/09/22	995,000	997,647
Utilities - 0.1%
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16	1,000,000	996,250
Financial - 0.1%
USI Holdings Corp.
4.25% due 12/27/19	367,443	362,046
Magic Newco, LLC
5.00% due 12/12/18	199,483	199,233
AMWINS Group LLC
4.75% due 09/06/19	199,485	198,986
Total Financial		760,265
Basic Materials - 0.1%
Chromaflo Technologies
4.50% due 12/02/19	393,782	386,890
Total Senior Floating Rate Interests
(Cost $25,059,181)		24,866,833

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bill
0.00% due 07/21/16[10]	10,000,000	9,998,861
Total U.S. Treasury Bills
(Cost $9,998,861)		9,998,861

FOREIGN GOVERNMENT BONDS†† - 0.1%
Kenya Government International Bond
6.87% due 06/24/24[5]	850,000	785,927
Total Foreign Government Bonds
(Cost $858,970)		785,927

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COMMERCIAL PAPER††0.8%
Verizon Communications, Inc.
0.70% due 07/05/16	$5,000,000	$4,999,611
Total Commercial Paper
(Cost $4,999,611)		4,999,611

REPURCHASE AGREEMENTS††,11 - 2.7%
Jefferies & Company, Inc. issued 06/14/16 at 3.44% due 07/13/16	5,723,000	5,723,000
issued 06/07/16 at 3.46% due 07/07/16	3,569,000	3,569,000
issued 06/22/16 at 2.95% due 07/15/16	3,069,000	3,069,000
issued 06/15/16 at 3.44% due 07/15/16	2,842,000	2,842,000
issued 06/30/16 at 3.46% due 07/29/16	2,152,000	2,152,000
Total Repurchase Agreements
(Cost $17,355,000)		17,355,000
Total Investments - 102.4%
(Cost $650,745,994)		$647,238,487
Other Assets & Liabilities, net - (2.4)%		(15,161,111)
Total Net Assets - 100.0%		$632,077,376

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 input, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer— See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $425,524,198 (cost $429,383,541), or 67.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Perpetual maturity.
[9]	Security is in default of interest and/or principal obligations.
[10]	Zero coupon rate security.
[11]	Repurchase Agreements — See Note 4.
[12]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,045,068 (cost $4,357,231), or 0.6% of total net assets — See Note 6.

plc — Public Limited Company

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$264,584,365	$908,248	$265,492,613
Collateralized Mortgage Obligations	—	182,938,254	—	182,938,254
Commercial Paper	—	4,999,611	—	4,999,611
Corporate Bonds	—	88,062,076	9,602,207	97,664,283
Foreign Government Bonds	—	785,927	—	785,927
Mutual Funds	16,632,523	—	—	16,632,523
Preferred Stocks	—	500,200	—	500,200
Repurchase Agreements	—	17,355,000	—	17,355,000
Senior Floating Rate Interests	—	24,866,833	—	24,866,833
Short Term Investments	26,004,382	—	—	26,004,382
U.S. Treasury Bills	—	9,998,861	—	9,998,861
Total	$42,636,905	$594,091,127	$10,510,455	$647,238,487

For the period ended June 30, 2016, there were no transfers between levels.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 3.1%
Consumer, Non-cyclical - 1.0%
Gilead Sciences, Inc.[1]	17,774	$1,482,708
AbbVie, Inc.[1]	21,574	1,335,646
Tyson Foods, Inc. — Class A1	18,517	1,236,750
Ingredion, Inc.[1]	9,387	1,214,771
WellCare Health Plans, Inc.*,1	10,717	1,149,720
Cardinal Health, Inc.[1]	14,607	1,139,492
Sanderson Farms, Inc.[1]	11,846	1,026,337
HCA Holdings, Inc.*,1	12,967	998,589
Kroger Co.[1]	26,975	992,410
Biogen, Inc.*,1	3,913	946,242
UnitedHealth Group, Inc.	6,650	938,980
Dr Pepper Snapple Group, Inc.[2]	9,275	896,243
Archer-Daniels-Midland Co.[1]	20,723	888,809
United Therapeutics Corp.*,1	8,367	886,233
Laboratory Corporation of America Holdings*	6,628	863,429
Cal-Maine Foods, Inc.[1]	19,312	855,908
Molina Healthcare, Inc.*,1	17,062	851,394
Universal Health Services, Inc. — Class B1	6,291	843,623
Quest Diagnostics, Inc.[1]	10,116	823,544
Western Union Co.[1]	38,843	745,009
Dean Foods Co.[1]	40,967	741,093
Darling Ingredients, Inc.*,1	48,643	724,781
McKesson Corp.	3,812	711,510
Express Scripts Holding Co.*,1	9,014	683,261
Hologic, Inc.*,1	19,543	676,188
Johnson & Johnson[1]	5,439	659,751
Amsurg Corp. — Class A*,1	8,164	633,037
Procter & Gamble Co.[1]	6,819	577,365
Owens & Minor, Inc.[1]	15,319	572,624
Charles River Laboratories International, Inc.*,1	6,332	522,010
ConAgra Foods, Inc.[1]	10,491	501,575
LifePoint Health, Inc.*,1	7,520	491,582
SpartanNash Co.[1]	15,135	462,828
Cardtronics, Inc.*,1	10,349	411,994
ResMed, Inc.[1]	6,380	403,407
Magellan Health, Inc.*,1	5,675	373,245
Deluxe Corp.[1]	5,557	368,818
VCA, Inc.*	5,171	349,611
Chemed Corp.[1]	2,456	334,777
JM Smucker Co.[1]	2,125	323,871
Air Methods Corp.*,1	8,923	319,711
Targus Group International Equity, Inc*,†††,3	13,186	20,175
Total Consumer, Non-cyclical		30,979,051
Financial - 0.5%
California Republic Bancorp*,3	166,500	6,035,626
Everest Re Group Ltd.	5,935	1,084,147
Travelers Companies, Inc.[1]	8,431	1,003,626
Prudential Financial, Inc.[1]	12,378	883,047
Hartford Financial Services Group, Inc.[1]	17,736	787,123
Aflac, Inc.[1]	9,358	675,273
Interactive Brokers Group, Inc. — Class A1	17,515	620,031
MetLife, Inc.[1]	14,167	564,271
JPMorgan Chase & Co.[1]	8,345	518,558
Principal Financial Group, Inc.[1]	11,703	481,110
Selective Insurance Group, Inc.[1]	12,335	471,320
Allstate Corp.[1]	6,623	463,279
Equity Residential	6,478	446,205
American Financial Group, Inc.[1]	5,820	430,273
Brixmor Property Group, Inc.	16,083	425,556
Aspen Insurance Holdings Ltd.	9,119	422,939
Hanover Insurance Group, Inc.[1]	4,689	396,783
Healthcare Realty Trust, Inc.	10,666	373,203
WR Berkley Corp.[1]	6,017	360,539
Waddell & Reed Financial, Inc. — Class A1	18,149	312,526
Invesco Ltd.	10,750	274,555
National Storage Affiliates Trust	10,750	223,815
Total Financial		17,253,805
Technology - 0.4%
Apple, Inc.[1]	11,679	1,116,512
Oracle Corp.[1]	24,679	1,010,112
Xerox Corp.[1]	101,649	964,649
International Business Machines Corp.	5,760	874,252
CA, Inc.[1]	26,619	873,902
HP, Inc.[1]	67,576	848,079
SYNNEX Corp.[1]	7,848	744,147
Tessera Technologies, Inc.[1]	20,710	634,554
NetApp, Inc.[1]	25,559	628,496
DST Systems, Inc.[1]	5,149	599,498
Convergys Corp.[1]	23,655	591,375
Cirrus Logic, Inc.*,1	12,644	490,461
IPG Photonics Corp.*,1	5,879	470,320
CACI International, Inc. — Class A*,1	4,172	377,191
Texas Instruments, Inc.[1]	6,019	377,090
Sykes Enterprises, Inc.*,1	12,727	368,574
Mentor Graphics Corp.[1]	16,346	347,516
Teradata Corp.*,1	13,361	334,960
Cabot Microelectronics Corp.[1]	7,908	334,825
Icad, Inc.*,1	54,863	286,385
Total Technology		12,272,898
Industrial - 0.4%
Huntington Ingalls Industries, Inc.[1]	4,825	810,745
Fluor Corp.[1]	14,878	733,188
Avnet, Inc.[1]	17,424	705,847
Arrow Electronics, Inc.*,1	10,987	680,095
ITT, Inc.[1]	17,119	547,467
EMCOR Group, Inc.[1]	10,709	527,525
Tech Data Corp.*	7,199	517,248
Boeing Co.[1]	3,631	471,558
Vishay Intertechnology, Inc.[1]	37,131	460,053
Sanmina Corp.*,1	16,601	445,073
Crane Co.[1]	7,759	440,090
Methode Electronics, Inc.[1]	12,739	436,056
Cummins, Inc.[1]	3,845	432,331
Keysight Technologies, Inc.*,1	13,430	390,679
Saia, Inc.*,1	15,205	382,253
Barnes Group, Inc.[1]	11,168	369,884
Federal Signal Corp.[1]	27,975	360,318

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 3.1% (continued)
Industrial - 0.4% (continued)
Knight Transportation, Inc.[1]	13,553	$360,239
Timken Co.[1]	11,603	355,748
Mueller Industries, Inc.[1]	11,133	354,920
Applied Industrial Technologies, Inc.[1]	7,775	350,964
Briggs & Stratton Corp.[1]	16,303	345,298
ArcBest Corp.[1]	20,131	327,129
Werner Enterprises, Inc.[1]	14,077	323,349
Total Industrial		11,128,057
Communications - 0.3%
AT&T, Inc.[1]	39,559	1,709,344
Verizon Communications, Inc.[1]	24,346	1,359,481
CenturyLink, Inc.[1]	43,837	1,271,711
Cisco Systems, Inc.[1]	41,266	1,183,922
InterDigital, Inc.[1]	12,715	707,971
Viacom, Inc. — Class B1	14,268	591,694
Telephone & Data Systems, Inc.[1]	19,733	585,281
ATN International, Inc.[1]	7,413	576,806
Time Warner, Inc.[1]	6,878	505,808
Cengage Learning Acquisitions, Inc.*,††	21,660	498,180
AMC Networks, Inc. — Class A*,1	7,540	455,567
Walt Disney Co.[2]	3,827	374,357
General Communication, Inc. — Class A*,1	22,303	352,387
Total Communications		10,172,509
Consumer, Cyclical - 0.3%
Wal-Mart Stores, Inc.[1]	18,176	1,327,212
Delta Air Lines, Inc.[2]	30,629	1,115,813
CVS Health Corp.[1]	11,270	1,078,989
UniFirst Corp.[1]	8,536	987,786
Walgreens Boots Alliance, Inc.[1]	7,450	620,361
Thor Industries, Inc.[1]	7,985	516,949
Southwest Airlines Co.	12,500	490,125
United Continental Holdings, Inc.*	11,900	488,376
American Airlines Group, Inc.	16,590	469,663
Spirit Airlines, Inc.*,1	9,154	410,740
PACCAR, Inc.[1]	6,927	359,303
Macy's, Inc.[1]	10,370	348,536
Goodyear Tire & Rubber Co.[1]	11,653	299,016
Dana Holding Corp.[1]	27,881	294,423
Total Consumer, Cyclical		8,807,292
Utilities - 0.2%
Consolidated Edison, Inc.[1]	16,811	1,352,277
NextEra Energy, Inc.[1]	8,727	1,138,001
Edison International[2]	12,244	950,991
Southwest Gas Corp.[1]	9,967	784,502
Public Service Enterprise Group, Inc.[1]	14,103	657,341
CenterPoint Energy, Inc.[1]	25,902	621,648
American Electric Power Company, Inc.[1]	8,520	597,167
OGE Energy Corp.[1]	15,026	492,102
Pinnacle West Capital Corp.[1]	5,785	468,932
Total Utilities		7,062,961
Energy - 0.0%
First Solar, Inc.*,1	10,398	504,095
Pioneer Natural Resources Co.	2,663	402,672
Total Energy		906,767
Basic Materials - 0.0%
Mosaic Co.[1]	25,788	675,130
Mirabela Nickel Ltd.*,†††,3	7,057,522	526
Total Basic Materials		675,656
Total Common Stocks
(Cost $96,030,861)		99,258,996

PREFERRED STOCKS†† - 0.6%
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19[3]	572,000	14,305,720
Financial - 0.1%
Cent CLO 16, LP due 08/1/24*4,5	7,000	2,768,310
ALM Loan Funding Ltd. due 06/20/23*,5,6	1,373	938,693
BreitBurn Energy Partners 8.00% due 12/31/49*,†††,3	389,684	60,731
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,5,6,7	5,200	1
Total Financial		3,767,735
Total Preferred Stocks
(Cost $25,228,092)		18,073,455

MUTUAL FUNDS†,8 - 5.9%
Guggenheim Strategy Fund I	3,241,101	80,735,818
Guggenheim Alpha Opportunity Fund - Institutional Class	1,881,326	49,742,260
Guggenheim Limited Duration Fund - Institutional Class	718,641	17,570,776
Guggenheim Risk Managed Real Estate Fund - Institutional Class	475,272	14,068,065
Guggenheim High Yield Fund - Insitutional Class	1,445,277	12,646,174
Floating Rate Strategies Fund - Institutional Class	472,830	12,071,343
Total Mutual Funds
(Cost $184,691,355)		186,834,436

SHORT TERM INVESTMENTS† - 3.3%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.16%[9]	98,665,647	98,665,647
Western Asset Institutional U.S. Treasury Reserves Institutional Shares 0.19%[9]	6,242,310	6,242,310
Total Short Term Investments
(Cost $104,907,957)		104,907,957

	Face Amount
ASSET-BACKED SECURITIES††- 34.2%
Collateralized Loan Obligations - 24.7%
CIFC Funding Ltd.
2014-3X INC, due 07/22/26[5]	$15,400,000	$8,497,941
2014-2A, 5.26% due 05/24/26[6,7]	10,000,000	7,558,925

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
2015-2A, 4.33% due 12/05/24[6,7]	$6,250,000	$5,897,476
2012-1X, 8.44% due 08/14/24	4,850,000	3,712,953
2013-2A, 4.23% due 04/21/25[6,7]	4,250,000	3,684,176
2014-1A, 3.70% due 08/14/24[6,7]	3,250,000	3,207,995
2014-3A, 5.39% due 07/22/26[6,7]	4,000,000	3,092,050
2014-1A, 3.43% due 04/18/25[6,7]	1,750,000	1,687,486
2014-1A, 5.88% due 04/18/25[6,7]	2,500,000	1,446,923
2013-4A, 4.17% due 11/27/24[6,7]	1,000,000	919,982
RFTI Issuer Ltd.
2015-FL1, 4.32% due 08/15/30[3,6,16]	27,841,000	26,866,427
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,7]	28,400,000	24,040,284
Shackleton CLO Ltd.
2014-5A, 3.33% due 05/07/26[6,7]	10,750,000	10,189,035
2013-4A, 3.63% due 01/13/25[6,7]	7,250,000	6,992,917
2014-6A, 4.23% due 07/17/26[6,7]	2,068,000	1,730,486
KVK CLO Ltd.
2014-2A, 3.63% due 07/15/26[6,7]	8,250,000	7,941,280
2014-1A, 3.53% due 05/15/26[6,7]	5,000,000	4,473,894
2013-1A, due 04/14/25[5,7]	11,900,000	4,274,520
2014-3A, due 10/15/26[5,7]	2,500,000	932,761
Voya CLO Ltd.
2013-1X, due 04/15/24[5]	20,000,000	11,193,128
2015-3A, 4.58% due 10/15/22[6,7]	4,000,000	3,761,914
2014-2A, 3.58% due 07/17/26[6,7]	2,000,000	1,945,724
Avery
2013-3X COM, due 01/18/25[5]	19,800,000	15,401,332
Resource Capital Corp.
2015-CRE4, 3.44% due 08/15/32[6,7]	7,750,000	7,285,000
2015-CRE3, 4.45% due 03/15/32[6,7]	7,000,000	6,524,800
2013-CRE1, 3.95% due 12/15/28[6,7]	1,000,000	995,230
Babson CLO Ltd.
2012-2A, due 05/15/23[5,7]	11,850,000	5,881,406
2014-IA, due 07/20/25[5,7]	6,400,000	3,190,919
2013-IIA, 3.88% due 01/18/25[6,7]	3,500,000	3,040,511
2014-3A, 5.73% due 01/15/26[6,7]	2,500,000	1,914,813
ALM VII Ltd.
2012-7A, 5.13% due 10/19/24[6,7]	6,500,000	6,382,054
2013-7RA, 4.09% due 04/24/24[6,7]	4,750,000	4,560,000
2013-7R2A, 4.09% due 04/24/24[6,7]	2,500,000	2,399,998
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[5,7]	16,000,000	13,236,939
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	14,000,000	12,134,686
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.91% due 10/10/26[6,7]	5,400,000	5,057,524
2015-6A, 3.36% due 10/10/26[6,7]	4,000,000	3,866,145
2015-6A, 4.31% due 10/10/26[6,7]	3,000,000	2,835,997
Dryden XXIII Senior Loan Fund
2014-23A, 3.58% due 07/17/23[6,7]	6,000,000	5,849,512
2014-23A, 4.53% due 07/17/23[6,7]	3,425,000	3,170,894
2014-23A, 7.63% due 07/17/23[6,7]	3,750,000	2,667,843
KKR Financial CLO Ltd.
2007-1A, 5.63% due 05/15/21[6,7]	6,800,000	6,780,993
2015-12, 3.63% due 07/15/27[6,7]	5,000,000	4,791,625
Neuberger Berman CLO Ltd.
2014-12A, 3.74% due 07/25/23[6,7]	5,300,000	5,260,385
2012-12X SUB, % due 07/25/23[5]	7,000,000	2,869,227
2012-12A, due 07/25/23[5,7]	5,900,000	2,418,349
NewStar Clarendon Fund CLO LLC
2015-1A, 3.34% due 01/25/27[6,7]	7,000,000	6,766,449
2015-1A, 3.99% due 01/25/27[6,7]	4,000,000	3,726,195
Brightwood Capital Fund
6.58% due 04/29/23†††	10,000,000	9,999,874
Highbridge Loan Management Ltd.
2014-1A, 3.90% due 09/20/22[6,7]	6,500,000	6,482,049
2014-1A, 4.90% due 09/20/22[6,7]	3,500,000	3,502,440

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[5,7]	$6,400,000	$3,865,228
2014-2A, 4.53% due 07/20/23[6,7]	3,000,000	2,866,524
2013-3X SUB, due 07/15/25[5]	4,000,000	2,207,245
2015-1A, 4.37% due 04/20/22[6,7]	1,000,000	984,398
Telos CLO Ltd.
2014-6A, 3.63% due 01/17/27[6,7]	5,000,000	4,777,757
2013-3A, 3.63% due 01/17/24[6,7]	2,750,000	2,685,023
2013-3A, 4.88% due 01/17/24[6,7]	2,550,000	2,257,944
Great Lakes CLO Ltd.
2015-1A, 4.38% due 07/15/26[6,7]	4,250,000	3,901,210
2014-1A, 4.38% due 04/15/25[6,7]	3,000,000	2,894,417
2012-1A, due 01/15/23[5,7]	3,250,000	1,476,992
2014-1A, 4.83% due 04/15/25[6,7]	1,500,000	1,297,500
Newstar Commercial Loan Funding LLC
2015-1A, 4.48% due 01/20/27[6,7]	5,000,000	4,704,319
2013-1A, 5.17% due 09/20/23[6,7]	3,250,000	2,904,461
2014-1A, 5.38% due 04/20/25[6,7]	1,250,000	1,083,091
2013-1A, 5.95% due 09/20/23[6,7]	750,000	678,803
Golub Capital Partners CLO Ltd.
2015-25A, 3.28% due 08/05/27[6,7]	6,000,000	5,659,235
2014-18A, 4.14% due 04/25/26[6,7]	2,200,000	2,030,777
2014-18A, 4.64% due 04/25/26[6,7]	1,200,000	1,029,167
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,7]	9,500,000	4,669,481
2013-1A, 3.38% due 04/15/25[6,7]	2,000,000	1,911,736
2013-1A, 4.38% due 04/15/25[6,7]	1,500,000	1,335,192
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[5,7]	5,500,000	4,790,909
2015-19A, 4.04% due 01/24/27[6,7]	3,000,000	2,965,651
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.63% due 07/16/26[6,7]	8,000,000	7,701,654
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[5,7]	10,500,000	7,587,384
ACAS CLO Ltd.
2013-1A, 6.73% due 04/20/25[6,7]	4,000,000	2,815,706
2014-2A, 6.38% due 01/15/27[6,7]	2,300,000	1,856,211
2014-1A, 5.58% due 07/18/26[6,7]	2,500,000	1,851,901
2013-1A, 3.38% due 04/20/25[6,7]	1,000,000	965,488
Steele Creek CLO Ltd.
2015-1A, 7.15% due 02/21/27[6,7]	7,550,000	4,774,798
2014-1A, 3.85% due 08/21/26[6,7]	1,500,000	1,450,878
2015-1A, 4.65% due 02/21/27[6,7]	1,350,000	1,227,126
Longfellow Place CLO Ltd.
2013-1A, 6.38% due 01/15/24[6,7]	9,250,000	7,340,915
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.33% due 02/17/26[6,7]	3,900,000	3,722,125
2014-2A, 4.08% due 02/17/26[6,7]	3,990,000	3,491,250
Cent CLO
2014-16A, 3.84% due 08/01/24[6,7]	7,250,000	7,205,430
Shackleton I CLO Ltd.
2012-1A, 5.38% due 08/14/23[6,7]	7,500,000	7,019,777
TICP CLO III Ltd.
2014-3A, 4.38% due 01/20/27[6,7]	8,000,000	6,996,379
OCP CLO Ltd.
2014-7A, 3.63% due 10/20/26[6,7]	5,000,000	4,863,233
2014-6A, 3.73% due 07/17/26[6,7]	2,000,000	1,934,699
Fortress Credit Investments IV Ltd.
2015-4A, 4.13% due 07/17/23[6,7]	7,300,000	6,612,539
ACIS CLO Ltd.
2015-6A, 4.01% due 05/01/27[6,7]	3,000,000	2,964,341
2013-1A, 5.13% due 04/18/24[6,7]	2,100,000	1,807,400
2013-2A, 4.48% due 10/14/22[6,7]	1,800,000	1,693,627
Benefit Street Partners CLO Ltd.
2015-IA, 3.73% due 10/15/25[6,7]	6,500,000	6,358,728

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
Venture XI CLO Ltd.
2015-11A, 3.58% due 11/14/22[6,7]	$4,000,000	$3,931,183
2015-11A, 4.58% due 11/14/22[6,7]	2,500,000	2,324,155
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.13% due 10/15/26[6,7]	3,500,000	3,103,300
2014-5A, 4.18% due 10/15/26[6,7]	3,000,000	2,780,314
Northwoods Capital XIV Ltd.
2014-14A, 3.98% due 11/12/25[6,7]	6,000,000	5,880,102
Catamaran CLO Ltd.
2015-1A, 3.74% due 04/22/27[6,7]	4,000,000	3,859,970
2012-1A, 6.90% due 12/20/23[6,7]	3,250,000	1,905,851
Cerberus Onshore II CLO-2 LLC
2014-1A, 3.98% due 10/15/23[6,7]	3,000,000	2,957,983
2014-1A, 4.78% due 10/15/23[6,7]	2,500,000	2,441,470
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[5,7]	11,040,000	5,392,569
ALM XIV Ltd.
2014-14A, 3.58% due 07/28/26[6,7]	3,100,000	3,044,241
2014-14A, 4.08% due 07/28/26[6,7]	2,500,000	2,300,173
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.88% due 04/28/26[6,7]	5,500,000	4,993,464
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.14% due 04/25/26[6,7]	5,000,000	4,897,392
Fortress Credit Funding V, LP
2015-5A, 4.27% due 08/15/22[6,7]	5,000,000	4,797,055
Fifth Street SLF II Ltd.
2015-2A, 3.45% due 09/29/27[6,7]	5,000,000	4,700,763
Hull Street CLO Ltd.
2014-1A, 4.23% due 10/18/26[6,7]	5,785,000	4,668,366
NewStar Commercial Loan Trust
2007-1A, 2.97% due 09/30/22[6,7]	4,000,000	3,629,609
2007-1A, 1.97% due 09/30/22[6,7]	1,000,000	929,264
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[5,7]	9,600,000	4,524,396
Madison Park Funding XIII Ltd.
2014-13A, 6.48% due 01/19/25[6,7]	6,750,000	4,439,502
Figueroa CLO Ltd.
2013-2A, 4.40% due 12/18/25[6,7]	5,000,000	4,350,803
Mountain Hawk II CLO Ltd.
2013-2A, 3.23% due 07/22/24[6,7]	2,500,000	2,303,699
2013-2A, 3.78% due 07/22/24[6,7]	2,750,000	1,986,839
Dryden XXVIII Senior Loan Fund
2013-28A, 4.53% due 08/15/25[6,7]	6,000,000	4,286,575
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.89% due 07/25/25[6,7]	2,750,000	2,355,513
2014-1A, 3.94% due 07/25/25[6,7]	2,000,000	1,883,921
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.88% due 02/05/27[6,7]	5,000,000	4,185,718
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.94% due 10/25/26[6,7]	4,300,000	4,005,650
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.50% due 12/20/24[6,7]	3,250,000	2,970,409
2012-1A, 3.63% due 08/15/23[6,7]	1,000,000	984,840
ALM VIII Ltd.
2013-8A, 5.13% due 01/20/26[6,7]	5,000,000	3,931,174
BlueMountain CLO Ltd.
2012-2A, 4.74% due 11/20/24[6,7]	4,100,000	3,913,443
Oaktree EIF II Series Ltd.
2014-A2, 3.83% due 11/15/25[6,7]	4,000,000	3,911,627
Symphony Clo V Ltd.
2007-5A, 4.88% due 01/15/24[6,7]	4,000,000	3,877,778
AIMCO CLO Series
2015-AA, due 01/15/28[5,7]	5,400,000	3,812,873
JFIN CLO Ltd.
2007-1A, 3.43% due 07/20/21[6,7]	4,000,000	3,805,571
Airlie CLO Ltd.
2006-2A, 2.08% due 12/20/20[6,7]	4,000,000	3,754,053

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
Franklin CLO VI Ltd.
2007-6A, 2.88% due 08/09/19[6,7]	$4,165,000	$3,732,416
Gramercy Park CLO Ltd.
2014-1A, 4.68% due 07/17/23[6,7]	1,750,000	1,691,878
2012-1A, due 07/17/23[5,7]	2,650,000	1,358,351
2012-1X, due 07/17/23[5]	1,250,000	640,731
Adirondack Park CLO Ltd.
2013-1A, 4.28% due 04/15/24[6,7]	4,000,000	3,654,581
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.28% due 08/05/27[6,7]	4,000,000	3,547,825
Marathon CLO VI Ltd.
2014-6A, 3.48% due 05/13/25[6,7]	3,780,000	3,525,374
Grayson CLO Ltd.
2006-1A, 1.05% due 11/01/21[6,7]	3,700,000	3,426,085
Primus CLO II Ltd.
2007-2A, 1.58% due 07/15/21[6,7]	3,500,000	3,307,617
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.93% due 10/18/25[6,7]	3,500,000	3,250,362
Mountain Hawk I CLO Ltd.
2013-1A, 3.35% due 01/20/24[6,7]	3,400,000	3,228,893
DIVCORE CLO Ltd.
2013-1A, 4.34% due 11/15/32[6,7]	3,250,000	3,218,852
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.73% due 02/15/26[6,7]	3,250,000	3,158,472
Mountain View CLO Ltd.
2015-9A, 5.98% due 07/15/27[6,7]	4,000,000	3,134,751
TICP CLO I Ltd.
2014-1A, 5.14% due 04/26/26[6,7]	4,200,000	3,132,087
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.38% due 01/20/27[6,7]	3,500,000	3,111,437
Marea CLO Ltd.
2015-1A, 4.38% due 10/15/23[6,7]	3,500,000	3,090,320
Avery Point IV CLO Ltd.
2014-1A, 5.64% due 04/25/26[6,7]	5,570,000	3,077,868
Rampart CLO Ltd.
2007-1A, 4.44% due 10/25/21[6,7]	3,000,000	2,999,949
NewMark Capital Funding CLO Ltd.
2014-2A, 4.13% due 06/30/26[6,7]	3,500,000	2,967,712
Cerberus Onshore II CLO LLC
2014-1A, 4.13% due 10/15/23[6,7]	1,000,000	994,565
2014-1A, 4.63% due 10/15/23[6,7]	1,000,000	985,002
2014-1XD, 4.77% due 10/15/23	1,000,000	976,588
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.78% due 11/14/25[6,7]	3,000,000	2,923,203
Marathon CLO VII Ltd.
2014-7A, 4.13% due 10/28/25[6,7]	3,000,000	2,898,240
Vibrant CLO II Ltd.
2013-2A, 3.39% due 07/24/24[6,7]	3,000,000	2,895,600
Race Point V CLO Ltd.
2014-5A, 4.40% due 12/15/22[6,7]	2,900,000	2,874,531
Silvermore CLO Ltd.
2014-1A, 3.63% due 05/15/26[6,7]	3,000,000	2,864,629
Fortress Credit BSL Ltd.
2013-1A, 3.53% due 01/19/25[6,7]	3,000,000	2,826,531
Flatiron CLO Ltd.
2013-1A, 4.23% due 01/17/26[6,7]	3,200,000	2,818,102
Mountain Hawk III CLO Ltd.
2014-3A, 3.43% due 04/18/25[6,7]	3,000,000	2,817,758
Vibrant CLO Ltd.
2015-1A, 4.53% due 07/17/24[6,7]	3,000,000	2,758,188
Sound Point CLO I Ltd.
2012-1A, 5.21% due 10/20/23[6,7]	2,750,000	2,719,962
WhiteHorse X Ltd.
2015-10A, 5.93% due 04/17/27[6,7]	3,740,000	2,711,989
Symphony CLO IX, LP
2012-9A, 4.88% due 04/16/22[6,7]	2,600,000	2,512,354
Apidos CLO XX
2015-20A, 3.83% due 01/16/27[6,7]	2,500,000	2,456,770
LCM X, LP
2014-10A, 4.38% due 04/15/22[6,7]	2,500,000	2,438,077
Galaxy XVIII CLO Ltd.
2014-18A, 3.63% due 10/15/26[6,7]	2,500,000	2,406,250

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
Symphony CLO XII Ltd.
2013-12A, 4.13% due 10/15/25[6,7]	$2,700,000	$2,379,068
Symphony CLO XI Ltd.
2013-11A, 4.63% due 01/17/25[6,7]	2,500,000	2,376,530
Westwood CDO II Ltd.
2007-2X, 2.43% due 04/25/22	1,550,000	1,418,700
2007-2A, 2.44% due 04/25/22[6,7]	1,000,000	915,290
Gallatin CLO VII Ltd.
2014-1A, 4.39% due 07/15/23[6,7]	2,500,000	2,323,645
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[5,7]	5,650,000	2,317,197
Marathon CLO V Ltd.
2013-5A, due 02/21/25[5,7]	5,500,000	2,146,699
Venture XVI CLO Ltd.
2014-16A, 3.38% due 04/15/26[6,7]	2,250,000	2,138,969
Venture XII CLO Ltd.
2013-12A, 4.32% due 02/28/24[6,7]	2,250,000	2,057,701
West CLO Ltd.
2013-1A, due 11/07/25[5,7]	5,300,000	1,200,085
2013-1A, 3.53% due 11/07/25[6,7]	1,000,000	851,953
Gale Force 4 CLO Ltd.
2007-4A, 4.14% due 08/20/21[6,7]	2,000,000	2,009,757
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.64% due 10/23/21[6,7]	2,100,000	1,935,633
Blue Hill CLO Ltd.
2013-1A, 3.63% due 01/15/26[6,7]	2,000,000	1,927,286
Limerock CLO II Ltd.
2014-2A, 3.48% due 04/18/26[6,7]	2,000,000	1,908,051
AMMC CLO XIV Ltd.
2014-14A, 3.44% due 07/27/26[6,7]	2,000,000	1,907,178
OHA Credit Partners VII Ltd.
2012-7A, 4.64% due 11/20/23[6,7]	2,000,000	1,877,930
Kingsland III Ltd.
2006-3A, 2.26% due 08/24/21[6,7]	1,890,000	1,785,101
OHA Credit Partners VI Ltd.
2015-6A, 4.13% due 05/15/23[6,7]	1,750,000	1,750,905
Symphony CLO XV Ltd.
2014-15A, 3.83% due 10/17/26[6,7]	1,750,000	1,739,524
NXT Capital CLO LLC
2015-1A, 4.78% due 04/21/27[6,7]	2,000,000	1,701,272
Octagon Investment Partners XV Ltd.
2013-1A, 3.48% due 01/19/25[6,7]	1,750,000	1,692,350
Jamestown CLO VI Ltd.
2015-6A, 3.89% due 02/20/27[6,7]	2,000,000	1,690,146
Canyon Capital CLO Ltd.
2013-1A, 3.43% due 01/15/24[6,7]	1,750,000	1,677,154
Octagon Investment Partners XIV Ltd.
2012-1A, 7.13% due 01/15/24[6,7]	2,550,000	1,647,117
Lime Street CLO Ltd.
2007-1A, 3.15% due 06/20/21[6,7]	2,000,000	1,616,519
Shackleton II CLO Ltd.
2012-2A, 4.68% due 10/20/23[6,7]	1,750,000	1,613,022
Octagon Loan Funding Ltd.
2014-1A, due 11/18/26[5,7]	3,000,000	1,611,946
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,7]	3,000,000	1,572,293
Landmark VIII CLO Ltd.
2006-8A, 2.08% due 10/19/20[6,7]	1,650,000	1,553,815
Madison Park Funding XI Ltd.
2013-11A, 4.14% due 10/23/25[6,7]	1,750,000	1,551,784
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,6,7]	8,150,000	1,498,062
MCF CLO III LLC
2014-3A, 3.42% due 01/20/24[6,7]	1,750,000	1,474,949
Greywolf CLO III Ltd.
2014-1A, 3.49% due 04/22/26[6,7]	1,500,000	1,462,500
OZLM Funding V Ltd.
2013-5A, 3.63% due 01/17/26[6,7]	1,500,000	1,461,841
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.55% due 07/20/26[6,7]	1,500,000	1,435,782
Symphony CLO X Ltd.
2015-10A, 4.49% due 07/23/23[6,7]	1,500,000	1,429,762

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Collateralized Loan Obligations - 24.7% (continued)
MCF CLO IV LLC
2014-1A, 6.22% due 10/15/25[6,7]	$1,750,000	$1,420,725
MCF CLO I LLC
2013-1A, 4.18% due 04/20/23[6,7]	1,500,000	1,403,832
Rockwall CDO Ltd.
2007-1A, 0.89% due 08/01/24[6,7]	1,434,774	1,402,472
OHA Park Avenue CLO I Ltd.
2007-1A, 3.91% due 03/14/22[6,7]	1,413,497	1,381,533
Finn Square CLO Ltd.
2012-1A, due 12/24/23[5,7]	3,250,000	1,378,444
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[6,7]	1,400,000	1,370,600
LCM XI, LP
2012-11A, 5.78% due 04/19/22[6,7]	1,500,000	1,345,423
Kingsland IV Ltd.
2007-4A, 2.08% due 04/16/21[6,7]	1,500,000	1,312,337
TICP CLO II Ltd.
2014-2A, 3.63% due 07/20/26[6,7]	1,300,000	1,257,572
ICE EM CLO
2007-1A, 1.71% due 08/15/22[6,7]	1,250,000	1,207,620
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.84% due 05/01/22[6,7]	1,250,000	1,202,938
COA Summit CLO Limited
2014-1A, 4.48% due 04/20/23[6,7]	1,250,000	1,168,537
ALM VI Ltd.
2012-6A, due 07/15/26[5,7]	1,600,000	1,093,889
Venture XX CLO Ltd.
2015-20A, 6.93% due 04/15/27[6,7]	1,600,000	1,030,084
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[6,7]	1,000,000	965,305
WhiteHorse VIII Ltd.
2014-1A, 3.39% due 05/01/26[6,7]	1,000,000	948,599
Halcyon Loan Investors CLO II, Inc.
2007-2A, 2.04% due 04/24/21[6,7]	1,000,000	935,498
OHA Loan Funding Ltd.
2013-1A, 4.24% due 07/23/25[6,7]	1,000,000	927,352
Eastland CLO Ltd.
2007-1A, 1.04% due 05/01/22[6,7]	1,000,000	924,534
Halcyon Loan Investors CLO I, Inc.
2006-1A, 4.14% due 11/20/20[6,7]	1,000,000	911,050
Cavalry CLO II
2013-2A, 4.63% due 01/17/24[6,7]	1,000,000	877,733
Gleneagles CLO Ltd.
2005-1A, 1.54% due 11/01/17[6,7]	846,913	841,266
Ares CLO Ltd.
2013-1X, due 04/15/25[5]	1,660,000	815,930
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[5,7]	2,000,000	798,273
Venture XV CLO Ltd.
2013-15A, 3.73% due 07/15/25[6,7]	750,000	742,500
Venture CLO Ltd.
2013-14A, 3.42% due 08/28/25[6,7]	750,000	724,762
Garrison Funding Ltd.
2013-2A, 5.29% due 09/25/23[6,7]	750,000	723,365
Westwood CDO I Ltd.
2007-1A, 1.31% due 03/25/21[6,7]	700,000	654,346
Fortress Credit Opportunities
2005-1A, 0.86% due 07/15/19[3,6,16]	436,544	416,770
Marathon CLO Ltd.
due 02/21/25[5]	1,000,000	390,309
BlackRock Senior Income Series Corp.
2004-1X NOTE, due 09/15/16†††,5	2,382,940	2
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,6,7	2,250,000	2
Total Collateralized Loan Obligations		789,446,741
Transport-Aircraft - 5.0%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% due 12/15/29[6]	17,471,154	17,340,120
2014-1, 5.12% due 12/15/29[6]	16,586,538	16,014,303
2016-1A, 6.50% due 03/17/36[7]	5,850,000	5,762,250
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[7]	28,036,650	26,522,671
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	16,692,857	15,827,166

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES††- 34.2% (continued)
Transport-Aircraft - 5.0% (continued)
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[7]	$9,405,610	$9,302,149
2014-1, 5.25% due 02/15/29[7]	5,154,975	5,093,116
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[7]	11,798,082	11,538,524
Stripes
2013-1 A1, 3.94% due 03/20/23†††,3	8,852,808	8,592,688
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39†††	6,608,375	6,584,801
AASET
2014-1 C, 10.00% due 12/15/29†††	6,376,468	6,369,402
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	3,635,796	3,575,620
2013-1A, 6.38% due 12/13/48[3,16]	2,526,187	2,499,316
Rise Ltd.
2014-1, 4.74% due 02/12/39	5,979,167	5,895,458
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7]	5,470,806	5,361,390
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[7]	4,757,812	4,519,922
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	4,453,658	4,346,770
AABS Ltd.
2013-1, 4.87% due 01/15/38	2,320,000	2,302,600
Airplanes Pass Through Trust
2001-1A, 0.99% due 03/15/19[3,6,7]	3,791,006	1,158,152
Total Transport-Aircraft		158,606,418
Collateralized Debt Obligations - 4.2%
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[6,7]	36,963,866	34,929,972
Putnam Structured Product Funding Ltd.
2003-1A, 1.44% due 10/15/38[6,7]	18,950,000	16,001,812
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[6,7]	6,860,329	6,660,165
2011-RS, 0.69% due 05/09/46[6,7]	10,679,573	6,407,744
Gramercy Real Estate CDO Ltd.
2007-1A, 0.91% due 08/15/56[6,7]	13,602,761	12,566,859
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[7]	12,000,000	12,098,825
N-Star REL CDO VIII Ltd.
2006-8A, 0.83% due 02/01/41[6,7]	8,100,000	7,674,484
2006-8A, 0.76% due 02/01/41[6,7]	371,934	366,089
Highland Park CDO I Ltd.
2006-1A, 1.06% due 11/25/51[6,7]	7,479,198	7,199,462
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	7,251,514	6,817,665
Static Repackaging Trust Ltd.
2004-1A, 1.68% due 05/10/39[6,7]	6,088,262	5,811,389
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.08% due 11/21/40[6,7]	5,000,000	4,773,015
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[7]	4,750,000	4,771,839
Putnam Structured Product CDO Ltd.
2002-1A, 1.13% due 01/10/38[6,7]	3,504,613	3,385,764
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††,3,6,16	3,133,311	3,247,841
Pasadena CDO Ltd.
2002-1A, 1.50% due 06/19/37[6,7]	1,179,778	1,145,898
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.79% due 12/13/36[6,7]	105,313	103,913
Total Collateralized Debt Obligations		133,962,736
Financial - 0.3%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††,3	6,500,000	6,601,128
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.92% due 07/10/17[6]	3,789,944	3,751,183

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]		Value
ASSET BACKED-SECURITIES††- 34.2% (continued)
Financial - 0.3% (continued)
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.82% due 07/09/17[6]		$130,000	$127,907
Total Financial			10,480,218
Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[7]		251,479	197,411
Total Asset-Backed Securities
(Cost $1,181,641,587)			1,092,693,524

CORPORATE BONDS††- 17.3%
Financial - 3.8%
Citigroup, Inc.
5.95%[6,10]		11,259,000	10,980,295
5.88%[6,10]		9,280,000	8,908,799
5.95%[6,10]		8,300,000	8,201,438
5.90%[6,10]		3,300,000	3,250,500
Bank of America Corp.
6.10%[6,10]		17,000,000	17,254,999
6.30%[6,10]		6,100,000	6,481,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[7,11]		10,274,000	9,516,293
7.50% due 04/15/21[7]		4,751,000	4,265,685
6.88% due 04/15/22[7]		1,100,000	946,000
Atlas Mara Ltd.
8.00% due 12/31/20[3]		14,400,000	12,096,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[7]		7,926,000	7,926,000
Fifth Third Bancorp
4.90%[6,10]		7,700,000	6,737,500
Kennedy-Wilson, Inc.
5.87% due 04/01/24		6,300,000	6,142,500
Customers Bank
6.13% due 06/26/29[3,6,16]		4,500,000	4,522,500
Greystar Real Estate Partners LLC
8.25% due 12/01/22[7]		3,325,000	3,424,750
National Financial Partners Corp.
9.00% due 07/15/21[7]		3,061,000	2,950,039
Univest Corporation of Pennsylvania
5.10% due 03/30/25[3,6]		2,500,000	2,487,500
GEO Group, Inc.
5.88% due 01/15/22		1,600,000	1,632,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[7]		1,700,000	1,487,500
NewStar Financial, Inc.
7.25% due 05/01/20		1,225,000	1,139,250
Total Financial			120,350,798
Communications - 2.7%
Sprint Communications, Inc.
9.00% due 11/15/18[7]		15,825,000	16,853,625
7.00% due 03/01/20[7]		5,497,000	5,755,304
DISH DBS Corp.
5.88% due 11/15/24[11]		18,200,000	16,925,999
5.88% due 07/15/22		2,720,000	2,645,200
Numericable-SFR S.A.
6.00% due 05/15/22[7]		8,300,000	8,071,750
6.25% due 05/15/24[7]		6,622,000	6,332,288
Sprint Corp.
7.25% due 09/15/21		6,586,000	5,614,565
7.88% due 09/15/23		3,640,000	2,975,700
Avaya, Inc.
7.00% due 04/01/19[7,11]		9,505,000	6,796,075
MDC Partners, Inc.
6.50% due 05/01/24[7]		4,800,000	4,764,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]		2,400,000	2,484,000
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[7]		2,410,000	2,470,250
TIBCO Software, Inc.
11.38% due 12/01/21[7]		2,750,000	2,186,250
Interoute Finco plc
7.37% due 10/15/20	EUR	1,155,000	1,365,572
CenturyLink, Inc.
5.63% due 04/01/25		1,150,000	1,023,500
CSC Holdings LLC
6.75% due 11/15/21		1,000,000	1,020,000
Total Communications			87,284,078
Energy - 2.6%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25		14,375,000	16,141,098
Comstock Resources, Inc.
10.00% due 03/15/20[7]		12,800,000	10,304,000
SandRidge Energy, Inc.
8.75% due 06/01/20[7,12]		23,454,000	9,616,140
Buckeye Partners, LP
4.35% due 10/15/24		9,701,000	9,606,561
CONSOL Energy, Inc.
8.00% due 04/01/23		10,300,000	9,115,500
EQT Corp.
8.13% due 06/01/19		5,550,000	6,114,396
Approach Resources, Inc.
7.00% due 06/15/21		8,093,000	4,774,870
Gibson Energy, Inc.
6.75% due 07/15/21[7]		4,590,000	4,567,050

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]	Value
CORPORATE BONDS††- 17.3% (continued)
Energy - 2.6% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	$2,300,000	$2,127,500
6.25% due 04/01/23[7]	1,450,000	1,334,000
Hess Corp.
7.30% due 08/15/31	2,950,000	3,387,621
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20†††,3,12	5,037,000	2,065,170
Unit Corp.
6.63% due 05/15/21	2,100,000	1,622,250
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,12,16]	7,557,400	982,462
Antero Resources Corp.
5.63% due 06/01/23	775,000	751,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	3,860,000	501,800
7.75% due 01/15/21[3]	1,350,000	175,500
Total Energy		83,187,668
Basic Materials - 1.8%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[6,7]	18,950,000	20,134,375
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[7]	13,100,000	13,266,015
4.45% due 11/15/21[7]	2,970,000	3,059,249
Yamana Gold, Inc.
4.95% due 07/15/24[11]	12,000,000	11,805,600
Eldorado Gold Corp.
6.13% due 12/15/20[7]	7,120,000	7,120,000
Constellium N.V.
7.88% due 04/01/21[7]	1,250,000	1,289,063
Mirabela Nickel Ltd.
2.37% due 06/24/19†††,3	1,885,418	490,209
1.00% due 09/10/44†††,3	37,690	–
Total Basic Materials		57,164,511
Consumer, Non-cyclical - 1.8%
Vector Group Ltd.
7.75% due 02/15/21	18,410,000	19,169,412
7.75% due 02/15/21[7]	200,000	208,250
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[7,11]	18,709,000	18,942,863
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[7]	5,840,000	5,577,200
Central Garden & Pet Co.
6.13% due 11/15/23	5,000,000	5,200,000
Opal Acquisition, Inc.
8.88% due 12/15/21[7]	6,270,000	4,812,225
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[7]	1,125,000	1,112,344
Bumble Bee Holdco SCA
9.62% due 03/15/18[7]	1,076,000	1,065,240
Total Consumer, Non-cyclical		56,087,534
Technology - 1.7%
First Data Corp.
5.75% due 01/15/24[7]	21,800,000	21,636,500
7.00% due 12/01/23[7]	1,000,000	1,012,500
Micron Technology, Inc.
5.25% due 08/01/23[7,11]	11,200,000	9,548,000
7.50% due 09/15/23[7]	2,250,000	2,390,625
NCR Corp.
6.38% due 12/15/23	6,010,000	6,130,200
5.88% due 12/15/21	4,567,000	4,635,505
Infor (US), Inc.
6.50% due 05/15/22	5,720,000	5,401,854
Epicor Software
9.24% due 06/21/23†††	1,850,000	1,791,910
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[7]	685,000	715,428
Total Technology		53,262,522
Consumer, Cyclical - 1.1%
WMG Acquisition Corp.
6.75% due 04/15/22[7]	13,700,000	13,802,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[7,11]	10,400,000	10,062,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]	5,500,000	4,826,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	2,500,000	2,693,750
Nathan's Famous, Inc.
10.00% due 03/15/20[7]	2,150,000	2,295,125
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[7]	1,800,000	1,804,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	750,000	775,313
Total Consumer, Cyclical		36,259,688
Industrial - 0.7%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7]	5,800,000	5,785,500
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[3]	5,950,000	5,176,500
Novelis, Inc.
8.75% due 12/15/20	4,375,000	4,560,938
8.38% due 12/15/17	450,000	460,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[7]	2,450,000	2,500,531

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]		Value
CORPORATE BONDS††- 17.3% (continued)
Industrial - 0.7% (continued)
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,7		$1,793,069	$1,744,656
LMI Aerospace, Inc.
7.38% due 07/15/19		1,550,000	1,561,625
CEVA Group plc
7.00% due 03/01/21[7]		930,000	799,800
SBM Baleia Azul
5.50% due 09/15/27†††,3		912,890	692,137
Total Industrial			23,281,812
Utilities - 0.6%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[7]		11,775,000	12,194,543
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21		2,830,000	2,925,513
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7]		2,765,000	2,668,225
Terraform Global Operating LLC
9.75% due 08/15/22[7]		2,700,000	2,443,500
FPL Energy National Wind LLC
5.61% due 03/10/24[3,16]		42,908	40,762
Total Utilities			20,272,543
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19		15,017,000	15,749,079
Total Corporate Bonds
(Cost $557,324,380)			552,900,233

SENIOR FLOATING RATE INTERESTS††,6- 19.6%
Technology - 4.8%
EIG Investors Corp.
6.00% due 02/09/23[3]		18,431,910	17,233,836
6.48% due 11/09/19		2,637,224	2,507,552
Avaya, Inc.
6.25% due 05/29/20		20,254,439	14,363,840
Epicor Software
4.75% due 06/01/22		11,385,000	11,168,002
TIBCO Software, Inc.
6.50% due 12/04/20		11,662,182	10,661,217
Deltek, Inc.
5.00% due 06/25/22		8,261,586	8,228,044
Project Alpha Intermediate Holding, Inc.
9.25% due 06/16/22		8,000,000	7,840,000
Solera LLC
5.75% due 03/03/23		7,850,000	7,836,891
Advanced Computer Software
10.50% due 01/31/23[3]		4,750,000	4,370,000
6.50% due 03/18/22		3,456,250	3,266,156
Nimbus Acquisition Topco Ltd.
7.25% due 07/15/21†††,3	GBP	5,050,000	6,655,941
Harbortouch Payments LLC
7.00% due 05/31/22		6,225,000	6,178,313
Micro Focus International plc
5.25% due 11/19/21		4,959,326	4,948,466
Ceridian Corp.
4.50% due 09/15/20		4,609,835	4,448,491
Greenway Medical Technologies
6.00% due 11/04/20[3]		3,558,750	3,386,756
9.25% due 11/04/21[3]		550,000	478,500
Diebold, Inc.
5.25% due 11/06/23		3,600,000	3,580,488
PowerSchool, Inc.
5.88% due 07/30/21†††,3		3,473,750	3,473,750
Netsmart Technologies, Inc.
5.75% due 04/19/23		3,200,000	3,184,000
Ipreo Holdings
4.25% due 08/06/21		3,255,748	3,109,239
Micron Technology, Inc.
6.64% due 04/26/22		3,050,000	3,062,871
CPI Acquisition, Inc.
5.50% due 08/17/22		2,502,372	2,431,480
LANDesk Group, Inc.
5.00% due 02/25/20		2,384,861	2,369,955
Mirion Technologies
5.75% due 03/31/22		2,221,875	2,207,988
Severin Acquisition LLC
6.00% due 07/30/21†††,3		2,046,715	2,046,715
The Active Network, Inc.
5.50% due 11/13/20		2,041,497	2,017,673
Sparta Holding Corp.
6.50% due 07/28/20†††,3		1,814,608	1,802,281
Infor (US), Inc.
3.75% due 06/03/20		1,444,537	1,407,528
SolarWinds Holdings, Inc.
6.50% due 02/03/23	EUR	1,200,000	1,318,600
Compucom Systems, Inc.
4.25% due 05/11/20		1,865,732	1,234,499
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		1,170,000	1,155,375
Flexera Software LLC
3.96% due 04/02/20		817,903	813,306
8.00% due 04/02/21		350,000	336,000
Aspect Software, Inc.
10.50% due 05/25/20		1,072,326	1,024,961
First Data Corp.
4.20% due 07/08/22		1,000,000	990,000
MRI Software LLC
5.25% due 06/23/21		990,000	980,100
Hyland Software, Inc.
4.75% due 07/01/22		722,545	717,126
Quorum Business Solutions
5.75% due 08/06/21[3]		660,365	650,459
Skillsoft PLC
5.75% due 04/28/21		770,000	606,375
Eze Castle Software, Inc.
7.25% due 04/05/21		400,000	382,000
Total Technology			154,474,774
Consumer, Cyclical - 4.3%
PETCO Animal Supplies, Inc.
5.00% due 01/26/23		10,324,125	10,257,740
7.50% due 01/26/23		5,112,500	5,076,917

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,6- 19.6% (continued)
Consumer, Cyclical - 4.3% (continued)
Belk, Inc.
5.75% due 12/12/22		$12,019,875	$9,510,725
Mavis Tire
6.25% due 11/02/20†††,3		9,306,000	9,180,368
Advantage Sales & Marketing LLC
4.25% due 07/23/21		8,986,865	8,743,499
3.48% due 07/25/19[3]		300,000	276,294
Gates Global, Inc.
4.25% due 07/05/21		8,667,492	8,203,435
Sears Holdings Corp.
5.50% due 06/30/18		7,572,023	7,199,707
Life Time Fitness
4.25% due 06/10/22		6,861,197	6,689,667
Navistar, Inc.
6.50% due 08/07/20		6,467,500	6,090,251
National Vision, Inc.
4.00% due 03/12/21		4,715,698	4,574,227
6.75% due 03/11/22		650,000	576,875
Sky Bet
6.25% due 02/25/22	GBP	3,700,000	4,888,985
Eyemart Express
5.00% due 12/17/21		4,441,250	4,435,698
Amaya Holding B.V.
5.00% due 08/01/21		4,363,980	4,220,318
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,684,428	4,198,934
PF Chang's
4.25% due 07/02/19		3,395,818	3,234,516
Hearthside Foods
4.50% due 06/02/21		3,258,199	3,233,763
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		3,242,162	3,206,271
Men's Wearhouse
4.50% due 06/18/21		3,186,110	3,058,665
Equinox Fitness
5.00% due 01/31/20		2,950,191	2,936,355
Fitness International LLC
5.50% due 07/01/20		2,760,617	2,730,416
Acosta, Inc.
4.25% due 09/26/21		2,491,247	2,391,597
Petsmart, Inc.
4.25% due 03/11/22		2,284,702	2,273,004
Dealer Tire LLC
5.50% due 12/22/21		1,970,000	1,974,925
Packers Holdings
5.00% due 12/02/21		1,800,625	1,790,506
Capital Automotive LP
6.00% due 04/30/20		1,770,000	1,770,000
Prime Security Services Borrower LLC
4.75% due 05/02/22		1,650,000	1,652,063
Med Finance Merger Sub LLC
7.25% due 08/16/21†††,3		1,278,146	1,267,235
7.25% due 08/14/21†††,3		310,486	307,836
1-800 Contacts
5.25% due 01/22/23		1,471,313	1,467,016
BBB Industries, LLC
6.00% due 11/03/21		1,459,420	1,441,177
NPC International, Inc.
4.75% due 12/28/18		1,279,609	1,274,273
Jacobs Entertainment, Inc.
5.25% due 10/29/18		1,168,912	1,162,343
AlixPartners, LLP
4.50% due 07/28/22		1,090,506	1,088,053
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		1,093,918	1,077,509
California Pizza Kitchen, Inc.
5.25% due 03/29/18		924,709	855,356
Sterling Intermidiate Corp.
5.75% due 06/20/22		519,694	515,474
Ascena Retail Group
5.25% due 08/21/22		498,960	474,760
Container Store, Inc.
4.25% due 04/06/19		324,595	281,587
Rite Aid Corp.
5.75% due 08/21/20		100,000	99,875
Total Consumer, Cyclical			135,688,215
Industrial - 3.4%
Travelport Holdings LLC
5.00% due 09/02/21		28,465,341	28,287,433
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		8,756,250	8,449,781
DAE Aviation
5.25% due 07/07/22		6,551,619	6,531,178
CareCore National LLC
5.50% due 03/05/21		5,011,050	4,622,694
Connolly Corp.
4.50% due 05/14/21		3,941,372	3,920,443
NVA Holdings, Inc.
4.75% due 08/14/21		2,827,112	2,808,255
8.00% due 08/12/22		450,000	443,813
5.50% due 08/14/21		379,050	378,576
SIRVA Worldwide, Inc.
7.50% due 03/27/19[3]		3,652,295	3,442,288
GYP Holdings III Corp.
4.75% due 04/01/21		3,464,522	3,395,232
Hardware Holdings LLC
6.75% due 03/30/20†††,3		3,438,750	3,369,975
SI Organization
5.75% due 11/22/19		3,134,364	3,110,072
Flakt Woods
2.63% due 03/20/17†††,3	EUR	2,678,249	2,954,522
KC Merger Sub, Inc.
6.00% due 08/12/22		2,781,990	2,749,524
Pro Mach Group, Inc.
4.75% due 10/22/21		2,759,485	2,737,078
AlliedBarton Security Services LLC
4.25% due 02/12/21		2,679,331	2,659,236
Berlin Packaging LLC
4.50% due 10/01/21		2,650,144	2,635,780
CHI Overhead Doors, Inc.
4.75% due 07/29/22		2,534,366	2,512,191

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,6- 19.6% (continued)
Industrial - 3.4% (continued)
V.Group Ltd.
4.75% due 06/25/21		$2,247,367	$2,227,703
Hillman Group, Inc.
4.50% due 06/30/21		1,781,455	1,752,507
3.88% due 06/30/19[3]		228,571	213,589
Exopack Holdings SA
4.50% due 05/08/19		1,984,262	1,961,939
National Technical Systems
7.25% due 06/12/21†††,3		1,891,588	1,857,540
Mast Global
7.75% due 09/12/19†††,3		1,816,726	1,806,934
Thermasys Corp.
5.25% due 05/03/19[3]		2,229,250	1,804,310
CPM Holdings, Inc.
6.00% due 04/11/22		1,683,000	1,674,585
Survitec
5.34% due 03/12/22[3]	GBP	1,125,000	1,416,092
Swissport Investments S.A.
6.25% due 02/09/22	EUR	1,250,000	1,367,654
Capstone Logistics
5.50% due 10/07/21		1,386,003	1,353,667
ProAmpac
5.75% due 08/18/22		1,265,443	1,248,043
Constantinople Acquisition GmbH
4.75% due 04/30/22		987,500	982,562
Atkore International, Inc.
7.75% due 10/09/21		850,000	840,438
Hunter Defense Technologies
8.00% due 08/05/19[3]		750,000	525,000
Douglas Dynamics, LLC
5.25% due 12/31/21		492,500	487,575
Hunter Fan Co.
6.50% due 12/20/17[3]		485,199	480,347
Tank Holdings Corp.
5.25% due 03/16/22		470,652	442,413
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		408,608	334,037
due 03/19/19[3,13]		100,000	88,922
NANA Development Corp.
8.00% due 03/15/18[3]		455,000	420,875
Doncasters Group Ltd.
9.50% due 10/09/20		456,207	418,570
Power Borrower, LLC
8.25% due 11/06/20		275,000	266,750
CEVA Logistics US Holdings
6.50% due 03/19/21		266,694	218,022
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		193,343	158,058
Wencor Group
3.95% due 06/19/19		169,231	157,465
Camp Systems International
8.25% due 11/29/19		120,000	116,850
CEVA Logistics Canada, ULC
6.50% due 03/19/21		33,326	27,244
Total Industrial			109,657,762
Consumer, Non-cyclical - 3.0%
IHC Holding Corp.
7.00% due 04/30/21†††,3		7,443,750	7,353,802
7.25% due 04/30/21[3]		1,450,000	1,428,250
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		7,517,986	7,546,177
Affordable Care Holdings Corp.
5.75% due 10/24/22		7,213,750	7,159,646
Lineage Logistics LLC
4.50% due 04/07/21		6,415,514	6,062,659
American Seafoods
6.00% due 08/19/21[3]		5,869,444	5,752,056
One Call Medical, Inc.
5.00% due 11/27/20		6,044,413	5,258,640
Springs Industries, Inc.
7.50% due 06/01/21†††,3		5,100,000	4,985,898
At Home Holding III Corp.
5.00% due 06/03/22		4,950,000	4,900,500
Grocery Outlet, Inc.
5.00% due 10/21/21		4,394,707	4,284,840
ABB Concise Optical Group LLC
6.00% due 06/15/23		4,000,000	4,010,000
American Tire Distributors, Inc.
5.25% due 09/01/21		3,476,747	3,348,560
Authentic Brands
5.50% due 05/27/21		3,266,104	3,206,236
Packaging Coordinators Midco, Inc.
5.00% due 07/01/23		3,200,000	3,184,000
SHO Holding I Corp.
6.00% due 10/27/22[3]		2,985,000	2,955,150
Chef's Warehouse Parent LLC
5.75% due 06/22/22		3,000,000	2,561,356
Dole Food Company, Inc.
4.50% due 11/01/18		2,505,174	2,494,227
DJO Finance LLC
4.25% due 06/08/20		2,337,866	2,224,877
Phillips-Medsize Corp.
4.75% due 06/16/21		1,470,491	1,453,331
4.24% due 06/14/19		322,762	298,397
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		1,067,486	931,382
10.75% due 10/01/19[3]		1,125,000	792,191
AMAG Pharmaceuticals
4.75% due 08/17/21		1,713,038	1,695,908
Hostess Brands
4.50% due 08/03/22		1,488,750	1,485,773
Nellson Nutraceutical (US)
6.00% due 12/23/21		1,462,573	1,447,948
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		1,518,549	1,435,029
Valeo Foods Group Ltd.
4.25% due 05/06/22	EUR	1,100,000	1,195,103

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount[17]		Value
SENIOR FLOATING RATE INTERESTS††,6- 19.6% (continued)
Consumer, Non-cyclical - 3.0% (continued)
Winebow, Inc.
4.75% due 07/01/21		$980,000	$948,150
NES Global Talent
6.50% due 10/03/19[3]		1,078,769	938,529
CTI Foods Holding Co. LLC
8.25% due 06/28/21		1,035,000	931,500
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		908,429	899,344
Advancepierre Foods, Inc.
4.75% due 06/02/23		712,371	709,400
Fender Musical Instruments Corp.
5.75% due 04/03/19		450,000	445,500
Targus Group International, Inc.
7.37% due 05/24/16†††,3		152,876	–
Total Consumer, Non-cyclical			94,324,359
Financial - 1.3%
LPL Financial Holdings, Inc.
4.75% due 11/21/22		5,685,750	5,671,535
USI Holdings Corp.
4.25% due 12/27/19		4,381,676	4,317,309
National Financial Partners Corp.
4.50% due 07/01/20		4,186,751	4,140,529
Assured Partners, Inc.
5.75% due 10/21/22		4,061,072	4,023,020
Alliant Holdings I L.P.
4.50% due 08/12/22		3,513,256	3,457,044
Magic Newco, LLC
5.00% due 12/12/18		3,345,832	3,341,650
Hyperion Insurance
5.50% due 04/29/22		3,258,750	3,074,077
Sedgwick Claims Management Service, Inc.
5.25% due 02/28/21		2,800,000	2,796,500
York Risk Services
4.75% due 10/01/21[3]		3,048,952	2,667,833
Integro Parent, Inc.
6.75% due 10/31/22		2,239,391	2,183,406
Acrisure LLC
6.50% due 05/19/22		2,082,992	2,063,891
Ryan LLC
6.75% due 08/07/20		1,662,500	1,616,781
American Stock Transfer & Trust
5.75% due 06/26/20		1,566,001	1,529,467
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19		661,781	529,425
9.25% due 06/10/20[3]		116,932	52,035
Genex Services, Inc.
5.25% due 05/28/21		504,394	494,306
Total Financial			41,958,808
Communications - 1.1%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		7,416,583	7,323,877
Numericable US LLC
4.75% due 02/10/23		5,835,375	5,745,744
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		4,200,000	4,188,450
Match Group, Inc.
5.50% due 11/16/22		3,217,500	3,230,917
Anaren, Inc.
5.50% due 02/18/21[3]		1,881,561	1,726,332
9.25% due 08/18/21[3]		1,500,000	1,359,375
Neptune Finco Corp.
5.00% due 10/09/22		3,000,000	3,000,750
Proquest LLC
5.75% due 10/24/21		2,720,407	2,584,387
Mitel Networks Corp.
5.50% due 04/29/22		1,263,545	1,263,153
MergerMarket Ltd.
4.50% due 02/04/21		1,173,982	1,132,893
Bureau van Dijk Electronic Publishing BV
5.09% due 09/20/21[3]	GBP	787,910	1,051,372
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22		600,000	585,000
Internet Brands
4.75% due 07/08/21		266,108	263,891
Total Communications			33,456,141
Utilities - 0.9%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22		12,257,375	11,460,646
Linden Cogeneration Power
5.25% due 06/22/23		6,300,000	6,307,875
Dynegy, Inc.
5.00% due 06/27/23		5,900,000	5,793,092
Panda Hummel
7.00% due 10/27/22		3,000,000	2,850,000
Osmose Utility Services, Inc.
4.75% due 08/22/22		1,641,750	1,629,437
Total Utilities			28,041,050
Basic Materials - 0.5%
PQ Corp.
5.75% due 11/04/22		3,050,000	3,046,951
Azelis Finance S.A.
6.50% due 12/16/22		2,288,500	2,285,639
Orica Chemicals
7.25% due 02/28/22		2,278,451	2,244,274
Zep, Inc.
5.50% due 06/27/22		1,980,000	1,977,525
Platform Specialty Products
5.50% due 06/07/20		1,939,672	1,970,816
Plaskolite LLC
5.50% due 11/03/22		1,695,750	1,689,391
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19		1,646,210	839,567
12.00% due 11/08/16†††,3		865,922	831,285

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6- 19.6% (continued)
Basic Materials - 0.5% (continued)
Chromaflo Technologies
4.50% due 12/02/19	$1,061,926	$1,043,342
Royal Adhesives And Sealants
4.50% due 06/19/22	792,000	784,080
Hoffmaster Group, Inc.
5.25% due 05/08/20	492,462	490,000
Total Basic Materials		17,202,870
Energy - 0.2%
Veresen Midstream LP
5.25% due 03/31/22	3,236,057	3,122,795
Cactus Wellhead
7.00% due 07/31/20	2,817,347	1,817,189
FTS International
5.75% due 04/16/21	2,382,727	927,572
PSS Companies
5.50% due 01/28/20[3]	857,073	599,951
Total Energy		6,467,507
Electric - 0.1%
Terraform AP Acquisition Holdings LLC
7.00% due 06/26/22	2,805,327	2,538,821
Panda Temple II Power
7.25% due 04/03/19	995,000	900,475
Stonewall (Green Energy)
6.50% due 11/13/21	500,000	485,000
Total Electric		3,924,296
Total Senior Floating Rate Interests
(Cost $644,921,013)		625,195,782

COLLATERALIZED MORTGAGE OBLIGATIONS††- 10.6%
Residential Mortgage Backed Securities - 7.8%
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[6,7]	35,513,320	32,328,450
NRPL Trust
2015-1A, 3.88% due 11/01/54[7]	20,627,657	20,575,511
2014-2A, 3.75% due 10/25/57[6,7]	6,232,960	6,211,358
RALI Series Trust
2006-QO10, 0.61% due 01/25/37[6]	11,720,387	9,245,074
2007-QO2, 0.60% due 02/25/47[6]	13,333,718	7,018,545
2006-QO2, 0.72% due 02/25/46[6]	14,292,312	6,337,608
2006-QO2, 0.67% due 02/25/46[6]	4,127,021	1,790,136
GCAT LLC
2014-2, 3.72% due 10/25/19[7,14]	14,524,249	14,439,853
2015-1, 3.63% due 05/26/20[7]	5,039,988	5,025,195
American Home Mortgage Assets Trust
2007-1, 1.14% due 02/25/47[6]	35,078,410	19,142,983
Nomura Resecuritization Trust
2012-1R, 0.89% due 08/27/47[6,7]	6,957,858	6,615,531
2015-4R, 1.21% due 03/26/36[6,7]	6,973,965	6,298,886
2015-4R, 0.99% due 12/26/36[6,7]	4,584,672	4,443,922
Lehman XS Trust Series
2006-16N, 0.64% due 11/25/46[6]	12,156,949	9,440,434
2006-10N, 0.66% due 07/25/46[6]	8,983,887	6,968,188
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[7]	13,017,739	12,953,196
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[7]	11,531,011	11,486,848
GSAA Home Equity Trust
2006-3, 0.75% due 03/25/36[6]	5,771,682	3,820,915
2007-7, 0.72% due 07/25/37[6]	3,932,069	3,482,356
2006-14, 0.70% due 09/25/36[6]	4,668,371	2,578,612
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.64% due 07/25/37[6]	12,648,090	9,280,144
GSAA Trust
2006-9, 0.69% due 06/25/36[6]	15,165,881	8,398,419
Luminent Mortgage Trust
2006-2, 0.65% due 02/25/46[6]	12,124,755	8,173,533
LSTAR Securities Investment Trust
2015-1, 2.47% due 01/01/20[6,7]	7,753,629	7,521,911
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.28% due 11/25/46[6]	9,966,538	6,577,940
HSI Asset Securitization Corporation Trust
2005-OPT1, 0.87% due 11/25/35[6]	7,320,000	6,199,282
American Home Mortgage Investment Trust
2006-1, 0.85% due 03/25/46[6]	6,060,434	4,844,390
Alliance Bancorp Trust
2007-OA1, 0.69% due 07/25/37[6]	4,658,959	3,296,758

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 10.6% (continued)
Residential Mortgage Backed Securities - 7.8% (continued)
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.59% due 07/25/37[6,7]	$2,538,287	$2,154,716
Morgan Stanley Re-REMIC Trust
2010-R5, 0.97% due 06/26/36[6,7]	2,251,454	1,631,678
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.59% due 07/25/36[6]	1,276,949	1,106,487
First Franklin Mortgage Loan Trust
2006-FF1, 0.89% due 01/25/36[6]	1,225,000	951,124
GreenPoint Mortgage Funding Trust
2007-AR1, 0.53% due 02/25/47[6]	860,543	849,111
Total Residential Mortgage Backed Securities		251,189,094
Commercial Mortgage Backed Securities - 2.6%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[7]	34,450,000	33,739,810
GS Mortgage Securities Corporation Trust
2016-ICE2, 8.94% due 02/15/33[6,7]	28,300,000	28,148,337
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.69% due 12/15/27[6,7]	12,500,000	12,199,236
BXHTL Mortgage Trust
2015-JWRZ, 4.13% due 05/15/29[6,7]	5,000,000	4,702,604
GE Business Loan Trust
2007-1A, 0.89% due 04/16/35[6,7]	4,347,696	3,795,988
Total Commercial Mortgage Backed Securities		82,585,975
Military Housing - 0.2%
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[3,16]	5,860,986	5,848,502
Total Collateralized Mortgage Obligations
(Cost $351,486,324)		339,623,571

FOREIGN GOVERNMENT BONDS†† - 1.9%
Dominican Republic International Bond
6.85% due 01/27/45[7]	30,400,000	31,464,000
Kenya Government International Bond
6.87% due 06/24/24[7]	31,629,000	29,244,806
Total Foreign Government Bonds
(Cost $63,701,750)		60,708,806

U.S. GOVERNMENT SECURITIES†† - 1.3%
U.S. Treasury Bill
due 07/21/16[4]	35,000,000	34,995,333
due 07/14/16[4]	7,000,000	6,999,685
Total U.S. Government Securities
(Cost $41,994,794)		41,995,018

SENIOR FIXED RATE INTERESTS††- 0.1%
Communications - 0.1%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	2,110,000	2,131,100
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	1,075,000	1,117,334
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,3	55,095	80,858
Total Senior Fixed Rate Interests
(Cost $3,382,169)		3,329,292

COMMERCIAL PAPER†† - 4.0%
American Water Capital Corp.
0.72% due 07/25/16	25,000,000	24,988,000
VF Corp.
0.55% due 07/05/16	20,000,000	19,998,777
Johnson & Johnson
0.31% due 07/01/16	17,500,000	17,500,000
Cox Enterprises, Inc.
0.75% due 07/13/16	17,250,000	17,245,688
Kimberly-Clark Corp.
0.37% due 07/13/16	15,400,000	15,398,101
Campbell Soup Co.
0.65% due 07/18/16	14,000,000	13,995,703
Hershey Co.
0.40% due 07/19/16	10,000,000	9,998,000
Harley-Davidson Financial Services, Inc.
0.70% due 07/27/16	10,000,000	9,994,944
Total Commercial Paper
(Cost $129,119,213)		129,119,213

REPURCHASE AGREEMENTS††,15 - 0.0%
Barclays issued 03/24/16 due 12/31/49[4]	769,375	769,375
Barclays issued 12/17/15 at (0.15)% due 12/31/49	489,375	489,375
Total Repurchase Agreements
(Cost $1,258,750)		1,258,750

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Contracts	Value
OPTIONS PURCHASED† - 0.2%
Put options on:
Bank of America Merrill Lynch
September 2016 SPDR Gold Shares Expiring with strike price of $128.00	10,345	3,620,749

	Notional
Bank of America Merrill Lynch
September 2016 EUR / DKK Expiring with strike price of $7.44†††	$118,700,000	373,905
Total Put options		3,994,654

Call options on:
Bank of America Merrill Lynch
July 2016 USD/EUR Expiring with strike price of $1.10†††	317,262,000	1,898,813
JPMorgan
August 2016 USD/CNH Expiring with strike price of $6.66†††	78,400,000	699,328
Bank of America Merrill Lynch
September 2016 USD/TWD Expiring with strike price of $32.48†††	39,400,000	299,204
Bank of America Merrill Lynch
August 2016 USD/SAR Expiring with strike price of $3.78†††	78,400,000	104,978
Total Call options		3,002,323
Total Options Purchased
(Cost $11,885,198)		6,996,977
Total Investments - 102.1%
(Cost $3,397,573,443)	$3,262,896,010

	Shares
COMMON STOCKS SOLD SHORT† - (1.6)%
Utilities - (0.0)%
South Jersey Industries, Inc.	15,902	(502,821)
Communications - (0.0)%
TripAdvisor, Inc.*	11,539	(741,958)
Amazon.com, Inc.*	1,223	(875,203)
Total Communications		(1,617,161)
Consumer, Non-cyclical - (0.1)%
Acorda Therapeutics, Inc.*	12,505	(318,940)
Cantel Medical Corp.	4,951	(340,282)
Bristol-Myers Squibb Co.	4,844	(356,276)
Monro Muffler Brake, Inc.	6,134	(389,877)
Vertex Pharmaceuticals, Inc.*	9,775	(840,846)
Total Consumer, Non-cyclical		(2,246,221)
Industrial - (0.1)%
Eagle Materials, Inc.	4,002	(308,754)
EnPro Industries, Inc.	8,999	(399,466)
Itron, Inc.*	9,476	(408,416)
Aerovironment, Inc.*	16,340	(454,252)
Louisiana-Pacific Corp.*	51,991	(902,044)
Martin Marietta Materials, Inc.	5,150	(988,800)
Vulcan Materials Co.	9,491	(1,142,338)
Total Industrial		(4,604,070)
Basic Materials - (0.2)%
HB Fuller Co.	6,630	(291,654)
Compass Minerals International, Inc.	4,074	(302,250)
NewMarket Corp.	906	(375,428)
FMC Corp.	8,682	(402,063)
International Flavors & Fragrances, Inc.	3,308	(417,040)
Ashland, Inc.	4,378	(502,463)
Balchem Corp.	9,977	(595,128)
Sensient Technologies Corp.	8,739	(620,819)
Worthington Industries, Inc.	15,810	(668,763)
Royal Gold, Inc.	24,042	(1,731,505)
Total Basic Materials		(5,907,113)
Technology – (0.2)%
Red Hat, Inc.*	5,114	(371,276)
Tangoe, Inc.*	48,902	(377,523)
CommVault Systems, Inc.*	8,800	(380,072)
Ultimate Software Group, Inc.*	1,961	(412,379)
Silicon Laboratories, Inc.*	8,807	(429,253)
Semtech Corp.*	18,683	(445,776)
Intuit, Inc.	4,611	(514,635)
Medidata Solutions, Inc.*	11,933	(559,300)
Cypress Semiconductor Corp.	92,095	(971,602)
Autodesk, Inc.*	27,779	(1,503,955)
Total Technology		(5,965,771)
Consumer, Cyclical – (0.3)%
LKQ Corp.*	7,085	(224,595)
Regis Corp.*	23,164	(288,392)
Motorcar Parts of America, Inc.*	11,395	(309,716)
Popeyes Louisiana Kitchen, Inc.*	6,075	(331,938)
Sonic Automotive, Inc. — Class A	20,217	(345,913)
Callaway Golf Co.	34,962	(356,962)
Mobile Mini, Inc.	11,621	(402,551)
Papa John's International, Inc.	6,102	(414,936)
Pool Corp.	4,696	(441,565)
Crocs, Inc.*	39,180	(441,950)
Tractor Supply Co.	5,158	(470,306)
Core-Mark Holding Company, Inc.	11,044	(517,521)
Hanesbrands, Inc.	23,533	(591,384)
Kate Spade & Co.*	32,333	(666,383)
Under Armour, Inc. — Class A*	17,085	(685,621)
Wynn Resorts Ltd.	11,596	(1,051,061)
CarMax, Inc.*	24,466	(1,199,568)
Total Consumer, Cyclical		(8,740,362)
Financial - (0.7)%
People's United Financial, Inc.	14,959	(219,299)
Northfield Bancorp, Inc.	19,961	(296,022)
FNB Corp.	25,530	(320,146)
Pennsylvania Real Estate Investment Trust	14,963	(320,956)
Safety Insurance Group, Inc.	5,215	(321,140)
Sovran Self Storage, Inc.	3,115	(326,826)
Taubman Centers, Inc.	4,412	(327,370)
Kite Realty Group Trust	12,124	(339,836)
Bank of the Ozarks, Inc.	9,085	(340,869)
Realty Income Corp.	4,954	(343,609)
Morgan Stanley	13,252	(344,287)
Community Bank System, Inc.	8,471	(348,073)
American Assets Trust, Inc.	8,288	(351,743)
AvalonBay Communities, Inc.	2,039	(367,815)
Glacier Bancorp, Inc.	14,415	(383,151)
Webster Financial Corp.	11,460	(389,067)
Liberty Property Trust	9,970	(396,008)
Extra Space Storage, Inc.	4,461	(412,821)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (1.6)% (continued)
Financial - (0.7)% (continued)
Associated Banc-Corp.	24,627	$(422,353)
Kilroy Realty Corp.	6,613	(438,376)
Welltower, Inc.	5,990	(456,258)
EastGroup Properties, Inc.	6,944	(478,580)
Simon Property Group, Inc.	2,308	(500,606)
Retail Opportunity Investments Corp.	23,975	(519,538)
Assurant, Inc.	6,146	(530,461)
Camden Property Trust	6,231	(550,945)
Boston Properties, Inc.	4,185	(552,002)
Douglas Emmett, Inc.	15,545	(552,158)
Vornado Realty Trust	5,531	(553,764)
Equity One, Inc.	17,246	(554,976)
Mercury General Corp.	11,354	(603,578)
Federal Realty Investment Trust	3,775	(624,951)
Regency Centers Corp.	7,517	(629,399)
Duke Realty Corp.	23,726	(632,535)
Essex Property Trust, Inc.	2,898	(661,005)
American Tower Corp. — Class A	5,820	(661,210)
Prologis, Inc.	13,589	(666,405)
Valley National Bancorp	74,251	(677,170)
Crown Castle International Corp.	7,879	(799,167)
Alexandria Real Estate Equities, Inc.	8,671	(897,622)
HCP, Inc.	28,377	(1,003,978)
SL Green Realty Corp.	9,707	(1,033,504)
Goldman Sachs Group, Inc.	8,100	(1,203,498)
Total Financial		(22,353,077)
Total Common Stocks Sold Short
(Proceeds $47,818,227)		(51,936,596)

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - (0.0)%
IntraWest Holdings S.à r.l.
4.50% due 12/10/18[3]	$(750,000)	(14,631)
Total Senior Floating Rate Interests
(Cost $(30,000))		(14,631)

CORPORATE BONDS†† - (0.1)%
Envision Healthcare Corp.
5.13% due 07/01/22[7]	(1,250,000)	(1,256,250)
Total Corporate Bonds
(Cost $(1,240,928))		(1,256,250)

	Contracts
OPTIONS WRITTEN† - (0.0)%
Call options on:
SPDR Gold Shares Expiring September 2016 with strike price of $142.00	10,345	(750,013)
Total Options Written
(Premiums received $2,037,965)		(750,013)
Total Securities Sold Short- (1.7)%
(Proceeds $51,127,120)		$(53,957,490)
Other Assets & Liabilities, net - (0.4)%		(12,496,082)
Total Net Assets - 100.0%		$3,196,442,438

	Contracts	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENT SOLD SHORT†
Bank of America September 2016 Euro - Bund Swap, Terminating 09/06/16 (Aggregate Value of Contracts $253,169,537)	1,374	$(2,894,084)

	Units
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Macro Opportunities Long Custom Basket Swap 0.50%[19] Terminating 06/15/17 (Notional Value $53,205,610)		$641,927

OTC INTEREST RATE SWAP AGREEMENTS††
Bank of America September 2016 U.S. Treasury Note 2.25% due 11/15/25 Swap 0.40%[19] Terminating 09/06/16 (Notional Value $250,164,397)	252,313,000	5,944,052

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Macro Opportunities Short Custom Basket Swap 0.60%[20] Terminating 06/15/17 (Notional Value $55,410,885)		(2,352,759)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	08/17/25	$(3,600,000)	$(296,873)	$(296,873)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	08/17/25	(3,850,000)	(318,688)	(318,688)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/18	(34,550,000)	(587,312)	(587,312)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.23%	11/16/25	(8,750,000)	(698,642)	(698,642)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	(2,534,678)	(2,534,678)
							$(4,436,193)

OTC FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts Buy / (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2016	Net Unrealized Appreciation/ Depreciation
Merrill Lynch	3,368,000	EUR	7/13/16	$(3,806,817)	$(3,741,964)	$(64,853)
Merrill Lynch	50,000	EUR	7/13/16	$(55,143)	55,552	409
Merrill Lynch	(11,390,000)	EUR	7/13/16	$13,002,289	12,654,682	347,607
Merrill Lynch	(10,670,000)	GBP	7/13/16	$15,503,873	14,248,541	1,255,332
						$1,538,495

CUSTOM BASKET OF LONG SECURITIES
	Shares	Unrealized Gain
Energizer Holdings, Inc.	15,535	$248,855
Post Holdings, Inc.*	7,818	192,303
Cambrex Corp.*	9,922	160,445
United Natural Foods, Inc.*	15,115	159,971
Ameren Corp.	17,915	112,568
UGI Corp.	19,743	111,477
Intel Corp.	45,191	111,175
AECOM*	14,994	86,431
DaVita HealthCare Partners, Inc.*	7,869	75,382
QUALCOMM, Inc.	15,882	67,627
Harris Corp.	11,274	66,816
Waters Corp.*	2,996	63,474
Merck & Company, Inc.	11,371	60,491

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Unrealized Gain (Loss)
Flowers Foods, Inc.	53,340	$56,358
Carlisle Companies, Inc.	4,852	51,105
FirstEnergy Corp.	34,577	51,009
Mallinckrodt plc*	11,050	50,424
Dick's Sporting Goods, Inc.	7,630	48,770
Comcast Corp. — Class A	8,806	46,690
Scripps Networks Interactive, Inc. — Class A	14,231	46,248
Ciena Corp.*	15,027	38,676
MEDNAX, Inc.*	10,062	36,996
AmerisourceBergen Corp. — Class A	11,107	36,643
Science Applications International Corp.	5,938	31,593
Old Republic International Corp.	24,252	30,773
Sysco Corp.	7,973	30,128
PG&E Corp.	6,250	27,483
Teradyne, Inc.	43,646	24,538
Duke Energy Corp.	4,378	20,747
PepsiCo, Inc.	4,534	20,150
Progressive Corp.	21,404	19,193
Hormel Foods Corp.	9,737	18,647
Snap-on, Inc.	2,084	17,949
Great Plains Energy, Inc.	19,047	17,847
Universal Corp.	7,735	17,122
Unum Group	9,161	16,007
Trinity Industries, Inc.	18,889	15,797
Target Corp.	7,643	15,112
Brocade Communications Systems, Inc.	49,476	14,477
VeriSign, Inc.*	6,323	11,977
United Parcel Service, Inc. — Class B	3,048	10,080
Microsoft Corp.	14,823	9,517
Becton Dickinson and Co.	1,909	9,483
Scotts Miracle-Gro Co. — Class A	6,163	7,679
WW Grainger, Inc.	1,440	7,174
CSX Corp.	14,910	7,049
Expeditors International of Washington, Inc.	6,481	6,178
Total System Services, Inc.	10,049	5,831
Amgen, Inc.	5,948	5,683
Baxter International, Inc.	7,175	5,608
Kimberly-Clark Corp.	2,681	3,736
SUPERVALU, Inc.*	71,332	2,058
CNO Financial Group, Inc.	18,588	1,460
Lincoln National Corp.	10,337	1,167
Brinker International, Inc.	6,899	1,043
Bank of America Corp.	28,666	(126)
Pfizer, Inc.	18,759	(747)
WestRock Co.	16,676	(1,262)
eBay, Inc.*	36,647	(5,224)
Robert Half International, Inc.	9,549	(5,912)
International Paper Co.	13,088	(9,621)
Level 3 Communications, Inc.*	11,942	(9,660)
Ameriprise Financial, Inc.	3,214	(9,756)
Nucor Corp.	9,791	(10,549)
Avery Dennison Corp.	4,786	(10,807)
Frontier Communications Corp.	74,473	(12,236)
Pitney Bowes, Inc.	18,020	(14,917)
Discover Financial Services	5,675	(15,051)
Cognizant Technology Solutions Corp. — Class A*	8,860	(15,166)
Allscripts Healthcare Solutions, Inc.*	26,415	(15,758)
Bank of New York Mellon Corp.	7,744	(18,358)
Discovery Communications, Inc. — Class A*	24,082	(18,686)
Valero Energy Corp.	7,978	(19,161)
Skyworks Solutions, Inc.	8,807	(20,219)
Cooper-Standard Holding, Inc.*	3,758	(20,987)
PPG Industries, Inc.	4,331	(21,694)
American Express Co.	6,297	(26,452)
Ford Motor Co.	44,507	(28,199)
Michael Kors Holdings Ltd.*	11,407	(29,204)
Lear Corp.	2,764	(37,289)
Synchrony Financial*	16,282	(38,378)
JetBlue Airways Corp.*	29,308	(45,029)
Motorola Solutions, Inc.	10,576	(46,016)
Eastman Chemical Co.	9,457	(46,781)
Franklin Resources, Inc.	14,527	(52,098)
KBR, Inc.	33,680	(52,178)
Allegiant Travel Co. — Class A	2,593	(54,230)
LyondellBasell Industries N.V. — Class A	12,493	(56,351)
Citigroup, Inc.	11,115	(63,368)
Southwest Airlines Co.	16,059	(71,111)
Juniper Networks, Inc.	45,029	(73,076)
Nordstrom, Inc.	8,704	(86,709)
Alaska Air Group, Inc.	10,791	(92,517)
Foot Locker, Inc.	12,238	(103,200)
United Continental Holdings, Inc.*	20,932	(122,286)
American Airlines Group, Inc.	11,640	(133,057)
ManpowerGroup, Inc.	13,321	(167,118)
Total Custom Basket of Long Securities		732,678

CUSTOM BASKET OF SHORT SECURITIES
Cree, Inc.*	(14,291)	77,968
United States Steel Corp.	(48,306)	63,002
Stericycle, Inc.*	(5,146)	62,354
Sotheby's	(13,009)	57,673
Toll Brothers, Inc.*	(25,611)	40,313
Twenty-First Century Fox, Inc. — Class A	(16,884)	37,561
American International Group, Inc.	(18,009)	36,748
AutoNation, Inc.*	(7,718)	32,228
New York Community Bancorp, Inc.	(88,848)	28,673
Tempur Sealy International, Inc.*	(6,266)	24,162
Nielsen Holdings plc	(10,131)	23,934
Allergan plc*	(2,259)	22,150
Harman International Industries, Inc.	(4,171)	19,894
Priceline Group, Inc.*	(283)	19,616
Mattel, Inc.	(18,848)	19,510
Trimble Navigation Ltd.*	(12,250)	19,501
Nektar Therapeutics*	(39,633)	17,187
Cheesecake Factory, Inc.	(6,336)	16,605
Orbital ATK, Inc.	(3,570)	14,788
VF Corp.	(10,621)	13,970
Expedia, Inc.	(2,053)	13,288
Donaldson Company, Inc.	(9,243)	12,233
Illinois Tool Works, Inc.	(3,145)	12,214
Interpublic Group of Companies, Inc.	(13,255)	11,869
Electronics for Imaging, Inc.*	(8,223)	9,692
Netflix, Inc.*	(8,935)	6,890
Intercontinental Exchange, Inc.	(1,218)	6,347

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Unrealized Gain (Loss)
Hasbro, Inc.	(6,656)	$6,026
Pentair plc	(5,392)	5,367
Domino's Pizza, Inc.	(2,635)	5,306
Acuity Brands, Inc.	(1,262)	4,729
Lennar Corp. — Class A	(17,825)	4,605
Gartner, Inc.*	(4,224)	2,128
PPL Corp.	(13,169)	1,837
Chipotle Mexican Grill, Inc. — Class A*	(867)	1,653
BB&T Corp.	(8,750)	507
Corning, Inc.	(28,485)	91
NIKE, Inc. — Class B	(7,415)	(876)
L-3 Communications Holdings, Inc.	(2,178)	(878)
Navient Corp.	(25,392)	(910)
MSCI, Inc. — Class A	(4,154)	(2,127)
Fortinet, Inc.*	(17,340)	(3,678)
Jack in the Box, Inc.	(4,913)	(4,676)
PulteGroup, Inc.	(16,598)	(4,711)
TransDigm Group, Inc.*	(1,893)	(5,081)
Alkermes plc*	(7,545)	(5,181)
Ball Corp.	(4,332)	(7,187)
Northrop Grumman Corp.	(1,466)	(7,325)
CME Group, Inc. — Class A	(3,355)	(7,610)
Adobe Systems, Inc.*	(4,983)	(7,660)
Coach, Inc.	(8,444)	(8,154)
Equifax, Inc.	(2,569)	(11,686)
Starbucks Corp.	(5,838)	(13,818)
DCT Industrial Trust, Inc.	(7,012)	(16,956)
Yum! Brands, Inc.	(6,799)	(18,151)
Public Storage	(1,316)	(18,470)
Cintas Corp.	(5,233)	(19,117)
Leggett & Platt, Inc.	(7,794)	(19,541)
Digital Realty Trust, Inc.	(3,130)	(21,253)
NiSource, Inc.	(13,450)	(22,764)
Dunkin' Brands Group, Inc.	(8,425)	(23,116)
BlackRock, Inc. — Class A	(1,148)	(23,686)
Kansas City Southern	(8,256)	(26,628)
Edgewell Personal Care Co.*	(4,013)	(27,132)
Four Corners Property Trust, Inc.	(17,545)	(28,335)
Ellie Mae, Inc.*	(3,801)	(29,000)
PTC, Inc.*	(13,929)	(30,431)
Eversource Energy	(5,890)	(35,040)
Panera Bread Co. — Class A*	(2,204)	(35,794)
Dollar General Corp.	(4,669)	(37,294)
Post Properties, Inc.	(9,511)	(37,576)
Sempra Energy	(4,356)	(37,848)
Manhattan Associates, Inc.*	(7,224)	(38,301)
salesforce.com, Inc.*	(9,296)	(39,987)
Deere & Co.	(14,924)	(41,844)
Imperva, Inc.*	(8,440)	(43,894)
Leucadia National Corp.	(37,779)	(43,906)
Boston Scientific Corp.*	(14,579)	(44,082)
General Electric Co.	(25,795)	(45,535)
Dominion Resources, Inc.	(5,784)	(49,211)
Weingarten Realty Investors	(9,783)	(50,010)
S&P Global, Inc.	(4,228)	(55,647)
Ingersoll-Rand plc	(4,956)	(56,095)
Lexington Realty Trust	(36,558)	(59,125)
Alliant Energy Corp.	(10,258)	(59,206)
Copart, Inc.*	(10,450)	(68,428)
Education Realty Trust, Inc.	(9,146)	(68,498)
Freeport-McMoRan, Inc.	(110,358)	(72,265)
Garmin Ltd.	(13,918)	(73,082)
WhiteWave Foods Co. — Class A*	(11,589)	(76,324)
Cooper Companies, Inc.	(2,076)	(81,022)
Tyler Technologies, Inc.*	(3,443)	(85,297)
Medical Properties Trust, Inc.	(28,595)	(91,840)
Stillwater Mining Co.*	(54,892)	(95,524)
Dollar Tree, Inc.*	(8,795)	(104,196)
Ulta Salon Cosmetics & Fragrance, Inc.*	(2,917)	(104,823)
NRG Energy, Inc.	(51,916)	(109,896)
Equinix, Inc.	(2,671)	(119,887)
Mack-Cali Realty Corp.	(24,627)	(126,239)
Rayonier, Inc.	(31,824)	(131,270)
Five Below, Inc.*	(12,888)	(133,352)
Olin Corp.	(14,109)	(135,003)
Ventas, Inc.	(7,650)	(139,523)
MDU Resources Group, Inc.	(29,643)	(167,632)
Total Custom Basket of Short Securities		(2,458,014)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Illiquid security.
[4]	Zero coupon rate security.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[7]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,479,735,798 (cost $1,559,010,943), or 46.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[8]	Affiliated issuer - See Note 5
[9]	Rate indicated is the 7 day yield as of June 30, 2016.
[10]	Perpetual maturity.
[11]	All or a portion of this security is pledged as futures collateral at June 30, 2016.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security with no rate was unsettled at June 30, 2016.
[14]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

[15]	Repurchase Agreement — See Note 4.
[16]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $44,424,580 (cost $49,016,017), or 1.4% - See Note 6.

[17]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[18]	Total return is based U.S. Treasury Note +/- financing at a fixed rate. Rate indicated is rate effective at June 30, 2016.
[19]
Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Long Securities. Rate indicated is the rate effective at June 30, 2016.

[20]
Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is the rate effective at June 30, 2016.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$1,051,297,786	$—	$41,395,738	$1,092,693,524
Collateralized Mortgage Obligations	—	339,623,571	—	—	339,623,571
Commercial Paper	—	129,119,213	—	—	129,119,213
Common Stocks	98,740,115	498,180	—	20,701	99,258,996
Corporate Bonds	—	546,116,151	—	6,784,082	552,900,233
Equity Index Swap Agreements	—	—	641,927	—	641,927
Foreign Government Bonds	—	60,708,806	—	—	60,708,806
Forward Foreign Currency Exchange Contracts	—	—	1,603,348	—	1,603,348
Interest Rate Swap Agreements	—	—	5,944,052	—	5,944,052
Mutual Funds	186,834,436	—	—	—	186,834,436
Options Purchased	3,620,749	—	—	3,376,228	6,996,977
Preferred Stocks	—	18,012,723	—	60,732	18,073,455
Repurchase Agreements	—	1,258,750	—	—	1,258,750
Senior Fixed Rate Interests	—	3,248,434	—	80,858	3,329,292
Senior Floating Rate Interests	—	577,301,700	—	47,894,082	625,195,782
Short Term Investments	104,907,957	—	—	—	104,907,957
U.S. Government Securities	—	41,995,018	—	—	41,995,018
Total	$394,103,257	$2,769,180,332	$8,189,327	$99,612,421	$3,271,085,337

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$51,936,596	$—	$—	$—	$51,936,596
Corporate Bonds	—	1,256,250	—	—	1,256,250
Forward Foreign Currency Exchange Contracts	—	—	64,853	—	64,853
Currency Swap Agreements	—	—	2,894,084	—	2,894,084
Interest Rate Swap Agreements	—	—	4,436,193	—	4,436,193
Options Written	750,013	—	—	—	750,013
Senior Floating Rate Interests	—	14,631	—	—	14,631
Total Return Swap Agreements	—	—	2,352,759	—	2,352,759
Total	$52,686,609	$1,270,881	$9,747,889	$—	$63,705,379

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of June 30, 2016, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. See the Summary of Fair Value Level 3 Activity in Note 3 for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 97.5%
REITS - 93.6%
REITs-Diversified – 23.0%
American Tower Corp. — Class A	1,877	$213,245
Equinix, Inc.	455	176,417
American Assets Trust, Inc.	4,135	175,489
Duke Realty Corp.	6,532	174,143
Cousins Properties, Inc.	14,134	146,994
STORE Capital Corp.	4,033	118,772
Crown Castle International Corp.	1,120	113,602
Total REITs-Diversified		1,118,662
REITs-Warehouse/Industries - 17.2%
Rexford Industrial Realty, Inc.	10,003	210,963
CyrusOne, Inc.	3,029	168,594
EastGroup Properties, Inc.	2,342	161,411
QTS Realty Trust, Inc. — Class A	2,865	160,383
First Industrial Realty Trust, Inc.	5,017	139,573
Total REITs-Warehouse/Industries		840,924
REITs-Office Property - 13.9%
Equity Commonwealth*	7,571	220,543
Gramercy Property Trust	20,192	186,170
Hudson Pacific Properties, Inc.	5,156	150,452
Parkway Properties, Inc.	7,323	122,514
Total REITs-Office Property		679,679
REITs-Apartments - 11.1%
Monogram Residential Trust, Inc.	19,185	195,879
American Campus Communities, Inc.	3,477	183,829
Colony Starwood Homes	5,327	162,047
Total REITs-Apartments		541,755
REITs-Shopping Centers - 6.8%
Federal Realty Investment Trust	1,078	178,463
Acadia Realty Trust	4,348	154,441
Total REITs-Shopping Centers		332,904
REITs-Manufactured Homes - 6.5%
Sun Communities, Inc.	2,166	166,002
Equity LifeStyle Properties, Inc.	1,879	150,414
Total REITs-Manufactured Homes		316,416
REITs-Storage - 5.4%
National Storage Affiliates Trust	12,577	261,853
REITs-Health Care - 4.3%
Physicians Realty Trust	4,972	104,462
Healthcare Trust of America, Inc. — Class A	3,198	103,423
Total REITs-Health Care		207,885
REITs-Regional Malls - 3.1%
General Growth Properties, Inc.	5,075	151,337
REITs-Hotels - 2.3%
Chatham Lodging Trust	3,359	73,831
Summit Hotel Properties, Inc.	3,000	39,720
Total REITs-Hotels		113,551
Total REITS		4,564,966
Real Estate - 3.9%
Real Estate Management/Services - 3.9%
Four Corners Property Trust, Inc.	9,352	192,558
Total Common Stocks
(Cost $4,162,646)		4,757,524

SHORT TERM INVESTMENTS† - 16.0%
Goldman Sachs Financial Square Treasury Instruments Fund 0.19%[1]	778,699	778,699
Total Short Term Investments
(Cost $778,699)		778,699
Total Investments - 113.5%
(Cost $4,941,345)		$5,536,223
Other Assets & Liabilities, net - (13.5)%		(656,478)
Total Net Assets - 100.0%		$4,879,745

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Market Neutral Real Estate Short Custom Basket Swap 0.06%[2], Terminating 03/05/18 (Notional Value $4,907,263)	$(667,901)

CUSTOM BASKET OF SHORT SECURITIES
	Shares	Unrealized Gain (Loss)
Hersha Hospitality Trust	(5,310)	$12,929
Investors Real Estate Trust	(30,336)	7,179
Sunstone Hotel Investors, Inc.	(6,497)	6,188
Forest City Realty Trust, Inc. — Class A	(6,679)	(886)
CubeSmart	(3,158)	(1,060)
AvalonBay Communities, Inc.	(571)	(4,075)
UDR, Inc.	(2,766)	(5,543)
Macerich Co.	(1,790)	(7,547)
Host Hotels & Resorts, Inc.	(10,553)	(9,816)
HCP, Inc.	(2,784)	(10,549)
Tanger Factory Outlet Centers, Inc.	(3,964)	(10,640)
DDR Corp.	(8,418)	(10,843)
Lamar Advertising Co. — Class A	(1,516)	(15,065)
Kimco Realty Corp.	(4,512)	(18,100)
Piedmont Office Realty Trust, Inc. — Class A	(8,984)	(19,169)
Lexington Realty Trust	(12,038)	(20,545)
Apartment Investment & Management Co. — Class A	(3,666)	(22,039)
Weingarten Realty Investors	(4,290)	(22,536)
DuPont Fabros Technology, Inc.	(2,509)	(29,940)
EPR Properties	(2,341)	(43,408)
Liberty Property Trust	(5,587)	(48,551)
Douglas Emmett, Inc.	(5,781)	(49,920)
STAG Industrial, Inc.	(9,332)	(59,073)
Iron Mountain, Inc.	(6,440)	(65,760)
iShares U.S. Real Estate ETF	(11,073)	(88,101)
Government Properties Income Trust	(13,784)	(113,163)
Total Custom Basket of Short Securities		$(650,033)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
[2]
Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is the rate effective at June 30, 2016.

REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,757,524	$—	$—	$—	$—	$4,757,524
Short Term Investments	778,699	—	—	—	—	778,699
Total	$5,536,223	$—	$—	$—	$—	$5,536,223

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Swap Agreements	$—	$—	$—	$667,901	$—	$667,901

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 30.3%
Alleghany Corp.*	3,382	$1,858,680
Zions Bancorporation	68,796	1,728,843
Corrections Corporation of America	43,137	1,510,658
Hanover Insurance Group, Inc.	16,562	1,401,476
Popular, Inc.	47,380	1,388,234
FirstMerit Corp.	66,891	1,355,881
KeyCorp	118,807	1,312,817
Wintrust Financial Corp.	25,413	1,296,063
Endurance Specialty Holdings Ltd.	18,406	1,236,147
Sun Communities, Inc.	16,066	1,231,298
CubeSmart	37,935	1,171,433
Assured Guaranty Ltd.	42,829	1,086,572
Fulton Financial Corp.	80,428	1,085,778
Trustmark Corp.	43,667	1,085,125
Alexandria Real Estate Equities, Inc.	9,653	999,279
Parkway Properties, Inc.	56,406	943,672
E*TRADE Financial Corp.*	38,480	903,895
EastGroup Properties, Inc.	12,291	847,095
EPR Properties	10,308	831,649
Equity Commonwealth*	25,777	750,884
Prosperity Bancshares, Inc.	14,087	718,296
First Industrial Realty Trust, Inc.	21,768	605,586
Lexington Realty Trust	57,083	577,109
Camden Property Trust	6,069	536,622
DCT Industrial Trust, Inc.	11,040	530,362
PacWest Bancorp	12,128	482,452
Unum Group	15,028	477,740
Monogram Residential Trust, Inc.	44,821	457,622
Apartment Investment & Management Co. — Class A	6,090	268,934
Umpqua Holdings Corp.	15,662	242,291
Federal Agricultural Mortgage Corp. — Class C	6,938	241,581
Total Financial		29,164,074
Industrial - 16.2%
FLIR Systems, Inc.	63,917	1,978,231
Sonoco Products Co.	31,140	1,546,412
Gentex Corp.	87,557	1,352,756
WestRock Co.	32,109	1,248,077
Knight Transportation, Inc.	43,581	1,158,383
Oshkosh Corp.	22,103	1,054,534
Corning, Inc.	50,182	1,027,727
Owens-Illinois, Inc.*	55,289	995,755
Huntington Ingalls Industries, Inc.	4,635	778,819
Owens Corning	13,709	706,288
Werner Enterprises, Inc.	25,775	592,052
Scorpio Tankers, Inc.	125,135	525,567
Kirby Corp.*	8,180	510,350
Spirit AeroSystems Holdings, Inc. — Class A*	11,016	473,688
Crane Co.	8,000	453,760
Harris Corp.	4,918	410,358
Ryder System, Inc.	6,708	410,127
ITT, Inc.	11,664	373,015
Total Industrial		15,595,899
Consumer, Non-cyclical - 14.2%
Bunge Ltd.	23,333	1,380,147
MEDNAX, Inc.*	15,769	1,142,149
Emergent BioSolutions, Inc.*	39,251	1,103,738
ICF International, Inc.*	25,191	1,030,311
Quest Diagnostics, Inc.	12,559	1,022,428
Darling Ingredients, Inc.*	68,442	1,019,786
Navigant Consulting, Inc.*	61,714	996,681
Premier, Inc. — Class A*	26,445	864,752
HealthSouth Corp.	21,870	848,993
Sanderson Farms, Inc.	9,529	825,593
Surgical Care Affiliates, Inc.*	13,530	644,975
FTI Consulting, Inc.*	13,816	562,035
Patterson Companies, Inc.	9,920	475,069
Ingredion, Inc.	3,235	418,641
United Rentals, Inc.*	6,048	405,821
Molina Healthcare, Inc.*	7,756	387,024
Universal Corp.	6,090	351,637
Community Health Systems, Inc.*	13,155	158,518
Total Consumer, Non-cyclical		13,638,298
Utilities - 10.5%
Ameren Corp.	30,137	1,614,739
OGE Energy Corp.	48,262	1,580,581
Pinnacle West Capital Corp.	17,296	1,402,014
Black Hills Corp.	19,027	1,199,462
Portland General Electric Co.	24,739	1,091,485
Avista Corp.	23,731	1,063,149
UGI Corp.	17,373	786,129
AES Corp.	43,662	544,902
Calpine Corp.*	32,744	482,974
ONE Gas, Inc.	4,526	301,386
Total Utilities		10,066,821
Consumer, Cyclical - 8.9%
DR Horton, Inc.	39,006	1,227,909
J.C. Penney Company, Inc.*	125,059	1,110,524
PVH Corp.	9,568	901,592
Essendant, Inc.	29,486	901,092
UniFirst Corp.	7,315	846,492
CalAtlantic Group, Inc.	15,170	556,891
Scotts Miracle-Gro Co. — Class A	7,649	534,742
Caleres, Inc.	21,897	530,126
iRobot Corp.*	12,361	433,624
Goodyear Tire & Rubber Co.	12,976	332,964
WESCO International, Inc.*	6,021	310,021
La-Z-Boy, Inc.	9,696	269,743
Sonic Automotive, Inc. — Class A	13,623	233,089
Tenneco, Inc.*	4,790	223,262
AutoNation, Inc.*	3,960	186,041
Total Consumer, Cyclical		8,598,112
Technology - 7.6%
Maxwell Technologies, Inc.*	470,060	2,481,916
IXYS Corp.	134,243	1,375,991
Micron Technology, Inc.*	66,641	916,980
CSRA, Inc.	30,783	721,246
MKS Instruments, Inc.	12,768	549,790

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Technology - 7.6% (continued)
Cree, Inc.*	20,405	$498,698
Super Micro Computer, Inc.*	17,343	430,974
ManTech International Corp. — Class A	8,073	305,321
Total Technology		7,280,916
Energy - 4.4%
Marathon Oil Corp.	81,317	1,220,568
Oasis Petroleum, Inc.*	74,992	700,426
Laredo Petroleum, Inc.*	60,326	632,216
Rowan Companies plc — Class A	32,895	580,926
Apache Corp.	9,174	510,717
Whiting Petroleum Corp.*	39,017	361,297
WPX Energy, Inc.*	25,403	236,502
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		4,242,653
Communications - 3.6%
DigitalGlobe, Inc.*	97,298	2,081,204
Scripps Networks Interactive, Inc. — Class A	11,903	741,200
Finisar Corp.*	37,489	656,432
Total Communications		3,478,836
Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	13,220	1,016,617
Olin Corp.	27,989	695,247
Stillwater Mining Co.*	46,552	552,107
Freeport-McMoRan, Inc.	42,233	470,476
Landec Corp.*	31,343	337,251
Calgon Carbon Corp.	18,988	249,692
Total Basic Materials		3,321,390
Total Common Stocks
(Cost $89,734,101)		95,386,999

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp.*,2,4	793,750	464
Total Convertible Preferred Stocks
(Cost $757,980)		464

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[3]	1,435,819	1,435,819
Total Short Term Investments
(Cost $1,435,819)		1,435,819
Total Investments - 100.7%
(Cost $91,927,900)		$96,823,282
Other Assets & Liabilities, net - (0.7)%		(644,418)
Total Net Assets - 100.0%		$96,178,864

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$95,386,998	$—	$1	$95,386,999
Convertible Preferred Stocks	—	—	464	464
Short Term Investments	1,435,819	—	—	1,435,819
Total	$96,822,817	$—	$465	$96,823,282

For the period ended June 30, 2016, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 30.8%
Alleghany Corp.*	18,760	$10,310,122
Zions Bancorporation	372,431	9,359,191
Corrections Corporation of America	249,162	8,725,653
Hanover Insurance Group, Inc.	94,599	8,004,967
Popular, Inc.	252,935	7,410,996
FirstMerit Corp.	360,010	7,297,403
KeyCorp	632,734	6,991,711
Wintrust Financial Corp.	136,985	6,986,235
Sun Communities, Inc.	86,645	6,640,473
Endurance Specialty Holdings Ltd.	97,234	6,530,235
CubeSmart	201,623	6,226,118
Fulton Financial Corp.	456,532	6,163,182
Alexandria Real Estate Equities, Inc.	56,412	5,839,770
Trustmark Corp.	234,931	5,838,035
Assured Guaranty Ltd.	230,060	5,836,622
Parkway Properties, Inc.	294,149	4,921,113
EastGroup Properties, Inc.	67,208	4,631,975
E*TRADE Financial Corp.*	196,266	4,610,288
EPR Properties	54,969	4,434,899
Equity Commonwealth*	137,452	4,003,977
Prosperity Bancshares, Inc.	76,194	3,885,132
Lexington Realty Trust	330,030	3,336,603
First Industrial Realty Trust, Inc.	115,802	3,221,612
DCT Industrial Trust, Inc.	62,198	2,987,992
Camden Property Trust	32,292	2,855,259
Unum Group	83,906	2,667,372
Monogram Residential Trust, Inc.	252,517	2,578,199
PacWest Bancorp	64,607	2,570,066
Apartment Investment & Management Co. — Class A	32,403	1,430,916
Umpqua Holdings Corp.	85,868	1,328,378
Federal Agricultural Mortgage Corp. — Class C	36,917	1,285,450
Total Financial		158,909,944
Industrial - 16.4%
FLIR Systems, Inc.	344,447	10,660,635
Sonoco Products Co.	165,664	8,226,873
Gentex Corp.	462,953	7,152,624
WestRock Co.	166,285	6,463,498
Knight Transportation, Inc.	233,127	6,196,515
Oshkosh Corp.	119,397	5,696,431
Corning, Inc.	270,837	5,546,742
Owens-Illinois, Inc.*	284,313	5,120,477
Huntington Ingalls Industries, Inc.	24,715	4,152,861
Owens Corning	75,888	3,909,750
Werner Enterprises, Inc.	145,448	3,340,941
Kirby Corp.*	46,986	2,931,457
Scorpio Tankers, Inc.	668,711	2,808,586
Harris Corp.	30,338	2,531,403
Spirit AeroSystems Holdings, Inc. — Class A*	58,742	2,525,906
Ryder System, Inc.	39,829	2,435,145
Crane Co.	42,679	2,420,753
ITT, Inc.	68,205	2,181,196
Total Industrial		84,301,793
Consumer, Non-cyclical - 14.1%
Bunge Ltd.	113,991	6,742,567
MEDNAX, Inc.*	92,576	6,705,280
Emergent BioSolutions, Inc.*	209,654	5,895,470
Quest Diagnostics, Inc.	68,021	5,537,590
Darling Ingredients, Inc.*	366,729	5,464,262
ICF International, Inc.*	123,808	5,063,746
Sanderson Farms, Inc.	54,652	4,735,049
Navigant Consulting, Inc.*	289,578	4,676,685
HealthSouth Corp.	117,338	4,555,061
Premier, Inc. — Class A*	124,090	4,057,743
Surgical Care Affiliates, Inc.*	83,581	3,984,306
FTI Consulting, Inc.*	74,145	3,016,219
Patterson Companies, Inc.	55,013	2,634,573
Ingredion, Inc.	18,882	2,443,520
United Rentals, Inc.*	32,553	2,184,306
Molina Healthcare, Inc.*	40,095	2,000,741
Universal Corp.	32,998	1,905,305
Community Health Systems, Inc.*	81,577	983,003
Total Consumer, Non-cyclical		72,585,426
Utilities - 10.7%
Ameren Corp.	164,308	8,803,622
OGE Energy Corp.	256,774	8,409,349
Black Hills Corp.	119,721	7,547,212
Pinnacle West Capital Corp.	92,408	7,490,592
Avista Corp.	134,344	6,018,611
Portland General Electric Co.	131,042	5,781,573
UGI Corp.	92,499	4,185,580
AES Corp.	232,534	2,902,024
Calpine Corp.*	174,910	2,579,923
ONE Gas, Inc.	24,103	1,605,019
Total Utilities		55,323,505
Consumer, Cyclical - 9.1%
DR Horton, Inc.	201,457	6,341,866
J.C. Penney Company, Inc.*	683,775	6,071,922
PVH Corp.	51,520	4,854,730
Essendant, Inc.	156,208	4,773,716
UniFirst Corp.	39,320	4,550,110
CalAtlantic Group, Inc.	84,934	3,117,927
Scotts Miracle-Gro Co. — Class A	40,795	2,851,978
Caleres, Inc.	116,750	2,826,518
iRobot Corp.*	70,975	2,489,803
Goodyear Tire & Rubber Co.	80,514	2,065,989
WESCO International, Inc.*	36,285	1,868,315
La-Z-Boy, Inc.	57,330	1,594,921
Sonic Automotive, Inc. — Class A	78,509	1,343,289
Tenneco, Inc.*	27,372	1,275,809
AutoNation, Inc.*	21,854	1,026,701
Total Consumer, Cyclical		47,053,594
Technology - 6.1%
IXYS Corp.	669,917	6,866,649
Maxwell Technologies, Inc.*	1,112,324	5,873,071
Micron Technology, Inc.*	377,374	5,192,666
CSRA, Inc.	164,143	3,845,870
MKS Instruments, Inc.	68,075	2,931,310

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Technology - 6.1% (continued)
Super Micro Computer, Inc.*	107,018	$2,659,397
Cree, Inc.*	108,807	2,659,243
ManTech International Corp. — Class A	43,030	1,627,395
Total Technology		31,655,601
Energy - 4.6%
Marathon Oil Corp.	441,900	6,632,919
Oasis Petroleum, Inc.*	402,034	3,754,998
Rowan Companies plc — Class A	202,999	3,584,962
Laredo Petroleum, Inc.*	321,385	3,368,115
Apache Corp.	48,781	2,715,638
Whiting Petroleum Corp.*	239,799	2,220,539
WPX Energy, Inc.*	156,129	1,453,561
Total Energy		23,730,732
Communications - 3.5%
DigitalGlobe, Inc.*	467,156	9,992,467
Scripps Networks Interactive, Inc. — Class A	66,734	4,155,526
Finisar Corp.*	221,451	3,877,607
Total Communications		18,025,600
Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	68,300	5,252,270
Olin Corp.	151,980	3,775,183
Stillwater Mining Co.*	248,650	2,948,989
Freeport-McMoRan, Inc.	225,645	2,513,685
Landec Corp.*	193,422	2,081,221
Calgon Carbon Corp.	100,175	1,317,301
Total Basic Materials		17,888,649
Total Common Stocks
(Cost $464,728,502)		509,474,844

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp.*,1,3	858,334	501
Total Convertible Preferred Stocks
(Cost $819,654)		501

SHORT TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	7,289,879	7,289,879
Total Short Term Investments
(Cost $7,289,879)		7,289,879
Total Investments - 100.2%
(Cost $472,838,035)		$516,765,224
Other Assets & Liabilities, net - (0.2)%		(1,194,886)
Total Net Assets - 100.0%		$515,570,338

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$509,474,844	$—	$—	$509,474,844
Convertible Preferred Stocks	—	—	501	501
Short Term Investments	7,289,879	—	—	7,289,879
Total	$516,764,723	$—	$501	$516,765,224

For the period ended June 30, 2016, there were no transfers between levels.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 8.9%
Dreyfus Tax Exempt Cash Management - Institutional Shares 0.21%[1]	5,904,611	$5,904,611
Total Short Term Investments
(Cost $5,904,611)		5,904,611

	Face Amount
MUNICIPAL BONDS††- 90.2%
California - 18.3%
State of California General Obligation Unlimited
5.00% due 03/01/26	$1,000,000	1,284,020
5.00% due 06/01/17	880,000	916,291
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,600,000	2,003,552
Regents of the University of California Medical Center Pooled Revenue Bonds
1.16% due 05/15/43[2]	2,000,000	1,731,440
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,265,110
6.25% due 10/01/40	250,000	316,278
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	2,500,000	1,082,525
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[4]	1,000,000	686,590
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	609,520
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/43	500,000	592,220
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	563,717
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	352,440
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	270,376
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	249,894
Culver Redevelopment Agency Tax Allocation
due 11/01/23[3]	195,000	154,988
Total California		12,078,961
Michigan - 12.4%
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/33	2,530,000	2,538,753
4.75% due 07/01/29	230,000	243,522
5.00% due 07/01/41	200,000	222,778
4.25% due 07/01/16	125,000	125,013
5.00% due 07/01/34	55,000	55,189
City of Detroit Michigan Sewage Disposal System Revenue Bonds
1.03% due 07/01/32[2]	2,000,000	1,801,260
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,693,236
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,145,460
5.00% due 05/01/30	300,000	345,348
Total Michigan		8,170,559
Texas - 9.0%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/18	2,235,000	2,405,196
5.75% due 01/01/40	265,000	283,110
Texas Tech University Revenue Bonds
5.00% due 08/15/32	735,000	867,359
County of Harris Texas Revenue Bonds
1.09% due 08/15/35[2]	500,000	447,595
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	2,000,000	402,680
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	386,368
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	377,283
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	320,970
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	251,102

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
MUNICIPAL BONDS††- 90.2% (continued)
Texas - 9.0% (continued)
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	$200,000	$238,498
Total Texas		5,980,161
Illinois - 7.8%
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	1,000,000	1,200,760
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,074,230
Chicago Transit Authority Revenue Bonds
5.25% due 06/01/26	740,000	783,630
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	501,635
5.00% due 01/01/23	70,000	73,189
5.00% due 01/01/22	5,000	5,044
Illinois Finance Authority Revenue Bonds
5.50% due 08/01/17	500,000	525,720
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	289,190
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	254,404
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	249,772
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[3]	500,000	171,960
Total Illinois		5,129,534
Massachusetts - 6.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds
5.25% due 07/01/16	2,100,000	2,100,294
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,211,320
Commonwealth of Massachusetts General Obligation Unlimited
1.00% due 05/01/37[2]	1,000,000	946,860
Total Massachusetts		4,258,474
Pennsylvania - 5.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	1,000,000	1,231,670
Pennsylvania Turnpike Commission Revenue Bonds
1.68% due 12/01/20[2]	500,000	504,420
1.39% due 12/01/21[2]	500,000	498,175
County of Allegheny Pennsylvania General Obligation Unlimited
0.98% due 11/01/26[2]	1,000,000	967,140
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	362,364
Total Pennsylvania		3,563,769
New York - 4.6%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.00% due 11/01/29	500,000	641,705
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	640,140
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	500,000	617,385
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	232,908
5.00% due 08/01/26	200,000	220,358
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	411,747
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	306,525
Total New York		3,070,768
Washington - 4.2%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[5]	500,000	544,015
5.25% due 09/01/32[5]	500,000	536,525
King County Public Hospital District No. 1 General Obligation Ltd.
5.00% due 12/01/37	1,000,000	1,072,260
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	417,762

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
MUNICIPAL BONDS††- 90.2% (continued)
Washington - 4.2% (continued)
State of Washington General Obligation Unlimited
5.00% due 06/01/41	$195,000	$226,736
Total Washington		2,797,298
New Jersey - 4.1%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,710,195
New Jersey Turnpike Authority Revenue Bonds
0.88% due 01/01/24[2]	1,000,000	997,190
Total New Jersey		2,707,385
Arizona - 3.2%
Arizona Health Facilities Authority Revenue Bonds
1.28% due 01/01/37[2]	2,000,000	1,860,900
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	253,950
Total Arizona		2,114,850
Florida - 2.0%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	623,845
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	357,465
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	356,133
Total Florida		1,337,443
Puerto Rico - 2.0%
Puerto Rico Electric Power Authority Revenue Bonds
0.95% due 07/01/29[2,5]	1,845,000	1,334,304
Maryland - 1.6%
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	1,000,000	1,078,600
Louisiana - 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	620,000	738,835
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	237,954
Total Louisiana		976,789
Mississippi - 1.3%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	600,855
6.25% due 10/01/26	230,000	276,720
Total Mississippi		877,575
Colorado - 1.3%
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	492,710
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	338,452
Total Colorado		831,162
Virginia - 1.1%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	388,932
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	315,835
Total Virginia		704,767
West Virginia - 0.9%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	593,065
Indiana - 0.8%
Greater Clark County School Building Corp. Revenue Bonds
5.25% due 01/15/18	500,000	535,350
South Carolina - 0.6%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	389,586
District of Columbia - 0.5%
District of Columbia General Obligation Unlimited
5.00% due 06/01/32	275,000	340,134
Nevada - 0.4%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	292,641
Georgia - 0.4%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	249,960

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

Face Amount		Value
MUNICIPAL BONDS††- 90.2% (continued)
Ohio - 0.4%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	$200,000	$244,832
Total Municipal Bonds
(Cost $56,275,594)		59,657,967
Total Investments - 99.1%
(Cost $62,180,205)		$65,562,578
Other Assets & Liabilities, net - 0.9%		622,690
Total Net Assets - 100.0%		$66,185,268

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[3]	Zero coupon rate security.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Illiquid security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,657,967	$—	$59,657,967
Short Term Investments	5,904,611	—	—	5,904,611
Total	$5,904,611	$59,657,967	$—	$65,562,578

For the period ended June 30, 2016, there were no transfers between levels.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 96.3%
REITS - 94.8%
REITs-Diversified - 15.8%
Equinix, Inc.	13,875	$5,379,755
Duke Realty Corp.	86,621	2,309,316
STORE Capital Corp.	69,521	2,047,393
American Tower Corp. — Class A1	17,803	2,022,599
Cousins Properties, Inc.	164,996	1,715,958
Crown Castle International Corp.	15,269	1,548,735
American Assets Trust, Inc.[1]	34,763	1,475,342
Digital Realty Trust, Inc.	10,676	1,163,577
Vornado Realty Trust	9,252	926,310
Total REITs-Diversified		18,588,985
REITs-Apartments - 13.1%
Equity Residential	36,782	2,533,544
American Campus Communities, Inc.	44,387	2,346,741
Monogram Residential Trust, Inc.	203,698	2,079,757
Colony Starwood Homes	65,397	1,989,377
AvalonBay Communities, Inc.[1]	10,283	1,854,950
Education Realty Trust, Inc.	29,874	1,378,386
Essex Property Trust, Inc.[1]	5,667	1,292,586
Mid-America Apartment Communities, Inc.	8,954	952,706
Camden Property Trust[1]	10,431	922,309
Total REITs-Apartments		15,350,356
REITs-Warehouse/Industries - 11.1%
Prologis, Inc.[2]	51,526	2,526,836
CyrusOne, Inc.	44,536	2,478,874
Rexford Industrial Realty, Inc.	94,394	1,990,769
First Industrial Realty Trust, Inc.	71,376	1,985,680
QTS Realty Trust, Inc. — Class A	33,777	1,890,836
DCT Industrial Trust, Inc.[1]	33,193	1,594,592
EastGroup Properties, Inc.	8,090	557,563
Total REITs-Warehouse/Industries		13,025,150
REITs-Health Care - 11.0%
Welltower, Inc.	58,432	4,450,766
Ventas, Inc.	44,072	3,209,323
Healthcare Trust of America, Inc. — Class A	59,693	1,930,472
Physicians Realty Trust	69,948	1,469,607
LTC Properties, Inc.	19,290	997,872
HCP, Inc.[2]	25,430	899,713
Total REITs-Health Care		12,957,753
REITs-Office Property - 10.8%
Boston Properties, Inc.[1]	21,094	2,782,298
Gramercy Property Trust	282,916	2,608,485
Equity Commonwealth*	81,953	2,387,291
Parkway Properties, Inc.	79,822	1,335,422
Hudson Pacific Properties, Inc.	45,023	1,313,771
Highwoods Properties, Inc.	21,631	1,142,117
SL Green Realty Corp.	7,297	776,912
Alexandria Real Estate Equities, Inc.[1]	3,671	380,022
Total REITs-Office Property		12,726,318
REITs-Regional Malls - 10.0%
Simon Property Group, Inc.	39,188	8,499,877
General Growth Properties, Inc.[2]	110,530	3,296,005
Total REITs-Regional Malls		11,795,882
REITs-Storage - 6.9%
Public Storage	15,668	4,004,583
National Storage Affiliates Trust	146,368	3,047,382
Extra Space Storage, Inc.	11,657	1,078,739
Total REITs-Storage		8,130,704
REITs-Shopping Centers - 6.0%
Federal Realty Investment Trust[1]	20,383	3,374,405
Regency Centers Corp.	21,128	1,769,047
Acadia Realty Trust	44,457	1,579,113
Kimco Realty Corp.	10,036	314,930
Total REITs-Shopping Centers		7,037,495
REITs-Single Tenant - 4.0%
Realty Income Corp.	30,401	2,108,613
Spirit Realty Capital, Inc.	132,141	1,687,441
National Retail Properties, Inc.	17,160	887,515
Total REITs-Single Tenant		4,683,569
REITs-Manufactured Homes - 3.8%
Sun Communities, Inc.	30,490	2,336,754
Equity LifeStyle Properties, Inc.[1]	26,665	2,134,533
Total REITs-Manufactured Homes		4,471,287
REITs-Hotels - 2.3%
Summit Hotel Properties, Inc.	103,193	1,366,276
Chatham Lodging Trust	58,937	1,295,435
Total REITs-Hotels		2,661,711
Total REITS		111,429,210
Real Estate Management/Services - 1.5%
Four Corners Property Trust, Inc.	83,632	1,721,982
Total Common Stocks
(Cost $97,818,925)		113,151,192

SHORT TERM INVESTMENTS† - 5.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[3]	6,691,081	6,691,081
Total Short Term Investments
(Cost $6,691,081)		6,691,081
Total Investments - 102.0%
(Cost $104,510,006)		$119,842,273

COMMON STOCKS SOLD SHORT† - (9.7%)
REITS – (9.7%)
REITs-Hotels – (0.7%)
Host Hotels & Resorts, Inc.	(11,934)	(193,450)
Sunstone Hotel Investors, Inc.	(22,646)	(273,337)
Hersha Hospitality Trust	(19,864)	(340,668)
Total REITs-Hotels		(807,455)
REITs-Regional Malls – (0.8%)
Macerich Co.	(3,683)	(314,491)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (9.7%) (continued)
REITS – (9.7%) (continued)
REITs-Regional Malls – (0.7%) (continued)
Tanger Factory Outlet Centers, Inc.	(13,675)	$(549,462)
Total REITs-Regional Malls		(863,953)
REITs-Apartments – (0.8%)
UDR, Inc.	(9,626)	(355,392)
Apartment Investment & Management Co. — Class A	(12,530)	(553,325)
Total REITs-Apartments		(908,717)
REITs-Shopping Centers – (0.9%)
DDR Corp.	(28,872)	(523,738)
Weingarten Realty Investors	(13,984)	(570,827)
Total REITs-Shopping Centers		(1,094,565)
REITs-Storage – (1.0%)
CubeSmart	(11,106)	(342,953)
Iron Mountain, Inc.	(20,392)	(812,213)
Total REITs-Storage		(1,155,166)
REITs-Office Property – (1.9%)
Douglas Emmett, Inc.	(17,529)	(622,630)
Piedmont Office Realty Trust, Inc. — Class A	(30,058)	(647,449)
Government Properties Income Trust	(39,649)	(914,306)
Total REITs-Office Property		(2,184,385)
REITs-Diversified – (3.7%)
Lamar Advertising Co. — Class A	(5,176)	(343,169)
DuPont Fabros Technology, Inc.	(8,351)	(397,007)
Lexington Realty Trust	(40,061)	(405,017)
Forest City Realty Trust, Inc. — Class A	(23,035)	(513,911)
EPR Properties	(7,779)	(627,610)
STAG Industrial, Inc.	(26,626)	(633,965)
Investors Real Estate Trust	(105,925)	(685,335)
Liberty Property Trust	(19,369)	(769,336)
Total REITs-Diversified		(4,375,350)
Total REITS		(11,389,591)
Total Common Stocks
(Cost $(10,094,739))		(11,389,591)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.7)%
iShares U.S. Real Estate ETF	38,558	(3,173,323)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,930,602)		(3,173,323)
Total Securities Sold Short- (12.4)%
(Proceeds $13,025,341)		$(14,562,914)
Other Assets & Liabilities, net - 10.4%		12,222,103
Total Net Assets - 100.0%		$117,501,462

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Risk Managed Real Estate Long Custom Baket Swap 0.95%[4], Terminating 06/15/17 (Notional Value $30,341,166)	$4,203,947

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Risk Managed Real Estate Short Custom Basket Swap 0.06%[5], Terminating 06/15/17 (Notional Value $31,828,803)	$(4,171,973)

CUSTOM BASKET OF LONG SECURITIES
	Shares	Unrealized Gain (Loss)
Equinix, Inc.	2,915	$337,171
Duke Realty Corp.	41,844	310,427
CyrusOne, Inc.	19,584	293,988
Equity LifeStyle Properties, Inc.	11,826	279,512
Gramercy Property Trust	130,445	257,453
American Tower Corp. — Class A	11,839	228,647
American Campus Communities, Inc.	21,782	226,524
Federal Realty Investment Trust	6,826	223,295
Rexford Industrial Realty, Inc.	65,121	173,388
QTS Realty Trust, Inc. — Class A	17,331	171,546
Four Corners Property Trust, Inc.	55,261	171,466
Sun Communities, Inc.	13,783	161,998
First Industrial Realty Trust, Inc.	32,690	155,362
EastGroup Properties, Inc.	15,278	149,734
STORE Capital Corp.	24,979	116,987
Equity Commonwealth*	48,006	98,493
Crown Castle International Corp.	7,125	97,722
Monogram Residential Trust, Inc.	123,897	88,013
Cousins Properties, Inc.	101,664	83,512
Colony Starwood Homes	33,716	76,882
Healthcare Trust of America, Inc. — Class A	20,290	74,637
American Assets Trust, Inc.	24,434	65,816
General Growth Properties, Inc.	32,800	50,528
Acadia Realty Trust	27,689	40,561
Summit Hotel Properties, Inc.	22,973	39,582
Chatham Lodging Trust	21,820	38,699
Physicians Realty Trust	31,761	37,735
Hudson Pacific Properties, Inc.	33,324	20,783
Parkway Properties, Inc.	45,690	15,668
National Storage Affiliates Trust	74,583	(11,201)
Total Custom Basket of Long Securities		4,074,928

CUSTOM BASKET OF SHORT SECURITIES
Host Hotels & Resorts, Inc.	(65,864)	97,520
Hersha Hospitality Trust	(34,334)	83,596
Investors Real Estate Trust	(194,869)	45,876
Forest City Realty Trust, Inc. — Class A	(42,398)	(5,622)
CubeSmart	(20,434)	(6,859)
Sunstone Hotel Investors, Inc.	(42,703)	(13,678)
AvalonBay Communities, Inc.	(3,621)	(25,840)
UDR, Inc.	(17,726)	(35,523)
Macerich Co.	(11,471)	(48,363)
HCP, Inc.	(17,785)	(67,393)
Tanger Factory Outlet Centers, Inc.	(25,170)	(67,561)
DDR Corp.	(53,723)	(83,290)
Lamar Advertising Co. — Class A	(9,936)	(113,973)
Kimco Realty Corp.	(28,969)	(116,209)
Apartment Investment & Management Co. — Class A	(23,072)	(120,332)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Unrealized Gain (Loss)
Piedmont Office Realty Trust, Inc. — Class A	(58,380)	(124,565)
Lexington Realty Trust	(77,682)	(132,580)
Weingarten Realty Investors	(26,947)	(154,102)
Douglas Emmett, Inc.	(35,561)	(211,563)
Liberty Property Trust	(36,061)	(237,955)
STAG Industrial, Inc.	(56,984)	(291,443)
DuPont Fabros Technology, Inc.	(16,205)	(314,567)
EPR Properties	(15,128)	(388,568)
Iron Mountain, Inc.	(40,656)	(416,851)
Government Properties Income Trust	(85,345)	(638,494)
iShares U.S. Real Estate ETF	(70,934)	(669,813)
Total Custom Basket of Short Securities		(4,058,152)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]
Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Long Securities. Rate indicated is the rate effective at June 30, 2016.

[5]
Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is the rate effective at June 30, 2016.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$113,151,192	$—	$—	$—	$113,151,192
Short Term Investments	6,691,081	—	—	—	6,691,081
Equity Swap Agreements	—	—	4,203,947	—	4,203,947
Total	$119,842,273	$—	$4,203,947	$—	$124,046,220

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$11,389,591	$—	$—	$—	$11,389,591
Exchange-Traded Funds	3,173,323	—	—	—	3,173,323
Equity Swap Agreements	—	—	4,171,973	—	4,171,973
Total	$14,562,914	$—	$4,171,973	$—	$18,734,887

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2%
Financial - 36.8%
Navigators Group, Inc.	4,908	$451,389
Berkshire Hills Bancorp, Inc.	16,305	438,931
Sun Communities, Inc.	4,882	374,156
Corrections Corporation of America	10,127	354,647
CubeSmart	11,460	353,885
1st Source Corp.	10,677	345,827
Zions Bancorporation	13,309	334,455
Hanover Insurance Group, Inc.	3,560	301,247
Trustmark Corp.	11,602	288,310
Endurance Specialty Holdings Ltd.	4,041	271,394
Fulton Financial Corp.	20,015	270,203
Cathay General Bancorp	9,350	263,670
Wintrust Financial Corp.	4,747	242,097
Argo Group International Holdings Ltd.	4,538	235,522
Horace Mann Educators Corp.	5,460	184,493
Hanmi Financial Corp.	7,838	184,115
Prosperity Bancshares, Inc.	3,506	178,771
EastGroup Properties, Inc.	2,330	160,584
EPR Properties	1,931	155,793
TriCo Bancshares	5,304	146,390
Parkway Properties, Inc.	8,706	145,651
First Citizens BancShares, Inc. — Class A	545	141,106
Equity Commonwealth*	4,829	140,669
Lexington Realty Trust	11,180	113,030
First Industrial Realty Trust, Inc.	4,032	112,170
DCT Industrial Trust, Inc.	2,156	103,574
Camden Property Trust	1,131	100,003
Umpqua Holdings Corp.	5,906	91,366
Monogram Residential Trust, Inc.	8,754	89,378
Federal Agricultural Mortgage Corp. — Class C	2,536	88,304
Apartment Investment & Management Co. — Class A	1,135	50,122
Total Financial		6,711,252
Industrial - 12.4%
FLIR Systems, Inc.	12,623	390,682
Marten Transport Ltd.	11,600	229,680
Oshkosh Corp.	4,441	211,880
Owens-Illinois, Inc.*	10,541	189,843
Benchmark Electronics, Inc.*	8,900	188,235
Argan, Inc.	4,250	177,310
Gentex Corp.	8,126	125,547
Werner Enterprises, Inc.	5,298	121,695
Kirby Corp.*	1,697	105,875
Scorpio Tankers, Inc.	22,984	96,533
Ryder System, Inc.	1,447	88,470
Crane Co.	1,499	85,024
ITT, Inc.	2,480	79,310
LMI Aerospace, Inc.*	8,686	69,835
AEP Industries, Inc.	726	58,414
Rand Logistics, Inc.*	34,819	35,864
Total Industrial		2,254,197
Consumer, Non-cyclical - 12.1%
Emergent BioSolutions, Inc.*	9,709	273,017
Darling Ingredients, Inc.*	12,989	193,536
Invacare Corp.	15,923	193,146
Premier, Inc. — Class A*	5,405	176,744
Sanderson Farms, Inc.	1,901	164,703
Navigant Consulting, Inc.*	9,940	160,530
Surgical Care Affiliates, Inc.*	2,903	138,386
ICU Medical, Inc.*	1,225	138,119
HealthSouth Corp.	3,050	118,401
FTI Consulting, Inc.*	2,544	103,490
Carriage Services, Inc. — Class A	4,310	102,061
Patterson Companies, Inc.	2,050	98,175
United Rentals, Inc.*	1,155	77,501
Molina Healthcare, Inc.*	1,448	72,255
Universal Corp.	1,145	66,112
ICF International, Inc.*	1,391	56,892
Trevena, Inc.*	5,578	35,141
Community Health Systems, Inc.*	2,809	33,848
Total Consumer, Non-cyclical		2,202,057
Consumer, Cyclical - 10.4%
International Speedway Corp. — Class A	8,456	282,853
Century Communities, Inc.*	13,023	225,818
J.C. Penney Company, Inc.*	23,785	211,211
La-Z-Boy, Inc.	5,790	161,078
UniFirst Corp.	1,300	150,436
Essendant, Inc.	4,854	148,338
ScanSource, Inc.*	2,820	104,650
CalAtlantic Group, Inc.	2,819	103,485
Tuesday Morning Corp.*	14,740	103,475
Scotts Miracle-Gro Co. — Class A	1,434	100,251
Unifi, Inc.*	3,498	95,251
WESCO International, Inc.*	1,289	66,371
Sonic Automotive, Inc. — Class A	2,923	50,013
Caleres, Inc.	2,045	49,509
Tenneco, Inc.*	1,026	47,822
Total Consumer, Cyclical		1,900,561
Utilities - 10.3%
Spire, Inc.	7,769	550,356
Black Hills Corp.	6,030	380,131
Avista Corp.	7,683	344,198
Portland General Electric Co.	7,660	337,959
ALLETE, Inc.	1,800	116,334
Calpine Corp.*	6,185	91,229
ONE Gas, Inc.	849	56,535
Total Utilities		1,876,742
Technology - 7.7%
ManTech International Corp. — Class A	7,705	291,403
Maxwell Technologies, Inc.*	47,378	250,156
Mercury Systems, Inc.*	8,690	216,033
IXYS Corp.	14,972	153,463
Brooks Automation, Inc.	11,160	125,215
MKS Instruments, Inc.	2,385	102,698
Cree, Inc.*	3,822	93,410
Super Micro Computer, Inc.*	3,722	92,492
Photronics, Inc.*	8,405	74,889
Total Technology		1,399,759

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	2,412	$185,484
Olin Corp.	5,027	124,871
Stillwater Mining Co.*	8,511	100,940
Luxfer Holdings plc ADR	7,099	85,401
Landec Corp.*	6,728	72,393
Calgon Carbon Corp.	4,623	60,792
Total Basic Materials		629,881
Communications - 2.5%
DigitalGlobe, Inc.*	14,908	318,882
Finisar Corp.*	8,022	140,465
Total Communications		459,347
Energy - 2.5%
Oasis Petroleum, Inc.*	15,580	145,518
Rowan Companies plc — Class A	7,640	134,922
Laredo Petroleum, Inc.*	11,240	117,795
WPX Energy, Inc.*	5,436	50,609
Total Energy		448,844
Total Common Stocks
(Cost $16,692,967)		17,882,640

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp.*,1,3	6,250	4
Total Convertible Preferred Stocks
(Cost $5,968)		4

SHORT TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	473,370	473,370
Total Short Term Investments
(Cost $473,370)		473,370
Total Investments - 100.8%
(Cost $17,172,305)		$18,356,014
Other Assets & Liabilities, net - (0.8)%		(144,862)
Total Net Assets - 100.0%		$18,211,152

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Illiquid security.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,882,640	$—	$—	$17,882,640
Convertible Preferred Stocks	—	—	4	4
Short Term Investments	473,370	—	—	473,370
Total	$18,356,010	$—	$4	$18,356,014

For the period ended June 30, 2016, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 16.8%
Consumer, Non-cyclical - 5.7%
Johnson & Johnson	6,647	$806,280
Procter & Gamble Co.	8,434	714,107
Pfizer, Inc.	19,442	684,553
Merck & Company, Inc.	10,392	598,683
PepsiCo, Inc.	5,625	595,913
UnitedHealth Group, Inc.	3,988	563,106
Medtronic plc	6,360	551,857
Amgen, Inc.	3,272	497,834
Gilead Sciences, Inc.	5,928	494,514
AbbVie, Inc.	7,738	479,060
Express Scripts Holding Co.*	5,246	397,647
McKesson Corp.	2,104	392,712
Kroger Co.	10,476	385,412
Becton Dickinson and Co.	2,257	382,765
Allergan plc*	1,605	370,899
Archer-Daniels-Midland Co.	8,393	359,976
Cardinal Health, Inc.	4,542	354,321
HCA Holdings, Inc.*	4,494	346,083
Thermo Fisher Scientific, Inc.	2,131	314,877
Sysco Corp.	5,480	278,055
Kimberly-Clark Corp.	1,863	256,125
Tyson Foods, Inc. — Class A	3,413	227,954
General Mills, Inc.	2,994	213,532
Edwards Lifesciences Corp.*	957	95,442
Abbott Laboratories	2,381	93,597
Aetna, Inc.	713	87,079
Alexion Pharmaceuticals, Inc.*	627	73,209
Cigna Corp.	566	72,442
Anthem, Inc.	524	68,822
Total Consumer, Non-cyclical		10,756,856
Industrial - 2.3%
Boeing Co.	3,596	467,013
United Parcel Service, Inc. — Class B	4,236	456,302
Union Pacific Corp.	5,167	450,821
Caterpillar, Inc.	5,339	404,750
Waste Management, Inc.	5,879	389,601
Emerson Electric Co.	7,159	373,413
FedEx Corp.	2,327	353,192
CSX Corp.	13,529	352,836
Eaton Corporation plc	5,878	351,093
General Electric Co.	8,731	274,852
Lockheed Martin Corp.	944	234,272
United Technologies Corp.	1,497	153,517
Honeywell International, Inc.	1,159	134,815
Total Industrial		4,396,477
Financial - 2.0%
JPMorgan Chase & Co.	11,142	692,364
Bank of America Corp.	39,017	517,756
Travelers Companies, Inc.	3,234	384,975
Aflac, Inc.	5,252	378,985
Bank of New York Mellon Corp.	9,338	362,781
MetLife, Inc.	8,783	349,827
Prudential Financial, Inc.	4,733	337,652
Wells Fargo & Co.	3,721	176,115
Berkshire Hathaway, Inc. — Class B*	1,045	151,306
Equity Residential	1,590	109,519
Chubb Ltd.	748	97,771
Charles Schwab Corp.	3,553	89,926
Principal Financial Group, Inc.	2,117	87,030
Total Financial		3,736,007
Technology - 1.9%
Apple, Inc.	12,158	1,162,304
Microsoft Corp.	17,541	897,573
Intel Corp.	18,101	593,713
International Business Machines Corp.	3,132	475,375
Oracle Corp.	4,045	165,562
QUALCOMM, Inc.	2,863	153,371
Broadcom Ltd.	627	97,436
Hewlett Packard Enterprise Co.	3,644	66,576
Total Technology		3,611,910
Consumer, Cyclical - 1.6%
Wal-Mart Stores, Inc.	7,159	522,750
CVS Health Corp.	5,170	494,976
Walgreens Boots Alliance, Inc.	5,544	461,649
Ford Motor Co.	25,386	319,102
General Motors Co.	10,478	296,527
Target Corp.	3,328	232,361
Southwest Airlines Co.	5,899	231,300
Delta Air Lines, Inc.	6,029	219,636
American Airlines Group, Inc.	5,916	167,482
Total Consumer, Cyclical		2,945,783
Communications - 1.5%
Cisco Systems, Inc.	19,487	559,082
Time Warner, Inc.	5,495	404,101
Alphabet, Inc. — Class C*	583	403,494
eBay, Inc.*	14,698	344,080
AT&T, Inc.	7,376	318,717
Walt Disney Co.	2,536	248,072
Verizon Communications, Inc.	4,019	224,421
Amazon.com, Inc.*	225	161,015
Facebook, Inc. — Class A*	1,314	150,164
Comcast Corp. — Class A	1,987	129,533
Total Communications		2,942,679
Energy - 1.3%
Exxon Mobil Corp.	7,198	674,740
Chevron Corp.	3,426	359,148
Schlumberger Ltd.	2,915	230,518
Phillips 66	1,981	157,173
Valero Energy Corp.	2,529	128,979
EOG Resources, Inc.	1,355	113,034
Anadarko Petroleum Corp.	2,122	112,997
Hess Corp.	1,836	110,344
ConocoPhillips	2,514	109,610
Spectra Energy Corp.	2,962	108,498
Kinder Morgan, Inc.	5,220	97,718
Occidental Petroleum Corp.	1,250	94,450
Halliburton Co.	1,763	79,846
Total Energy		2,377,055
Utilities - 0.3%
NextEra Energy, Inc.	3,412	444,925
Exelon Corp.	2,043	74,283
Total Utilities		519,208
Basic Materials - 0.2%
Nucor Corp.	1,944	96,053

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 16.8% (continued)
Basic Materials - 0.2% (continued)
International Paper Co.	2,238	$94,846
LyondellBasell Industries N.V. — Class A	1,158	86,179
Dow Chemical Co.	1,731	86,048
Monsanto Co.	558	57,703
Total Basic Materials		420,829
Total Common Stocks
(Cost $30,641,017)		31,706,804

MUTUAL FUNDS†,[1] - 78.1%
Guggenheim Strategy Fund III	2,668,430	66,150,378
Guggenheim Strategy Fund II	1,901,210	47,169,032
Guggenheim Strategy Fund I	793,194	19,758,469
Guggenheim Limited Duration Fund - Institutional Class[1]	633,367	15,485,816
Total Mutual Funds
(Cost $148,896,777)		148,563,695

SHORT TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 0.16%[2]	5,819,589	5,819,589
Total Short Term Investments
(Cost $5,819,589)		5,819,589
Total Investments - 97.9%
(Cost $185,357,383)		$186,090,088
Other Assets & Liabilities, net - 2.1%		3,945,827
Total Net Assets - 100.0%		$190,035,915

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,923,200)	28	$25,531

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank August 2017 S&P 500 Index Swap 0.40%[3], Terminating 08/03/17 (Notional Value $154,799,716)	39,010	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$31,706,804	$—	$—	$—	$31,706,804
Equity Futures Contracts	—	25,531	—	—	25,531
Equity Index Swap Agreements	—	—	—	—	—
Mutual Funds	148,563,695	—	—	—	148,563,695
Short Term Investments	5,819,589	—	—	—	5,819,589
Total	$186,090,088	$25,531	$—	$—	$186,115,619

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 17.7%
Consumer, Non-cyclical - 7.3%
Constellation Brands, Inc. — Class A	1,339	$221,471
Dr Pepper Snapple Group, Inc.	2,152	207,948
AmerisourceBergen Corp. — Class A	2,557	202,821
Hologic, Inc.*	4,913	169,990
Kellogg Co.	2,025	165,342
Intuitive Surgical, Inc.*	248	164,029
Laboratory Corporation of America Holdings*	1,227	159,841
Spectrum Brands Holdings, Inc.	1,332	158,921
Flowers Foods, Inc.	8,322	156,038
Kroger Co.	3,953	145,431
Zimmer Biomet Holdings, Inc.	1,206	145,178
WhiteWave Foods Co. — Class A*	3,062	143,730
Sysco Corp.	2,798	141,971
Estee Lauder Companies, Inc. — Class A	1,545	140,626
Cardinal Health, Inc.	1,790	139,638
HCA Holdings, Inc.*	1,811	139,465
ConAgra Foods, Inc.	2,747	131,334
Mallinckrodt plc*	1,996	121,317
Molina Healthcare, Inc.*	2,299	114,720
Zoetis, Inc.	2,343	111,199
Alexion Pharmaceuticals, Inc.*	935	109,171
MEDNAX, Inc.*	1,385	100,316
HealthSouth Corp.	2,572	99,845
Campbell Soup Co.	1,485	98,797
RR Donnelley & Sons Co.	5,765	97,544
Becton Dickinson and Co.	558	94,631
Western Union Co.	4,816	92,371
Avis Budget Group, Inc.*	2,686	86,570
Vantiv, Inc. — Class A*	1,487	84,164
DaVita HealthCare Partners, Inc.*	1,048	81,031
CR Bard, Inc.	342	80,425
BioMarin Pharmaceutical, Inc.*	1,015	78,967
Tyson Foods, Inc. — Class A	1,180	78,812
Edwards Lifesciences Corp.*	764	76,194
Nielsen Holdings plc	1,462	75,980
United Rentals, Inc.*	1,091	73,206
KAR Auction Services, Inc.	1,720	71,793
Tenet Healthcare Corp.*	2,567	70,952
Robert Half International, Inc.	1,732	66,093
Ingredion, Inc.	501	64,834
Verisk Analytics, Inc. — Class A*	759	61,540
Coca-Cola European Partners plc	1,622	57,889
DexCom, Inc.*	689	54,658
Global Payments, Inc.	740	52,821
LifePoint Health, Inc.*	804	52,557
Centene Corp.*	699	49,888
Coty, Inc. — Class A	1,871	48,627
Boston Scientific Corp.*	2,075	48,493
Amsurg Corp. — Class A*	606	46,989
Clorox Co.	328	45,392
Henry Schein, Inc.*	256	45,261
DENTSPLY SIRONA, Inc.	702	43,552
Cal-Maine Foods, Inc.	979	43,389
S&P Global, Inc.	378	40,544
Quintiles Transnational Holdings, Inc.*	451	29,459
Total Consumer, Non-cyclical		5,483,765
Consumer, Cyclical - 3.0%
PACCAR, Inc.	4,044	209,762
Delphi Automotive plc	2,666	166,892
United Continental Holdings, Inc.*	3,714	152,423
Southwest Airlines Co.	3,619	141,901
WW Grainger, Inc.	604	137,259
Liberty Interactive Corporation QVC Group — Class A*	4,570	115,941
L Brands, Inc.	1,631	109,489
O'Reilly Automotive, Inc.*	403	109,253
Ross Stores, Inc.	1,906	108,051
Lear Corp.	1,061	107,967
Fastenal Co.	2,071	91,932
AutoZone, Inc.*	115	91,292
Harley-Davidson, Inc.	1,746	79,094
Dollar General Corp.	785	73,790
JetBlue Airways Corp.*	4,124	68,293
Newell Brands, Inc.	1,359	66,007
Macy's, Inc.	1,827	61,405
Spirit Airlines, Inc.*	1,368	61,382
DR Horton, Inc.	1,575	49,581
Foot Locker, Inc.	884	48,496
AutoNation, Inc.*	1,018	47,826
NVR, Inc.*	24	42,728
Marriott International, Inc. — Class A	638	42,401
Harman International Industries, Inc.	555	39,860
Alaska Air Group, Inc.	668	38,938
BorgWarner, Inc.	1,277	37,697
Total Consumer, Cyclical		2,299,660
Industrial - 2.7%
Harris Corp.	1,893	157,952
Spirit AeroSystems Holdings, Inc. — Class A*	3,604	154,973
CSX Corp.	5,348	139,476
Rockwell Automation, Inc.	1,172	134,569
Huntington Ingalls Industries, Inc.	768	129,047
AMETEK, Inc.	2,589	119,689
Regal Beloit Corp.	2,027	111,586
Carlisle Companies, Inc.	1,017	107,477
Roper Technologies, Inc.	613	104,553
TransDigm Group, Inc.*	376	99,147
AECOM*	2,840	90,227
Textron, Inc.	2,082	76,118
Rockwell Collins, Inc.	889	75,689
Clean Harbors, Inc.*	1,429	74,466
Parker-Hannifin Corp.	582	62,885
Keysight Technologies, Inc.*	1,944	56,551
Stericycle, Inc.*	537	55,912
Cummins, Inc.	474	53,297
Sealed Air Corp.	1,064	48,912

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 17.7% (continued)
Industrial - 2.7% (continued)
Genesee & Wyoming, Inc. — Class A*	800	$47,160
AMERCO	114	42,699
Tyco International plc	995	42,387
Owens-Illinois, Inc.*	2,243	40,396
Total Industrial		2,025,168
Communications - 2.0%
Omnicom Group, Inc.	2,212	180,256
IAC/InterActiveCorp	2,873	161,751
Palo Alto Networks, Inc.*	1,154	141,527
Scripps Networks Interactive, Inc. — Class A	2,263	140,917
Expedia, Inc.	1,008	107,150
DISH Network Corp. — Class A*	2,015	105,586
CommScope Holding Company, Inc.*	3,027	93,928
Discovery Communications, Inc. — Class A*	3,414	86,135
Splunk, Inc.*	1,456	78,886
Viacom, Inc. — Class B	1,844	76,471
Charter Communications, Inc. — Class A*	327	74,765
Ciena Corp.*	3,987	74,756
Twitter, Inc.*	4,298	72,679
AMC Networks, Inc. — Class A*	1,129	68,214
eBay, Inc.*	2,803	65,618
Total Communications		1,528,639
Technology - 1.3%
Fidelity National Information Services, Inc.	1,966	144,855
Skyworks Solutions, Inc.	2,102	133,015
Cerner Corp.*	1,993	116,790
NetApp, Inc.	4,235	104,139
Teradata Corp.*	3,670	92,007
Electronic Arts, Inc.*	1,054	79,851
SS&C Technologies Holdings, Inc.	2,842	79,803
Microchip Technology, Inc.	1,150	58,374
Lam Research Corp.	607	51,024
Analog Devices, Inc.	830	47,011
Tableau Software, Inc. — Class A*	932	45,593
Total Technology		952,462
Financial - 0.9%
Alliance Data Systems Corp.*	914	179,070
Ameriprise Financial, Inc.	1,121	100,722
National Storage Affiliates Trust	4,600	95,772
CoreLogic, Inc.*	1,927	74,151
Interactive Brokers Group, Inc. — Class A	1,884	66,694
Crown Castle International Corp.	466	47,267
Equinix, Inc.	117	45,364
Aon plc	387	42,272
Brixmor Property Group, Inc.	1,398	36,991
Total Financial		688,303
Basic Materials - 0.3%
Sherwin-Williams Co.	246	72,242
International Paper Co.	1,341	56,832
Steel Dynamics, Inc.	1,717	42,067
Mosaic Co.	1,250	32,725
Total Basic Materials		203,866
Energy - 0.2%
Cabot Oil & Gas Corp. — Class A	2,263	58,249
ONEOK, Inc.	945	44,840
FMC Technologies, Inc.*	1,556	41,499
Tesoro Corp.	542	40,607
Total Energy		185,195
Total Common Stocks
(Cost $13,439,976)		13,367,058

MUTUAL FUNDS†,[1] - 77.2%
Guggenheim Strategy Fund III	1,054,091	26,130,907
Guggenheim Strategy Fund II	807,452	20,032,879
Guggenheim Limited Duration Fund - Institutional Class	251,897	6,158,891
Guggenheim Strategy Fund I	236,307	5,886,405
Total Mutual Funds
(Cost $58,356,645)		58,209,082

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 0.16%[2]	1,237,706	1,237,706
Total Short Term Investments
(Cost $1,237,706)		1,237,706
Total Investments - 96.6%
(Cost $73,034,327)		$72,813,846
Other Assets & Liabilities, net - 3.4%		2,581,547
Total Net Assets - 100.0%		$75,395,393

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $596,960)	4	$4,522
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $208,800)	2	764
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $176,230)	2	(343)
(Total Aggregate Value of Contracts $981,990)		$4,943

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank August 2017 Russell MidCap Growth Index Swap 0.40%[3], Terminating 08/03/17 (Notional Value $60,500,903)	28,105	$–

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$13,367,058	$—	$—	$—	$13,367,058
Equity Futures Contracts	—	5,286	—	—	5,286
Equity Index Swap Agreements	—	—	—	—	—
Mutual Funds	58,209,082	—	—	—	58,209,082
Short Term Investments	1,237,706	—	—	—	1,237,706
Total	$72,813,846	$5,286	$—	$—	$72,819,132

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$343	$—	$—	$343

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19[1]	44,000	$1,100,440
Financial - 0.0%
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,3,4	1,325	─
Total Preferred Stocks
(Cost $1,603,500)		1,100,440

MUTUAL FUNDS† - 1.5%
Guggenheim Strategy Fund I5	691,357	17,221,693
Guggenheim Limited Duration Fund - Institutional Class[5]	620,705	15,176,242
Guggenheim Strategy Fund II5	427,991	10,618,461
Guggenheim Strategy Fund III[5]	252,139	6,250,515
Total Mutual Funds
(Cost $49,086,701)		49,266,911

CLOSED-END FUNDS† - 0.3%
Guggenheim Strategic Opportunities Fund[5]	481,691	8,737,875
Total Closed-End Funds
(Cost $8,478,228)		8,737,875

SHORT TERM INVESTMENTS† - 4.0%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.17%[6]	134,090,614	134,090,614
Total Short Term Investments
(Cost $134,090,614)		134,090,614

	Face Amount
ASSET BACKED SECURITIES††- 33.8%
Collateralized Loan Obligations - 23.8%
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[2,3]	$18,500,000	18,439,601
2016-11A, 4.08% due 04/26/28[2,3]	7,000,000	7,034,909
2014-6A, 5.58% due 07/17/26[2,3]	6,200,000	4,471,750
2014-6A, 3.73% due 07/17/26[2,3]	4,000,000	3,869,397
2014-7A, 2.73% due 10/20/26[2,3]	3,500,000	3,426,276
2013-4A, 3.39% due 10/24/25[2,3]	2,250,000	2,145,375
2014-6A, 2.68% due 07/17/26[2,3]	1,500,000	1,470,017
CIFC Funding Ltd.
2015-2A, 2.58% due 12/05/24[2,3]	18,500,000	18,278,018
2014-3X INC, due 07/22/26[4]	9,500,000	5,242,236
2007-1A, 2.13% due 05/10/21[2,3]	3,250,000	3,083,400
2015-1A, 2.84% due 01/22/27[2,3]	3,000,000	2,969,980
2015-2A, 2.73% due 04/15/27[2,3]	2,000,000	1,962,091
2014-1A, 3.70% due 08/14/24[2,3]	1,250,000	1,233,844
2014-1A, 3.43% due 04/18/25[2,3]	500,000	482,139
LMREC, Inc.
2015-CRE1, 2.20% due 02/22/32[2,3]	20,000,000	19,627,636
2015-CRE1, 3.95% due 02/22/32[2,3]	2,000,000	1,918,181
Golub Capital Partners CLO Ltd.
2015-25A, 2.43% due 08/05/27[2,3]	16,500,000	15,917,735
2014-21A, 3.09% due 10/25/26[2,3]	2,700,000	2,596,648
2014-10A, 3.58% due 10/20/21[2,3]	1,000,000	982,801
2014-18A, 4.14% due 04/25/26[2,3]	500,000	461,540
2013-17A, 4.47% due 10/25/25[2,3]	400,000	389,449
Fortress Credit BSL II Ltd.
2013-2A, 2.13% due 10/19/25[2,3,7]	15,500,000	15,422,154
2013-2A, 2.88% due 10/19/25[2,3]	4,000,000	3,876,088
Black Diamond CLO Ltd.
2013-1A, 2.04% due 02/01/23[2,3]	15,804,856	15,528,271
2014-1A, 3.48% due 02/06/26[2,3]	2,000,000	1,910,699
2013-1A, 3.89% due 02/01/23[2,3]	650,000	634,914
Brightwood Capital Fund III Holdings
3.22% due 04/29/23†††	17,500,000	17,516,608
PFP Ltd.
2015-2, 2.43% due 07/14/34[2,3]	16,500,000	16,370,011
Great Lakes CLO Ltd.
2015-1A, 2.58% due 07/15/26[2,3]	10,000,000	10,039,961
2015-1A, 3.33% due 07/15/26[2,3]	4,000,000	3,863,179
2012-1A, 4.73% due 01/15/23[2,3]	1,250,000	1,224,002
2012-1A, due 01/15/23[3,4]	1,000,000	454,459
2014-1A, 4.38% due 04/15/25[2,3]	250,000	241,201
WhiteHorse VIII Ltd.
2014-1A, 2.69% due 05/01/26[2,3]	15,750,000	15,085,635
RFTI Issuer Ltd.
2015-FL1, 2.19% due 08/15/302,[14]	10,000,000	9,985,628
2015-FL1, 4.32% due 08/15/302,[14]	5,000,000	4,824,976

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
Fortress Credit Investments IV Ltd.
2015-4A, 2.53% due 07/17/23[2,3]	$14,000,000	$13,825,773
2015-4A, 3.53% due 07/17/23[2,3]	1,000,000	954,244
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[2,3,7]	14,393,000	14,074,436
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 0.90% due 10/23/21[2,3]	13,970,026	13,738,425
Regatta IV Funding Ltd.
2014-1A, 3.59% due 07/25/26[2,3]	13,000,000	12,394,435
2014-1A, 5.59% due 07/25/26[2,3]	1,600,000	1,133,501
Oaktree EIF II Series Ltd.
2014-A2, 2.93% due 11/15/25[2,3]	8,000,000	7,859,734
2014-A2, 3.83% due 11/15/25[2,3]	5,300,000	5,182,906
Venture CLO Ltd.
2015-11A, 2.58% due 11/14/22[2,3]	11,500,000	11,281,599
2013-14A, 3.42% due 08/28/25[2,3]	1,250,000	1,207,937
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,4]	13,600,000	11,603,504
Atrium XI
2014-11A, 3.84% due 10/23/25[2,3]	11,500,000	11,340,799
ACIS CLO Ltd.
2015-6A, 3.12% due 05/01/27[2,3]	7,500,000	7,280,768
2013-1A, 3.58% due 04/18/24[2,3]	1,650,000	1,507,759
2013-2A, 3.84% due 10/14/22[2,3]	375,000	372,201
West CLO Ltd.
2012-1A, 3.04% due 10/30/23[2,3]	9,200,000	9,029,883
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[3,4]	10,000,000	8,976,258
Resource Capital Corporation
2015-CRE3, 2.85% due 03/15/32[2,3]	4,500,000	4,289,642
2015-CRE3, 3.60% due 03/15/32[2,3]	3,000,000	2,826,783
2014-CRE2, 2.95% due 04/15/32[2,3]	2,000,000	1,845,108
Babson CLO Ltd.
2014-3A, 3.63% due 01/15/26[2,3]	6,000,000	5,794,333
2012-2A, due 05/15/23[3,4]	4,750,000	2,357,526
2014-IA, due 07/20/25[3,4]	1,300,000	648,155
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[3,4]	8,920,000	5,387,162
2014-1A, 3.63% due 04/17/25[2,3]	2,500,000	2,432,892
2014-2A, 4.53% due 07/20/23[2,3]	750,000	716,631
Venture XVII CLO Ltd.
2014-17A, 3.48% due 07/15/26[2,3]	8,750,000	8,354,747
Neuberger Berman CLO XVII Ltd.
2014-17A, 3.40% due 08/04/25[2,3]	8,500,000	8,054,494
KKR CLO Ltd.
2015-12, 2.93% due 07/15/27[2,3]	8,000,000	7,936,143
Fifth Street SLF II Ltd.
2015-2A, 2.56% due 09/29/27[2,3]	8,000,000	7,838,018
Newstar Commercial Loan Funding LLC
2016-1A, 4.37% due 02/25/28[2,3]	5,750,000	5,722,485
2015-1A, 3.43% due 01/20/27[2,3]	1,000,000	942,731
2013-1A, 5.17% due 09/20/23[2,3]	700,000	625,576
2014-1A, 4.23% due 04/20/25[2,3]	500,000	465,736
Voya CLO Ltd.
2013-1X, due 04/15/24[4]	9,500,000	5,316,736
2015-3A, 3.58% due 10/15/22[2,3]	2,250,000	2,240,313
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.55% due 07/20/26[2,3]	7,300,000	6,987,473
Vibrant Clo IV Ltd.
2016-4A, 3.08% due 07/20/28†††,2,3	7,000,000	6,895,000
Ares XXVI CLO Ltd.
2013-1A, 3.38% due 04/15/25[2,3]	5,000,000	4,779,339
2013-1A, due 04/15/25[3,4]	4,300,000	2,113,554
Vibrant CLO Limited
2015-1A, 3.43% due 07/17/24[2,3]	7,000,000	6,826,793
Garrison Funding Ltd.
2015-1A, 3.16% due 05/25/27[2,3]	6,250,000	6,215,257
2013-2A, 4.04% due 09/25/23[2,3]	500,000	490,942
TICC CLO LLC
2012-1A, 4.16% due 08/25/23[2,3]	6,250,000	6,207,248

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
2012-1A, 5.41% due 08/25/23[2,3]	$350,000	$350,219
Marathon CLO VII Ltd.
2014-7A, 4.13% due 10/28/25[2,3]	4,000,000	3,864,320
2014-7A, 3.28% due 10/28/25[2,3]	2,500,000	2,441,282
Cereberus ICQ Levered LLC
2015-1A, 2.73% due 11/06/25[2,3]	4,000,000	3,963,249
2015-1A, 3.68% due 11/06/25[2,3]	2,250,000	2,224,099
Fifth Street Senior Loan Fund I LLC
2015-1A, 2.63% due 01/20/27[2,3]	5,000,000	4,935,791
2015-1A, 3.63% due 01/20/27[2,3]	1,250,000	1,228,789
Steele Creek CLO Ltd.
2014-1A, 2.90% due 08/21/26[2,3]	5,800,000	5,707,200
2014-1A, 3.85% due 08/21/26[2,3]	250,000	241,813
Fortress Credit Funding V, LP
2015-5A, 3.27% due 08/15/22[2,3]	6,000,000	5,945,947
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[2,3]	5,000,000	4,946,872
2014-3A, 3.16% due 04/28/26[2,3]	650,000	634,319
2014-3A, 3.88% due 04/28/26[2,3]	400,000	363,161
Northwoods Capital XIV Ltd.
2014-14A, 3.09% due 11/12/25[2,3]	6,000,000	5,880,000
Avery
2013-3X COM, due 01/18/25[4]	7,500,060	5,833,884
Cerberus Onshore II CLO LLC
2014-1A, 2.63% due 10/15/23[2,3]	3,564,919	3,561,809
2014-1A, 2.98% due 10/15/23[2,3]	2,250,000	2,239,712
Babson CLO Limited
2014-IA, 3.33% due 07/20/25[2,3]	5,950,000	5,661,837
Muir Woods CLO Ltd.
2012-1A, 3.26% due 09/14/23[2,3]	5,500,000	5,464,564
TICP CLO I Ltd.
2014-1A, 3.64% due 04/26/26[2,3]	5,500,000	5,340,043
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,4]	6,000,000	5,200,580
SHACKLETON CLO Ltd.
2013-4A, 2.63% due 01/13/25[2,3]	5,000,000	4,852,651
Golub Capital Partners Clo 24M Ltd.
2015-24A, 3.33% due 02/05/27[2,3]	5,000,000	4,836,680
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.36% due 10/10/26[2,3]	5,000,000	4,832,682
Mountain Hawk II CLO Ltd.
2013-2A, 2.33% due 07/22/24[2,3]	5,000,000	4,713,602
Telos CLO Ltd.
2013-3A, 3.63% due 01/17/24[2,3]	2,000,000	1,952,744
2014-6A, 2.73% due 01/17/27[2,3]	1,500,000	1,453,403
2007-2A, 2.83% due 04/15/22[2,3]	1,100,000	1,056,992
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.50% due 12/20/24[2,3]	4,000,000	3,655,887
2012-2A, 5.15% due 12/20/24[2,3]	600,000	498,541
ACAS CLO Ltd.
2014-1A, 2.97% due 09/20/23[2,3]	4,000,000	3,996,580
Cavalry CLO II
2013-2A, 1.98% due 01/17/24[2,3]	4,000,000	3,984,393
TICP CLO II Ltd.
2014-2A, 3.93% due 07/20/26[2,3]	2,850,000	2,490,375
2014-2A, 3.63% due 07/20/26[2,3]	1,500,000	1,451,044
Canyon Capital CLO Ltd.
2013-1A, 2.58% due 01/15/24[2,3]	4,000,000	3,888,855
Regatta III Funding Ltd.
2014-1A, 3.48% due 04/15/26[2,3]	4,000,000	3,796,018
Kingsland V Ltd.
2007-5A, 1.43% due 07/14/21[2,3]	4,000,000	3,720,183
MT Wilson CLO II Ltd.
2007-2A, 3.38% due 07/11/20[2,3]	4,000,000	3,608,948
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.79% due 07/28/26[2,3]	3,600,000	3,536,073
Cent CLO
2014-16A, 2.89% due 08/01/24[2,3]	1,750,000	1,743,621

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
2014-16A, 3.84% due 08/01/24[2,3]	$1,750,000	$1,739,242
Madison Park Funding VIII Ltd.
2014-8A, 3.44% due 04/22/22[2,3]	2,000,000	1,981,498
2014-8A, 2.84% due 04/22/22[2,3]	1,500,000	1,491,133
ACRE Commercial Mortgage Trust
2014-FL2, 2.93% due 08/15/31[2,3]	3,500,000	3,449,526
Greywolf CLO III Ltd.
2014-1A, 3.49% due 04/22/26[2,3]	2,000,000	1,950,000
2014-1A, 2.69% due 04/22/26[2,3]	1,500,000	1,470,877
CIFC Funding 2013-III Ltd.
2013-3A, 3.29% due 10/24/25[2,3]	3,500,000	3,361,168
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[2,3]	3,400,000	3,358,832
Oaktree EIF I Series A1 Ltd.
2016-A, 4.39% due 01/20/27[2,3]	3,250,000	3,258,546
NewMark Capital Funding 2014-2 CLO Ltd.
2014-2A, 2.90% due 06/30/26[2,3]	3,250,000	3,188,698
Golub Capital Partners CLO 17 Ltd.
2013-17A, 3.04% due 10/25/25[2,3]	3,250,000	3,166,761
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.18% due 10/15/26[2,3]	1,750,000	1,621,850
2014-5A, 3.28% due 10/15/26[2,3]	1,500,000	1,464,461
Dryden XXIII Senior Loan Fund
2014-23A, 4.53% due 07/17/23[2,3]	2,000,000	1,851,617
2014-23A, 3.58% due 07/17/23[2,3]	1,250,000	1,218,648
Madison Park Funding Ltd.
2007-6A, 3.89% due 07/26/21[2,3]	3,000,000	2,994,975
KKR Financial CLO Ltd.
2007-1A, 5.63% due 05/15/21[2,3]	2,500,000	2,493,012
2012-1A, 3.95% due 12/15/24[2,3]	500,000	497,847
Venture X CLO Ltd.
2012-10A, 3.88% due 07/20/22[2,3]	3,000,000	2,989,236
Benefit Street Partners CLO Ltd.
2015-IA, 3.73% due 10/15/25[2,3]	3,000,000	2,934,798
Octagon Investment Partners XIX Ltd.
2014-1A, 3.48% due 04/15/26[2,3]	3,000,000	2,919,837
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.63% due 10/15/26[2,3]	3,000,000	2,901,201
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[2,3]	2,100,000	1,956,998
2007-1A, 0.89% due 08/01/24[2,3]	963,135	941,452
Crown Point CLO III Ltd.
2015-3A, 3.68% due 12/31/27[2,3]	3,000,000	2,839,427
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.93% due 10/20/25[2,3]	2,000,000	1,925,458
2013-7A, 4.08% due 10/20/25[2,3]	1,000,000	913,732
Shackleton 2014-VI CLO
2014-6A, 3.73% due 07/17/26[2,3]	2,950,000	2,829,682
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 5.88% due 07/15/26[2,3]	3,600,000	2,646,000
OHA Credit Partners VI Ltd.
2015-6A, 3.13% due 05/15/23[2,3]	2,500,000	2,500,504
Marathon CLO IV Ltd.
2012-4A, 3.64% due 05/20/23[2,3]	2,500,000	2,492,476
Eaton Vance CLO 2013-1 Ltd.
2013-1A, 2.43% due 11/13/24[2,3]	2,500,000	2,430,712
Flatiron CLO 2013-1 Ltd.
2013-1A, 3.38% due 01/17/26[2,3]	1,450,000	1,386,913
2013-1A, 5.98% due 01/17/26[2,3]	2,000,000	1,037,967
Galaxy XVIII CLO Ltd.
2014-18A, 3.63% due 10/15/26[2,3]	2,500,000	2,406,250
Venture XVI CLO Ltd.
2014-16A, 3.38% due 04/15/26[2,3]	2,500,000	2,376,632
Catamaran CLO 2012-1 Ltd.
2012-1A, 5.90% due 12/20/23[2,3]	3,000,000	2,359,970

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
OCP CLO 2015-8 Ltd.
2015-8A, 6.13% due 04/17/27[2,3]	$3,000,000	$2,327,023
TICP CLO III Ltd.
2014-3A, 3.88% due 01/20/27[2,3]	2,250,000	2,204,782
Oaktree EIF II Series B1 Ltd.
2015-B1A, 2.93% due 02/15/26[2,3]	2,205,000	2,163,688
St. James River CLO Ltd.
2007-1A, 2.96% due 06/11/21[2,3]	2,250,000	2,142,953
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.24% due 07/25/25[2,3]	1,000,000	930,822
2014-1A, 4.76% due 07/25/25[3]	700,000	686,462
2014-1A, 3.94% due 07/25/25[2,3]	400,000	376,784
ALM VII R Ltd.
2013-7RA, 3.24% due 04/24/24[2,3]	2,000,000	1,985,375
Symphony CLO X Ltd.
2015-10A, 3.49% due 07/23/23[2,3]	2,000,000	1,975,897
KKR CLO Trust
2012-1A, 2.70% due 12/15/24[2,3]	2,000,000	1,965,417
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[2,3]	2,000,000	1,958,000
Anchorage Capital CLO 2012-1 Ltd.
2012-1A, 3.43% due 01/13/25[2,3]	2,000,000	1,937,290
Mountain Hawk I CLO Ltd.
2013-1A, 2.81% due 01/20/24[2,3]	2,000,000	1,914,363
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.08% due 10/18/25[2,3]	1,000,000	972,089
2014-9A, 3.93% due 10/18/25[2,3]	1,000,000	928,675
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[2,3]	2,000,000	1,881,642
Sound Point CLO IV Ltd.
2013-3A, 2.98% due 01/21/26[2,3]	2,000,000	1,869,201
Resource Capital Corp.
2015-CRE3, 4.45% due 03/15/32[2,3]	2,000,000	1,864,228
NewStar Clarendon Fund CLO LLC
2015-1A, 3.99% due 01/25/27[2,3]	2,000,000	1,863,098
Neuberger Berman CLO Ltd.
2012-12X SUB, due 07/25/23[4]	3,000,000	1,229,669
2012-12A, due 07/25/23[3,4]	1,500,000	614,834
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[3,4]	3,700,000	1,807,292
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[3,4]	2,000,000	1,742,149
Westchester CLO Ltd.
2007-1A, 1.08% due 08/01/22[2,3]	1,850,000	1,713,399
Newstar Trust
2012-2A, 4.88% due 01/20/23[2,3]	1,000,000	947,408
2012-2A, 3.88% due 01/20/23[2,3]	750,000	742,020
KVK CLO 2013-2 Ltd.
2013-2A, 2.63% due 01/15/26[2,3]	1,750,000	1,642,712
Race Point V CLO Ltd.
2014-5A, 3.50% due 12/15/22[2,3]	1,100,000	1,094,637
2014-5A, 4.40% due 12/15/22[2,3]	500,000	495,609
Gramercy Park CLO Ltd.
2014-1A, 3.58% due 07/17/23[2,3]	1,600,000	1,587,962
Catamaran CLO 2014-2 Ltd.
2014-2A, 6.28% due 10/18/26[2,3]	2,500,000	1,493,202
Adirondack Park CLO Ltd.
2013-1A, 3.68% due 04/15/24[2,3]	1,500,000	1,469,448
ACA CLO Ltd.
2007-1A, 1.58% due 06/15/22[2,3]	1,575,000	1,468,466
ING Investment Management CLO Ltd.
2007-4A, 2.84% due 06/14/22[2,3]	1,500,000	1,443,171
NYLIM Flatiron CLO Ltd.
2006-1A, 2.10% due 08/08/20[2,3]	1,500,000	1,426,888
MCF CLO I LLC
2013-1A, 4.18% due 04/20/23[2,3]	1,500,000	1,403,832
KVK CLO Ltd.
2013-1A, due 04/14/25[3,4]	3,800,000	1,364,973

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
Shackleton 2013-III CLO Ltd.
2013-3A, 6.13% due 04/15/25[2,3]	$2,250,000	$1,268,046
COA Summit CLO Limited
2014-1A, 3.43% due 04/20/23[2,3]	1,250,000	1,222,542
AMMC CLO XIII Ltd.
2013-13A, 6.39% due 01/26/26[2,3]	2,000,000	1,221,365
Galaxy XI CLO Ltd.
2011-11A, 4.29% due 08/20/22[2,3]	1,250,000	1,187,039
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.63% due 12/20/18[2,3]	1,036,000	1,021,013
ALM XIV Ltd.
2014-14A, 3.58% due 07/28/26[2,3]	750,000	736,510
2014-14A, 4.08% due 07/28/26[2,3]	300,000	276,021
Ares XXIII CLO Ltd.
2014-1A, 3.83% due 04/19/23[2,3]	1,000,000	999,989
Churchill Financial Cayman Ltd.
2007-1A, 3.23% due 07/10/19[2,3]	1,000,000	997,884
Symphony CLO XV Ltd.
2014-15A, 3.83% due 10/17/26[2,3]	1,000,000	994,013
Gallatin CLO VII Ltd.
2014-1A, 3.53% due 07/15/23[2,3]	1,000,000	987,544
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.78% due 11/14/25[2,3]	1,000,000	974,401
Catamaran CLO Ltd.
2015-1A, 3.74% due 04/22/27[2,3]	1,000,000	964,993
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[2,3]	1,000,000	957,362
San Gabriel CLO Ltd.
2007-1A, 2.91% due 09/10/21[2,3]	1,000,000	954,196
Limerock CLO II Ltd.
2014-2A, 3.48% due 04/18/26[2,3]	1,000,000	954,026
WhiteHorse IV Ltd.
2007-4A, 2.13% due 01/17/20[2,3]	1,000,000	948,888
NXT Capital CLO LLC
2015-1A, 4.28% due 04/21/27[2,3]	1,000,000	927,577
Highbridge Loan Management Ltd.
2013-2A, 4.33% due 10/20/24[2,3]	1,000,000	895,953
Lime Street CLO Ltd.
2007-1A, 3.15% due 06/20/21[2,3]	1,000,000	808,260
Venture XII CLO Ltd.
2013-12A, 3.52% due 02/28/24[2,3]	750,000	727,902
Grayson CLO Ltd.
2006-1A, 1.05% due 11/01/21[2,3]	750,000	694,477
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[3,4]	1,200,000	565,549
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,4]	1,000,000	524,098
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 4.65% due 06/15/28[2,3]	500,000	499,958
DIVCORE CLO Ltd.
2013-1A, 4.34% due 11/15/32[2,3]	500,000	495,208
OZLM Funding V Ltd.
2013-5A, 3.63% due 01/17/26[2,3]	500,000	487,280
AMMC CLO XIV Ltd.
2014-14A, 3.44% due 07/27/26[2,3]	500,000	476,794
Westwood CDO I Ltd.
2007-1A, 1.31% due 03/25/21[2,3]	500,000	467,390
NewStar Commercial Loan Trust
2007-1A, 1.97% due 09/30/22[2,3]	500,000	464,632
Finn Square CLO Ltd.
2012-1A, due 12/24/23[3,4]	1,000,000	424,137
MCF CLO IV LLC
2014-1A, 6.22% due 10/15/25[2,3]	500,000	405,921
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[3,4]	750,000	299,352
Copper River CLO Ltd.
2007-1A, due 01/20/21[2,3,4]	1,500,000	275,717
Eastland CLO Ltd.
2007-1A, 1.04% due 05/01/22[2,3]	250,000	231,134
ICE EM CLO
2007-1A, 1.46% due 08/15/22[2,3]	146,364	145,105
BlackRock Senior Income Series Corp.
2004-1X NOTE, due 09/15/16†††,4	496,446	1

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Loan Obligations - 23.8% (continued)
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,2,3,[4]	$250,000	$–
Total Collateralized Loan Obligations		780,620,223
Transport-Aircraft - 4.2%
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[3]	21,693,750	21,422,578
2014-1, 5.12% due 12/15/29[2]	8,625,000	8,327,438
2014-1, 7.38% due 12/15/29[2]	2,653,846	2,633,942
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	29,857,143	29,550,408
2015-1A, 5.07% due 02/15/40[3]	2,488,095	2,359,063
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[3]	20,666,728	20,531,113
2014-1, 5.25% due 02/15/29[3]	1,815,423	1,793,638
2014-1, 7.50% due 02/15/29[3]	896,935	887,069
ECAF I Ltd.
2015-1A, 4.95% due 07/15/40[3,7]	16,106,543	15,855,201
2015-1A, 3.47% due 06/15/40[3]	1,734,940	1,674,217
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	8,300,000	8,299,773
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[3]	5,370,939	5,335,528
Rise Ltd.
2014-1, 4.74% due 02/12/39	4,740,625	4,674,256
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39†††	3,646,000	3,632,994
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[3]	2,682,500	2,584,857
AASET
2014-1 C, 10.00% due 12/15/29†††	2,550,587	2,547,761
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,641,242	1,633,036
2013-1, 6.35% due 10/15/38[3]	351,695	344,661
Stripes
2013-1 A1, 3.94% due 03/20/23†††,1	1,817,987	1,764,570
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	1,298,563	1,277,070
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,113,414	1,086,693
AABS Ltd.
2013-1, 4.87% due 01/15/38	293,671	291,468
Airplanes Pass Through Trust
2001-1A, 0.99% due 03/15/192,[14]	740,322	226,168
Total Transport-Aircraft		138,733,502
Collateralized Debt Obligations - 3.8%
Putnam Structured Product Funding Ltd.
2003-1A, 1.44% due 10/15/38[2,3]	35,300,000	29,808,126
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	20,500,000	20,880,054
2016-2A, 5.29% due 05/12/31[3]	5,000,000	5,070,122
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[2,3]	25,885,888	24,480,708
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[3]	13,000,000	13,373,488
SRERS Funding Ltd.
2011-RS, 0.69% due 05/09/46[2,3]	10,700,000	6,420,000
2011-RS, 0.70% due 05/09/46[2,3]	4,077,560	3,958,589
Gramercy Real Estate CDO Ltd.
2006-1A, 1.01% due 07/25/41[2,3]	8,079,033	7,903,768
2007-1A, 0.91% due 08/15/56[2,3]	1,526,840	1,410,566
N-Star REL CDO VIII Ltd.
2006-8A, 0.83% due 02/01/41[2,3]	3,650,000	3,458,255
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[3]	3,000,000	3,143,158
Banco Bradesco SA
2014-1, 4.21% due 03/12/26†††,2,[14]	3,043,788	3,129,178

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES††- 33.8% (continued)
Collateralized Debt Obligations - 3.8% (continued)
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	$1,812,879	$1,704,416
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.08% due 11/21/40[2,3]	1,250,000	1,193,254
N-Star Real Estate CDO IX Ltd.
0.77% due 02/01/41[1]	390,226	384,102
Total Collateralized Debt Obligations		126,317,784
Whole Business - 0.9%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3,7]	23,000,000	23,586,500
Drug Royalty III Limited Partnership 1
2016-1A, 3.98% due 04/15/27[3]	4,500,000	4,495,309
Total Whole Business		28,081,809
Net Lease - 0.5%
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[3]	4,994,992	5,213,523
2014-4A, 4.63% due 01/20/45[3]	2,000,000	1,868,124
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	5,814,881	5,682,005
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/42[3]	1,793,777	1,825,248
2013-1A, 4.16% due 03/20/43[3]	1,752,053	1,739,454
Total Net Lease		16,328,354
Financial - 0.2%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[3]	4,000,000	4,000,000
Hana Small Business Lending Loan Trust
2014-2014, 3.06% due 01/25/40[2,3]	1,537,298	1,525,923
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[3]	825,595	855,679
2010-CX, 0.92% due 07/10/17[2]	631,657	625,197
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.82% due 07/09/17[2]	520,000	511,626
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††,1	500,000	507,779
Total Financial		8,026,204
Industrial - 0.2%
AGNICO-EAGLE MINES Ltd.
4.84% due 06/30/26[1]	6,000,000	6,069,359
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	5,475,000	5,444,893
Total Asset Backed Securities
(Cost $1,131,527,575)		1,109,622,128

COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.9%
Residential Mortgage Backed Securities - 21.2%
LSTAR Securities Investment Trust
2015-1, 2.46% due 01/01/20[2,3]	35,442,012	34,382,828
2015-4, 2.46% due 04/01/20[2,3]	31,385,477	30,757,768
2016-2, 2.46% due 03/01/21[2,3]	27,202,597	26,450,391
2014-1, 3.57% due 09/01/21[2,3]	22,274,289	22,051,546
2015-3, 2.46% due 03/01/20[2,3]	20,762,377	20,444,339
2015-2, 2.46% due 01/01/20[2,3]	20,446,597	20,088,782
2015-5, 2.47% due 04/01/20[2,3]	14,491,510	14,219,794
2015-10, 2.46% due 11/01/20[2,3]	6,994,281	6,836,910
2015-6, 2.47% due 05/01/20[2,3]	4,596,790	4,493,362
RALI Series Trust
2006-QO10, 0.61% due 01/25/37[2]	18,548,490	14,631,101
2007-QO2, 0.60% due 02/25/47[2]	15,064,304	7,929,484
2006-QO2, 0.67% due 02/25/46[2]	15,485,910	6,717,165
2007-QO4, 0.64% due 05/25/47[2]	7,110,775	5,513,711
2005-QO1, 1.94% due 08/25/35[2]	4,741,210	3,993,373
2006-QS8, 0.90% due 08/25/36[2]	6,350,837	3,988,616
2006-QO2, 0.72% due 02/25/46[2]	6,303,751	2,795,258
2007-QO3, 0.61% due 03/25/47[2]	3,072,125	2,501,406
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[3,8]	32,151,365	32,144,699

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.9% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Lehman XS Trust Series
2005-9N, 0.72% due 02/25/36[2]	$12,157,969	$9,618,052
2007-2N, 0.63% due 02/25/37[2]	12,576,297	8,515,473
2007-15N, 0.70% due 08/25/37[2]	6,747,484	5,494,665
2005-7N, 0.72% due 12/25/35[2]	3,494,230	2,927,090
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	81,071,936	13,401,191
2006-1, 0.73% due 03/25/46[2]	8,987,667	7,172,897
2006-1, 0.85% due 03/25/46[2]	4,031,967	3,222,941
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.27% due 11/25/46[2]	23,366,620	16,674,165
2006-7, 4.48% due 09/25/36	3,320,304	1,858,801
2006-AR9, 1.28% due 11/25/46[2]	1,237,882	817,005
2006-8, 4.64% due 10/25/36	577,057	377,189
Nomura Resecuritization Trust
2016-1R, 3.45% due 01/28/38†††,2,3	14,754,328	14,492,524
2015-4R, 1.21% due 03/26/36[2,3]	2,708,814	2,446,601
2015-4R, 0.99% due 12/26/36[2,3]	2,056,616	1,993,478
2012-1R, 0.89% due 08/27/47[2,3]	248,495	236,269
CSMC Series
2015-12R, 0.95% due 11/30/37[2,3]	19,970,000	17,727,900
American Home Mortgage Assets Trust
2006-4, 0.64% due 10/25/46[2]	15,826,063	10,397,970
2007-1, 1.14% due 02/25/47[2]	13,040,595	7,116,511
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[2,3]	17,118,270	17,142,657
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.22% due 07/25/47[2]	11,517,088	9,148,988
2007-OA3, 1.21% due 04/25/47[2]	7,794,746	5,749,586
2006-AR11, 1.36% due 09/25/46[2]	2,163,828	1,556,231
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	16,060,512	16,122,150
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[3]	16,099,932	15,988,656
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.59% due 07/25/37[2,3]	10,137,292	8,605,406
2007-HE2A, 0.58% due 07/25/37[2,3]	8,335,811	7,211,462
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[2,3]	17,046,394	15,517,656
GSMSC Resecuritization Trust
2015-5R, 0.58% due 02/26/37[2,3]	17,822,724	15,514,858
Impac Secured Assets CMN Owner Trust
2005-2, 0.70% due 03/25/36[2]	19,602,254	15,056,100
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[3]	13,830,338	13,711,857
NRPL Trust
2015-1A, 3.88% due 11/01/54[3]	9,009,910	8,987,133
2014-2A, 3.75% due 10/25/57[2,3]	3,606,915	3,594,415
Banc of America Funding Trust
2014-R7, 0.59% due 09/26/36[2,3]	7,598,049	7,130,769
2015-R4, 0.62% due 01/27/35[2,3]	4,665,658	4,337,753
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[3]	11,443,209	11,323,075
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[3]	10,188,428	10,126,195
GCAT LLC
2014-2, 3.72% due 10/25/19[3,8]	7,458,958	7,415,617
2015-1, 3.63% due 05/26/20[3]	2,371,759	2,364,798
HarborView Mortgage Loan Trust
2006-14, 0.60% due 01/25/47[2]	11,204,591	8,439,105

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.9% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.21% due 04/25/47[2]	$5,343,650	$4,509,069
2006-OA1, 0.65% due 02/25/47[2]	4,625,378	3,745,516
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[2,3]	8,601,177	8,116,120
Morgan Stanley Resecuritization Trust
2014-R9, 0.58% due 11/26/46[2,3]	8,261,513	7,565,068
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[3]	3,960,876	3,965,788
2015-1A, 3.84% due 05/25/18[3]	3,196,638	3,196,510
IndyMac INDX Mortgage Loan Trust
2005-AR18, 1.23% due 10/25/36[2]	10,282,124	7,025,390
BCAP LLC
2014-RR2, 0.72% due 03/26/36[2,3]	4,503,751	4,258,793
2014-RR3, 0.58% due 10/26/36[2,3]	2,677,017	2,579,573
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[3]	6,500,099	6,450,229
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[3]	6,341,976	6,310,531
Soundview Home Loan Trust
2007-1, 0.62% due 03/25/37[2]	6,485,670	6,037,278
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[3]	6,020,019	6,019,615
RALI Series 2005-QO1 Trust
2005-QO1, 0.75% due 08/25/35[2]	7,170,466	5,556,284
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 0.98% due 07/25/35[2]	5,000,000	4,508,921
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[3]	4,435,004	4,418,018
GSAA Home Equity Trust
2006-14, 0.62% due 09/25/36[2]	6,581,354	3,377,449
2007-7, 0.72% due 07/25/37[2]	520,804	461,239
Luminent Mortgage Trust
2006-2, 0.65% due 02/25/46[2]	5,679,287	3,828,517
GreenPoint Mortgage Funding Trust
2005-HE4, 0.92% due 07/25/30[2]	3,331,486	3,231,002
2007-AR1, 0.53% due 02/25/47[2]	76,911	75,889
First NLC Trust
2005-1, 0.91% due 05/25/35[2]	3,701,284	3,102,990
GSAA Trust
2005-10, 1.10% due 06/25/35[2]	3,312,000	2,993,047
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	2,677,148	2,355,505
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[3]	1,501,090	1,470,409
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	1,013,567	1,033,980
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6, 0.62% due 01/25/37[2]	1,193,828	1,009,012
Alliance Bancorp Trust
2007-OA1, 0.69% due 07/25/37[2]	1,270,625	899,116
GSAMP Trust
2005-HE6, 0.89% due 11/25/35[2]	800,000	760,484
Morgan Stanley Re-REMIC Trust
2010-R5, 0.97% due 06/26/36[2,3]	517,576	375,098
Total Residential Mortgage Backed Securities		698,712,162
Commercial Mortgage Backed Securities - 6.3%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.92% due 02/10/49[2]	23,800,000	24,675,483
2015-GC35, 1.06% due 11/10/48[2]	34,399,952	1,958,537
2015-GC29, 1.31% due 04/10/48[2]	24,888,093	1,757,697
2013-GC15, 4.37% due 09/10/46[2]	380,000	434,053

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.9% (continued)
Commercial Mortgage Backed Securities - 6.3% (continued)
Hilton USA Trust
2013-HLT, 5.22% due 11/05/30[2,3]	$11,700,000	$11,773,498
2013-HLF, 4.22% due 11/05/30[2,3]	7,208,379	7,182,771
2013-HLF, 3.21% due 11/05/30[2,3]	6,256,329	6,252,289
2013-HLT, 4.41% due 11/05/30[3]	1,850,000	1,860,979
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.52% due 01/15/59[2]	125,977,579	11,793,629
2016-NXS5, 1.74% due 01/15/59[2]	30,914,077	3,043,370
2015-NXS4, 1.11% due 12/15/48[2]	39,870,834	2,590,133
2015-P2, 1.17% due 12/15/48[2]	34,918,834	2,403,107
2015-C30, 1.17% due 09/15/58[2]	33,743,112	2,274,191
2016-C32, 4.88% due 01/15/59[2]	1,400,000	1,498,305
2015-NXS1, 1.34% due 05/15/48[2]	11,892,671	852,845
2015-NXS4, 4.22% due 12/15/48[2]	64,000	68,866
COMM Mortgage Trust
2015-CR26, 1.21% due 10/10/48[2]	89,429,381	6,240,472
2015-CR26, 4.64% due 10/10/48[2]	3,400,000	3,322,277
2015-CR23, 1.15% due 05/10/48[2]	49,613,594	2,930,248
2013-CR13, 1.13% due 12/10/23[2]	52,504,039	2,391,669
2015-CR27, 1.32% due 10/10/48[2]	31,850,284	2,285,312
2015-CR27, 4.62% due 10/10/48[2]	1,500,000	1,487,052
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.69% due 02/15/33[2,3]	18,000,000	18,021,456
JPMDB Commercial Mortgage Securities Trust
2016-C2, 3.56% due 06/15/49[2]	14,300,000	12,857,629
2016-C2, 1.87% due 06/15/49[2]	33,137,480	3,702,842
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[3]	15,000,000	14,690,774
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/14/31[2,3]	7,600,000	7,546,259
2016-UBS9, 4.70% due 03/15/49[2]	275,000	278,059
JP Morgan Chase Commercial Mortgage Securities Trust
2015-CSMO, 3.74% due 01/15/32[2,3]	4,900,000	4,860,037
2015-JP1, 4.90% due 01/15/49[2]	2,800,000	2,848,184
Comm 2013-CCRE13 Mortgage Trust
2013-CR13, 4.91% due 12/10/23[2]	4,650,000	4,953,768
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.94% due 12/15/27[2,3]	3,000,000	2,944,762
2014-BXCH, 4.69% due 12/15/27[2,3]	2,000,000	1,951,878
JPMBB Commercial Mortgage Securities Trust
2013-C17, 5.05% due 01/15/47[2]	2,500,000	2,624,035
2013-C12, 0.95% due 07/15/45[2]	54,154,794	1,606,015
DBJPM Mortgage Trust
2016-C1, 3.51% due 05/10/49[2]	4,450,000	3,968,641
CSAIL Commercial Mortgage Trust
2015-C1, 1.11% due 04/15/50[2]	58,507,827	3,402,944
CFCRE Commercial Mortgage Trust
2016-C3, 1.26% due 01/10/48[2]	40,870,748	3,161,467
CSAIL 2016-C6 Commercial Mortgage Trust
2016-C6, 4.91% due 01/15/49[2]	3,000,000	3,071,082
COMM 2015-CCRE24 Mortgage Trust
2015-CR24, 4.52% due 08/10/55[2]	2,967,000	2,977,232
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.20% due 12/15/47[2]	41,882,948	2,895,469
BXHTL Mortgage Trust
2015-JWRZ, 3.29% due 05/15/29[2,3]	2,500,000	2,413,164

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.9% (continued)
Commercial Mortgage Backed Securities - 6.3% (continued)
Hyatt Hotel Portfolio Trust
2015-HYT, 3.49% due 11/15/29[2,3]	$2,000,000	$1,964,899
BLCP Hotel Trust
2014-CLRN, 2.94% due 08/15/29[2,3]	1,500,000	1,445,515
GS Mortgage Securities Trust
2015-GC28, 1.31% due 02/10/48[2]	21,763,942	1,426,916
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 3.39% due 06/15/28[2,3]	1,500,000	1,405,896
WFRBS Commercial Mortgage Trust
2013-C12, 1.54% due 03/15/48[2,3]	14,086,041	870,017
LSTAR Commercial Mortgage Trust
2014-2, 5.02% due 01/20/41[2,3]	500,000	509,288
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	236,924
Total Commercial Mortgage Backed Securities		207,711,935
Government Agency - 1.2%
Fannie Mae[15]
#BA1742, 3.50% due 12/01/45	9,737,581	10,292,464
#BA2921, 4.00% due 12/01/45	4,982,910	5,347,306
#AL6307, 4.50% due 02/01/45	3,137,032	3,422,319
#AX3215, 4.50% due 09/01/44	1,997,172	2,178,702
#AS2288, 5.00% due 04/01/44	1,699,619	1,888,204
#AL4290, 4.50% due 10/01/43	1,253,994	1,368,292
#AL6671, 5.00% due 12/01/44	1,138,681	1,267,527
#MA1525, 3.50% due 08/01/43	980,210	1,036,457
due 01/15/33[10]	1,450,000	898,497
Freddie Mac[15]
#G60038, 3.50% due 01/01/44	3,840,957	4,054,989
#G08677, 4.00% due 11/01/45	3,616,445	3,871,845
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.68% due 12/25/24[2]	44,845,976	1,771,451
2014-K715, 2.86% due 01/25/21	450,000	477,884
Total Government Agency		37,875,937
Military Housing - 1.1%
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,[14]	8,464,394	11,020,299
2007-AETC, 5.75% due 02/10/52†††,[14]	8,336,784	8,854,723
2007-ROBS, 6.06% due 10/10/52[14]	4,832,860	4,964,024
2007-AET2, 6.06% due 10/10/52[14]	2,197,870	2,193,188
GMAC Commercial Mortgage Asset Corp.
2005-DRUM, 5.47% due 05/10/50[14]	4,742,315	5,276,236
2005-BLIS, 5.25% due 07/10/50†††,[14]	2,500,000	2,658,691
2003-PRES, 6.24% due 10/10/41†††,[14]	943,415	1,013,980
Total Military Housing		35,981,141
Mortgage Securities - 0.1%
Citigroup Commercial Mortgage Trust
2016-GC37, 1.98% due 04/10/49[2]	19,368,059	2,566,888
Total Collateralized Mortgage Obligations
(Cost $990,752,700)		982,848,063

CORPORATE BONDS††- 21.8%
Government - 6.2%
Fannie Mae[15]
2.13% due 04/24/26[7]	53,700,000	55,152,745
due 01/15/30[10]	4,000,000	2,812,556
0.88% due 02/08/18	1,500,000	1,507,649
due 01/15/35[10]	2,250,000	1,297,976
due 02/06/33[10]	1,456,000	900,240
due 07/15/32[10]	1,333,000	840,511
Fannie Mae Principal
due 05/15/29[10]	33,900,000	24,298,673
due 01/15/30[10]	34,000,000	24,002,980
due 05/15/30[10]	19,250,000	13,478,311
Freddie Mac[15]
due 12/14/29[10]	45,850,000	32,737,863
1.25% due 10/02/19	2,500,000	2,529,687
2.38% due 01/13/22	2,000,000	2,118,306
Freddie Mac Strips
due 03/15/31[10]	19,315,000	13,187,220
due 07/15/32[10]	13,700,000	8,949,004

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 21.8% (continued)
Government - 6.2% (continued)
Tennessee Valley Authority
4.25% due 09/15/65	$9,900,000	$11,618,294
5.38% due 04/01/56	7,210,000	10,026,442
Total Government		205,458,457
Financial - 4.8%
Citigroup, Inc.
6.25% due 12/31/49[2,11]	10,800,000	11,097,000
5.95% due 12/31/49[2,7,11]	10,990,000	10,729,068
5.88% due 12/31/49[2,11]	5,685,000	5,457,600
5.95% due 12/29/49[2,11]	5,000,000	4,940,625
Hospitality Properties Trust
5.25% due 02/15/26[7]	16,200,000	17,072,192
Bank of America Corp.
6.10% due 03/12/49[2,11]	10,500,000	10,657,500
6.30% due 12/31/49[2,11]	5,450,000	5,790,625
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3,7]	11,050,000	12,402,553
4.38% due 09/15/54[2,3]	3,000,000	2,955,000
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	8,725,000	9,560,298
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[2,3]	7,950,000	8,148,750
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[7]	5,000,000	4,937,500
5.88% due 02/01/22	1,000,000	942,630
Atlas Mara Ltd.
8.00% due 12/31/20[1]	6,600,000	5,544,000
Fort Benning Family Communities LLC
0.68% due 01/15/36†††,2,[14]	6,000,000	4,676,686
Citizens Financial Group, Inc.
5.50% due 12/31/49[2,7,11]	4,500,000	4,314,150
GEO Group, Inc.
5.88% due 10/15/24	3,375,000	3,417,188
Fifth Third Bancorp
4.90% due 12/31/49[2,7,11]	3,800,000	3,325,000
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[14]	3,338,261	3,156,325
Manulife Financial Corp.
4.15% due 03/04/26	2,100,000	2,252,475
Kennedy-Wilson, Inc.
5.87% due 04/01/24[7]	2,275,000	2,218,125
Customers Bank
6.13% due 06/26/292,[14]	2,000,000	2,010,000
American Tower Corp.
4.70% due 03/15/22	1,320,000	1,456,654
3.50% due 01/31/23	420,000	434,597
AmTrust Financial Services, Inc.
6.12% due 08/15/23[1]	1,726,000	1,784,368
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[14]	1,051,828	1,127,391
5.38% due 02/15/48[1]	556,076	592,010
EPR Properties
5.75% due 08/15/22	1,400,000	1,520,396
Discover Bank/Greenwood DE
4.20% due 08/08/23	1,400,000	1,479,818
Lincoln National Corp.
8.75% due 07/01/19	1,000,000	1,182,919
7.00% due 06/15/40	210,000	270,434
Barclays plc
3.65% due 03/16/25	1,420,000	1,365,428
Pacific Northwest Communities LLC
5.91% due 06/15/50[14]	1,000,000	1,155,290
Fort Knox Military Housing Privatization Project
0.78% due 02/15/52†††2,[14]	1,772,442	1,059,991
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	1,000,000	1,000,000
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,2]	1,000,000	995,000
Wilton Re Finance LLC
5.87% due 03/30/33[2,3]	925,000	950,234
Cadence Bank North America
6.25% due 06/28/292,[14]	1,200,000	912,000
International Lease Finance Corp.
7.13% due 09/01/18	730,000	801,496
Nasdaq, Inc.
5.55% due 01/15/20	720,000	796,404
Bank of America North America
6.10% due 06/15/17	760,000	792,460
ACC Group Housing LLC
6.35% due 07/15/54†††,[14]	625,000	738,312
Royal Bank of Scotland Group plc
4.80% due 04/05/26	520,000	528,876
Prudential Financial, Inc.
6.63% due 12/01/37	100,000	128,930
Total Financial		156,678,298
Energy - 3.6%
Husky Energy, Inc.
3.95% due 04/15/22[7]	17,000,000	17,582,794
4.00% due 04/15/24[7]	9,652,000	9,805,061
7.25% due 12/15/19	600,000	675,013
ConocoPhillips
6.50% due 02/01/39[7]	12,250,000	15,806,175
5.90% due 10/15/32[7]	5,375,000	6,258,865
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	14,200,000	15,944,599
4.25% due 04/01/24[7]	4,200,000	4,242,554
Halliburton Co.
4.85% due 11/15/35[7]	11,650,000	12,615,226

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 21.8% (continued)
Energy - 3.6% (continued)
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[3]	$8,440,000	$8,806,650
EQT Corp.
4.88% due 11/15/21[7]	6,905,000	7,342,238
Hess Corp.
8.13% due 02/15/19	3,650,000	4,067,593
7.88% due 10/01/29	897,000	1,068,338
7.13% due 03/15/33	720,000	805,069
7.30% due 08/15/31	470,000	539,723
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	4,450,000	4,466,688
Magellan Midstream Partners, LP
5.00% due 03/01/26[7]	2,550,000	2,884,649
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,310,000	1,493,953
Shell International Finance BV
4.30% due 09/22/19	990,000	1,078,270
ConocoPhillips Holding Co.
6.95% due 04/15/29	780,000	973,493
Tosco Corp.
8.13% due 02/15/30	560,000	747,464
Unit Corp.
6.63% due 05/15/21	700,000	540,750
Buckeye Partners, LP
4.88% due 02/01/21	400,000	420,216
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]	1,000,000	130,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/2212,[14]	781,800	101,634
Total Energy		118,397,015
Communications - 2.0%
Sprint Communications, Inc.
7.00% due 03/01/20[3]	15,300,000	16,018,947
9.00% due 11/15/18[3]	3,975,000	4,233,375
DISH DBS Corp.
5.88% due 11/15/24[7]	8,350,000	7,765,500
7.75% due 07/01/26	2,975,000	3,064,250
Neptune Finco Corp.
6.63% due 10/15/25[3]	7,697,000	8,081,849
T-Mobile USA, Inc.
6.00% due 04/15/24	4,250,000	4,398,750
Numericable-SFR S.A.
6.25% due 05/15/24[3]	2,950,000	2,820,938
6.00% due 05/15/22[3]	600,000	583,500
Match Group, Inc.
6.38% due 06/01/24	1,900,000	1,976,000
CSC Holdings LLC
6.75% due 11/15/21	1,700,000	1,734,000
Virgin Media Finance plc
6.38% due 04/15/23[3]	1,620,000	1,620,000
Motorola Solutions, Inc.
3.75% due 05/15/22	1,490,000	1,489,338
Viacom, Inc.
3.88% due 12/15/21	1,320,000	1,392,733
Qwest Corp.
6.75% due 12/01/21	1,270,000	1,374,013
NBCUniversal Media LLC
2.88% due 01/15/23	1,160,000	1,220,710
Virgin Media Secured Finance plc
5.50% due 08/15/26[3]	1,250,000	1,215,625
Avaya, Inc.
7.00% due 04/01/19[3]	1,700,000	1,215,500
AT&T, Inc.
6.15% due 09/15/34	730,000	853,639
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	800,000	853,333
Koninklijke KPN N.V.
8.38% due 10/01/30	600,000	829,889
Discovery Communications LLC
4.38% due 06/15/21	770,000	826,798
Time Warner, Inc.
6.50% due 11/15/36	500,000	634,073
Vodafone Group plc
7.88% due 02/15/30	300,000	386,422
21st Century Fox America, Inc.
6.40% due 12/15/35	290,000	368,219
Total Communications		64,957,401
Basic Materials - 1.7%
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[3]	16,535,000	17,031,877
4.20% due 10/01/22[3]	2,550,000	2,582,316
Yamana Gold, Inc.
4.95% due 07/15/24[7]	18,870,000	18,564,306
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,3,7]	13,000,000	13,812,500
Southern Copper Corp.
7.50% due 07/27/35	1,040,000	1,148,784
5.25% due 11/08/42	430,000	381,215
Barrick Gold Corp.
4.10% due 05/01/23	1,240,000	1,308,033
Barrick North America Finance LLC
4.40% due 05/30/21	566,000	609,418
Eldorado Gold Corp.
6.13% due 12/15/20[3]	550,000	550,000
Total Basic Materials		55,988,449
Consumer, Non-cyclical - 1.7%
Vector Group Ltd.
7.75% due 02/15/21	12,237,000	12,741,776
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	10,801,000	10,936,013
ADT Corp.
3.50% due 07/15/22	6,400,000	5,864,000
6.25% due 10/15/21[7]	2,600,000	2,762,500
United Communities LLC
5.61% due 09/15/51[14]	4,670,452	5,185,977
Tenet Healthcare Corp.
4.15% due 06/15/20[2,7]	4,780,000	4,720,250

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS††- 21.8% (continued)
Consumer, Non-cyclical - 1.7% (continued)
HCA, Inc.
5.88% due 02/15/26[7]	$3,400,000	$3,527,500
Central Garden & Pet Co.
6.13% due 11/15/23	2,820,000	2,932,800
Total System Services, Inc.
4.80% due 04/01/26	1,400,000	1,518,138
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,535,000	1,178,113
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	790,000	805,196
3.88% due 11/26/23	220,000	235,814
Molson Coors Brewing Co.
5.00% due 05/01/42	870,000	975,050
Reynolds American, Inc.
6.15% due 09/15/43	730,000	953,519
Kraft Heinz Foods Co.
6.88% due 01/26/39	320,000	436,958
Boston Scientific Corp.
2.85% due 05/15/20	400,000	414,377
Total Consumer, Non-cyclical		55,187,981
Industrial - 0.6%
Molex Electronic Technologies LLC
3.90% due 04/15/25[3]	6,034,000	6,158,016
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	3,100,000	3,193,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,3	2,710,453	2,637,270
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.13% due 07/15/21[2,3]	1,875,000	1,879,688
L-3 Communications Corp.
4.75% due 07/15/20	950,000	1,025,364
5.20% due 10/15/19	760,000	827,452
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,700,000	1,479,000
Eaton Corp.
4.00% due 11/02/32	1,300,000	1,387,273
Amsted Industries, Inc.
5.38% due 09/15/24[3]	500,000	490,000
SBM Baleia Azul
5.50% due 09/15/27†††,1	414,950	314,608
CEVA Group plc
7.00% due 03/01/21[3]	175,000	150,500
Total Industrial		19,542,171
Technology - 0.4%
First Data Corp.
5.75% due 01/15/24[3]	5,500,000	5,458,750
Micron Technology, Inc.
5.25% due 08/01/23	5,450,000	4,646,125
Open Text Corp.
5.63% due 01/15/23[3]	975,000	984,750
CA, Inc.
5.38% due 12/01/19	760,000	835,196
NCR Corp.
6.38% due 12/15/23	500,000	510,000
Total Technology		12,434,821
Consumer, Cyclical - 0.3%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3]	6,600,000	6,385,500
Northern Group Housing LLC
6.80% due 08/15/53[14]	1,200,000	1,432,896
HP Communities LLC
5.62% due 09/15/32[14]	1,000,000	1,135,980
Hasbro, Inc.
6.35% due 03/15/40	400,000	486,621
Total Consumer, Cyclical		9,440,997
Utilities - 0.3%
AES Corp.
3.67% due 06/01/19[2]	3,098,000	3,090,255
6.00% due 05/15/26	700,000	714,875
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[3]	3,100,000	3,210,453
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	850,000	820,250
Progress Energy, Inc.
6.00% due 12/01/39	650,000	818,280
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	735,962
Total Utilities		9,390,075
Diversified - 0.2%
HRG Group, Inc.
7.88% due 07/15/19	6,395,000	6,706,756
Total Corporate Bonds
(Cost $688,859,654)		714,182,421

U.S. GOVERNMENT SECURITIES†† - 6.6%
U.S. Treasury Bonds
due 11/15/44[10]	280,094,000	140,255,109
8.75% due 05/15/20	12,830,000	16,671,481
4.38% due 05/15/40	7,870,000	11,196,917
6.13% due 11/15/27	3,110,000	4,590,895
8.13% due 08/15/19	3,000,000	3,683,319
4.75% due 02/15/41	1,750,000	2,625,753
2.75% due 11/15/42	1,700,000	1,870,133
8.00% due 11/15/21	1,300,000	1,769,879
8.13% due 08/15/21	500,000	676,914
8.75% due 08/15/20	500,000	659,219
7.88% due 02/15/21	500,000	655,860
Total U.S. Treasury Bonds		184,655,479
U.S. Treasury Notes
1.63% due 05/15/26[7]	31,201,000	31,582,494
2.88% due 03/31/18	1,000,000	1,039,492

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
U.S. GOVERNMENT SECURITIES†† - 6.6% (continued)
3.13% due 05/15/19	$500,000	$534,414
Total U.S. Treasury Notes		33,156,400
Total U.S. Government Securities
(Cost $205,295,777)		217,811,879

SENIOR FLOATING RATE INTERESTS††,2- 4.3%
Consumer, Non-cyclical - 1.2%
Albertson's LLC
4.50% due 08/25/21	8,533,502	8,515,240
4.75% due 12/21/22	2,469,125	2,464,508
Advancepierre Foods, Inc.
4.75% due 06/02/23	8,000,000	7,966,640
Pharmaceutical Product Development
4.25% due 08/18/22	6,353,077	6,287,958
MPH Acquisition Holdings LLC
5.00% due 06/07/23	5,250,000	5,261,813
Packaging Coordinators Midco, Inc.
5.00% due 07/01/23	3,200,000	3,184,000
Gold Merger Company, Inc.
4.75% due 06/17/23	3,000,000	2,991,570
Grocery Outlet, Inc.
5.00% due 10/21/21	1,754,597	1,710,732
Acadia Healthcare Company, Inc.
4.50% due 02/16/23	1,641,750	1,625,333
CHG Healthcare Services, Inc.
4.75% due 06/07/23	1,500,000	1,499,070
One Call Medical, Inc.
5.00% due 11/27/20	1,660,032	1,444,228
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	119,327	112,764
Total Consumer, Non-cyclical		43,063,856
Technology - 1.2%
Avago Technologies Ltd.
4.25% due 02/01/23	10,124,625	10,129,384
EIG Investors Corp.
6.00% due 02/09/23[1]	8,208,543	7,674,987
6.48% due 11/09/19	712,247	677,226
Solera LLC
5.75% due 03/03/23	6,000,000	5,989,980
Avaya, Inc.
6.25% due 05/29/20	5,656,695	4,011,558
Epicor Software
4.75% due 06/01/22	3,763,985	3,692,243
Advanced Computer Software
10.50% due 01/31/23[1]	2,000,000	1,840,000
TIBCO Software, Inc.
6.50% due 12/04/20	1,975,000	1,805,486
Deltek, Inc.
5.00% due 06/25/22	1,613,879	1,607,327
Micro Focus International plc
5.25% due 11/19/21	852,846	850,978
Linxens
5.00% due 10/16/22	498,747	495,006
Blue Coat Systems, Inc.
4.50% due 05/20/22	422,875	422,215
Compucom Systems, Inc.
4.25% due 05/11/20	290,010	191,891
Aspect Software, Inc.
10.50% due 05/25/20	15,201	14,530
Total Technology		39,402,811
Communications - 0.5%
Numericable US LLC
4.75% due 02/10/23	4,289,250	4,223,367
Telenet Financing USD LLC
4.25% due 06/30/24	3,600,000	3,564,756
Internet Brands
4.75% due 07/08/21	2,549,943	2,528,702
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	1,900,000	1,876,250
Numericable SFR SA
5.00% due 01/15/24	1,450,000	1,435,500
Proquest LLC
5.75% due 10/24/21	1,360,204	1,292,194
Houghton Mifflin Co.
4.00% due 05/31/21	748,111	732,213
Neptune Finco Corp.
5.00% due 10/09/22	450,000	450,113
Total Communications		16,103,095
Consumer, Cyclical - 0.5%
Petsmart, Inc.
4.25% due 03/11/22	3,590,932	3,572,546
Equinox Fitness
5.00% due 01/31/20	2,370,818	2,359,699
Life Time Fitness
4.25% due 06/10/22	1,721,231	1,678,200
1-800 Contacts
5.25% due 01/22/23	1,596,000	1,591,340
Eyemart Express
5.00% due 12/17/21	1,402,500	1,400,747
PTL Acqusition, Inc.
4.00% due 05/12/23	1,250,000	1,253,438
BBB Industries, LLC
6.00% due 11/03/21	987,500	975,156
Prime Security Services Borrower LLC
4.75% due 05/02/22	725,000	725,906
Neiman Marcus Group, Inc.
4.25% due 10/25/20	586,500	525,715
Sears Holdings Corp.
5.50% due 06/30/18	491,680	467,504
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21	450,000	448,686
Container Store, Inc.
4.25% due 04/06/19	256,249	222,296
Ascena Retail Group
5.25% due 08/21/22	199,480	189,805
Capital Automotive LP
6.00% due 04/30/20	140,000	140,000
Total Consumer, Cyclical		15,551,038
Industrial - 0.5%
Travelport Holdings LLC
5.00% due 09/02/21	12,811,940	12,731,865

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,2- 4.3% (continued)
Industrial - 0.5% (continued)
Hillman Group, Inc.
4.50% due 06/30/21	$997,455	$981,247
Hardware Holdings LLC
6.75% due 03/30/20†††,1	835,125	818,423
CareCore National LLC
5.50% due 03/05/21	374,521	345,495
Wencor Group
4.50% due 06/18/21	294,897	259,509
Thermasys Corp.
5.25% due 05/03/19[1]	92,500	74,868
Total Industrial		15,211,407
Basic Materials - 0.2%
Univar, Inc.
4.25% due 07/01/22	3,602,241	3,545,002
Ennis-Flint
5.00% due 06/13/23	1,500,000	1,494,375
Nexeo Solutions LLC
5.25% due 06/09/23	300,000	299,499
Total Basic Materials		5,338,876
Financial - 0.1%
Hyperion Insurance
5.50% due 04/29/22	2,604,303	2,456,717
National Financial Partners Corp.
4.50% due 07/01/20	1,202,234	1,188,961
USI Holdings Corp.
4.25% due 12/27/19	494,911	487,641
American Stock Transfer & Trust
5.75% due 06/26/20	237,273	231,737
Total Financial		4,365,056
Utilities - 0.1%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	2,679,750	2,505,566
Total Senior Floating Rate Interests
(Cost $143,394,396)		141,541,705

MUNICIPAL BONDS††- 1.6%
California - 0.9%
State of California General Obligation Unlimited
7.60% due 11/01/40[7]	16,960,000	27,307,126
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,389,002
6.90% due 03/01/35	1,600,000	1,760,336
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	3,230,000	2,748,213
Chicago Transit Authority Revenue Bonds
6.20% due 12/01/40	1,000,000	1,226,330
Total Illinois		11,123,881
New Jersey - 0.2%
New Jersey Economic Development Authority Revenue Bonds
7.43% due 02/15/29[7]	6,475,000	7,997,791
Michigan - 0.2%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[7]	4,900,000	6,392,393
Total Municipal Bonds
(Cost $51,464,499)		52,821,191

FOREIGN GOVERNMENT BONDS†† - 0.7%
Kenya Government International Bond
6.87% due 06/24/24[3,7]	12,250,000	11,326,595
Dominican Republic International Bond
6.85% due 01/27/45[3]	9,700,000	10,039,500
Bahamas Government International Bond
6.95% due 11/20/29[3]	110,000	125,400
Total Foreign Government Bonds
(Cost $22,764,971)		21,491,495

FEDERAL AGENCY DISCOUNT NOTES†† - 0.1%
Federal Home Loan Bank[13]
0.22% due 07/22/16	1,500,000	1,499,799
0.27% due 08/12/16	1,000,000	999,673
Total Federal Home Loan Bank		2,499,472
Total Federal Agency Discount Notes
(Cost $2,499,472)		2,499,472

COMMERCIAL PAPER†† - 1.8%
Ryder System, Inc.
0.67% due 07/18/16	16,000,000	15,994,938
Bacardi Corp.
0.79% due 07/20/16	15,000,000	14,993,745
VF Corp.
0.55% due 07/05/16	10,000,000	9,999,390
Verizon Communications, Inc.
0.67% due 07/06/16	8,500,000	8,499,209
Apple, Inc.
0.34% due 08/02/16	1,500,000	1,499,533
Nestle Capital Corp.
0.43% due 08/23/16	1,500,000	1,499,028
Cox Enterprises, Inc.
0.75% due 07/13/16	1,200,000	1,199,700
Hershey Co.
0.39% due 07/05/16	1,100,000	1,099,952
Nissan Motor Acceptance Corp.
0.68% due 07/05/16	1,100,000	1,099,917
Kimberly-Clark Corp.
0.35% due 07/21/16	1,050,000	1,049,784

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COMMERCIAL PAPER†† - 1.8% (continued)
Caterpillar Financial Services Corp.
0.40% due 08/17/16	$1,000,000	$999,478
Total Commercial Paper
(Cost $57,934,674)		57,934,674
Total Investments - 106.4%
(Cost $3,487,752,761)		$3,493,948,868
Other Assets & Liabilities, net - (6.4)%		(211,609,054)
Total Net Assets - 100.0%		$3,282,339,814

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2016	Net Unrealized Appreciation/(Depreciation)
JP Morgan Chase & Co.	(1,384,000)	EUR	07/13/16	$1,579,985	$1,537,672	$42,314
Morgan Stanley	1,384,000	EUR	07/13/16	(1,553,194)	(1,537,672)	(15,522)
						$26,792

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,751,106,281 (cost $1,770,050,740), or 53.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[5]	Affiliated issuer— See Note 5.
[6]	Rate indicated is the 7 day yield as of June 30, 2016.
[7]	Securities or a portion thereof are held as collateral for reverse repurchase agreements at June 30, 2016.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2016.
[10]	Zero coupon rate security.
[11]	Perpetual maturity.
[12]	Security is in default of interest and/or principal obligations.
[13]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[14]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $76,839,573 (cost $75,950,915), or 2.3% of total net assets — See Note 6.

[15]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$1,073,628,237	$—	$35,993,891	$1,109,622,128
Collateralized Mortgage Obligations	—	944,807,846	—	38,040,217	982,848,063
Commercial Paper	—	57,934,674	—	—	57,934,674
Closed-End Funds	8,737,875	—	—	—	8,737,875
Corporate Bonds	—	695,195,256	—	18,987,165	714,182,421
Currency Contracts	—	—	42,314	—	42,314
Federal Agency Discount Notes	—	2,499,472	—	—	2,499,472
Foreign Government Bonds	—	21,491,495	—	—	21,491,495
Municipal Bonds	—	52,821,191	—	—	52,821,191
Mutual Funds	49,266,911	—	—	—	49,266,911
Preferred Stocks	—	1,100,440	—	—	1,100,440
Senior Floating Rate Interests	—	140,723,282	—	818,423	141,541,705
Short Term Investments	134,090,614	—	—	—	134,090,614
U.S. Government Securities	—	217,811,879	—	—	217,811,879
Total	$192,095,400	$3,208,013,772	$42,314	$93,839,696	$3,493,991,182

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$15,522	$—	$15,522

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 26.9%
Johnson & Johnson	13,700	$1,661,811
Pfizer, Inc.	36,000	1,267,560
Procter & Gamble Co.	14,882	1,260,059
Roche Holding AG††	4,500	1,187,338
Merck & Company, Inc.	20,500	1,181,005
UnitedHealth Group, Inc.	7,900	1,115,480
Novartis AG††	12,700	1,048,132
PepsiCo, Inc.	9,761	1,034,081
GlaxoSmithKline plc††	46,600	1,000,422
Altria Group, Inc.	14,426	994,816
Automatic Data Processing, Inc.	9,600	881,952
Eli Lilly & Co.	10,400	819,000
Reynolds American, Inc.	14,450	779,289
Kimberly-Clark Corp.	5,588	768,238
Sysco Corp.	14,516	736,542
Dr Pepper Snapple Group, Inc.	7,542	728,783
Clorox Co.	5,221	722,534
Transurban Group††	74,100	667,348
Wesfarmers Ltd.††	22,100	666,414
Cardinal Health, Inc.	8,200	639,682
Nissin Foods Holdings Company Ltd.††	10,318	563,421
Woolworths Ltd.††	34,380	540,704
Philip Morris International, Inc.	5,236	532,606
Otsuka Holdings Company Ltd.††	10,500	483,823
Wm Morrison Supermarkets plc††	176,995	444,091
Asahi Group Holdings Ltd.††	10,667	344,882
Hutchison Port Holdings Trust — Class U††	616,900	282,275
General Mills, Inc.	3,827	272,942
Anthem, Inc.	1,900	249,546
Patterson Companies, Inc.	5,100	244,239
H&R Block, Inc.	10,400	239,200
AstraZeneca plc — Class A††	4,000	239,107
Abbott Laboratories	6,000	235,860
Takeda Pharmaceutical Company Ltd.††	5,100	219,932
Diageo plc††	6,000	167,574
Colgate-Palmolive Co.	1,855	135,786
Henry Schein, Inc.*	300	53,040
Total Consumer, Non-cyclical		24,409,514
Financial - 24.6%
Wells Fargo & Co.	25,800	1,221,114
HSBC Holdings plc*,††	158,900	984,366
U.S. Bancorp	21,000	846,930
Daito Trust Construction Company Ltd.††	5,100	827,968
CME Group, Inc. — Class A	8,500	827,900
Swedbank AB — Class A††	37,900	795,853
Marsh & McLennan Companies, Inc.	11,500	787,290
Nordea Bank AB††	88,900	754,042
Cincinnati Financial Corp.	9,600	718,944
Everest Re Group Ltd.	3,500	639,345
Vicinity Centres††	256,058	638,775
M&T Bank Corp.	5,400	638,442
Skandinaviska Enskilda Banken AB — Class A††	67,200	586,918
American Capital Agency Corp.	29,500	584,690
Singapore Exchange Ltd.††	99,500	566,829
Simon Property Group, Inc.	2,600	563,940
Annaly Capital Management, Inc.	49,700	550,179
Allianz AG††	3,700	527,747
Government Properties Trust, Inc.*,††	129,600	526,995
Japan Retail Fund Investment Corp.††	200	510,644
RenaissanceRe Holdings Ltd.	4,300	504,992
First Capital Realty, Inc.	28,200	483,757
Ascendas Real Estate Investment Trust††	259,200	479,747
People's United Financial, Inc.	31,600	463,256
Gecina S.A.††	3,400	460,449
T. Rowe Price Group, Inc.	6,200	452,414
CapitaLand Mall Trust††	283,900	451,444
H&R Real Estate Investment Trust	25,800	449,576
Axis Capital Holdings Ltd.	8,100	445,500
Liberty Property Trust	10,300	409,116
Intact Financial Corp.	4,900	350,073
CI Financial Corp.	16,000	333,800
Societe Generale S.A.††	10,100	315,937
Sampo Oyj — Class A††	7,300	298,495
Chubb Ltd.	2,200	287,562
Barclays plc††	154,600	287,434
Hang Seng Bank Ltd.††	15,000	257,286
Bank of Montreal	4,000	253,756
Suncorp Group Ltd.††	26,800	245,734
Lloyds Banking Group plc††	303,600	219,854
ING Groep N.V.††	20,200	208,954
PNC Financial Services Group, Inc.	2,400	195,336
CNP Assurances††	12,400	182,917
JPMorgan Chase & Co.	1,100	68,354
WR Berkley Corp.	1,000	59,920
Tryg A/S††	700	12,531
Total Financial		22,277,105
Communications - 10.4%
AT&T, Inc.	34,100	1,473,460
Verizon Communications, Inc.	24,000	1,340,160
Telstra Corp., Ltd.††	158,500	662,435
Thomson Reuters Corp.	15,300	619,087
Shaw Communications, Inc. — Class B	31,800	610,502
Singapore Telecommunications Ltd.††	175,800	543,023
BCE, Inc.	10,500	496,962
StarHub Ltd.††	175,000	493,836
Alphabet, Inc. — Class C*	700	484,470
HKT Trust & HKT Ltd.	318,500	458,970
CenturyLink, Inc.	14,100	409,041
Singapore Press Holdings Ltd *,††	128,200	377,808
Bezeq The Israeli Telecommunication Corporation Ltd.††	186,000	368,496
TELUS Corp.	11,000	354,237
Amazon.com, Inc.*	300	214,686
Frontier Communications Corp.	40,700	201,058
TDC A/S††	35,000	171,485
Telia Company AB††	22,800	107,947
Comcast Corp. — Class A	200	13,038
Total Communications		9,400,701
Consumer, Cyclical - 10.1%
Home Depot, Inc.	8,700	1,110,903
Wal-Mart Stores, Inc.	13,375	976,642
McDonald's Corp.	7,600	914,584
Mitsui & Company Ltd.††	66,500	793,746
Costco Wholesale Corp.	4,945	776,563
Toyota Motor Corp.††	14,800	729,548
Next plc*,††	10,800	713,474
Darden Restaurants, Inc.	9,700	614,398
Lawson, Inc.††	7,288	581,780
Sankyo Company Ltd.††	14,600	547,345
Yue Yuen Industrial Holdings Ltd.††	115,500	457,752
Berkeley Group Holdings plc††	11,500	388,174
FamilyMart Company Ltd.††	4,456	271,528
Compass Group plc††	10,100	192,021

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Consumer, Cyclical - 10.1% (continued)
Mitsubishi Corp.††	1,800	31,690
Total Consumer, Cyclical		9,100,148
Technology - 9.2%
International Business Machines Corp.	7,100	1,077,638
Accenture plc — Class A	8,100	917,649
Apple, Inc.	9,300	889,080
Canon, Inc.††	29,700	847,859
CA, Inc.	24,800	814,184
Paychex, Inc.	13,000	773,500
Fidelity National Information Services, Inc.	9,800	722,064
Linear Technology Corp.	15,100	702,603
Oracle Corporation Japan††	10,500	559,838
Microsoft Corp.	10,900	557,753
Seagate Technology plc	20,400	496,944
Total Technology		8,359,112
Utilities - 6.7%
CLP Holdings Ltd.††	81,737	834,936
PPL Corp.	21,654	817,439
Duke Energy Corp.	8,773	752,636
Terna Rete Elettrica Nazionale SpA††	117,500	653,794
Snam SpA††	104,800	626,438
Dominion Resources, Inc.	6,268	488,465
Southern Co.	9,060	485,888
DTE Energy Co.	4,093	405,698
CenterPoint Energy, Inc.	14,212	341,088
SCANA Corp.	4,089	309,374
Sempra Energy	2,299	262,132
Fortis, Inc.	2,357	79,680
Total Utilities		6,057,568
Industrial - 6.4%
Lockheed Martin Corp.	4,000	992,680
3M Co.	4,900	858,088
Waste Management, Inc.	12,200	808,493
Republic Services, Inc. — Class A	14,300	733,733
MTR Corporation Ltd.††	111,000	563,116
Garmin Ltd.	11,400	483,588
Honeywell International, Inc.	3,400	395,488
General Electric Co.	6,000	188,880
CAE, Inc.	14,200	171,593
Fraport AG Frankfurt Airport Services Worldwide††	3,000	160,597
Wolseley plc††	3,000	155,310
Atlantia SpA††	6,000	149,885
BAE Systems plc††	20,200	141,276
Total Industrial		5,802,727
Energy - 3.6%
Exxon Mobil Corp.	10,000	937,401
BP plc††	137,700	805,936
Royal Dutch Shell plc — Class B††	21,200	585,725
Neste Oyj††	14,200	509,114
Eni SpA††	19,800	318,870
Rio Tinto plc††	4,000	124,239
Total Energy		3,281,285
Basic Materials - 0.8%
Potash Corporation of Saskatchewan, Inc.	41,500	674,645
Total Common Stocks
(Cost $85,440,462)		89,362,805

SHORT TERM INVESTMENTS† - 0.8%
Goldman Sachs Financial Square Treasury Instruments Fund 0.19%[1]	767,205	767,205
Total Short Term Investments
(Cost $767,205)		767,205
Total Investments - 99.5%
(Cost $86,207,667)		$90,130,010
Other Assets & Liabilities, net - 0.5%		447,887
Total Net Assets - 100.0%		$90,577,897

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $2,830,925)	34	$(8,439)
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $4,310,744)	31	(29,592)
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $4,164,720)	56	(30,944)
(Total Aggregate Value of Contracts $11,306,389)		$(68,975)

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$56,897,402	$—	$32,465,403	$—	$89,362,805
Short Term Investments	767,205	—	—	—	767,205
Total	$57,664,607	$—	$32,465,403	$—	$90,130,010

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$68,975	$—	$—	$68,975

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment's valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of June 30, 2016, World Equity Income Fund had transfers between Level 2 and Level 1 due to utilizing international fair value pricing during the period. There were no other securities that transferred between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the foreward foreign currency contract is colosed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Investment Grade Bond Fund	Duration, Hedge	145
Limited Duration Fund	Duration, Hedge	264
Macro Opportunities Fund	Duration, Hedge, Index exposure	14,644
Total Return Bond Fund	Duration, Hedge	1,835

Fund	Use	Average Notional*
Macro Opportunities Fund	Duration, Hedge, Index exposure	529,678,000

* Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2016:

Fund	Use
Investment Grade Bond Fund	Duration, Hedge
Limited Duration Fund	Duration, Hedge
Macro Opportunities Fund	Duration, Hedge, Index Exposure
Total Return Bond Fund	Duration, Hedge

Written Call Options
	Investment Grade Bond Fund		Limited Duration Fund		Macro Opportunities Fund		Total Return Bond Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2015	581	$15,663	1,056	$28,511	25,858	$2,787,228	7,338	$197,829
Options Written	–	–	–	–	10,345	2,037,965	–	–
Options terminated in closing purchase transactions	–	–	–	–	(10,345)	(2,369,005)	–	–
Options expired	(581)	(15,663)	(1,056)	(28,511)	(15,513)	(418,222)	(7,338)	(197,829)
Options exercised	–	–	–	–	–	–	–	–
Balance at June 30, 2016	–	$–	–	$–	10,345	$2,037,966	–	$–

Written Put Options
	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2015	594	$1,899,577
Options Written	544	2,023,075
Options terminated in closing purchase transactions	(594)	(1,899,577)
Options expired	(544)	(2,023,075)
Options exercised	–	–
Balance at June 30, 2016	–	$–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker; securities held as collateral are noted on the Schedules of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Diversified Income Fund	Hedge	$–	$717,675
StylePlus—Large Core Fund	Index exposure	2,057,006	–
StylePlus—Mid Growth Fund	Index exposure	792,508	–
World Equity Income Fund	Hedge	–	3,791,813

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$44,740,507	$45,844,195
Macro Opportunities Fund	Index exposure, Speculation	125,536,342	31,626,894
Market Neutral Real Estate Fund	Leverage	–	1,442,353
Risk Managed Real Estate Fund	Income, Leverage	31,026,500	31,498,319
StylePlus—Large Core Fund	Index exposure	154,674,084	–
StylePlus—Mid Growth Fund	Index exposure	63,267,451	–

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Duration, Hedge	$277,541,750	$201,297,649
Total Return Bond Fund	Duration, Hedge	2,250,000	–

OTC Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Floating Rate Strategies Fund	Hedge	$99,587,007	$1,895,291
High Yield Fund	Hedge	12,004,976	338,247
Macro Opportunities Fund	Hedge, Speculation	41,410,742	2,477,777
Total Return Bond Fund	Hedge	893,441	509,879

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Category and Subcategory	Ending Balance at 06/30/16	Valuation Technique	Unobservable Inputs
Floating Rate Strategies Fund	Senior Floating Rate Interests	$43,220,011	Monthly Model Priced	Purchase Price
		6,017,813	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Securities	49,237,824
Corporate Bonds		332,753	Monthly Model Priced	Average Comparative Yield*
Senior Fixed Rate Interests		80,858	Monthly Model Priced	Purchase Price
Common Stock		20,529	Monthly Model Priced	Purchase Price
High Yield Fund	Senior Floating Rate Interests	4,664,533	Monthly Model Priced	Purchase Price
		1,093,500	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Securities	5,758,033
Corporate Bonds		2,364,542	Monthly Model Priced	Purchase Price
		967,433	Monthly Model Priced	Average Comparative Yield*
	Total Corporate Bonds	3,331,975
Common Stocks		1,247,403	Monthly Model Priced	Purchase Price
Asset-Backed Securities		749,991	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Senior Fixed Rate Interests		81,183	Monthly Model Priced	Purchase Price
Preferred Stocks		27,596	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Investment Grade Bond Fund	Preferred Stocks	1,955,593	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		1,942,953	Option Adjusted Spread off multiple prior month end broker marks over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		1,225,013	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations		865,274	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Limited Duration Fund	Corporate Bonds	9,602,207	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		908,248	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Macro Opportunities Fund	Senior Floating Rate Interests	44,524,107	Monthly Model Priced	Purchase Price
		3,369,975	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Securities	47,894,082
Asset-Backed Securities		41,395,734	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		3,809,826	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
		1,791,910	Monthly Model Priced	Purchase Price
		692,137	Option Adjusted Spread off multiple prior month end broker marks over the 3 month LIBOR	Indicative Quote
		490,209	Monthly Model Priced	Average Comparative Yield*
	Total Corporate Bonds	6,784,082
Options Purchased		3,376,228	Monthly Model Priced	Purchase Price
Senior Fixed Rate Interests		80,858	Monthly Model Priced	Purchase Price
Preferred Stock		60,732	Monthly Model Priced	Purchase Price
Common Stock		20,701	Monthly Model Priced	Purchase Price
Total Return Bond Fund	Collateralized Mortgage Obligations	38,040,217	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		35,993,891	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		10,613,218	Option Adjusted Spread off multiple prior month end broker marks over the 3 month LIBOR	Indicative Quote
		8,373,947	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	18,987,165
Senior Floating Rate Interests		818,423	Monthly Model Priced	Purchase Price

*	Average comparative yields used ranged between 13.90% - 15.39%.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating	Senior Fixed	Common	Corporate
	Rate Interests	Rate Interests	Stocks	Bonds	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$52,904,389	$67,103	$334	$1,543,530	$54,515,356
Purchases	15,884,891	66,672	17,820	16,141	15,985,524
Sales, maturities and paydowns	(466,775)	-	-	-	(466,775)
Total realized gains or losses included in earnings	(17,819)	-	-	-	(17,819)
Total change in unrealized gains or losses included in earnings	(3,720,316)	14,186	2,375	(44,966)	(3,748,721)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(15,346,546)	(67,103)	-	(1,181,952)	(16,595,601)
Ending Balance	$49,237,824	$80,858	$20,529	$332,753	$49,671,964
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(160,052)	$14,186	$2,375	$(105,448)	$(248,939)

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Foreign Stocks	Common Stocks	Preferred Stocks	Corporate Bonds	Asset-Backed Securities	Total
High Yield Fund
Assets:
Beginning Balance	$6,783,783	$-	$76	$-	$-	$3,158,798	$-	$9,942,658
Purchases	272	64,890	-	1,244,249	-	418,807	750,000	2,478,218
Sales, maturities and paydowns	(1,662,191)	-	-	-	-	(354,500)	-	(2,016,691)
Total realized gains or losses included in earnings	8,014	-	-	-	-	(231,430)	-	(223,415)
Total change in unrealized gains or losses included in earnings	(89,761)	16,293	2	3,076	(1,840)	340,299	(9)	268,060
Transfers in Level 3	717,915	-	-	-	29,436	-	-	747,351
Transfers out of Level 3	-	-	-	-	-	-	-	-
Ending Balance	$5,758,033	$81,183	$78	$1,247,325	$27,596	$3,331,975	$749,991	$11,196,181
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(78,038)	$20,763	$2	$3,077	$(1,840)	$322,675	$(9)	$266,629

	Collateralized Mortgage	Asset-Backed	Preferred	Corporate
	Obligations	Securities	Stocks	Bonds	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$1,818,746	$1,241,734	$2,037,066	$2,657,746	$7,755,292
Purchases	-	-	-	-	-
Sales, maturities and paydowns	(4,840)	(36,140)	-	(180,490)	(221,470)
Total realized gains or losses included in earnings	-	-	-	(519)	(519)
Total change in unrealized gains or losses included in earnings	69,484	19,419	(81,473)	193,273	200,703
Transfers in Level 3	-	-	-	-	-
Transfers out of Level 3	(1,018,116)	-	-	(727,056)	(1,745,172)
Ending Balance	$865,274	$1,225,013	$1,955,593	$1,942,954	$5,988,834
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$69,132	$19,420	$(81,473)	$193,957	$201,036

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	Asset-Backed	Corporate
	Securities	Bonds	Total
Limited Duration Fund
Assets:
Beginning Balance	$971,372	$-	$971,372
Purchases	(10,348)	9,600,000	9,589,652
Sales, maturities and paydowns	(41,600)	-	(41,600)
Total change in unrealized gains or losses included in earnings	(11,176)	2,207	(8,969)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance	$908,248	$9,602,207	$10,510,455
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(11,932)	$2,207	$(9,725)

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Asset-Backed Securities	Options Purchased	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$47,130,843	$19,999	$26,538,479	$4,932,931	$495	$1,954,881	$9,632,885	$90,210,513
Purchases	22,472,915	66,679	17,869,613	2,176,417	17,820	15,226	23,778	42,642,448
Sales, maturities and paydowns	(4,971,081)	(23,484)	(10,511,847)	-	-	-	(1,853,167)	(17,359,579)
Total realized gains or losses included in earnings	70,579	(18,688)	144,940	(1,488,510)	-	(971,250)	(555,198)	(2,818,127)
Total change in unrealized gains or losses included in earnings	(16,204,829)	36,352	(72,224)	(2,244,610)	2,386	(938,125)	(2,330,240)	(21,751,290)
Transfers in Level 3	141,046	-	7,426,777	-	-	-	1,866,024	9,433,847
Transfers out of Level 3	(745,391)	-	-	-	-	-	-	(745,391)
Ending Balance	$47,894,082	$80,858	$41,395,738	$3,376,228	$20,701	$60,732	$6,784,082	$99,612,421
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(112,170)	$34,258	$(216,100)	$(2,244,611)	$2,385	$1,731,461	$(2,448,765)	$(3,253,543)

	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Asset-Backed Securities	Corporate Bonds	Preferred Stocks
						Total
Total Return Bond Fund
Assets:
Beginning Balance	$820,463	$9,315,497	$9,617,821	$16,122,382	$45	$35,876,208
Purchases	-	28,395,495	24,339,690	-	-	52,735,185
Sales, maturities and paydowns	(6,375)	(602,548)	(908,582)	(256,557)	-	(1,774,062)
Total realized gains or losses included in earnings	-	(1,029)	-	2,750	(208,125)	(206,404)
Total change in unrealized gains or losses included in earnings	4,335	932,802	(2,555)	297,857	208,080	1,440,519
Transfers in Level 3	-	-	2,947,517	2,820,733	-	5,768,250
Transfers out of Level 3	-	-	-	-	-	-
Ending Balance	$818,423	$38,040,217	$35,993,891	$18,987,165	$-	$93,839,696
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$758	$912,428	$(10,457)	$242,993	$208,080	$1,353,802

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Fund	Jefferies & Company, Inc.			Illinois Finance Authority - Sherman Health Systems 2007A
	2.95% - 3.46%			5.50%
	Due 07/01/16 -07/29/16	$17,355,000	$17,400,761	08/01/37	$4,165,000	$4,379,248

				Neuberger Berman CLO Ltd.
				0.00%
				01/23/24 - 07/15/27	25,602,000	3,390,000

				Cathedral Lake CLO 2015-2 Ltd.
				0.00%
				07/15/27	8,950,000	2,819,000

				AMMC CLO 16 Ltd.
				0.00%
				04/14/27	7,600,000	2,356,000

				Whitehorse VI Ltd.
				0.00%
				02/03/25	18,050,000	2,256,000

				JFIN CLO 2015-II Ltd.
				0.00%
				10/19/26	5,750,000	1,869,000

				ACIS CLO 2015-6 Ltd.
				0.00%
				05/01/27	7,500,000	1,313,000

				HILT 2014-ORL Mortgage Trust
				3.69%
				07/15/16	385,000	379,772
					$78,002,000	$18,762,020

Macro Opportunities Fund	Barclays			Envision Healthcare Corp.
	0.00% - (0.15%)			5.13%
	Open Maturity	$1,258,750	$1,258,005	07/01/22	$1,250,000	$1,256,250

In the event of counterparty default, the Funds have the right to collect the collateral to off set losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

6. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Floating Rate Strategies Fund	Airplanes Pass Through Trust
	2001-1A, 0.99% due 03/15/19	12/27/11	$1,301,918	$495,010

Investment Grade Bond Fund	Aurora Military Housing LLC
	6.89% due 01/15/47	12/02/15	834,963	945,068
	Banco Bradesco SA
	4.21% due 03/12/26	11/19/14	895,232	920,346
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	600,000	716,448
	GMAC Commercial Mortgage Asset Corp.
	6.24% due 10/10/41	4/3/2014	450,037	506,990
	Capmark Military Housing Trust 2007- ROBS
	6.06% due 10/10/52	04/23/15	474,786	496,402
	Woodbourne Capital Trust I	01/20/06	954,589	488,899

	Woodbourne Capital Trust II	01/20/06	954,589	488,898

	Woodbourne Capital Trust III	01/20/06	954,589	488,898

	Woodbourne Capital Trust IV	1/20/06	954,589	488,898
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	462,116
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	367,960	409,961
	Capmark Military Housing Trust 2007- AETC
	5.75% due 02/10/52	09/18/14	333,900	358,284
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	300,000	354,390
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	152,000
	TIG Holdings, Inc.
	8.60% due 01/15/27	06/29/05	29,159	27,200
			8,704,391	7,304,798

Limited Duration Fund	RFTI Issuer Ltd.
	2015-FL1, 2.19% due 08/15/30	10/14/15	3,982,195	3,994,251

	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	01/8//14	375,036	50,817
			4,357,231	4,045,068

Macro Opportunities Fund	Banco Bradesco SA
	5.44% due 03/12/26	11/19/14	3,133,311	3,247,841
	Capmark Military Housing Trust
	6.06% due 10/10/52	04/23/15	5,871,517	5,848,502
	Customers Bank
	6.13% due 06/26/29	06/24/14	4,500,000	4,522,500
	FPL Energy National Wind LLC
	5.61% due 03/10/24	08/31/12	41,218	40,762
	Fortress Credit Opportunities
	0.86% due 07/15/19	02/16/12	412,138	416,770
	RFTI Issuer Ltd.
	4.32% due 08/15/30	10/14/15	27,736,986	26,866,427
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	4,838,890	982,462
	Turbine Engines Securtization Ltd.
	6.38% due 12/13/48	11/27/13	2,481,957	2,499,316
			49,016,017	44,424,580

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Total Return Bond Fund	Capmark Military Housing Trust
	2008-AMCW, 6.90% due 07/10/55	05/20/16	$10,832,770	$11,020,299
	RFTI Issuer Ltd.
	2015-FL1, 2.19% due 08/15/30	10/14/15	9,955,487	9,985,628
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	8,352,632	8,854,723
	GMAC Commercial Mortgage Asset Corp.
	2005-DRUM, 5.47% due 05/10/50	05/20/16	5,073,165	5,276,236
	United Communities LLC
	5.61% due 09/15/51	05/25/16	4,960,441	5,185,977
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	4,747,862	4,964,024
	RFTI Issuer Ltd.
	2015-FL1, 4.32% due 08/15/30	10/14/15	4,981,320	4,824,976
	Fort Benning Family Communities LLC
	0.68% due 01/15/36	03/27/15	4,724,797	4,676,686
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/01/50	11/19/15	3,070,820	3,156,325
	Banco Bradesco S.A.
	2014-1, 4.21% due 03/12/26	11/19/14	3,043,788	3,129,178
	GMAC Commercial Mortgage Asset Corp.
	2015-BLIS, 5.25% due 07/10/50	05/20/16	2,595,215	2,658,691
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	10/16/15	2,169,856	2,193,188
	Customers Bank
	6.13% due 06/26/29	06/24/14	2,000,000	2,010,000
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	1,200,000	1,432,896
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	1,000,000	1,155,290
	HP Communities LLC
	5.62% due 09/15/32	06/09/14	1,011,240	1,135,980
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	1,011,890	1,127,391
	Fort Knox Military Housing Privatization Project
	0.78% due 02/15/52	04/09/15	1,112,039	1,059,991
	GMAC Commercial Mortgage Asset Corp.
	2003-PRES, 6.24% due 10/10/41	04/03/14	900,075	1,013,980
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	912,000
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	625,000	738,312
	Airport Pass Through Trust
	2001-1A, 0.99% due 03/15/19	11/30/11	605,012	226,168
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	777,506	101,634
			$75,950,915	$76,839,573

7. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$73,771,479	$3,950,201	$(3,364,283)	$585,918
Capital Stewardship Fund	204,766,366	10,669,485	(5,388,942)	5,280,543
Diversified Income Fund	5,047,136	306,066	(315)	305,751
Floating Rate Strategies Fund	2,365,183,913	7,874,524	(69,085,317)	(61,210,793)
High Yield Fund	291,042,222	5,114,232	(15,825,157)	(10,710,925)
Investment Grade Bond Fund	286,119,528	4,577,234	(6,867,596)	(2,290,362)
Large Cap Value Fund	52,452,817	7,588,850	(2,136,668)	5,452,182
Limited Duration Fund	650,747,750	2,958,360	(6,467,623)	(3,509,263)
Macro Opportunities Fund	3,637,443,344	47,999,471	(184,523,861)	(136,524,390)
Market Neutral Real Estate Fund	4,944,960	593,537	(2,274)	591,263
Mid Cap Value Fund	474,068,008	70,982,700	(28,285,484)	42,697,216
Mid Cap Value Institutional Fund	93,352,214	10,164,837	(6,693,769)	3,471,068
Municipal Income Fund	62,180,205	3,491,179	(108,806)	3,382,373
Risk Managed Real Estate Fund	106,215,086	13,992,030	(364,843)	13,627,187
Small Cap Value Fund	17,226,836	2,316,087	(1,186,909)	1,129,178
StylePlus – Large Core Fund	185,703,681	2,227,401	(1,840,994)	386,407
StylePlus – Mid Growth Fund	73,124,921	776,551	(1,087,626)	(311,075)
Total Return Bond Fund	3,487,844,780	62,834,847	(56,730,759)	6,104,088
World Equity Income Fund	86,545,134	7,802,620	(4,217,744)	3,584,876

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.